FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

BrandywineGLOBAL - Dynamic US Large Cap Value ETF	Country	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 4.3%
Lockheed Martin Corp.	United States	14,308	$6,484,958

Air Freight & Logistics 2.0%
CH Robinson Worldwide, Inc.	United States	12,595	1,088,082
Expeditors International of Washington, Inc.	United States	14,718	1,872,130

			2,960,212

Automobile Components 0.2%
BorgWarner, Inc.	United States	8,034	288,019

Biotechnology 4.6%
Amgen, Inc.	United States	4,045	1,165,041
Gilead Sciences, Inc.	United States	71,987	5,831,667

			6,996,708

Broadline Retail 0.1%
Dillard’s, Inc., Class A	United States	459	185,275

Building Products 4.3%
Advanced Drainage Systems, Inc.	United States	5,643	793,632
[a] Builders FirstSource, Inc.	United States	18,615	3,107,588
Carlisle Cos., Inc.	United States	2,853	891,363
Fortune Brands Innovations, Inc.	United States	11,653	887,259
Owens Corning	United States	5,225	774,502

			6,454,344

Capital Markets 1.5%
Affiliated Managers Group, Inc.	United States	3,710	561,768
Evercore, Inc., Class A	United States	2,879	492,453
LPL Financial Holdings, Inc.	United States	2,564	583,618
State Street Corp.	United States	7,718	597,836

			2,235,675

Chemicals 2.7%
Eastman Chemical Co.	United States	12,393	1,113,139
LyondellBasell Industries NV, Class A	United States	23,578	2,241,796
Olin Corp.	United States	14,308	771,917

			4,126,852

Communications Equipment 1.0%
Cisco Systems, Inc.	United States	30,068	1,519,035

Construction Materials 0.6%
Eagle Materials, Inc.	United States	4,505	913,794

Consumer Finance 2.3%
Discover Financial Services	United States	25,826	2,902,843
OneMain Holdings, Inc.	United States	12,691	624,397

			3,527,240

Consumer Staples Distribution & Retail 1.5%
Albertsons Cos., Inc., Class A	United States	34,277	788,371
Walmart, Inc.	United States	9,667	1,524,002

			2,312,373

Containers & Packaging 2.4%
Amcor PLC	United States	123,202	1,187,667
Berry Global Group, Inc.	United States	11,996	808,410
Graphic Packaging Holding Co.	United States	10,424	256,952
Packaging Corp. of America	United States	8,364	1,362,579

			3,615,608

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Diversified Consumer Services 0.9%
Service Corp. International	United States	19,123	1,308,969

Electronic Equipment, Instruments & Components 0.9%
[a] Arrow Electronics, Inc.	United States	6,528	798,048
Avnet, Inc.	United States	3,066	154,526
[a] Insight Enterprises, Inc.	United States	2,713	480,717

			1,433,291

Entertainment 0.5%
Walt Disney Co.	United States	8,128	733,877

Financial Services 2.2%
Corebridge Financial, Inc.	United States	21,655	469,047
Equitable Holdings, Inc.	United States	33,708	1,122,476
Essent Group Ltd.	United States	9,855	519,753
MGIC Investment Corp.	United States	28,665	552,948
Voya Financial, Inc.	United States	9,257	675,391

			3,339,615

Food Products 3.0%
Archer-Daniels-Midland Co.	United States	13,948	1,007,324
General Mills, Inc.	United States	39,091	2,546,388
Ingredion, Inc.	United States	6,237	676,902
Mondelez International, Inc., Class A	United States	5,150	373,014

			4,603,628

Gas Utilities 0.1%
New Jersey Resources Corp.	United States	3,311	147,604

Ground Transportation 7.0%
CSX Corp.	United States	191,930	6,654,213
Norfolk Southern Corp.	United States	16,282	3,848,739
Ryder System, Inc.	United States	757	87,101

			10,590,053

Hotels, Restaurants & Leisure 1.9%
Boyd Gaming Corp.	United States	10,172	636,869
Darden Restaurants, Inc.	United States	4,085	671,165
[a] MGM Resorts International	United States	25,297	1,130,270
Wyndham Hotels & Resorts, Inc.	United States	6,255	502,965

			2,941,269

Household Durables 1.2%
KB Home	United States	2,686	167,768
PulteGroup, Inc.	United States	7,322	755,777
[a] Taylor Morrison Home Corp.	United States	9,368	499,783
Toll Brothers, Inc.	United States	3,636	373,744

			1,797,072

Household Products 1.0%
Procter & Gamble Co.	United States	9,977	1,462,030

Industrial Conglomerates 3.7%
General Electric Co.	United States	44,237	5,645,968

Insurance 11.1%
Aflac, Inc.	United States	61,879	5,105,017
American Financial Group, Inc.	United States	7,086	842,455
American International Group, Inc.	United States	74,384	5,039,516
Globe Life, Inc.	United States	7,891	960,493
Hartford Financial Services Group, Inc.	United States	31,608	2,540,651
Old Republic International Corp.	United States	29,762	875,003
Primerica, Inc.	United States	1,278	262,961
RLI Corp.	United States	2,818	375,132
Unum Group	United States	18,061	816,718

			16,817,946

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Leisure Products 0.4%
Brunswick Corp.	United States	5,511	533,189

Machinery 0.1%
Mueller Industries, Inc.	United States	3,851	181,575

Media 5.1%
Comcast Corp., Class A	United States	76,359	3,348,342
Fox Corp., Class A	United States	8,488	251,839
Interpublic Group of Cos., Inc.	United States	35,527	1,159,601
Nexstar Media Group, Inc.	United States	4,566	715,721
Omnicom Group, Inc.	United States	25,141	2,174,948

			7,650,451

Metals & Mining 7.0%
Commercial Metals Co.	United States	2,805	140,362
Nucor Corp.	United States	21,543	3,749,344
Reliance Steel & Aluminum Co.	United States	4,607	1,288,486
Southern Copper Corp.	United States	33,720	2,902,280
Steel Dynamics, Inc.	United States	16,047	1,895,151
U.S. Steel Corp.	United States	13,526	658,040

			10,633,663

Multi-Utilities 1.5%
Consolidated Edison, Inc.	United States	24,996	2,273,886

Oil, Gas & Consumable Fuels 13.1%
Chevron Corp.	United States	24,409	3,640,847
Civitas Resources, Inc.	United States	1,551	106,057
ConocoPhillips	United States	43,048	4,996,581
Coterra Energy, Inc., Class A	United States	34,622	883,554
Exxon Mobil Corp.	United States	6,701	669,966
HF Sinclair Corp.	United States	3,053	169,655
Marathon Oil Corp.	United States	36,682	886,237
Marathon Petroleum Corp.	United States	27,375	4,061,355
Phillips 66	United States	4,839	644,265
Pioneer Natural Resources Co.	United States	8,947	2,012,001
Valero Energy Corp.	United States	13,018	1,692,340

			19,762,858

Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	United States	34,188	1,754,186
Johnson & Johnson	United States	12,310	1,929,470
Merck & Co., Inc.	United States	6,490	707,540
Pfizer, Inc.	United States	53,746	1,547,347

			5,938,543

Professional Services 0.3%
Science Applications International Corp.	United States	1,266	157,389
[a] TriNet Group, Inc.	United States	2,965	352,627

			510,016

Semiconductors & Semiconductor Equipment 0.3%
Teradyne, Inc.	United States	3,959	429,631

Specialty Retail 4.4%
[a] Asbury Automotive Group, Inc.	United States	1,199	269,739
[a] AutoNation, Inc.	United States	6,714	1,008,309
Best Buy Co., Inc.	United States	25,017	1,958,331
Dick’s Sporting Goods, Inc.	United States	1,975	290,226
Murphy USA, Inc.	United States	2,743	978,044
Penske Automotive Group, Inc.	United States	8,525	1,368,348
[a] Ulta Beauty, Inc.	United States	1,668	817,303

			6,690,300

Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	United States	2,048	250,102
Ralph Lauren Corp.	United States	3,219	464,180

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Tapestry, Inc.	United States	26,035	958,348

			1,672,630

Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc., Class A	United States	1,938	196,242

Total Common Stocks (Cost $134,260,383)			148,914,399

Total Investments before Short-Term Investments (Cost $134,260,383)			148,914,399

Short-Term Investments 1.6%
Money Market Funds 1.6%
[b,c] State Street Institutional U.S. Government Money Market Fund, 5.32%	United States	2,414,643	2,414,643

Total Short-Term Investments (Cost $2,414,643)			2,414,643

Total Investments (Cost $136,675,026) 99.9%			151,329,042
Other Assets, less Liabilities 0.1%			76,775

Net Assets 100.0%			$151,405,817

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

BrandywineGLOBAL - U.S. Fixed Income ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 3.5%
Financial Services 0.8%
Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	$99,762

IT Services 0.6%
Dell International LLC/EMC Corp., 3.375%, 12/15/41	United States	100,000	75,602

Oil & Gas 1.3%
Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	34,952
Diamondback Energy, Inc., 6.25%, 3/15/33	United States	120,000	128,287

			163,239

Real Estate Investment Trusts (REITs) 0.8%
Equinix, Inc., 2.50%, 5/15/31	United States	120,000	101,939

Total Corporate Bonds & Notes (Cost $428,246)			440,542

U.S. Government & Agency Securities 72.1%
Government National Mortgage Association,
5.00%, 2/20/53	United States	433,239	430,670
5.00%, 6/20/53	United States	483,445	480,005
5.50%, 4/20/53	United States	622,312	627,038
5.50%, 5/20/53	United States	617,980	622,673
5.50%, 9/20/53	United States	248,542	250,429
5.50%, 10/20/53	United States	259,094	261,062
6.00%, 8/20/53	United States	198,119	201,541
U.S. Treasury Bonds,
2.875%, 5/15/52	United States	280,000	223,016
3.00%, 8/15/52	United States	1,630,000	1,333,417
U.S. Treasury Floating Rate Notes,
[a] 5.456%, 7/31/25	United States	1,590,000	1,587,971
[a] 5.50%, 4/30/25	United States	90,000	89,967
U.S. Treasury Notes,
3.875%, 8/15/33	United States	2,180,000	2,177,956
4.125%, 11/15/32	United States	690,000	701,630

Total U.S. Government & Agency Securities (Cost $8,782,433)			8,987,375

Mortgage-Backed Securities 20.0%
Fannie Mae 7.2%
Federal Home Loan Mortgage Corp.,
4.50%, 10/1/52	United States	490,611	475,917
5.50%, 12/1/52	United States	422,611	425,322

			901,239

Freddie Mac 12.8%
Federal National Mortgage Association,
4.00%, 6/1/52	United States	672,938	636,806
5.50%, 11/1/52	United States	435,524	431,200
5.50%, 12/1/53	United States	524,260	526,743

			1,594,749

Total Mortgage-Backed Securities (Cost $2,470,569)			2,495,988

Total Investments before Short-Term Investments (Cost $11,681,248)			11,923,905

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Short-Term Investments 2.7%
Money Market Funds 2.7%
[b] State Street Institutional U.S. Government Money Market Fund, 5.32%	United States	336,452	336,452

Total Short-Term Investments (Cost $336,452)			336,452

Total Investments (Cost $12,017,700) 98.3%			12,260,357
Other Assets, less Liabilities 1.7%			215,370

Net Assets 100.0%			$12,475,727

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aVariable rate security. The rate shown represents the yield at period end.

bThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	64	$6,961,500	3/28/24	$159,756
U.S. Treasury Ultra 10 Yr. (CBT)	Long	7	826,109	3/19/24	34,713

Total Futures Contracts					$194,469

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF	Industry	Shares	Value
Common Stocks 97.9%
Australia 5.4%
Atlas Arteria Ltd.	Transportation Infrastructure	42,274	$166,728
Transurban Group	Transportation Infrastructure	31,561	295,253

			461,981

Brazil 5.9%
Auren Energia SA	Independent Power Producers & Energy Traders	59,067	161,846
CCR SA	Transportation Infrastructure	59,998	175,142
Rumo SA	Ground Transportation	37,060	175,092

			512,080

Canada 3.8%
[a] Hydro One Ltd.	Electric Utilities	10,883	327,662

Denmark 1.8%
[a] Orsted AS	Electric Utilities	2,791	154,804

France 3.9%
Getlink SE	Transportation Infrastructure	18,544	339,328

Italy 9.9%
[a] Enav SpA	Transportation Infrastructure	56,720	215,285
Enel SpA	Electric Utilities	39,839	296,175
Terna - Rete Elettrica Nazionale	Electric Utilities	40,507	338,012

			849,472

Japan 6.0%
Central Japan Railway Co.	Ground Transportation	7,932	201,647
East Japan Railway Co.	Ground Transportation	1,427	82,282
West Japan Railway Co.	Ground Transportation	5,684	237,109

			521,038

Netherlands 3.6%
Ferrovial SE	Construction & Engineering	8,435	307,671

Portugal 4.6%
EDP - Energias de Portugal SA	Electric Utilities	79,289	398,957

Spain 6.9%
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	5,278	207,910
Iberdrola SA	Electric Utilities	14,047	184,187
Redeia Corp. SA	Electric Utilities	12,040	198,303

			590,400

United Kingdom 13.8%
National Grid PLC	Multi-Utilities	21,569	290,909
Pennon Group PLC	Water Utilities	20,357	195,023
Severn Trent PLC	Water Utilities	9,491	312,036
SSE PLC	Electric Utilities	7,610	180,055
United Utilities Group PLC	Water Utilities	15,498	209,324

			1,187,347

United States 32.3%
American Tower Corp.	Specialized REITs	1,269	273,952
American Water Works Co., Inc.	Water Utilities	2,143	282,855
Crown Castle, Inc.	Specialized REITs	1,510	173,937
CSX Corp.	Ground Transportation	10,594	367,294
Edison International	Electric Utilities	2,528	180,727
Entergy Corp.	Electric Utilities	1,661	168,077
Exelon Corp.	Electric Utilities	4,769	171,207
NextEra Energy Partners LP	Independent Power Producers & Energy Traders	8,220	249,970
NextEra Energy, Inc.	Electric Utilities	5,065	307,648
PG&E Corp.	Electric Utilities	14,816	267,132

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Public Service Enterprise Group, Inc.	Multi-Utilities	5,582	341,339

			2,784,138

Total Common Stocks (Cost $8,094,946)			8,434,878

Total Investments before Short-Term Investments (Cost $8,094,946)			8,434,878

Short-Term Investments 1.8%
Money Market Funds 1.8%
United States 1.8%
[c] JPMorgan 100% U.S. Treasury Securities Money Market Fund, 5.33%	Money Market Funds	158,130	158,130

Total Short-Term Investments (Cost $158,130)			158,130

Total Investments (Cost $8,253,076) 99.7%			8,593,008
Other Assets, less Liabilities 0.3%			25,633

Net Assets 100.0%			$8,618,641

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $905,661, representing 10.5% of net assets.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares	Value
Common Stocks 98.6%
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	United States	543	$85,376

Broadline Retail 22.7%
[a] Alibaba Group Holding Ltd., Class A	China	13,997	135,515
[b] Amazon.com, Inc.	United States	8,120	1,233,753
eBay, Inc.	United States	2,253	98,276
[b] Etsy, Inc.	United States	2,040	165,342
[b] Global-e Online Ltd.	Israel	4,818	190,937
[b] MercadoLibre, Inc.	Brazil	379	595,614
Naspers Ltd., Class N	South Africa	657	112,377
[a,b] PDD Holdings, Inc., ADR	China	2,094	306,373
Prosus NV	Netherlands	3,547	105,732

			2,943,919

Commercial Services & Supplies 3.6%
[b] Copart, Inc.	United States	9,672	473,928

Consumer Staples Distribution & Retail 5.2%
Costco Wholesale Corp.	United States	1,023	675,262

Containers & Packaging 1.3%
Graphic Packaging Holding Co.	United States	1,377	33,943
Packaging Corp. of America	United States	793	129,188

			163,131

Entertainment 1.8%
[b] Netflix, Inc.	United States	373	181,606
[b] ROBLOX Corp., Class A	United States	1,026	46,909

			228,515

Financial Services 10.3%
[b] Adyen NV, ADR	Netherlands	11,976	154,251
[b] Block, Inc.	United States	1,002	77,505
[b] Dlocal Ltd.	Uruguay	2,165	38,299
[b] Flywire Corp.	United States	2,658	61,533
Jack Henry & Associates, Inc.	United States	594	97,065
Mastercard, Inc., Class A	United States	1,049	447,409
[b] PayPal Holdings, Inc.	United States	537	32,977
Visa, Inc., Class A	United States	1,633	425,151

			1,334,190

Food Products 0.8%
[b] Freshpet, Inc.	United States	1,156	100,295

Ground Transportation 9.1%
Old Dominion Freight Line, Inc.	United States	416	168,617
[b] Uber Technologies, Inc.	United States	14,180	873,062
[b] XPO, Inc.	United States	1,579	138,305

			1,179,984

Hotels, Restaurants & Leisure 12.3%
[b] Airbnb, Inc., Class A	United States	2,019	274,867
[b] Booking Holdings, Inc.	United States	149	528,536
[b] DoorDash, Inc., Class A	United States	6,157	608,866
[b] Expedia Group, Inc.	United States	572	86,824
[b] MakeMyTrip Ltd.	India	2,124	99,785

			1,598,878

Industrial REITs 1.9%
Prologis, Inc.	United States	1,809	241,140

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Interactive Media & Services 2.7%
[b] Alphabet, Inc., Class A	United States	849	118,597
[b] Meta Platforms, Inc., Class A	United States	528	186,891
[a] Tencent Holdings Ltd.	China	1,365	51,323

			356,811

IT Services 7.3%
[b] Shopify, Inc., Class A	Canada	12,160	947,264

Media 0.8%
[b] Trade Desk, Inc., Class A	United States	1,410	101,464

Professional Services 0.2%
TransUnion	United States	441	30,301

Real Estate Management & Development 0.7%
[b] CoStar Group, Inc.	United States	1,045	91,322

Software 8.0%
[b] Autodesk, Inc.	United States	525	127,827
[b] Bill Holdings, Inc.	United States	995	81,182
[b] Descartes Systems Group, Inc.	Canada	3,150	264,789
[b] Manhattan Associates, Inc.	United States	1,710	368,197
[b] Sprout Social, Inc., Class A	United States	410	25,190
[b] SPS Commerce, Inc.	United States	562	108,938
[b] Unity Software, Inc.	United States	1,566	64,034

			1,040,157

Specialty Retail 0.1%
ZOZO, Inc.	Japan	512	11,531

Trading Companies & Distributors 9.1%
Fastenal Co.	United States	8,661	560,973
WW Grainger, Inc.	United States	750	621,517

			1,182,490

Total Common Stocks (Cost $11,800,960)			12,785,958

Total Investments (Cost $11,800,960) 98.6%			12,785,958
Other Assets, less Liabilities 1.4%			185,482

Net Assets 100.0%			$12,971,440

aVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $493,211, representing 3.8% of net assets.

bNon-income producing.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Dynamic Municipal Bond ETF	Principal Amount*	Value
Municipal Bonds 98.7%
Alabama 2.8%
Black Belt Energy Gas District,
[a] 4.00%, 12/01/52	500,000	$493,113
[a] Gas Project, Series 2022E, VRDN, 5.00%, 5/01/53	525,000	550,035
[a] Refunding, VRDN, 4.00%, 6/01/51	240,000	241,849
[b] County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	88,503
Energy Southeast A Cooperative District,
[a] Series A-1, 5.50%, 11/01/53	1,500,000	1,643,294
[a] Series B-1, 5.75%, 4/01/54	500,000	560,300
MidCity Improvement District, 4.25%, 11/01/32	600,000	537,946
[a] Southeast Energy Authority A Cooperative District, Cooperative District, 5.50%, 1/01/53	500,000	543,195

		4,658,235

Alaska 0.6%
Northern Tobacco Securitization Corp., 4.00%, 6/01/39	1,000,000	1,002,519

Arizona 1.0%
[a] Chandler Industrial Development Authority, 5.00%, 9/01/42	1,000,000	1,040,208
Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000	145,978
Industrial Development Authority of the City of Phoenix Arizona, Downtown Phoenix Student Housing II LLC, Series A, 5.00%, 7/01/31	100,000	105,632
[b] Sierra Vista Industrial Development Authority, Georgetown Community Development Authority, 9.00%, 10/01/37	250,000	239,779
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	200,000	187,305

		1,718,902

Arkansas 0.1%
Arkansas Development Finance Authority, Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	107,141

California 9.8%
California Community Choice Financing Authority, [a] 5.25%, 1/01/54	3,550,000	3,757,398
[a] VRDN, 5.50%, 10/01/54	1,000,000	1,109,933
[b] California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	485,412
California Community Housing Agency,[b] 4.00%, 2/01/43	350,000	310,435
[b] 4.00%, 8/01/47	285,000	229,857
[b] 4.00%, 8/01/50	320,000	242,867
[b] Arbors Apartments, Series A, 5.00%, 8/01/50	300,000	279,598
[b] Fountains at Emerald Park, 4.00%, 8/01/46	1,000,000	851,077
[b] Verdant at Green Valley Apartments, 5.00%, 8/01/49	300,000	282,731
California Municipal Finance Authority,
AMT, Series 2018A, 3.50%, 12/31/35	100,000	97,473
Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	106,618
Caritas Corp., Refunding Series 2021B, 3.00%, 8/15/31	165,000	158,084
Series C, 5.75%, 9/01/37	270,000	282,660
Series D, 6.00%, 9/01/42	265,000	281,427
[b,c] California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	3,375
California School Finance Authority, [b] 5.00%, 6/01/27	50,000	53,494
[b] 5.00%, 6/01/27	50,000	50,796
[b] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	180,000	170,650
[b] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	244,477
[b] City & County of San Francisco CA, Special Tax District No 2020-1, 4.00%, 9/01/36	100,000	99,681
[b] CMFA Special Finance Agency, 4.00%, 8/01/45	500,000	408,647
[b] CMFA Special Finance Agency VII, 4.00%, 8/01/47	910,000	728,790
[b] CMFA Special Finance Agency VIII, 4.00%, 8/01/47	855,000	714,436
[b] CMFA Special Finance Agency XII, 4.375%, 8/01/49	1,000,000	804,804

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

CSCDA Community Improvement Authority,
[b] 4.00%, 9/01/46	955,000	798,943
[b] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	137,285
[b] Renaissance at City Center, 5.00%, 7/01/51	250,000	234,215
[b] Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	99,439
[a] Long Beach Bond Finance Authority, Series B, 5.23%, 11/15/27	1,000,000	1,004,798
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	102,481
River Islands Public Financing Authority,
Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	522,450
Series 2023-1, 5.00%, 9/01/38	435,000	451,845
[a] Southern California Public Power Authority, 5.248%, 11/01/38	1,100,000	1,024,411

		16,130,587

Colorado 3.6%
Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding,
4.00%, 1/01/32	200,000	193,473
Colorado Health Facilities Authority,
4.00%, 8/01/37	1,480,000	1,501,902
4.00%, 8/01/39	1,280,000	1,288,390
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	97,176
CommonSpirit Health Obligated Group, Series A, Refunding, 5.00%, 8/01/39	1,650,000	1,745,924
Denver Health & Hospital Authority, Series A, 4.00%, 12/01/37	1,000,000	969,051
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	100,011
Southlands Metropolitan District No. 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	95,930

		5,991,857

Connecticut 0.3%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	135,000	127,903
Connecticut State Health & Educational Facilities Authority,
Masonicare Corp Obligated Group, Series F, Refunding, 5.00%, 7/01/24	275,000	275,011
Series 2017I-1, 5.00%, 7/01/29	5,000	5,343
[b] Series 2020A, 5.00%, 1/01/30	150,000	145,544

		553,801

Delaware 0.1%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	102,840
[b,d] Red River Biorefinery LLC, 15.00%, 4/30/24	10,000	10,000

		112,840

Florida 13.1%
Abbott Square Community Development District, Special Assessment, Series 2022, 5.00%, 6/15/32	200,000	202,695
[b] Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000	95,162
[b] Astonia Community Development District, Assessment Area One Project, Special Assessment, 3.375%, 5/01/30	145,000	139,360
Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	95,000	91,147
[b] Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	96,165
Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021A, 2.75%, 5/01/31	90,000	80,203
Babcock Ranch Community Independent Special District,
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	47,480
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	136,665
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	94,403
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	90,675
Black Creek Community Development District, 5.125%, 6/15/32	100,000	101,332
Capital Projects Finance Authority,
5.00%, 10/01/34	1,000,000	1,044,173
University Project, Series 2020A-1, 5.00%, 10/01/32	455,000	478,685

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Capital Trust Agency, Inc.,
[b] 3.00%, 7/01/31	125,000	109,891
[b] Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	94,804
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	90,000	90,399
[b] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	260,201
Celebration Community Development District, Special Assessment, 3.125%, 5/01/41	50,000	39,664
Coddington Community Development District, Special Assessment, 5.00%, 5/01/32	275,000	281,547
Connerton East Community Development District, Special Assessment, 4.25%, 6/15/30	185,000	185,858
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	155,139
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	93,155
Cordova Palms Community Development District,
Assessment Area 1, Special Assessment, 4.80%, 5/01/27	125,000	125,306
Special Assessment, 2.80%, 5/01/31	100,000	88,258
County of Osceola Transportation Revenue, zero cpn., 10/01/32	150,000	102,522
[b] Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	55,000	52,381
Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	100,000	99,323
Cypress Ridge Community Development District, 4.875%, 5/01/30	500,000	503,125
Del Webb Oak Creek Community Development District, 2023 Project, Special Assessment, 4.125%, 5/01/30	140,000	139,567
[b] Downtown Doral South Community Development District, Special Assessment, 4.25%, 12/15/28	195,000	194,303
[b] DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	92,302
East 547 Community Development District, 5.50%, 5/01/30	100,000	102,191
East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	92,302
Edgewater East Community Development District,
Special Assessment, 3.00%, 5/01/27	130,000	123,375
Special Assessment, 3.10%, 5/01/31	100,000	90,232
[b] Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	90,886
Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	80,000	71,052
Escambia County Health Facilities Authority, Baptist Hospital Inc Obligated Group, Refunding, 5.00%, 8/15/34	1,000,000	1,064,082
Florida Development Finance Corp.,
[a,b] 7.50%, 7/01/57	250,000	248,931
[a,b] 8.00%, 7/01/57	500,000	510,394
[a,b] Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	169,764
[b] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	193,498
[b] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	87,951
Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000	1,408,215
[b] Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	137,409
Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	145,564
Hacienda North Community Development District, Special Assessment, 5.50%, 5/01/33	210,000	217,486
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	94,445
Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	99,143
Hills of Minneola Community Development District,
South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	60,000	57,298
[b] South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	93,113
Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	45,000	44,747
Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	90,501
Kelly Park Community Development District, Assessment Area One Project, Special Assessment, 5.125%, 11/01/30	280,000	282,976
Kindred Community Development District II,
5.65%, 5/01/43	315,000	324,408
Special Assessment, 2.20%, 5/01/26	50,000	47,637
Special Assessment, 3.00%, 5/01/30	155,000	144,115

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Kingman Gate Community Development District,
Special Assessment, 2.50%, 6/15/26	65,000	62,521
Special Assessment, 3.125%, 6/15/30	110,000	104,815
Lakes at Bella Lago Community Development District, 5.75%, 5/01/43	165,000	167,483
Lakes of Sarasota Community Development District,
Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	125,571
Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	112,143
Lakewood Ranch Stewardship District,
4.25%, 5/01/26	1,225,000	1,221,180
6.125%, 5/01/43	500,000	521,592
[b] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	92,072
[b] Special Assessment, 3.125%, 5/01/30	60,000	55,061
Special Assessment, 3.20%, 5/01/30	175,000	160,969
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	86,476
Lawson Dunes Community Development District, Special Assessment, 4.375%, 5/01/27	140,000	139,464
[b] Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	47,588
Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000	66,961
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	142,981
Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	87,764
North AR-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series 2021A, 3.25%, 5/01/31	100,000	91,161
[b] North Powerline Road Community Development District, Special Assessment, 4.75%, 5/01/27	165,000	165,080
North River Ranch Improvement Stewardship District, Special Assessment, Series A, 5.70%, 5/01/29	145,000	147,615
Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	93,065
Palermo Community Development District, 2023 Project, Special Assessment, 4.125%, 6/15/30	50,000	49,943
Palm Beach County Health Facilities Authority,
5.00%, 5/15/27	292,000	282,937
Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	100,000	109,803
Palm Coast Park Community Development District, 4.15%, 5/01/27	200,000	198,916
Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	91,370
Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	90,610
Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment,
Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	143,498
Preserve at South Branch Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	93,155
Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000	89,614
River Hall Community Development District,
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000	29,860
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000	39,256
Special Assessment, Series A, 6.25%, 5/01/43	170,000	177,357
Rivers Edge II Community Development District, Special Assessment,, 3.00%, 5/01/31	100,000	89,684
[b] Rivers Edge III Community Development District, Special Assessment,, 2.40%, 5/01/26	100,000	95,572
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%, 6/15/30	80,000	75,316
Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000	128,314
Sandmine Road Community Development District,
[b] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	95,201
Assessment Area Two, Special Assessment, 2.30%, 11/01/26	35,000	33,291
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	97,552
Sawgrass Village Community Development District, Special Assessment, 6.125%, 11/01/43	155,000	160,316
Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000	134,923
Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	500,000	504,812
[b] Seaton Creek Reserve Community Development District, Assessment Area One, Special Assessment, 4.625%, 6/15/30	30,000	30,149
Sherwood Manor Community Development District, Assessment Area Two, Special Assessment, 4.625%, 5/01/30	90,000	90,438
Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000	94,013

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	67,500
Sorrento Pines Community Development District, Assessment Area One, 4.375%, 5/01/30	55,000	55,044
South Fork East Community Development District, 4.00%, 5/01/31	755,000	745,987
Southern Groves Community Development District No. 5, Special Assessment, 5.80%, 5/01/42	200,000	210,874
St. Augustine Lakes Community Development District, Special Assessment, 5.375%, 6/15/42	60,000	60,574
[b] Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	89,364
Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	67,947
Sunbridge Stewardship District, Special Assessment, 4.50%, 5/01/27	135,000	135,429
Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	89,496
Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	136,211
Tohoqua Community Development District,
Special Assessment, 2.50%, 5/01/26	140,000	134,514
Special Assessment, 2.875%, 5/01/31	100,000	92,251
Tradition Community Development District No. 9, Special Assessment, 2.70%, 5/01/31	100,000	87,719
[b] Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000	96,219
Twisted Oaks Pointe Community Development District, 5.875%, 5/01/43	170,000	173,171
Two Rivers West Community Development District, Special Assessment, 5.375%, 5/01/33	150,000	153,598
V-Dana Community Development District, Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	90,797
[b] Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	70,000	63,025
Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	113,577
Village Community Development District No. 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	94,184
Villamar Community Development District, Assessment Area Five Project, Special Assessment, 5.625%, 5/01/43	60,000	60,912
West Villages Improvement District,
Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	90,452
Unit of Development No 8, Special Assessment, 4.625%, 5/01/29	140,000	140,710
Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	94,369
Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	224,329

		21,523,320

Georgia 4.8%
[b] Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000	86,082
[b] George L Smith II Congress Center Authority, Signia Hotel Management LLC,, 3.625%, 1/01/31	350,000	318,499
Main Street Natural Gas, Inc.,
[a] 5.00%, 6/01/53	3,500,000	3,713,450
[a] 5.00%, 12/01/53	1,250,000	1,346,074
[a] 5.311%, 12/01/53	1,000,000	1,010,587
[a,b] Gas Supply Revenue, , Series 2022C, VRDN, 4.00%, 8/01/52	1,500,000	1,443,923

		7,918,615

Idaho 0.7%
Idaho Housing & Finance Association,
[b] College of Idaho Inc, Refunding, 5.00%, 11/01/25	750,000	763,249
White Pine Charter School Project, 5.25%, 5/01/38	300,000	320,640

		1,083,889

Illinois 8.1%
Chicago Board of Education, Refunding, Series A, 12/01/25	500,000	463,648
Chicago Board of Education Dedicated Capital Improvement Tax,
5.00%, 4/01/38	2,140,000	2,291,240
5.25%, 4/01/39	1,000,000	1,085,277
Chicago Midway International Airport, AMT, 5.50%, 1/01/38	750,000	866,735
City of Chicago,
5.00%, 1/01/34	1,100,000	1,202,296
Series A, 5.50%, 1/01/40	1,645,000	1,799,598

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Illinois Finance Authority,
[a] 5.00%, 5/15/50	750,000	780,725
Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	243,707
[b] Refunding, 4.00%, 10/01/31	180,000	172,340
[a] Refunding, Monthly, VRDN, 4.973%, 11/01/34	390,000	389,950
Westminster Village Inc Obligated Group, Series A, Refunding, 5.25%, 5/01/38	1,000,000	910,569
Metropolitan Pier & Exposition Authority,
McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	990,571
zero cpn., 12/15/30	300,000	238,562
Southwestern Illinois Development Authority,
, 12/01/24	155,000	150,685
, 12/01/24	95,000	91,943
State of Illinois,
6.00%, 11/01/26	975,000	1,012,718
Series 2021B, 3.00%, 12/01/41	500,000	423,903
[b] Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	116,049	101,543
Village of Villa Park, Garden Station Redevelopment Area, 12/31/38	100,000	80,080

		13,296,090

Indiana 1.0%
[b] City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	127,200
[b] City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	87,942
Indiana Finance Authority,
Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000	141,083
University of Evansville, 7.00%, 9/01/32	180,000	171,148
[b] Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000	87,944
Indianapolis Local Public Improvement Bond Bank, 5.50%, 3/01/38	1,000,000	1,106,731

		1,722,048

Iowa 3.0%
Iowa Finance Authority,
4.125%, 5/15/38	100,000	78,348
[a] 4.323%, 5/15/56	500,000	462,915
5.00%, 5/15/32	500,000	466,512
Lifespace Communities Inc Obligated Group, Refunding, 6.75%, 5/15/33	770,000	797,287
[a] Refunding, 5.00%, 12/01/50	2,425,000	2,531,211
Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	610,000	613,653

		4,949,926

Kentucky 1.1%
[a] County of Owen, Refunding, VRDN, Series A, 2.45%, 6/01/39	100,000	94,039
Kentucky Economic Development Finance Authority, 5.00%, 8/01/29	280,000	305,677
[a] Kentucky Public Energy Authority, Kentucky Public Energy Authority, , Series 2022A2, Daily, VRDN, 4.811%, 8/01/52	1,285,000	1,247,450
Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000	93,737

		1,740,903

Louisiana 1.4%
Lakeshore Villages Master Community Development District, 5.00%, 6/01/32	245,000	248,532
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.50%, 11/01/32	1,555,000	1,477,544
[b] 3.90%, 11/01/44	175,000	151,482
[b] 5.00%, 7/01/29	95,000	91,987
[b] Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	125,577
[a] State of Louisiana Gasoline & Fuels Tax Revenue, VRDN, 4.00%, 5/01/43	200,000	200,000

		2,295,122

Maryland 0.7%
[b] City of Baltimore, Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	92,062
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	132,970
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	149,177
[b] Town of La Plata MD, Heritage Green Special Taxing District, 5.75%, 2/15/35	680,000	691,953

		1,066,162

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Massachusetts 0.5%
Massachusetts Development Finance Agency,
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	80,000	81,186
Salem Community Corp. Obligated Group, Refunding, 5.00%, 1/01/28	200,000	196,107
Massachusetts Educational Financing Authority, 4.25%, 7/01/44	500,000	502,614

		779,907

Michigan 1.5%
City of Detroit, 6.00%, 5/01/43	375,000	422,633
Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	80,000	76,755
[b] Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	110,000	104,312
Michigan Finance Authority,
5.25%, 11/01/39	500,000	514,757
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	190,000	187,176
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	276,159
University of Detroit Mercy Obligated Group, 5.25%, 11/01/35	750,000	792,445
Michigan Strategic Fund, AMT, 5.00%, 6/30/48	100,000	102,461

		2,476,698

Minnesota 1.4%
[a] City of Minneapolis, Fairview Health Services Obligated Group, 3.95%, 11/15/48	900,000	900,000
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	134,965
Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000	114,041
[a] Minnesota Municipal Gas Agency, 4.611%, 12/01/52	1,200,000	1,188,431

		2,337,437

Mississippi 0.2%
[b] Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	159,009
Mississippi Home Corp.,
[b] Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000	84,070
Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%, 6/01/33	100,000	85,161

		328,240

Missouri 0.1%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%, 3/01/29	130,000	137,419
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	35,000	33,241

		170,660

Nevada 0.4%
City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	142,052
City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	174,809
[b] City of North Las Vegas, Special Assessment, 5.00%, 6/01/28	140,000	143,555
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	265,603

		726,019

New Jersey 0.9%
New Jersey Economic Development Authority,
5.00%, 7/01/32	100,000	100,551
[a] AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	89,692
United Airlines, Inc., 5.25%, 9/15/29	250,000	250,507
New Jersey Higher Education Student Assistance Authority, Series B, 4.00%, 12/01/44	1,000,000	999,875

		1,440,625

New York 7.6%
[a] City of New York, 4.10%, 10/01/46	1,900,000	1,900,000
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/28	935,000	1,017,360
Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	575,116
New York City Municipal Water Finance Authority,
[a] 4.10%, 6/15/33	100,000	100,000
[a] Series BB, 4.00%, 6/15/49	720,000	720,000
[a] Series BB, 4.00%, 6/15/49	800,000	800,000
New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	67,557

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a,b] New York State Environmental Facilities Corp., Casella Waste Systems Inc, 5.125%, 9/01/50	250,000	253,604
New York Transportation Development Corp.,
2.25%, 8/01/26	90,000	86,104
3.00%, 8/01/31	210,000	188,877
4.00%, 1/01/36	450,000	431,555
5.00%, 10/01/40	3,500,000	3,544,720
AMT, 5.25%, 8/01/31	80,000	83,380
AMT, 5.50%, 6/30/38	250,000	278,162
AMT, 6.00%, 4/01/35	1,750,000	1,952,969
Port Authority of New York & New Jersey, Series 230TH, 3.00%, 12/01/31	500,000	511,004

		12,510,408

North Carolina 1.0%
Charlotte-Mecklenburg Hospital Authority,
[a] Atrium Health Obligated Group, 4.00%, 1/15/44	625,000	625,000
[a] Atrium Health Obligated Group, 4.05%, 1/15/38	1,000,000	1,000,000

		1,625,000

North Dakota 0.5%
City of Horace, 5.125%, 7/01/25	500,000	504,045
County of Burleigh, 5.10%, 4/15/36	250,000	250,300
[b,c] County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	25,000

		779,345

Ohio 2.1%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	150,000	151,146
[a] County of Allen Hospital Facilities Revenue, Catholic Healthcare, Series C, 4.10%, 6/01/34	1,000,000	1,000,000
County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	555,000	534,752
County of Franklin,
Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	184,742
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	97,444
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	102,440
[a] Ohio Air Quality Development Authority, 4.25%, 11/01/39	1,000,000	1,020,492
Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	314,063
Ohio Housing Finance Agency, 8.00%, 8/01/34	100,000	102,520

		3,507,599

Oregon 0.7%
[a] Oregon State Facilities Authority, PeaceHealth Obligated Group, Series 2018B, 4.00%, 8/01/34	800,000	800,000
Union County Hospital Facility Authority, Grande Ronde Hospital Inc Obligated Group, 5.00%, 7/01/31	340,000	368,405

		1,168,405

Pennsylvania 1.7%
Allegheny County Higher Education Building Authority,
[a] Carnegie Mellon University, 4.15%, 12/01/37	1,200,000	1,200,000
Robert Morris University, 5.00%, 10/15/26	70,000	70,488
Allentown Neighborhood Improvement Zone Development Authority,
[b] 5.00%, 5/01/28	100,000	102,850
[b] City Center Project, 5.25%, 5/01/42	200,000	201,155
Berks County Industrial Development Authority,
4.00%, 11/01/31	560,000	295,466
Tower Health Obligated Group, Refunding, 5.00%, 11/01/29	250,000	133,202
Franklin County Industrial Development Authority, Refunding, 5.00%, 12/01/28	100,000	96,288
[a] Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding, VRDN, 2.45%, 12/01/39	100,000	92,652
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	125,766
Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	424,165

		2,742,032

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Puerto Rico 1.9%
Commonwealth of Puerto Rico,
Series 2021A1, 4.00%, 7/01/33	359,628	352,939
Series 2021A1, 4.00%, 7/01/35	8,654	8,390
Series 2021A1, 4.00%, 7/01/37	7,428	7,113
Series 2021A1, 4.00%, 7/01/41	10,099	9,296
Series 2021A1, 4.00%, 7/01/46	10,503	9,395
Series 2021A1, 5.625%, 7/01/27	10,626	11,248
Series 2021A1, 5.625%, 7/01/29	14,454	15,699
Series 2021A1, 5.75%, 7/01/31	1,025,508	1,142,837
[a] VRDN, 11/01/43	42,678	23,313
zero cpn., 7/01/24	1,570	1,539
zero cpn., 7/01/33	12,391	7,742
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	841,056	746,437
HTA HRRB Custodial Trust, 5.25%, 7/01/32	200,000	199,266
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.125%, 7/01/24	5,000	5,042
Puerto Rico Electric Power Authority,
5.25%, 7/01/32	175,000	172,598
Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	169,946
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority,
4.00%, 7/01/37	100,000	97,451
4.00%, 7/01/39	100,000	95,674
4.00%, 7/01/40	100,000	95,142

		3,171,067

South Carolina 2.3%
County of Dorchester, SC Summers Corner Improvement District, Special Assessment, 4.50%, 10/01/33	415,000	414,974
[b] County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	93,859
Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000	104,473
[a] Patriots Energy Group Financing Agency, 5.25%, 10/01/54	2,615,000	2,819,532
South Carolina Jobs-Economic Development Authority,
AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	84,126
[b] Columbia Portfolio Obligated Group, 6/01/37	315,000	235,312
[b] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	84,126

		3,836,402

Tennessee 5.2%
Chattanooga Health Educational & Housing Facility Board, 4.00%, 8/01/38	1,125,000	1,135,707
Cleveland Housing Authority,
[b] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	294,664
[b] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	98,221
[a] Tennergy Corp., 5.50%, 10/01/53	2,535,000	2,707,366
[a] Tennessee Energy Acquisition Corp., 5.00%, 5/01/52	4,000,000	4,281,476

		8,517,434

Texas 12.9%
Cedar Port Navigation & Improvement District, 4.00%, 9/01/38	1,450,000	1,462,017
[b] City of Anna, Special Assessment, 5.00%, 9/01/28	135,000	135,923
City of Celina,
[b] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	75,000	74,131
[b] Chalk Hill Public Improvement District No 2, Special Assessment, 5.00%, 9/01/30	185,000	186,408
[b] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	163,102
[b] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000	104,539
[b] Special Assessment, 3.625%, 9/01/30	100,000	92,011
[b] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	75,000	68,910
[b] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	99,634
[b] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	162,930
[b] City of Crandall, Special Assessment, 4.75%, 9/15/31	100,000	93,215
City of Fate,
[b] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	59,000	55,773
[b] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	131,095

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000	125,320
[b] City of Hutto, Emory Crossing Public Improvement District Impt Area No 2, Special Assessment, 4.50%, 9/01/30	270,000	273,869
City of Kyle,
[b] 4.50%, 9/01/33	550,000	553,547
[b] Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	93,118
Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	132,339
[b] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	208,723
[b] Special Assessment, 5.75%, 9/01/30	100,000	102,834
City of Lago Vista,
Special Assessment, Refunding, 3.125%, 9/01/30	130,000	120,018
[b] Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000	132,208
City of Lavon,
[b] Special Assessment, 5.25%, 9/15/28	170,000	171,835
[b] Special Assessment, 5.875%, 9/15/42	355,000	367,423
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	89,630
[b] City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	67,940
[b] City of Manor, 5.25%, 9/15/43	200,000	200,731
[b] City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	156,703
City of Mesquite,
[b] 4.00%, 9/01/30	130,000	130,472
[b] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000	103,070
City of Pilot Point,
[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	152,150
[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	146,492
City of Princeton,
[b] Special Assessment, 3.25%, 9/01/30	100,000	91,178
[b] TX Whitewing Trails Public Improvement District No 2 Phase 2, Special Assessment, 4.25%, 9/01/30	125,000	124,994
[b] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	87,069
[b] City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	135,000	131,234
City of Sachse,
[b] 6.00%, 9/15/28	100,000	101,494
[b] Special Assessment, 5.00%, 9/15/28	100,000	101,276
[b] Special Assessment, 5.625%, 9/15/42	100,000	103,253
[b] TX Sachse Public Improvement District No 1, Special Assessment, 6.875%, 9/15/42	165,000	170,757
City of Tomball,
[b] Raburn Reserve Public Improvement District Area No 2, Special Assessment, 4.875%, 9/15/33	145,000	147,414
[b] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	92,075
[b] City of Uhland, Special Assessment, 5.75%, 9/01/27	100,000	101,577
County of Hays,
[b] La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	134,157
[b] Special Assessment, 4.875%, 9/15/32	275,000	277,914
[b] County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	93,625
Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000	1,016,179
Harris County Municipal Utility District No. 171,
4.75%, 12/01/40	1,215,000	1,271,630
6.75%, 12/01/26	1,015,000	1,109,263
Harris County Municipal Utility District No. 502, 4.75%, 9/01/37	1,060,000	1,127,291
Harris-Waller Counties Municipal Utility District No. 4, 5.00%, 11/01/36	310,000	319,587
Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000	1,369,489
Matagorda County Navigation District No. 1, 5.125%, 11/01/28	1,000,000	1,060,745
New Hope Cultural Education Facilities Finance Corp.,
5.00%, 4/01/31	30,000	31,392
5.00%, 7/01/47	100,000	90,750
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,110

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Refunding, 4.00%, 1/01/29	100,000	90,833
North Parkway Municipal Management District No. 1,
[b] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	45,174
[b] Special Assessment, 4.25%, 9/15/31	152,000	146,313
Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000	971,979
[b] Northwood Municipal Utility District No. 1, Refunding, 4.00%, 8/01/31	250,000	250,130
South Manvel Development Authority, City of Manvel TX Tax Increment Reinvestment Zone Number 3, 5.00%, 4/01/38	275,000	277,474
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/32	1,750,000	1,879,256
[a] Texas Municipal Gas Acquisition & Supply Corp. IV, Series B, 5.50%, 1/01/54	1,500,000	1,668,229
Travis County Municipal Utility District No. 22,
Series A, 5.75%, 9/01/38	165,000	170,023
Series B, 6.00%, 9/01/42	165,000	169,976
Viridian Municipal Management District,
5.00%, 12/01/25	100,000	102,767
Special Assessment, 2.875%, 12/01/30	100,000	87,559
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	27,000	25,729

		21,298,005

Utah 0.4%
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	215,580
[b] Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	230,866
Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	262,168

		708,614

Virginia 1.2%
[a] Albemarle County Economic Development Authority, Sentara Healthcare Obligated Group, 4.00%, 10/01/48	200,000	200,000
[b] Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	99,880
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, 5.75%, 9/01/30	1,000,000	1,026,158
Virginia Small Business Financing Authority,
National Senior Campuses, Inc. Obligated Group, Refunding, 5.00%, 1/01/33	100,000	106,830
[a] VRDN, 5.00%, 11/01/52	500,000	501,607

		1,934,475

Washington 2.6%
Jefferson County Public Hospital District No. 2, Refunding, Series A, 5.75%, 12/01/33	500,000	514,740
Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	101,938
Washington Health Care Facilities Authority,
[b] 3.00%, 12/01/34	125,000	120,614
[b] 5.00%, 12/01/32	250,000	277,915
Refunding , Series A, 5.00%, 8/01/34	1,000,000	1,093,345
Washington State Housing Finance Commission,
5.00%, 7/01/38	1,255,000	1,316,049
[b] eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	91,170
[b] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	84,058
[b] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	85,987
[b] Refunding, 5.625%, 7/01/38	430,000	476,955
[b] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	94,633

		4,257,404

West Virginia 0.2%
[a] West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	250,109

Wisconsin 1.2%
Public Finance Authority,
[b] 5.00%, 3/01/37	385,000	352,111
[b] Coral Academy of Science Reno, 5.375%, 6/01/37	335,000	335,252
[b] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	94,738
[b] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	90,481
[b] Refunding, 4.00%, 3/01/27	45,000	44,590

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[b] Refunding, 4.00%, 7/01/31	100,000	91,003
[b] Refunding, 5.00%, 10/01/24	100,000	100,348
[b] Refunding, 5.00%, 10/01/29	100,000	103,317
[b] Series 2023-B, 7.125%, 7/25/34	500,000	520,453
[b] Signature Preparatory, 5.00%, 6/15/31	120,000	116,227
[a,b] VRDN, 3.50%, 12/01/50	100,000	81,930

		1,930,450

Senior Floating Rate Interest 0.3%
Real Estate Development 0.3%
Centennial Gardens LP, Delayed Draw Term Loan, 6.908%, 8/01/24	500,000	504,684

Total Floating Rate Loans (Cost $500,000)		504,684

Total Investments (Cost $160,575,784) 99.0%		162,872,976
Other Assets, less Liabilities 1.0%		1,728,236

Net Assets 100.0%		$164,601,212

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aVariable rate security. The rate shown represents the yield at period end.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $27,353,149, representing 16.6% of net assets.

cDefaulted securities.

dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

Abbreviations

Selected Portfolio

CSCDA	–	California Statewide Communities Development Authority

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Emerging Market Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 96.3%
Brazil 3.9%
Alupar Investimento SA, UNIT	Electric Utilities	740	$4,800
Ambev SA	Beverages	22,000	62,183
Banco Bradesco SA	Banks	6,500	20,446
BB Seguridade Participacoes SA	Insurance	3,500	24,245
Caixa Seguridade Participacoes SA	Insurance	2,500	6,639
Cia Energetica de Minas Gerais	Electric Utilities	1,500	4,672
Cia Siderurgica Nacional SA	Metals & Mining	3,000	12,142
Companhia Paranaense de Energia	Electric Utilities	1,500	2,930
CPFL Energia SA	Electric Utilities	1,000	7,928
CSN Mineracao SA	Metals & Mining	3,000	4,836
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	1,000	9,332
Itausa SA	Banks	5,500	11,707
Lojas Renner SA	Specialty Retail	4,500	16,138
Neoenergia SA	Electric Utilities	2,500	10,983
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	10,500	84,258
Telefonica Brasil SA	Diversified Telecommunication Services	2,000	22,003
TIM SA	Wireless Telecommunication Services	4,000	14,764
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,000	7,901
Vale SA	Metals & Mining	10,200	162,105

			490,012

Chile 0.9%
AntarChile SA	Industrial Conglomerates	630	5,086
Banco de Chile	Banks	221,380	26,235
Banco de Credito e Inversiones SA	Banks	445	12,153
Banco Santander Chile	Banks	313,825	15,453
Cencosud SA	Consumer Staples Distribution & Retail	6,700	12,697
Cencosud Shopping SA	Real Estate Management & Development	2,740	4,424
Cia Sud Americana de Vapores SA	Marine Transportation	75,050	4,649
Empresas CMPC SA	Paper & Forest Products	5,595	10,892
Empresas Copec SA	Oil, Gas & Consumable Fuels	2,195	16,111
Quinenco SA	Industrial Conglomerates	1,345	4,413

			112,113

China 21.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	500	1,321
Agricultural Bank of China Ltd., Class A	Banks	64,000	32,716
Agricultural Bank of China Ltd., Class H	Banks	145,000	55,894
[a] Alibaba Group Holding Ltd., Class A	Broadline Retail	8,000	77,454
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	4,752
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,670	15,410
Anhui Kouzi Distillery Co. Ltd., Class A	Beverages	500	3,181
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	1,040	10,089
Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	3,135
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	5,000	2,145
Bank of Beijing Co. Ltd., Class A	Banks	8,000	5,089
Bank of Changsha Co. Ltd., Class A	Banks	2,000	1,916
Bank of Chengdu Co. Ltd., Class A	Banks	1,500	2,372
Bank of China Ltd., Class H	Banks	300,000	114,490
Bank of Communications Co. Ltd., Class A	Banks	15,500	12,495
Bank of Communications Co. Ltd., Class H	Banks	35,000	21,829
Bank of Hangzhou Co. Ltd., Class A	Banks	2,500	3,514
Bank of Jiangsu Co. Ltd., Class A	Banks	7,000	6,577
Bank of Nanjing Co. Ltd., Class A	Banks	4,000	4,146
Bank of Shanghai Co. Ltd., Class A	Banks	6,000	5,030
Bank of Suzhou Co. Ltd., Class A	Banks	1,000	907
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	9,000	7,495
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	8,692

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

BOC Hong Kong Holdings Ltd.	Banks	17,500	47,512
C&D International Investment Group Ltd.	Real Estate Management & Development	4,000	8,524
Chengxin Lithium Group Co. Ltd., Class A	Chemicals	500	1,597
China CITIC Bank Corp. Ltd., Class H	Banks	45,000	21,208
China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	2,041
China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	10,000	9,093
China Construction Bank Corp., Class A	Banks	2,000	1,828
China Construction Bank Corp., Class H	Banks	270,000	160,785
China Everbright Bank Co. Ltd., Class A	Banks	18,000	7,331
China Everbright Bank Co. Ltd., Class H	Banks	15,000	4,457
[b] China Feihe Ltd.	Food Products	20,000	10,937
China Hongqiao Group Ltd.	Metals & Mining	5,000	4,092
China Jushi Co. Ltd., Class A	Construction Materials	2,000	2,761
China Lesso Group Holdings Ltd.	Building Products	5,000	2,613
China Life Insurance Co. Ltd., Class H	Insurance	40,000	51,841
China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	5,000	3,791
China Medical System Holdings Ltd.	Pharmaceuticals	5,000	8,862
China Merchants Bank Co. Ltd., Class A	Banks	8,000	31,256
China Merchants Bank Co. Ltd., Class H	Banks	17,500	60,959
China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	2,890
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	2,000	2,744
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	9,089
China Minsheng Banking Corp. Ltd., Class A	Banks	14,500	7,616
China Minsheng Banking Corp. Ltd., Class H	Banks	35,000	11,878
China National Building Material Co. Ltd., Class H	Construction Materials	19,000	8,127
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	20,000	35,243
China Pacific Insurance Group Co. Ltd., Class A	Insurance	2,500	8,349
China Pacific Insurance Group Co. Ltd., Class H	Insurance	14,000	28,256
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	19,500	15,281
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	124,000	64,949
China Railway Group Ltd., Class A	Construction & Engineering	8,500	6,780
China Railway Group Ltd., Class H	Construction & Engineering	20,000	8,913
China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	3,345	2,058
[b] China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	10,000	3,330
China Resources Building Materials Technology Holdings Ltd.	Construction Materials	10,000	2,177
[b] China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	10,000	6,570
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	20,029
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	11,007
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	17,500	59,950
China Taiping Insurance Holdings Co. Ltd.	Insurance	7,000	6,024
[b] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	220,000	23,103
China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,500	5,141
China Vanke Co. Ltd., Class H	Real Estate Management & Development	11,500	10,633
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,500	31,139
China Zheshang Bank Co. Ltd., Class A	Banks	7,500	2,654
China Zheshang Bank Co. Ltd., Class H	Banks	15,000	3,880
Chongqing Brewery Co. Ltd., Class A	Beverages	200	1,866
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	2,292
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	3,880
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	9,000	13,393
CITIC Ltd., Class B	Industrial Conglomerates	35,000	34,962
COFCO Sugar Holding Co. Ltd., Class A	Food Products	1,000	1,157
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	4,500	1,479
COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	20,000	2,049
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	15,000	15,080

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	3,700	3,198
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	44,000	40,909
Daqin Railway Co. Ltd., Class A	Ground Transportation	6,000	6,075
Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	500	1,069
Easyhome New Retail Group Co. Ltd., Class A	Broadline Retail	1,500	695
ENN Energy Holdings Ltd.	Gas Utilities	4,000	29,455
Focus Media Information Technology Co. Ltd., Class A	Media	6,000	5,325
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,500	9,555
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	1,000	5,251
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	3,200	15,573
GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	100,000	15,880
GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,500	4,382
Giant Network Group Co. Ltd., Class A	Entertainment	500	782
Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	2,000	9,036
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	3,008
Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	500	389
Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	1,000	3,522
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,000	6,269
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	4,000	4,503
Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	500	2,051
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	500	841
Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	1,000	2,359
Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,500	5,627
Hengan International Group Co. Ltd.	Personal Care Products	3,750	13,951
HLA Group Corp. Ltd., Class A	Specialty Retail	1,500	1,563
[c] Horizon Construction Development Ltd.	Trading Companies & Distributors	185	109
Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	500	2,337
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,000	2,166
Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	4,444
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	2,335
Huatai Securities Co. Ltd., Class A	Capital Markets	3,000	5,877
[b] Huatai Securities Co. Ltd., Class H	Capital Markets	7,000	8,839
Huaxia Bank Co. Ltd., Class A	Banks	6,500	5,130
Huaxin Cement Co. Ltd., Class A	Construction Materials	500	873
Huaxin Cement Co. Ltd., Class H	Construction Materials	1,000	864
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,500	3,429
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	2,207
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	500	1,281
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,500	1,808
Industrial & Commercial Bank of China Ltd., Class A	Banks	28,500	19,132
Industrial & Commercial Bank of China Ltd., Class H	Banks	235,000	114,964
Industrial Bank Co. Ltd., Class A	Banks	8,000	18,212
Industrial Securities Co. Ltd., Class A	Capital Markets	3,000	2,473
Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	700	954
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,000	1,828
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,500	1,838
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	1,095
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	9,392
Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	500	2,458
[a] JD.com, Inc., Class A	Broadline Retail	5,500	79,240
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	500	720
Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	5,394
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	500	7,717
Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	1,000	1,327

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	2,000	1,969
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,340	7,990
LB Group Co. Ltd., Class A	Chemicals	1,000	2,406
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	36,000	50,345
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,500	33,457
Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	3,000	2,848
Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	500	2,458
Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,093
[a,b] Longfor Group Holdings Ltd.	Real Estate Management & Development	11,420	18,281
Minth Group Ltd.	Automobile Components	3,340	6,750
[a] NetEase, Inc.	Entertainment	1,717	30,916
New China Life Insurance Co. Ltd., Class A	Insurance	1,000	4,372
New China Life Insurance Co. Ltd., Class H	Insurance	5,000	9,746
People’s Insurance Co. Group of China Ltd., Class H	Insurance	40,000	12,294
Perfect World Co. Ltd., Class A	Entertainment	500	831
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	110,000	72,690
PICC Property & Casualty Co. Ltd., Class H	Insurance	36,000	42,784
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	16,979
Ping An Insurance Group Co. of China Ltd., Class H	Insurance	22,700	102,765
Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	4,500	6,256
Postal Savings Bank of China Co. Ltd., Class A	Banks	14,000	8,553
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	50,000	23,884
Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	1,500	1,302
[b] Qingdao Port International Co. Ltd., Class H	Transportation Infrastructure	5,000	2,709
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	10,268
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	2,056
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	975
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	2,000	1,949
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,500	3,524
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	4,500	6,581
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	12,000	11,156
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,000	872
Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	3,469
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	3,077
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,571
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	330	6,414
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	20,593
Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	3,500	3,682
Sinoma International Engineering Co., Class A	Construction & Engineering	1,000	1,312
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	500	1,118
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	6,000	15,714
Sinotrans Ltd., Class A	Air Freight & Logistics	1,500	1,104
Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	4,188
[b] Smoore International Holdings Ltd.	Tobacco	5,000	4,162
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	10,000	1,793
TBEA Co. Ltd., Class A	Electrical Equipment	2,000	3,876
[a] Tencent Holdings Ltd.	Interactive Media & Services	5,400	203,039
Tianqi Lithium Corp., Class A	Chemicals	500	3,918
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	1,500	1,266
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	1,521
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,500	5,273
[b] Topsports International Holdings Ltd.	Specialty Retail	10,000	7,786

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Uni-President China Holdings Ltd.	Food Products	5,000	3,554
Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	1,061
Want Want China Holdings Ltd.	Food Products	20,000	12,089
Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	287	2,145
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,500	1,555
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,000	1,352
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	25,000	14,599
[b] Yadea Group Holdings Ltd.	Automobiles	6,000	10,542
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	5,564
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	10,000	19,005
Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	2,000	1,840
Yuexiu Property Co. Ltd.	Real Estate Management & Development	10,000	8,145
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	500	3,451
Yutong Bus Co. Ltd., Class A	Machinery	1,000	1,861
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,500	3,887
Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	1,500	3,573
Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	500	1,016
Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	9,569
Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,500	1,441
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,500	2,293
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	9,000	4,956
[a] ZTO Express Cayman, Inc.	Air Freight & Logistics	250	5,187

			2,733,436

Colombia 0.4%
Banco de Bogota SA	Banks	430	3,048
Bancolombia SA	Banks	1,440	12,341
Ecopetrol SA	Oil, Gas & Consumable Fuels	24,320	14,690
Grupo de Inversiones Suramericana SA	Financial Services	345	2,582
Grupo Energia Bogota SA ESP	Gas Utilities	13,710	6,724
Interconexion Electrica SA ESP	Electric Utilities	2,190	8,751

			48,136

Czech Republic 0.4%
CEZ AS	Electric Utilities	825	35,382
Komercni Banka AS	Banks	305	9,887

			45,269

Greece 0.5%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,070	15,247
Helleniq Energy Holdings SA	Oil, Gas & Consumable Fuels	255	2,051
Jumbo SA	Specialty Retail	560	15,539
Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	315	8,268
OPAP SA	Hotels, Restaurants & Leisure	970	16,469

			57,574

Hong Kong 1.7%
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	4,457
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	8,990
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	15,000	4,879
China Gas Holdings Ltd., Class A	Gas Utilities	13,000	12,836
China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	25,000	9,189
China Resources Gas Group Ltd., Class A	Gas Utilities	4,500	14,753
China Resources Land Ltd., Class H	Real Estate Management & Development	16,000	57,373
Far East Horizon Ltd.	Financial Services	5,000	3,932
Geely Automobile Holdings Ltd.	Automobiles	30,000	33,002
Guangdong Investment Ltd.	Water Utilities	15,000	10,911
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	2,500	2,152
Orient Overseas International Ltd.	Marine Transportation	750	10,469

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Sino Biopharmaceutical Ltd.	Pharmaceuticals	55,000	24,441
Xinyi Glass Holdings Ltd.	Building Products	10,000	11,218

			208,602

Hungary 0.3%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	1,850	15,110
Richter Gedeon Nyrt	Pharmaceuticals	735	18,587

			33,697

India 13.5%
Ashok Leyland Ltd.	Machinery	7,600	16,581
Bajaj Auto Ltd.	Automobiles	345	28,181
Bank of Baroda	Banks	4,955	13,761
Bosch Ltd.	Automobile Components	40	10,673
Britannia Industries Ltd.	Food Products	655	42,021
Canara Bank	Banks	1,690	8,885
Coal India Ltd.	Oil, Gas & Consumable Fuels	11,240	50,788
Colgate-Palmolive India Ltd.	Personal Care Products	625	19,000
Embassy Office Parks REIT	Office REITs	3,235	12,621
GAIL India Ltd.	Gas Utilities	13,625	26,541
HCL Technologies Ltd.	IT Services	5,470	96,373
[b] HDFC Asset Management Co. Ltd.	Capital Markets	275	10,592
HDFC Bank Ltd.	Banks	4,460	91,611
Hero MotoCorp Ltd.	Automobiles	680	33,827
Hindustan Unilever Ltd.	Personal Care Products	3,415	109,326
Indian Bank	Banks	1,200	6,070
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	18,335	28,611
[b] Indian Railway Finance Corp. Ltd.	Financial Services	9,290	11,092
Indraprastha Gas Ltd.	Gas Utilities	1,725	8,672
Info Edge India Ltd.	Interactive Media & Services	395	24,399
Infosys Ltd.	IT Services	10,180	188,752
ITC Ltd.	Tobacco	14,320	79,521
[b] LTIMindtree Ltd.	IT Services	360	27,233
Marico Ltd.	Food Products	3,045	20,071
Mphasis Ltd.	IT Services	430	14,157
Nestle India Ltd.	Food Products	75	23,957
NHPC Ltd.	Independent Power Producers & Energy Traders	13,755	10,678
NMDC Ltd.	Metals & Mining	5,750	14,487
NTPC Ltd.	Independent Power Producers & Energy Traders	21,250	79,457
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	20,540	50,613
Oracle Financial Services Software Ltd.	Software	120	6,075
Persistent Systems Ltd.	IT Services	115	10,212
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,095	8,281
Power Finance Corp. Ltd.	Financial Services	5,935	27,288
Power Grid Corp. of India Ltd.	Electric Utilities	21,445	61,129
REC Ltd.	Financial Services	5,125	25,427
Shriram Finance Ltd.	Consumer Finance	1,180	29,117
State Bank of India	Banks	1,610	12,422
Tata Communications Ltd.	Diversified Telecommunication Services	610	12,977
Tata Consultancy Services Ltd.	IT Services	3,025	137,898
Tata Consumer Products Ltd.	Food Products	700	9,142
Tata Steel Ltd.	Metals & Mining	41,185	69,092
Tech Mahindra Ltd.	IT Services	3,555	54,369
Union Bank of India Ltd.	Banks	6,940	9,933
Vedanta Ltd.	Metals & Mining	5,760	17,897
[c] Zomato Ltd.	Hotels, Restaurants & Leisure	24,085	35,803

			1,685,613

Indonesia 2.9%
Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	71,500	11,052
Aneka Tambang Tbk. PT	Metals & Mining	44,000	4,872
Astra International Tbk. PT, Class H	Industrial Conglomerates	97,000	35,595
Bank Mandiri Persero Tbk. PT, Class A	Banks	160,000	62,869
Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	274,500	102,066
Bayan Resources Tbk. PT	Oil, Gas & Consumable Fuels	36,500	47,175

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	23,500	3,724
Gudang Garam Tbk. PT	Tobacco	2,000	2,640
Indofood Sukses Makmur Tbk. PT	Food Products	21,500	9,007
Semen Indonesia Persero Tbk. PT	Construction Materials	16,500	6,859
Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	231,500	59,390
Unilever Indonesia Tbk. PT	Household Products	28,500	6,534
United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	7,000	10,286

			362,069

Kuwait 0.9%
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	10,500	17,326
National Bank of Kuwait SAKP	Banks	33,535	97,576

			114,902

Malaysia 2.9%
AMMB Holdings Bhd.	Banks	11,000	9,600
Axiata Group Bhd., Class A	Wireless Telecommunication Services	13,000	6,733
CIMB Group Holdings Bhd., Class A	Banks	40,500	51,561
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	14,000	8,196
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,500	2,476
KLCCP Stapled Group	Diversified REITs	3,000	4,629
Kuala Lumpur Kepong Bhd.	Food Products	3,000	14,246
Malayan Banking Bhd.	Banks	37,000	71,584
Maxis Bhd.	Wireless Telecommunication Services	15,000	12,568
MISC Bhd.	Marine Transportation	11,500	18,245
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	2,000	9,506
Petronas Gas Bhd.	Gas Utilities	4,000	15,147
Public Bank Bhd.	Banks	60,000	56,017
RHB Bank Bhd.	Banks	19,500	23,128
Sime Darby Bhd.	Industrial Conglomerates	16,000	8,183
Tenaga Nasional Bhd.	Electric Utilities	22,500	49,162
Westports Holdings Bhd.	Transportation Infrastructure	5,500	4,369

			365,350

Mexico 2.6%
Coca-Cola Femsa SAB de CV	Beverages	2,550	24,239
Fibra Uno Administracion SA de CV	Diversified REITs	13,905	25,101
[b] GMexico Transportes SAB de CV, Class C	Ground Transportation	2,850	6,429
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	1,945	34,046
Grupo Financiero Banorte SAB de CV, Class O	Banks	11,235	113,289
Grupo Mexico SAB de CV, Class B	Metals & Mining	16,035	89,178
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	7,590	17,108
Orbia Advance Corp. SAB de CV	Chemicals	4,345	9,652
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	805	8,733

			327,775

Peru 0.4%
Credicorp Ltd.	Banks	350	52,476

Philippines 0.3%
Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	7,500	5,119
International Container Terminal Services, Inc.	Transportation Infrastructure	3,800	16,936
Manila Electric Co.	Electric Utilities	1,450	10,448
PLDT, Inc.	Wireless Telecommunication Services	450	10,394

			42,897

Qatar 1.6%
Commercial Bank PSQC	Banks	17,365	28,377
Industries Qatar QSC	Industrial Conglomerates	15,635	55,395
Masraf Al Rayan QSC	Banks	32,900	23,421
Mesaieed Petrochemical Holding Co.	Chemicals	23,505	11,427
Ooredoo QPSC	Diversified Telecommunication Services	6,360	19,040
Qatar Electricity & Water Co. QSC	Multi-Utilities	3,000	14,897
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	4,220	18,950

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Qatar Gas Transport Co. Ltd.	Oil, Gas & Consumable Fuels	13,635	12,957
Qatar National Bank QPSC	Banks	3,240	14,282

			198,746

Russia 0.0%†
[c,d] Alrosa PJSC	Metals & Mining	54,971	—
[c,d] Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
[c,d] Inter RAO UES PJSC	Electric Utilities	811,741	—
[c,d] LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
[c,d] MMC Norilsk Nickel PJSC	Metals & Mining	693	—
[c,d] Moscow Exchange MICEX-Rates PJSC	Capital Markets	21,224	—
[c,d] Novolipetsk Steel PJSC	Metals & Mining	35,119	—
[c,d] PhosAgro PJSC	Chemicals	1,073	—
[c,d] PhosAgro PJSC	Chemicals	21	—
[c,d,e] PhosAgro PJSC, GDR	Chemicals	1	—
[c,d] Polyus PJSC	Metals & Mining	756	—
[c,d] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
[c,d] Severstal PAO	Metals & Mining	6,090	—
[c,d] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
[c,d] Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
[c,d] United Co. RUSAL International PJSC	Metals & Mining	24,749	—

			—

Saudi Arabia 4.6%
Banque Saudi Fransi	Banks	3,035	32,373
Jarir Marketing Co.	Specialty Retail	2,930	12,220
Riyad Bank	Banks	7,425	56,529
SABIC Agri-Nutrients Co.	Chemicals	1,215	44,777
Sahara International Petrochemical Co.	Chemicals	1,810	16,435
[b] Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	6,365	56,097
Saudi Awwal Bank	Banks	5,250	52,640
Saudi Basic Industries Corp.	Chemicals	4,270	94,851
Saudi Electricity Co.	Electric Utilities	3,645	18,429
Saudi Industrial Investment Group	Chemicals	1,915	11,337
Saudi Investment Bank	Banks	2,655	11,257
Saudi National Bank	Banks	5,450	56,244
Saudi Telecom Co.	Diversified Telecommunication Services	8,860	95,570
Yanbu National Petrochemical Co.	Chemicals	1,275	12,920

			571,679

Singapore 0.1%
[b] BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,000	7,645

South Africa 3.9%
Absa Group Ltd.	Banks	4,415	39,523
African Rainbow Minerals Ltd.	Metals & Mining	470	5,140
Anglo American Platinum Ltd.	Metals & Mining	305	16,078
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	1,205	13,474
FirstRand Ltd.	Financial Services	25,695	103,286
Growthpoint Properties Ltd.	Diversified REITs	15,680	10,015
Impala Platinum Holdings Ltd.	Metals & Mining	4,805	23,981
Kumba Iron Ore Ltd.	Metals & Mining	280	9,413
Mr Price Group Ltd.	Specialty Retail	1,250	10,718
Nedbank Group Ltd.	Banks	2,220	26,249
Northam Platinum Holdings Ltd.	Metals & Mining	1,975	15,166
Old Mutual Ltd.	Insurance	11,390	8,134
Sanlam Ltd.	Insurance	8,815	35,091
Santam Ltd.	Insurance	225	3,526
Sasol Ltd.	Chemicals	3,320	33,638
Sibanye Stillwater Ltd.	Metals & Mining	13,770	18,749
Standard Bank Group Ltd.	Banks	6,830	77,721
Vodacom Group Ltd.	Wireless Telecommunication Services	2,750	15,940
Woolworths Holdings Ltd.	Broadline Retail	4,545	17,944

			483,786

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

South Korea 8.2%
BNK Financial Group, Inc., Class H	Banks	1,680	9,314
DB Insurance Co. Ltd., Class A	Insurance	225	14,623
GS Holdings Corp.	Industrial Conglomerates	380	12,068
Hana Financial Group, Inc.	Banks	1,495	50,379
Hanon Systems	Automobile Components	780	4,415
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	220	10,813
HMM Co. Ltd.	Marine Transportation	1,330	20,220
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	295	7,101
Hyundai Motor Co.	Automobiles	595	94,015
[c] Industrial Bank of Korea	Banks	1,375	12,662
KB Financial Group, Inc.	Banks	1,990	83,593
Kia Corp.	Automobiles	1,300	100,939
Korea Zinc Co. Ltd.	Metals & Mining	60	23,201
KT Corp.	Diversified Telecommunication Services	600	16,026
KT&G Corp.	Tobacco	520	35,087
Kumho Petrochemical Co. Ltd.	Chemicals	90	9,287
LG Corp.	Industrial Conglomerates	35	2,334
LG Uplus Corp.	Diversified Telecommunication Services	1,100	8,737
NCSoft Corp.	Entertainment	70	13,072
NH Investment & Securities Co. Ltd., Class C	Capital Markets	695	5,574
Samsung Card Co. Ltd.	Consumer Finance	120	3,014
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	4,970	302,931
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	160	32,673
Samsung Securities Co. Ltd.	Capital Markets	320	9,566
Shinhan Financial Group Co. Ltd.	Banks	2,545	79,340
SK Telecom Co. Ltd.	Wireless Telecommunication Services	560	21,784
SSANGYONG C&E Co. Ltd.	Construction Materials	570	2,545
Woori Financial Group, Inc.	Banks	3,360	33,916

			1,019,229

Taiwan 21.2%
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	15,000	26,295
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	150	3,680
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,000	74,779
Asia Cement Corp.	Construction Materials	13,000	17,558
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	3,850	61,406
AUO Corp., Class H	Electronic Equipment, Instruments & Components	35,200	20,817
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,170	20,038
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	19,045
China Steel Corp., Class A	Metals & Mining	35,000	30,791
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	19,000	74,290
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	20,000	25,969
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	10,000	102,149
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	4,500	21,041
Far Eastern New Century Corp.	Industrial Conglomerates	15,000	15,249
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	9,000	23,401
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	22,808
Formosa Plastics Corp.	Chemicals	25,000	64,515
Giant Manufacturing Co. Ltd.	Leisure Products	2,000	11,991
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	22,952
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	39,000	132,794
Innolux Corp.	Electronic Equipment, Instruments & Components	45,193	21,057
Inventec Corp.	Technology Hardware, Storage & Peripherals	15,000	25,806
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	10,700	40,791
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	4,700	155,439
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,400	22,600
momo.com, Inc.	Broadline Retail	460	7,629
Nan Ya Plastics Corp.	Chemicals	28,040	60,757
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	8,195
Nien Made Enterprise Co. Ltd.	Household Durables	950	10,927
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,000	50,537
Pegatron Corp.	Technology Hardware, Storage & Peripherals	11,000	31,290
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	16,943
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	15,000	15,102

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	4,000	18,377
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	7,000	51,205
Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	8,667
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,367	36,364
Shanghai Commercial & Savings Bank Ltd.	Banks	10,000	15,249
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	13,685
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	21,330
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,500	14,868
Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	8,811
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,000	22,489
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	39,400	761,284
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	8,000	12,199
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,200	13,978
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	7,000	40,143
Uni-President Enterprises Corp.	Food Products	25,000	60,687
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	59,000	101,119
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	13,278
Voltronic Power Technology Corp.	Electrical Equipment	350	19,501
Walsin Lihwa Corp.	Electrical Equipment	15,000	18,890
Wan Hai Lines Ltd.	Marine Transportation	7,200	12,903
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	15,000	14,883
Wistron Corp.	Technology Hardware, Storage & Peripherals	6,000	19,276
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	500	29,732
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	8,000	21,270
Yang Ming Marine Transport Corp.	Marine Transportation	10,000	16,715
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	10,655

			2,636,199

Thailand 1.0%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,500	34,967
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	22,000	4,383
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	34,500	7,328
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,000	3,750
Indorama Ventures PCL, NVDR	Chemicals	8,500	6,786
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,500	9,426
Land & Houses PCL, NVDR	Real Estate Management & Development	17,000	4,059
Osotspa PCL, NVDR	Beverages	7,900	5,092
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,500	32,850
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	2,000	1,846
Ratch Group PCL	Independent Power Producers & Energy Traders	1,000	923
Thai Union Group PCL, NVDR	Food Products	10,000	4,395
Tisco Financial Group PCL, NVDR	Banks	2,000	5,845
TMBThanachart Bank PCL, NVDR	Banks	206,500	10,103

			131,753

Turkey 0.6%
Akbank TAS	Banks	15,105	18,678
Ford Otomotiv Sanayi AS	Automobiles	385	9,640
Turkiye Garanti Bankasi AS	Banks	1,340	2,648
Turkiye Is Bankasi AS, Class C	Banks	16,695	13,205
Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	4,800	23,241
Yapi ve Kredi Bankasi AS	Banks	15,715	10,397

			77,809

United Arab Emirates 1.3%
Abu Dhabi Islamic Bank PJSC	Banks	7,350	20,253
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	14,825	14,935
Dubai Islamic Bank PJSC	Banks	14,580	22,707
Emaar Development PJSC	Real Estate Management & Development	4,190	8,157
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	17,100	91,442

			157,494

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

United States 0.3%
JBS SA	Food Products	3,500	17,948
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	410	16,031

			33,979

Total Common Stocks (Cost $12,420,253)			11,998,240

Preferred Stocks 3.8%
Brazil 2.7%
[f] Banco Bradesco SA, 8.438%, pfd.	Banks	24,000	84,437
[f] Cia Energetica de Minas Gerais, 9.704%, pfd.	Electric Utilities	7,500	17,725
[f] Companhia Paranaense de Energia, Class B, 2.741%, pfd.	Electric Utilities	6,000	12,797
[f] Gerdau SA, 13.350%, pfd.	Metals & Mining	5,475	26,780
[f] Itau Unibanco Holding SA, 3.144%, pfd.	Banks	5,500	38,462
[f] Itausa SA, 4.590%, pfd.	Banks	28,500	60,842
[f] Petroleo Brasileiro SA, 7.905%, pfd.	Oil, Gas & Consumable Fuels	13,000	99,662

			340,705

Chile 0.4%
[f] Sociedad Quimica y Minera de Chile SA, Class B, 0.01%, pfd.	Electrical Equipment	730	44,011

Colombia 0.2%
[f] Bancolombia SA, 11.818%, pfd.	Banks	2,255	17,416
[f] Grupo Aval Acciones y Valores SA, 7.423%, pfd.	Banks	23,020	2,882
[f] Grupo de Inversiones Suramericana SA, 9.481%, pfd.	Financial Services	575	2,004

			22,302

Russia 0.0%†
[d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—

South Korea 0.5%
[f] Hyundai Motor Co., 2.627%, pfd.	Automobiles	140	12,414
[f] Hyundai Motor Co., 2.643%, pfd.	Automobiles	90	7,931
[f] Samsung Electronics Co. Ltd., 2.319%, pfd.	Technology Hardware, Storage & Peripherals	795	38,457
[f] Samsung Fire & Marine Insurance Co. Ltd., 7.266%, pfd.	Insurance	15	2,213

			61,015

Total Preferred Stocks (Cost $482,384)			468,033

Total Investments (Cost $12,902,637) 100.1%			12,466,273
Other Assets, less Liabilities (0.1)%			(13,476)

Net Assets 100.0%			$12,452,797

†Rounds to less than 0.1% of net assets.

aVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $414,117, representing 3.3% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $259,307, representing 2.1% of net assets.

cNon-income producing.

dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $0, representing 0.0% of net assets. fVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

GDR	–	Global Depositary Receipt

NVDR	–	Non-Voting Depositary Receipt

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Exponential Data ETF	Country	Shares	Value
Common Stocks 98.0%
Capital Markets 6.2%
FactSet Research Systems, Inc.	United States	152	$72,511
Moody’s Corp.	United States	66	25,777
MSCI, Inc.	United States	149	84,282
S&P Global, Inc.	United States	196	86,342

			268,912

Communications Equipment 3.2%
[a] Arista Networks, Inc.	United States	593	139,658

Electronic Equipment, Instruments & Components 1.0%
[a] Keysight Technologies, Inc.	United States	277	44,068

Health Care Equipment & Supplies 1.2%
[a] Dexcom, Inc.	United States	421	52,242

Interactive Media & Services 7.8%
[a] Alphabet, Inc., Class A	United States	1,349	188,442
[a] Meta Platforms, Inc., Class A	United States	398	140,876
[a] ZoomInfo Technologies, Inc., Class A	United States	482	8,912

			338,230

IT Services 19.3%
Accenture PLC, Class A	United States	249	87,377
[a] Akamai Technologies, Inc.	United States	218	25,800
[a] Cloudflare, Inc., Class A	United States	1,191	99,163
[a] Endava PLC, ADR	United Kingdom	210	16,348
[a] Gartner, Inc.	United States	226	101,951
[a] Globant SA	United States	78	18,562
[a] MongoDB, Inc.	United States	762	311,544
[a] Snowflake, Inc., Class A	United States	917	182,483

			843,228

Media 1.6%
[a] Trade Desk, Inc., Class A	United States	960	69,082

Professional Services 0.4%
TransUnion	United States	147	10,100
Verisk Analytics, Inc.	United States	37	8,838

			18,938

Software 47.7%
[a] Adobe, Inc.	United States	33	19,688
[a] Confluent, Inc., Class A	United States	1,330	31,122
[a] Crowdstrike Holdings, Inc., Class A	United States	785	200,426
[a] Datadog, Inc., Class A	United States	1,865	226,374
[a] Fair Isaac Corp.	United States	146	169,946
[a] Fortinet, Inc.	United States	1,143	66,900
[a] Gitlab, Inc., Class A	United States	419	26,380
[a] HubSpot, Inc.	United States	134	77,792
Microsoft Corp.	United States	950	357,238
[a] Monday.com Ltd.	United States	505	94,844
[a] Palo Alto Networks, Inc.	United States	773	227,942
[a] Qualys, Inc.	United States	114	22,376
[a] Salesforce, Inc.	United States	274	72,100
[a] SentinelOne, Inc., Class A	United States	2,569	70,493
[a] ServiceNow, Inc.	United States	318	224,664
[a] Sprinklr, Inc., Class A	United States	1,646	19,818
[a] Sprout Social, Inc., Class A	United States	286	17,572
Trend Micro, Inc.	Japan	1,209	64,729
[a] Zscaler, Inc.	United States	402	89,067

			2,079,471

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Specialized REITs 6.8%
Crown Castle, Inc.	United States	536	61,742
Equinix, Inc.	United States	218	175,575
SBA Communications Corp.	United States	235	59,617

			296,934

Wireless Telecommunication Services 2.8%
T-Mobile U.S., Inc.	United States	770	123,454

Total Common Stocks (Cost $3,349,638)			4,274,217

Total Investments before Short-Term Investments (Cost $3,349,638)			4,274,217

Short-Term Investments 1.8%
Money Market Funds 1.8%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	United States	80,748	80,748

Total Short-Term Investments (Cost $80,748)			80,748

Total Investments (Cost $3,430,386) 99.8%			4,354,965
Other Assets, less Liabilities 0.2%			7,010

Net Assets 100.0%			$4,361,975

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

Selected Portfolio

ADR	–	American Depositary Receipt

REIT	–	Real Estate Investment Trust

SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Focused Growth ETF	Country	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 1.1%
[a] Axon Enterprise, Inc.	United States	2,340	$604,492

Automobiles 4.5%
[a] Tesla, Inc.	United States	10,140	2,519,587

Broadline Retail 10.8%
[a] Amazon.com, Inc.	United States	34,028	5,170,214
[a] MercadoLibre, Inc.	Brazil	585	919,351

			6,089,565

Capital Markets 1.2%
MSCI, Inc.	United States	1,170	661,810

Commercial Services & Supplies 0.3%
Veralto Corp.	United States	1,853	152,428

Consumer Staples Distribution & Retail 5.2%
Costco Wholesale Corp.	United States	4,485	2,960,459

Energy Equipment & Services 1.0%
Schlumberger NV	United States	11,018	573,377

Financial Services 4.5%
Mastercard, Inc., Class A	United States	5,948	2,536,881

Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd.	Canada	5,363	423,999

Health Care Equipment & Supplies 5.0%
[a] IDEXX Laboratories, Inc.	United States	2,730	1,515,286
[a] Intuitive Surgical, Inc.	United States	3,900	1,315,704

			2,830,990

Health Care Technology 0.4%
[a] Veeva Systems, Inc., Class A	United States	1,170	225,248

Interactive Media & Services 8.5%
[a] Alphabet, Inc., Class A	United States	18,525	2,587,757
[a] Meta Platforms, Inc., Class A	United States	6,240	2,208,711

			4,796,468

IT Services 3.8%
[a] MongoDB, Inc.	United States	2,438	996,776
[a] Shopify, Inc., Class A	Canada	14,625	1,144,180

			2,140,956

Life Sciences Tools & Services 3.5%
Danaher Corp.	United States	5,948	1,376,011
Thermo Fisher Scientific, Inc.	United States	1,170	621,024

			1,997,035

Metals & Mining 0.8%
Freeport-McMoRan, Inc.	United States	10,823	460,735

Oil, Gas & Consumable Fuels 0.8%
Hess Corp.	United States	3,023	435,796

Pharmaceuticals 2.8%
Eli Lilly & Co.	United States	2,730	1,591,372

Semiconductors & Semiconductor Equipment 18.1%
[a] Advanced Micro Devices, Inc.	United States	4,778	704,325
Analog Devices, Inc.	United States	8,678	1,723,104
ASML Holding NV	Netherlands	3,023	2,288,169
NVIDIA Corp.	United States	10,140	5,021,531

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	4,778	496,912

			10,234,041

Software 25.2%
[a] Cadence Design Systems, Inc.	United States	8,970	2,443,159
[a] HubSpot, Inc.	United States	1,170	679,232
Intuit, Inc.	United States	1,755	1,096,927
Microsoft Corp.	United States	17,745	6,672,830
[a] Salesforce, Inc.	United States	3,023	795,472
[a] ServiceNow, Inc.	United States	3,608	2,549,016

			14,236,636

Total Common Stocks (Cost $34,630,680)			55,471,875

Total Investments before Short-Term Investments (Cost $34,630,680)			55,471,875

Short-Term Investments 1.7%
Money Market Funds 1.7%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	United States	956,596	956,596

Total Short-Term Investments (Cost $956,596)			956,596

Total Investments (Cost $35,587,276) 100.0%			56,428,471
Other Assets, less Liabilities (0.0)%†			(11,087)

Net Assets 100.0%			$56,417,384

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks 99.5%
Cambodia 0.0%†
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,150	$2,418

China 29.6%
[a] 360 Security Technology, Inc., Class A	Software	2,800	3,543
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	800	2,113
[b] 3SBio, Inc., Class A	Biotechnology	9,500	9,149
AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	4,000	11,884
Addsino Co. Ltd., Class A	Communications Equipment	800	940
Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	325	7,011
AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,118
AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	1,000	5,250
Agricultural Bank of China Ltd., Class A	Banks	36,000	18,403
Agricultural Bank of China Ltd., Class H	Banks	168,000	64,760
Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	3,455	7,676
[a] Air China Ltd., Class A	Passenger Airlines	3,200	3,299
[a] Air China Ltd., Class H	Passenger Airlines	10,000	6,326
Airtac International Group, Class A	Machinery	720	23,695
[a,b] Akeso, Inc.	Biotechnology	2,500	14,855
[c] Alibaba Group Holding Ltd., Class A	Broadline Retail	89,700	868,448
[b] A-Living Smart City Services Co. Ltd., Class H	Real Estate Management & Development	4,000	1,834
Aluminum Corp. of China Ltd., Class A	Metals & Mining	4,800	3,802
Aluminum Corp. of China Ltd., Class H	Metals & Mining	20,000	9,989
Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	325	2,859
An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,055
Angang Steel Co. Ltd., Class A	Metals & Mining	2,000	699
Angang Steel Co. Ltd., Class H	Metals & Mining	6,000	1,183
Angel Yeast Co. Ltd., Class A	Food Products	600	2,964
[b] Angelalign Technology, Inc.	Health Care Equipment & Supplies	200	1,448
Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	832	1,194
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,600	5,069
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,500	15,017
Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	1,972
Anhui Gujing Distillery Co. Ltd., Class A	Beverages	200	6,539
Anhui Gujing Distillery Co. Ltd., Class B	Beverages	700	10,650
Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,469
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	6,660	64,608
Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	865
[c] Autohome, Inc., ADR	Interactive Media & Services	330	9,260
AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	3,600	1,572
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	12,000	5,148
Avicopter PLC, Class A	Aerospace & Defense	200	1,082
[b] BAIC Motor Corp. Ltd., Class H	Automobiles	12,000	3,504
[a,c] Baidu, Inc., Class A	Interactive Media & Services	12,000	178,420
Bank of Beijing Co. Ltd., Class A	Banks	8,000	5,089
Bank of Changsha Co. Ltd., Class A	Banks	1,200	1,149
Bank of China Ltd., Class A	Banks	17,600	9,862
Bank of China Ltd., Class H	Banks	440,000	167,918
Bank of Communications Co. Ltd., Class A	Banks	15,200	12,253
Bank of Communications Co. Ltd., Class H	Banks	41,000	25,571
Bank of Guiyang Co. Ltd., Class A	Banks	1,200	866
Bank of Hangzhou Co. Ltd., Class A	Banks	2,400	3,374
Bank of Jiangsu Co. Ltd., Class A	Banks	6,980	6,558
Bank of Nanjing Co. Ltd., Class A	Banks	4,000	4,146
Bank of Ningbo Co. Ltd., Class A	Banks	2,480	7,004
Bank of Shanghai Co. Ltd., Class A	Banks	5,680	4,762
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	7,200	5,996

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

BBMG Corp., Class A	Construction Materials	3,200	858
BBMG Corp., Class H	Construction Materials	16,000	1,496
[a] BeiGene Ltd.	Biotechnology	3,400	47,940
Beijing Capital Development Co. Ltd., Class A	Real Estate Management & Development	800	342
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	3,200	1,209
[a] Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	2,346
Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	2,400	2,009
Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	200	1,073
[a] Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	200	883
Beijing Enlight Media Co. Ltd., Class A	Entertainment	1,200	1,373
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	3,000	10,431
[a] Beijing Haixin Energy Technology Co. Ltd., Class A	Chemicals	800	394
[a] Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	1,200	856
Beijing Kingsoft Office Software, Inc., Class A	Software	290	12,878
Beijing New Building Materials PLC, Class A	Building Products	800	2,624
Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,247	874
Beijing Shiji Information Technology Co. Ltd., Class A	Software	1,010	1,382
[a] Beijing Shougang Co. Ltd., Class A	Metals & Mining	3,200	1,555
[a] Beijing Sinnet Technology Co. Ltd., Class A	IT Services	800	1,092
Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	600	4,525
Beijing Ultrapower Software Co. Ltd., Class A	IT Services	800	994
Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	210	649
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	203	2,142
Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	1,100	1,333
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	5,600	3,869
[a,c] Bilibili, Inc., Class Z	Entertainment	1,280	15,343
[a] Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	800	807
BOC Hong Kong Holdings Ltd.	Banks	19,000	51,584
BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	15,200	8,325
BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	4,800	1,561
[a] BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	400	877
[b] Budweiser Brewing Co. APAC Ltd., Class H	Beverages	8,800	16,476
BYD Co. Ltd., Class A	Automobiles	800	22,245
BYD Co. Ltd., Class H	Automobiles	5,200	142,777
BYD Electronic International Co. Ltd.	Communications Equipment	4,000	18,749
By-health Co. Ltd., Class A	Personal Care Products	800	1,913
C&D International Investment Group Ltd.	Real Estate Management & Development	4,000	8,524
Caitong Securities Co. Ltd., Class A	Capital Markets	1,720	1,874
Canmax Technologies Co. Ltd., Class A	Chemicals	260	926
CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	1,254
CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	2,640	1,112
CETC Cyberspace Security Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	631
CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	1,398
[b] CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	64,000	16,720
Changchun High & New Technology Industry Group, Inc., Class A	Pharmaceuticals	300	6,143
Changjiang Securities Co. Ltd., Class A	Capital Markets	2,400	1,813
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	1,841
Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	3,309
Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,600	1,279
Chengxin Lithium Group Co. Ltd., Class A	Chemicals	200	639
China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	1,200	1,978

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a,b] China Bohai Bank Co. Ltd., Class H	Banks	16,000	2,315
China Cinda Asset Management Co. Ltd., Class H	Capital Markets	48,000	4,795
China CITIC Bank Corp. Ltd., Class A	Banks	4,000	2,972
China CITIC Bank Corp. Ltd., Class H	Banks	49,000	23,093
China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	2,722
China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	11,000	10,002
China Communications Services Corp. Ltd., Class H	Construction & Engineering	10,000	4,149
China Conch Venture Holdings Ltd.	Construction & Engineering	8,000	6,639
China Construction Bank Corp., Class A	Banks	4,000	3,657
China Construction Bank Corp., Class H	Banks	496,000	295,369
China CSSC Holdings Ltd., Class A	Machinery	1,600	6,615
[a] China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	7,200	3,923
[a] China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	6,000	1,729
China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	13,200	3,893
China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	16,000	1,598
China Everbright Bank Co. Ltd., Class A	Banks	17,600	7,168
China Everbright Bank Co. Ltd., Class H	Banks	16,000	4,754
[b] China Feihe Ltd.	Food Products	22,000	12,030
China Galaxy Securities Co. Ltd., Class A	Capital Markets	800	1,354
China Galaxy Securities Co. Ltd., Class H	Capital Markets	21,000	11,107
China Great Wall Securities Co. Ltd., Class A	Capital Markets	1,200	1,348
China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	1,705
China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	800	1,082
China Hongqiao Group Ltd.	Metals & Mining	12,000	9,820
[a,b] China Huarong Asset Management Co. Ltd., Class H	Capital Markets	80,000	4,098
China International Capital Corp. Ltd., Class A	Capital Markets	300	1,603
[b] China International Capital Corp. Ltd., Class H	Capital Markets	7,700	11,301
China International Marine Containers Group Co. Ltd., Class A	Machinery	850	913
China International Marine Containers Group Co. Ltd., Class H	Machinery	4,000	2,561
China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	32,000	3,074
China Jushi Co. Ltd., Class A	Construction Materials	1,771	2,445
China Lesso Group Holdings Ltd.	Building Products	8,000	4,180
China Life Insurance Co. Ltd., Class H	Insurance	40,000	51,841
[a,b,c] China Literature Ltd., Class A	Media	2,000	7,441
China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	18,000	13,647
China Medical System Holdings Ltd.	Pharmaceuticals	7,000	12,407
China Meheco Co. Ltd., Class A	Health Care Providers & Services	460	722
China Merchants Bank Co. Ltd., Class A	Banks	8,000	31,256
China Merchants Bank Co. Ltd., Class H	Banks	20,500	71,409
China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	3,303
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	800	1,098
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,800	9,266
China Merchants Securities Co. Ltd., Class A	Capital Markets	2,820	5,402
[b] China Merchants Securities Co. Ltd., Class H	Capital Markets	2,400	1,964
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	3,200	4,283
China Minsheng Banking Corp. Ltd., Class A	Banks	14,000	7,353
China Minsheng Banking Corp. Ltd., Class H	Banks	36,000	12,217
China National Building Material Co. Ltd., Class H	Construction Materials	26,000	11,121
China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	2,400	2,144
China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,600	6,952
China National Software & Service Co. Ltd., Class A	Software	260	1,324
[a] China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	Metals & Mining	800	506

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,600	4,346
China Oilfield Services Ltd., Class A	Energy Equipment & Services	800	1,643
China Oilfield Services Ltd., Class H	Energy Equipment & Services	12,000	12,263
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	20,000	35,243
China Pacific Insurance Group Co. Ltd., Class A	Insurance	2,600	8,683
China Pacific Insurance Group Co. Ltd., Class H	Insurance	13,800	27,853
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	13,200	10,344
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	128,000	67,044
China Railway Group Ltd., Class A	Construction & Engineering	8,000	6,381
China Railway Group Ltd., Class H	Construction & Engineering	23,000	10,250
China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,666	1,640
[b] China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	8,000	2,664
China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	300	1,166
China Reinsurance Group Corp., Class H	Insurance	40,000	2,331
China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	Biotechnology	200	946
China Resources Building Materials Technology Holdings Ltd.	Construction Materials	8,000	1,742
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	1,045
China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	525	3,295
[b] China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	3,200	11,413
[b] China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	8,500	5,584
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	20,029
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	800	5,587
[a,c] China Ruyi Holdings Ltd.	Entertainment	24,000	5,317
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,600	11,447
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	17,860	61,184
China South Publishing & Media Group Co. Ltd., Class A	Media	800	1,143
[a] China Southern Airlines Co. Ltd., Class A	Passenger Airlines	4,800	3,883
[a] China Southern Airlines Co. Ltd., Class H	Passenger Airlines	6,000	2,543
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	1,200	886
China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	16,800	11,348
China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	2,910
China Taiping Insurance Holdings Co. Ltd.	Insurance	8,000	6,885
China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	10,000	6,137
China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	800	9,403
[b] China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	800	7,853
[b] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	240,000	25,203
China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	16,000	2,746
China United Network Communications Ltd., Class A	Wireless Telecommunication Services	11,200	6,889
China Vanke Co. Ltd., Class A	Real Estate Management & Development	4,000	5,876
China Vanke Co. Ltd., Class H	Real Estate Management & Development	12,000	11,096
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,600	31,467
China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,653
China Zheshang Bank Co. Ltd., Class A	Banks	3,650	1,292
Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	400	740
Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	3,220	7,611
Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	9,738	5,462

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	2,000	1,146
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	8,000	3,104
Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	900	7,724
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	9,600	14,286
CITIC Ltd., Class B	Industrial Conglomerates	32,000	31,965
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,880	3,707
CITIC Securities Co. Ltd., Class A	Capital Markets	4,695	13,431
CITIC Securities Co. Ltd., Class H	Capital Markets	12,500	25,517
CMOC Group Ltd., Class A	Metals & Mining	4,000	2,921
CMOC Group Ltd., Class H	Metals & Mining	21,000	11,484
CMST Development Co. Ltd., Class A	Air Freight & Logistics	1,200	859
CNGR Advanced Material Co. Ltd., Class A	Chemicals	200	1,380
CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	2,800	1,121
CNPC Capital Co. Ltd., Class A	Banks	1,600	1,213
Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,640	37,602
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	4,000	1,314
COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	16,000	1,639
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,063
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	5,663
COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,900	6,592
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	16,000	16,085
[a] Country Garden Holdings Co. Ltd.	Real Estate Management & Development	64,000	6,393
Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	12,000	10,373
CRRC Corp. Ltd., Class A	Machinery	9,200	6,796
CRRC Corp. Ltd., Class H	Machinery	16,000	7,049
CSC Financial Co. Ltd., Class A	Capital Markets	2,400	7,975
[b] CSC Financial Co. Ltd., Class H	Capital Markets	5,000	4,418
CSG Holding Co. Ltd., Class A	Construction Materials	800	626
CSG Holding Co. Ltd., Class B	Construction Materials	6,401	2,033
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	48,000	44,628
Daan Gene Co. Ltd., Class A	Biotechnology	912	1,240
[a,c] Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	392	1,301
Daqin Railway Co. Ltd., Class A	Ground Transportation	6,000	6,075
[a] Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	281	7,475
Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	1,088
Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	16,000	2,520
DHC Software Co. Ltd., Class A	IT Services	1,200	1,040
Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,385
Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	1,000	2,053
Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,600	1,463
Dongfeng Motor Group Co. Ltd., Class H	Automobiles	16,000	7,971
Dongxing Securities Co. Ltd., Class A	Capital Markets	1,200	1,387
[a,b,c] East Buy Holding Ltd.	Diversified Consumer Services	2,500	8,900
East Group Co. Ltd., Class A	Electrical Equipment	1,600	1,431
East Money Information Co. Ltd., Class A	Capital Markets	5,965	11,761
Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	1,164
ENN Energy Holdings Ltd.	Gas Utilities	4,000	29,455
ENN Natural Gas Co. Ltd., Class A	Gas Utilities	1,000	2,362
Eoptolink Technology, Inc.Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,385
[b] ESR Group Ltd., Class H	Real Estate Management & Development	14,400	19,917
Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	1,000	629
Eve Energy Co. Ltd., Class A	Electrical Equipment	780	4,623
Everbright Securities Co. Ltd., Class A	Capital Markets	1,600	3,465

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,660	1,222
[a] FAW Jiefang Group Co. Ltd.	Machinery	1,200	1,432
Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	935
Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	1,200	612
First Capital Securities Co. Ltd., Class A	Capital Markets	1,600	1,305
Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	3,000
Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	3,376
Focus Media Information Technology Co. Ltd., Class A	Media	5,600	4,970
Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,980	10,553
Fosun International Ltd.	Industrial Conglomerates	12,000	7,054
Founder Securities Co. Ltd., Class A	Capital Markets	1,600	1,811
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,800	10,192
Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	820	952
Fujian Sunner Development Co. Ltd., Class A	Food Products	400	965
[a,c] Full Truck Alliance Co. Ltd., ADR	Ground Transportation	3,608	25,292
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	800	4,201
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	3,200	15,573
Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	700	4,207
[b] Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,600	6,045
[a] GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	924
GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	112,000	17,786
GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,400	3,739
[a,c] GDS Holdings Ltd., Class A	IT Services	4,800	5,569
GEM Co. Ltd., Class A	Metals & Mining	2,000	1,534
Gemdale Corp., Class A	Real Estate Management & Development	1,700	1,041
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	5,451	13,864
GF Securities Co. Ltd., Class A	Capital Markets	2,500	5,017
GF Securities Co. Ltd., Class H	Capital Markets	5,800	6,938
[a,b] Giant Biogene Holding Co. Ltd.	Personal Care Products	1,600	7,295
Giant Network Group Co. Ltd., Class A	Entertainment	800	1,252
GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	400	5,190
Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	150	1,472
GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,200	3,541
Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	1,200	1,348
Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	3,200	1,438
[a] Gotion High-tech Co. Ltd., Class A	Electrical Equipment	800	2,416
[a] Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	1,600	667
Great Wall Motor Co. Ltd., Class A	Automobiles	1,000	3,542
Great Wall Motor Co. Ltd., Class H	Automobiles	12,000	15,583
Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	1,600	7,229
Greentown China Holdings Ltd.	Real Estate Management & Development	8,000	8,145
GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	800	1,377
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	747
[a] Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	824
[a] Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	4,800	1,328
Guangdong Haid Group Co. Ltd., Class A	Food Products	700	4,415
[a] Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	800	824
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	2,407
[a] Guangshen Railway Co. Ltd., Class A	Ground Transportation	2,400	873
Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	934
Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	800	757
Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,200	1,475
Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	16,000	7,438
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	800	3,213
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,200	3,342

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	800	1,444
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	200	1,757
Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	820	2,888
Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	693
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	800	499
[a] Guolian Securities Co. Ltd., Class A	Capital Markets	800	1,218
Guosen Securities Co. Ltd., Class A	Capital Markets	1,800	2,159
[a] Guosheng Financial Holding, Inc., Class A	Capital Markets	900	1,178
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	2,800	5,851
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	4,000	4,503
Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,820	1,746
[c] H World Group Ltd., ADR	Hotels, Restaurants & Leisure	1,120	37,453
[b,c] Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	8,000	14,896
Haier Smart Home Co. Ltd., Class A	Household Durables	2,400	7,078
Haier Smart Home Co. Ltd., Class H	Household Durables	12,800	36,145
[a] Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	8,000	1,539
[a] Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	2,400	1,247
Haitian International Holdings Ltd.	Machinery	4,000	9,897
Haitong Securities Co. Ltd., Class A	Capital Markets	3,600	4,737
Haitong Securities Co. Ltd., Class H	Capital Markets	19,200	10,253
Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	400	1,265
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,100	1,123
Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	453	1,544
Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	800	2,447
Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	2,565
Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	400	3,088
[b] Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	800	3,622
Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	800	2,328
[b] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	6,000	12,110
Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	200	856
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	800	1,345
Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	800	1,887
Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,600	6,002
Hengan International Group Co. Ltd.	Personal Care Products	3,600	13,393
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,521
[a] Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,260	2,330
Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	800	1,341
[a] Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,200	1,132
Hesteel Co. Ltd., Class A	Metals & Mining	5,200	1,555
Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	4,318
Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	4,406
[a] Hopson Development Holdings Ltd.	Real Estate Management & Development	5,600	2,912
[a] Horizon Construction Development Ltd.	Trading Companies & Distributors	296	174
Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,432
[a,b] Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	4,000	9,671
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	2,310
Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	2,666
Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	800	4,658
Huafon Chemical Co. Ltd., Class A	Chemicals	1,600	1,508
Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	300	1,254
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	800	1,868
Hualan Biological Engineering, Inc., Class A	Biotechnology	800	2,486

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	2,400	2,909
[a] Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	2,600	2,812
[a] Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	22,000	11,664
Huatai Securities Co. Ltd., Class A	Capital Markets	2,800	5,485
[b] Huatai Securities Co. Ltd., Class H	Capital Markets	7,200	9,092
Huaxia Bank Co. Ltd., Class A	Banks	6,400	5,051
Huaxin Cement Co. Ltd., Class H	Construction Materials	1,600	1,383
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,200	2,744
Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,426
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	400	1,025
Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	3,638
Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	500	1,746
Hunan Gold Corp. Ltd., Class A	Metals & Mining	400	626
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,800	2,025
Hundsun Technologies, Inc., Class A	Software	976	3,942
[a] HUTCHMED China Ltd.	Pharmaceuticals	2,000	7,351
[b,c] Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,800	8,137
IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	800	3,730
Iflytek Co. Ltd., Class A	Software	900	5,862
Imeik Technology Development Co. Ltd., Class A	Biotechnology	100	4,133
Industrial & Commercial Bank of China Ltd., Class A	Banks	28,800	19,333
Industrial & Commercial Bank of China Ltd., Class H	Banks	424,000	207,424
Industrial Bank Co. Ltd., Class A	Banks	8,000	18,212
Industrial Securities Co. Ltd., Class A	Capital Markets	3,640	3,001
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	15,200	3,117
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	900	1,804
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	3,340	3,053
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., Class A	Chemicals	3,200	1,681
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	9,392
[a] Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	5,600	8,630
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	1,600	1,319
[a,b] Innovent Biologics, Inc., Class B	Biotechnology	7,500	41,061
[a,c] iQIYI, Inc., ADR	Entertainment	2,384	11,634
JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,336	3,888
Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	624
Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	400	1,966
JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	3,355
[a,b,c] JD Health International, Inc.	Consumer Staples Distribution & Retail	5,600	28,041
[a,b,c] JD Logistics, Inc.	Air Freight & Logistics	8,800	11,022
[c] JD.com, Inc., Class A	Broadline Retail	12,800	184,413
Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,600	2,157
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	400	576
Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	8,000	7,192
Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	3,809
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	2,432	15,448
Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	800	5,477
Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	800	718
Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	100	1,220
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	800	990
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	800	12,347
Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	130	1,152
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,457

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,200	2,105
Jiangxi Copper Co. Ltd., Class A	Metals & Mining	800	2,007
Jiangxi Copper Co. Ltd., Class H	Metals & Mining	7,000	9,897
[a] Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	800	1,517
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	400	850
[a,d] Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	1,600	2,262
Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	1,991
[a,b,c] Jinxin Fertility Group Ltd.	Health Care Providers & Services	8,500	3,647
[b] Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	3,750
Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,203
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	800	1,396
[b] Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	888	1,462
Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,720	1,693
[a] Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	200	789
[c] JOYY, Inc., ADR	Interactive Media & Services	176	6,987
[a] Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	800	1,348
[c] Kanzhun Ltd., ADR	Interactive Media & Services	1,728	28,702
[c] KE Holdings, Inc., ADR	Real Estate Management & Development	3,408	55,244
Keda Industrial Group Co. Ltd., Class A	Machinery	800	1,185
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	4,000	9,569
[a] Kingdee International Software Group Co. Ltd.	Software	14,000	20,403
Kingnet Network Co. Ltd., Class A	Entertainment	800	1,255
Kingsoft Corp. Ltd.	Entertainment	4,800	14,815
[a,b,c] Kuaishou Technology, Class B	Interactive Media & Services	13,600	92,222
[a] Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	800	1,661
[a] Kunlun Tech Co. Ltd., Class A	Entertainment	700	3,677
Kweichow Moutai Co. Ltd., Class A	Beverages	500	121,198
Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,000	3,451
LB Group Co. Ltd., Class A	Chemicals	1,000	2,406
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	8,000	2,346
[b] Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	3,200	3,016
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	40,000	55,939
Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,900	3,522
[a] Leo Group Co. Ltd., Class A	Media	2,400	768
Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	800	1,816
Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	674
[a,c] Li Auto, Inc., Class A	Automobiles	5,600	105,495
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	32,119
Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	7,600	1,548
Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	3,200	3,038
Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	983
Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	900	2,783
[b,c] Longfor Group Holdings Ltd.	Real Estate Management & Development	10,660	17,065
LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,900	9,326
Longshine Technology Group Co. Ltd., Class A	Software	400	921
[c] Lufax Holding Ltd., ADR	Consumer Finance	976	2,996
Luxi Chemical Group Co. Ltd., Class A	Chemicals	800	1,127
Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,600	12,579
[a,b] Luye Pharma Group Ltd.	Pharmaceuticals	10,000	4,777
Luzhou Laojiao Co. Ltd., Class A	Beverages	600	15,118
Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	2,000	764
Mango Excellent Media Co. Ltd., Class A	Entertainment	840	2,973
Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	260	5,148
Meihua Holdings Group Co. Ltd., Class A	Food Products	1,600	2,146
[a] Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,720	1,452
[a,b,c] Meituan, Class B	Hotels, Restaurants & Leisure	28,000	293,678
Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	6,400	2,750
Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	16,000	3,115
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	4,800	5,176

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	800	1,409
MINISO Group Holding Ltd., ADR	Broadline Retail	476	9,710
Minth Group Ltd.	Automobile Components	4,000	8,083
[a] MMG Ltd.	Metals & Mining	12,000	3,550
Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	620	5,116
Muyuan Foods Co. Ltd., Class A	Food Products	1,996	11,543
Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	2,800	1,455
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	420	885
NARI Technology Co. Ltd., Class A	Electrical Equipment	3,216	10,081
[a] National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	736	1,790
NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	6,901
[a] NavInfo Co. Ltd., Class A	Software	800	1,000
[c] NetEase, Inc.	Entertainment	9,600	172,857
New China Life Insurance Co. Ltd., Class A	Insurance	800	3,497
New China Life Insurance Co. Ltd., Class H	Insurance	4,000	7,797
[a] New Hope Liuhe Co. Ltd., Class A	Food Products	1,600	2,094
[a,c] New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	8,000	56,605
Newland Digital Technology Co. Ltd., Class A	Software	400	1,102
[a] Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	8,000	3,944
Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	800	2,542
Ningbo Deye Technology Co. Ltd., Class A	Machinery	272	3,205
Ningbo Joyson Electronic Corp., Class A	Automobile Components	800	2,018
Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,201
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	365	2,040
Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	1,152
Ningbo Shanshan Co. Ltd., Class A	Chemicals	800	1,530
Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	300	3,097
Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	2,700	1,350
Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	800	1,659
[a,c] NIO, Inc., Class A	Automobiles	6,480	61,078
[b] Nongfu Spring Co. Ltd., Class H	Beverages	9,600	55,508
Northeast Securities Co. Ltd., Class A	Capital Markets	800	798
[a] Offcn Education Technology Co. Ltd., Class A	Diversified Consumer Services	800	458
Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	2,000	1,668
[a] OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,600	1,957
Oppein Home Group, Inc., Class A	Household Durables	100	978
ORG Technology Co. Ltd., Class A	Containers & Packaging	800	465
Orient Securities Co. Ltd., Class A	Capital Markets	2,772	3,387
[b] Orient Securities Co. Ltd., Class H	Capital Markets	4,000	1,767
[a] Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	1,157
[a] Ourpalm Co. Ltd., Class A	Entertainment	1,600	1,157
Ovctek China, Inc., Class A	Health Care Equipment & Supplies	200	634
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	3,200	1,474
[a,c] PDD Holdings, Inc., ADR	Broadline Retail	3,192	467,022
People.cn Co. Ltd., Class A	Media	800	3,144
People’s Insurance Co. Group of China Ltd., Class A	Insurance	4,000	2,719
People’s Insurance Co. Group of China Ltd., Class H	Insurance	40,000	12,294
PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	9,700	9,617
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	112,000	74,011
Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	225	916
[b] Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,700	3,444
PICC Property & Casualty Co. Ltd., Class H	Insurance	36,000	42,784
Ping An Bank Co. Ltd., Class A	Banks	7,200	9,495
[a,b,c] Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	3,200	7,278
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	4,100	23,204
Ping An Insurance Group Co. of China Ltd., Class H	Insurance	33,600	152,110
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	900	1,461

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	4,800	6,674
[d] Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,213
[b] Pop Mart International Group Ltd.	Specialty Retail	3,600	9,336
Postal Savings Bank of China Co. Ltd., Class A	Banks	8,800	5,376
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	58,000	27,706
Power Construction Corp. of China Ltd., Class A	Construction & Engineering	6,400	4,395
[c] Qifu Technology, Inc., ADR	Consumer Finance	608	9,619
Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	400	1,129
[a] Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	2,400	5,376
Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	307	1,907
[a,b] Remegen Co. Ltd., Class H	Biotechnology	1,000	4,796
[a] RiseSun Real Estate Development Co. Ltd., Class A	Real Estate Management & Development	1,600	384
[c] RLX Technology, Inc., ADR	Tobacco	4,528	9,056
Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	950	1,381
SAIC Motor Corp. Ltd., Class A	Automobiles	3,200	6,080
Sailun Group Co. Ltd., Class A	Automobile Components	1,200	1,980
Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	1,556
Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	800	455
Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	4,834
Sany Heavy Industry Co. Ltd., Class A	Machinery	3,200	6,188
[a] Satellite Chemical Co. Ltd., Class A	Chemicals	1,613	3,341
SDIC Capital Co. Ltd., Class A	Capital Markets	2,400	2,272
SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	2,962
Sealand Securities Co. Ltd., Class A	Capital Markets	1,680	835
[a] Seazen Group Ltd.	Real Estate Management & Development	16,000	2,602
[a] Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	900	1,442
[a,b,c] SenseTime Group, Inc., Class B	Software	80,000	11,884
[a] Seres Group Co. Ltd., Class A	Automobiles	300	3,210
SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,800	10,213
SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	2,438
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	11,735
Shaanxi International Trust Co. Ltd., Class A	Capital Markets	2,000	854
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,150	1,576
[a] Shandong Chenming Paper Holdings Ltd., Class A	Paper & Forest Products	800	436
[a] Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	4,000	820
Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,600	5,139
[b] Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	4,000	7,592
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	200	836
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,200	1,170
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	800	3,100
[a] Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	400	606
Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	200	540
Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	4,800	1,982
Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	200	719
Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	800	1,367
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	12,600	12,280
Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	1,982
Shanghai Bailian Group Co. Ltd., Class B	Consumer Staples Distribution & Retail	1,600	798
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	292	1,009
Shanghai Baosight Software Co. Ltd., Class A	Software	760	5,209
Shanghai Baosight Software Co. Ltd., Class B	Software	3,234	6,856
Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	2,800	920
[a] Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	3,200	1,874
[a] Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	16,000	3,340

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,426
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	800	2,812
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	3,000	6,531
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	1,806
Shanghai Huayi Group Co. Ltd., Class B	Chemicals	1,600	645
[a] Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	900	4,143
Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	4,000	2,753
Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	300	1,260
Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	800	1,007
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,600	1,299
[a] Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	480	2,820
[a,b] Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	800	1,992
Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	820	1,157
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	800	983
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	6,000	1,956
Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,600	1,456
Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,850
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,100	2,584
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	4,400	6,435
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	11,400	10,599
Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	783	2,302
Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	2,700	3,033
Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	1,600	1,290
Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,200	517
Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,600	1,294
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	1,600	1,021
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,600	1,395
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	800	2,168
[a] Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	5,600	1,075
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,746
Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,080	2,886
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	3,692
[a] Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,600	1,496
Shanxi Securities Co. Ltd., Class A	Capital Markets	1,620	1,226
Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	2,400	1,257
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	500	16,202
[a] Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	1,600	436
Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	800	1,144
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	2,057
Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	8,800	5,487
[b] Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	6,400	1,164
[a] Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	800	722
Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	260	1,727

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	80	686
Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,080	1,884
Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,616
Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	1,200	1,161
Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	1,600	14,188
Shenzhen International Holdings Ltd.	Transportation Infrastructure	8,000	6,741
Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,821
Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	480	1,830
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	500	20,406
Shenzhen MTC Co. Ltd., Class A	Household Durables	2,400	1,881
[a] Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	3,200	1,398
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	300	1,376
Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	100	1,039
Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	800	2,380
Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,326
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	356	6,919
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	800	548
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,200	728
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	41,186
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	520	1,685
Shui On Land Ltd.	Real Estate Management & Development	20,000	1,844
[a] Siasun Robot & Automation Co. Ltd., Class A	Machinery	400	667
Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	3,397
Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	4,000	1,326
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	800	3,264
[a] Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	400	747
Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,820	2,966
Sichuan Swellfun Co. Ltd., Class A	Beverages	200	1,651
Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	400	735
Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	400	2,923
Silergy Corp.	Semiconductors & Semiconductor Equipment	1,840	29,977
Sinoma International Engineering Co., Class A	Construction & Engineering	800	1,049
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	800	1,789
Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	8,000	4,098
[a] Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	2,000	514
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	2,400	964
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	16,000	2,315
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	6,400	16,761
Sinotrans Ltd., Class A	Air Freight & Logistics	2,000	1,472
Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	4,188
Sinotruk Hong Kong Ltd.	Machinery	4,000	7,848
SITC International Holdings Co. Ltd.	Marine Transportation	7,000	12,084
Skshu Paint Co. Ltd., Class A	Chemicals	140	936
[b] Smoore International Holdings Ltd.	Tobacco	8,000	6,659
Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	1,200	1,663
SooChow Securities Co. Ltd., Class A	Capital Markets	2,086	2,141
Southwest Securities Co. Ltd., Class A	Capital Markets	3,200	1,838
[a] Spring Airlines Co. Ltd., Class A	Passenger Airlines	200	1,410
StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	100	2,542
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	8,000	1,434
Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	800	9,841
Suning Universal Co. Ltd., Class A	Real Estate Management & Development	1,600	582
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	3,200	29,035
Sunresin New Materials Co. Ltd., Class A	Chemicals	200	1,490

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	800	1,658
SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	476	3,032
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	2,043
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	Construction & Engineering	800	422
Suzhou Maxwell Technologies Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	3,638
Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	100	1,285
Taiji Computer Corp. Ltd., Class A	IT Services	200	829
[a,c] TAL Education Group, ADR	Diversified Consumer Services	2,365	29,870
Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	1,200	1,077
TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	2,400	1,180
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	800	617
TBEA Co. Ltd., Class A	Electrical Equipment	1,820	3,527
TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	6,960	4,203
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,875	4,118
[c] Tencent Holdings Ltd.	Interactive Media & Services	33,000	1,240,794
[a,c] Tencent Music Entertainment Group, ADR	Entertainment	3,312	29,841
Thunder Software Technology Co. Ltd., Class A	Software	200	2,249
Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,600	1,222
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,200	715
[a] Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	900	1,346
Tianqi Lithium Corp., Class A	Chemicals	800	6,268
Tianqi Lithium Corp., Class H	Chemicals	400	2,210
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	800	675
Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,436
Tingyi Cayman Islands Holding Corp.	Food Products	8,000	9,753
[a] Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	800	1,303
[a,c,d] Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	6,400	11,835
TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	2,598
[a] Tongkun Group Co. Ltd., Class A	Chemicals	800	1,700
Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	4,800	2,211
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,700	5,976
[a] Topchoice Medical Corp., Class A	Health Care Providers & Services	100	1,074
[b] Topsports International Holdings Ltd.	Specialty Retail	15,000	11,679
TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	6,000	10,373
Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	984	3,943
[a,c] Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,800	99,542
Tsingtao Brewery Co. Ltd., Class A	Beverages	400	4,199
Tsingtao Brewery Co. Ltd., Class H	Beverages	3,328	22,333
[a,c] Tuya, Inc., ADR	Software	1,152	2,650
[a] Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	3,022
Uni-President China Holdings Ltd.	Food Products	5,000	3,554
[a] Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	360	978
Valiant Co. Ltd., Class A	Chemicals	400	932
[a,c] Vipshop Holdings Ltd., ADR	Broadline Retail	1,816	32,252
Walvax Biotechnology Co. Ltd., Class A	Biotechnology	500	1,651
[a] Wanda Film Holding Co. Ltd., Class A	Entertainment	800	1,463
Wangsu Science & Technology Co. Ltd., Class A	IT Services	800	882
Wanhua Chemical Group Co. Ltd., Class A	Chemicals	1,300	14,025
Want Want China Holdings Ltd.	Food Products	24,000	14,507
Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,600	1,166
[c] Weibo Corp., ADR	Interactive Media & Services	400	4,380
Weichai Power Co. Ltd., Class A	Machinery	2,400	4,601
Weichai Power Co. Ltd., Class H	Machinery	10,000	16,700
Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	800	913
Weihai Guangwei Composites Co. Ltd., Class A	Chemicals	320	1,199
Wens Foodstuffs Group Co. Ltd., Class A	Food Products	800	2,254
Western Mining Co. Ltd., Class A	Metals & Mining	800	1,603

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Western Securities Co. Ltd., Class A	Capital Markets	2,000	1,789
Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	526	3,932
Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	300	4,496
[a] Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	4,754
Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	800	808
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,400	1,493
Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,754	1,798
Wuliangye Yibin Co. Ltd., Class A	Beverages	1,600	31,528
WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	2,485
WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	1,000	10,218
[b] WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	2,000	20,349
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	19,154	72,607
XCMG Construction Machinery Co. Ltd., Class A	Machinery	4,800	3,681
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,200	1,623
Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	100	1,300
Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	800	783
Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	800	1,930
Xiangcai Co. Ltd., Class A	Real Estate Management & Development	800	844
[a,b,c] Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	78,400	156,628
Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	480	1,993
Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	800	750
Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	1,200	1,028
Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	2,000	1,073
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	24,000	14,015
[a,c] XPeng, Inc., Class A	Automobiles	5,600	40,663
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	5,500	3,106
Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,234
[b] Yadea Group Holdings Ltd.	Automobiles	5,600	9,839
[a,e] Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	1,031
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	14,400	16,266
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	850	2,365
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	22,806
Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,200	1,334
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	600	2,369
Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	1,743
[a] Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	830
Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	664	3,734
Yihai International Holding Ltd.	Food Products	2,600	4,129
Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	800	3,750
Yintai Gold Co. Ltd., Class A	Metals & Mining	1,100	2,317
Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	400	640
YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	130	953
Yonyou Network Technology Co. Ltd., Class A	Software	1,580	3,947
Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	2,000	1,840
YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,000	1,726
[a] Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	400	792
Yuexiu Property Co. Ltd.	Real Estate Management & Development	8,000	6,516
Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	2,235	95,084
Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,200	2,059
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	700	4,832
Yunnan Copper Co. Ltd., Class A	Metals & Mining	800	1,223
Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	3,192
Yunnan Tin Co. Ltd., Class A	Metals & Mining	900	1,810
Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	800	1,753
[a] Zai Lab Ltd.	Biotechnology	5,100	14,042
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	6,797
Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	5,000	6,218

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	2,400	1,146
[a] Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	3,200	2,319
Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	2,400	2,467
Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	700	2,115
Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	880	1,673
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,600	4,146
Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	6,852	4,572
Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	400	626
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	824
Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	700	3,237
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	4,954
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	680
Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,000	2,316
[a,b] Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	3,200	14,630
Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	1,144	2,725
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	800	3,303
Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	800	1,626
Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	400	653
[a] Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,554
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	800	1,421
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	4,000	9,139
Zhongji Innolight Co. Ltd., Class A	Communications Equipment	400	6,343
Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	800	1,119
Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	800	821
Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	9,569
Zhongtai Securities Co. Ltd., Class A	Capital Markets	900	867
Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	800	810
Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	392	2,000
Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	2,800	7,996
Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	800	768
Zijin Mining Group Co. Ltd., Class A	Metals & Mining	8,000	13,999
Zijin Mining Group Co. Ltd., Class H	Metals & Mining	32,000	52,127
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	3,200	2,935
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	8,000	4,405
ZTE Corp., Class A	Communications Equipment	1,600	5,950
ZTE Corp., Class H	Communications Equipment	3,600	8,040

			10,164,005

Hong Kong 5.9%
AIA Group Ltd.	Insurance	60,800	529,860
[a] Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	32,000	17,376
[a] Alibaba Pictures Group Ltd., Class A	Entertainment	80,000	4,918
ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	15,265
Bank of East Asia Ltd., Class A	Banks	4,800	5,926
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	16,000	3,565
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	18,000	8,091
[a] Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	4,180
Champion REIT, Class A	Office REITs	10,000	3,138
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	16,000	5,205
China Everbright Ltd., Class A	Capital Markets	4,000	2,367
China Gas Holdings Ltd., Class A	Gas Utilities	16,000	15,798
China Mengniu Dairy Co. Ltd., Class B	Food Products	16,000	43,030

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	24,000	8,821
China Resources Beer Holdings Co. Ltd., Class A	Beverages	8,000	35,039
China Resources Gas Group Ltd., Class A	Gas Utilities	4,800	15,737
China Resources Land Ltd., Class H	Real Estate Management & Development	14,700	52,711
China State Construction International Holdings Ltd., Class A	Construction & Engineering	8,000	9,251
China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	12,000	6,040
CK Asset Holdings Ltd.	Real Estate Management & Development	10,000	50,201
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	3,200	17,704
CLP Holdings Ltd.	Electric Utilities	8,800	72,633
COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	10,000	7,223
Dah Sing Banking Group Ltd., Class A	Banks	800	516
Dah Sing Financial Holdings Ltd., Class H	Banks	800	1,639
DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,600	3,840
Far East Horizon Ltd.	Financial Services	8,000	6,291
Geely Automobile Holdings Ltd.	Automobiles	30,000	33,002
Guangdong Investment Ltd.	Water Utilities	16,000	11,639
Guotai Junan International Holdings Ltd.	Capital Markets	16,000	1,229
Hang Lung Group Ltd.	Real Estate Management & Development	6,000	8,176
Hang Lung Properties Ltd.	Real Estate Management & Development	10,000	13,933
Hang Seng Bank Ltd.	Banks	4,000	46,641
Henderson Land Development Co. Ltd.	Real Estate Management & Development	7,000	21,560
Hong Kong & China Gas Co. Ltd.	Gas Utilities	56,000	42,886
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	6,700	229,953
Hongkong Land Holdings Ltd.	Real Estate Management & Development	5,600	19,488
Huabao International Holdings Ltd.	Chemicals	8,000	2,551
Hutchison Port Holdings Trust	Transportation Infrastructure	26,400	3,907
Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	5,955
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	1,060	43,683
Johnson Electric Holdings Ltd.	Automobile Components	1,000	1,588
Kerry Properties Ltd.	Real Estate Management & Development	3,000	5,486
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,000	4,303
Kunlun Energy Co. Ltd.	Gas Utilities	20,000	18,032
Link REIT	Retail REITs	13,600	76,373
Man Wah Holdings Ltd.	Household Durables	7,200	4,933
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	5,000	3,503
MTR Corp. Ltd.	Ground Transportation	8,000	31,043
New World Development Co. Ltd.	Real Estate Management & Development	8,000	12,417
NWS Holdings Ltd.	Industrial Conglomerates	8,000	7,540
Orient Overseas International Ltd.	Marine Transportation	800	11,167
PCCW Ltd.	Diversified Telecommunication Services	24,000	12,786
Power Assets Holdings Ltd.	Electric Utilities	7,500	43,462
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,482
Sino Biopharmaceutical Ltd.	Pharmaceuticals	52,000	23,108
Sino Land Co. Ltd.	Real Estate Management & Development	17,700	19,245
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	7,500	81,113
Swire Pacific Ltd., Class A	Real Estate Management & Development	2,500	21,163
Swire Pacific Ltd., Class B	Real Estate Management & Development	2,500	3,272
Swire Properties Ltd.	Real Estate Management & Development	5,400	10,926
Techtronic Industries Co. Ltd.	Machinery	7,300	86,990
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	40,000	4,354
Vinda International Holdings Ltd.	Household Products	1,000	2,913
Vitasoy International Holdings Ltd.	Food Products	4,000	3,985
VTech Holdings Ltd.	Communications Equipment	800	4,831
[b] WH Group Ltd.	Food Products	41,500	26,786
Wharf Holdings Ltd.	Real Estate Management & Development	5,000	16,104
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	8,000	27,047
Xinyi Glass Holdings Ltd.	Building Products	11,000	12,340
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,426

			2,014,686

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

India 21.1%
3M India Ltd.	Industrial Conglomerates	16	7,174
Aarti Industries Ltd.	Chemicals	1,064	8,306
ABB India Ltd.	Electrical Equipment	288	16,180
ACC Ltd.	Construction Materials	416	11,054
[a] Adani Energy Solutions Ltd.	Electric Utilities	1,872	23,525
Adani Enterprises Ltd.	Trading Companies & Distributors	1,864	63,817
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	2,232	42,836
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	3,944	48,550
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	6,048	38,168
Adani Total Gas Ltd.	Gas Utilities	1,464	17,381
[a] Adani Wilmar Ltd.	Food Products	880	3,753
[a] Aditya Birla Capital Ltd.	Financial Services	2,744	5,487
AIA Engineering Ltd.	Machinery	208	9,222
Alkem Laboratories Ltd.	Pharmaceuticals	264	16,506
Ambuja Cements Ltd.	Construction Materials	3,904	24,438
APL Apollo Tubes Ltd.	Metals & Mining	936	17,286
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	520	35,645
Ashok Leyland Ltd.	Machinery	7,768	16,948
Asian Paints Ltd.	Chemicals	2,384	97,476
Astral Ltd.	Building Products	640	14,671
[b] AU Small Finance Bank Ltd.	Banks	1,672	15,821
Aurobindo Pharma Ltd.	Pharmaceuticals	1,440	18,758
[a,b] Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	784	38,465
Axis Bank Ltd.	Banks	12,008	159,065
Bajaj Auto Ltd.	Automobiles	360	29,406
Bajaj Finance Ltd.	Consumer Finance	1,280	112,716
Bajaj Finserv Ltd.	Financial Services	2,000	40,517
Bajaj Holdings & Investment Ltd.	Financial Services	144	13,281
Balkrishna Industries Ltd.	Automobile Components	424	13,088
[b] Bandhan Bank Ltd.	Banks	4,280	12,416
Bank of Baroda	Banks	5,216	14,486
Bank of India	Banks	4,024	5,445
Bata India Ltd.	Textiles, Apparel & Luxury Goods	352	6,986
Bayer CropScience Ltd.	Chemicals	72	4,804
Berger Paints India Ltd.	Chemicals	1,544	11,219
Bharat Electronics Ltd.	Aerospace & Defense	19,000	42,058
Bharat Forge Ltd.	Automobile Components	1,368	20,358
Bharat Heavy Electricals Ltd.	Electrical Equipment	6,872	15,984
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,200	28,161
Bharti Airtel Ltd.	Wireless Telecommunication Services	760	5,826
Bharti Airtel Ltd.	Wireless Telecommunication Services	12,192	151,232
Biocon Ltd.	Biotechnology	2,520	7,560
Bosch Ltd.	Automobile Components	48	12,808
Britannia Industries Ltd.	Food Products	616	39,519
Canara Bank	Banks	1,968	10,347
Castrol India Ltd.	Chemicals	2,456	5,305
CG Power & Industrial Solutions Ltd.	Electrical Equipment	3,240	17,692
Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	2,168	32,822
Cipla Ltd.	Pharmaceuticals	2,704	40,498
Coal India Ltd.	Oil, Gas & Consumable Fuels	12,008	54,258
Coforge Ltd.	IT Services	296	22,319
Colgate-Palmolive India Ltd.	Personal Care Products	720	21,888
Container Corp. of India Ltd.	Ground Transportation	1,456	15,041
Coromandel International Ltd.	Chemicals	592	8,905
Cummins India Ltd.	Machinery	712	16,804
Dabur India Ltd.	Personal Care Products	3,024	20,249
Dalmia Bharat Ltd.	Construction Materials	408	11,155
Deepak Nitrite Ltd.	Chemicals	384	11,450
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	664	31,151
[d] Dixon Technologies India Ltd.	Household Durables	184	14,520
DLF Ltd.	Real Estate Management & Development	3,224	28,143
[b] Dr Lal PathLabs Ltd.	Health Care Providers & Services	200	6,195
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	640	44,592
Eicher Motors Ltd.	Automobiles	736	36,648

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Emami Ltd.	Personal Care Products	1,128	7,642
Embassy Office Parks REIT	Office REITs	4,400	17,166
Exide Industries Ltd.	Automobile Components	2,512	9,595
Federal Bank Ltd.	Banks	9,392	17,624
[a] FSN E-Commerce Ventures Ltd.	Specialty Retail	7,416	15,502
GAIL India Ltd.	Gas Utilities	14,176	27,615
[b] General Insurance Corp. of India	Insurance	592	2,192
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	232	5,292
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	808	8,292
[a] GMR Airports Infrastructure Ltd.	Transportation Infrastructure	12,848	12,437
Godrej Consumer Products Ltd.	Personal Care Products	1,888	25,665
[a] Godrej Industries Ltd.	Industrial Conglomerates	360	3,221
[a] Godrej Properties Ltd.	Real Estate Management & Development	560	13,549
Grasim Industries Ltd.	Construction Materials	2,032	52,130
Gujarat Fluorochemicals Ltd.	Chemicals	200	8,891
Gujarat Gas Ltd.	Gas Utilities	1,048	5,812
Havells India Ltd.	Electrical Equipment	1,248	20,516
HCL Technologies Ltd.	IT Services	5,576	98,241
[b] HDFC Asset Management Co. Ltd.	Capital Markets	528	20,336
HDFC Bank Ltd.	Banks	24,840	510,225
[b] HDFC Life Insurance Co. Ltd.	Insurance	5,216	40,536
Hero MotoCorp Ltd.	Automobiles	680	33,827
Hindalco Industries Ltd.	Metals & Mining	7,496	55,386
[d] Hindustan Aeronautics Ltd.	Aerospace & Defense	1,008	33,966
[a] Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,280	15,723
Hindustan Unilever Ltd.	Personal Care Products	4,696	150,335
Hindustan Zinc Ltd.	Metals & Mining	1,136	4,342
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	11	4,871
ICICI Bank Ltd.	Banks	8,240	98,685
[b] ICICI Lombard General Insurance Co. Ltd.	Insurance	1,272	21,708
[b] ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,960	12,598
[a] IDFC First Bank Ltd.	Banks	17,448	18,640
Indian Bank	Banks	1,080	5,463
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	4,248	22,377
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	21,944	34,242
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,624	17,320
[b] Indian Railway Finance Corp. Ltd.	Financial Services	9,176	10,955
Indraprastha Gas Ltd.	Gas Utilities	1,888	9,492
[a] Indus Towers Ltd.	Diversified Telecommunication Services	4,536	10,850
Info Edge India Ltd.	Interactive Media & Services	400	24,708
Infosys Ltd.	IT Services	18,456	342,200
[a,b] InterGlobe Aviation Ltd.	Passenger Airlines	752	26,814
Ipca Laboratories Ltd.	Pharmaceuticals	744	9,952
ITC Ltd.	Tobacco	15,808	87,784
Jindal Steel & Power Ltd.	Metals & Mining	2,120	19,059
[a] Jio Financial Services Ltd.	Financial Services	16,584	46,426
JSW Energy Ltd.	Independent Power Producers & Energy Traders	1,880	9,241
JSW Steel Ltd.	Metals & Mining	5,320	56,276
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,968	13,363
Kansai Nerolac Paints Ltd.	Chemicals	1,152	4,613
Kotak Mahindra Bank Ltd.	Banks	504	11,557
L&T Finance Holdings Ltd.	Financial Services	4,552	9,029
[b] L&T Technology Services Ltd.	Professional Services	136	8,588
Larsen & Toubro Ltd.	Construction & Engineering	3,560	150,847
[b] Laurus Labs Ltd.	Pharmaceuticals	2,064	10,671
LIC Housing Finance Ltd.	Financial Services	1,624	10,463
Linde India Ltd.	Chemicals	120	8,134
[b] LTIMindtree Ltd.	IT Services	480	36,311
Lupin Ltd.	Pharmaceuticals	1,288	20,477
[b] Macrotech Developers Ltd.	Real Estate Management & Development	1,200	14,760
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,216	10,694
Mahindra & Mahindra Ltd.	Automobiles	4,968	103,248
[a] Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	896	1,434
[a] Mankind Pharma Ltd.	Pharmaceuticals	352	8,386
Marico Ltd.	Food Products	2,816	18,562

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Maruti Suzuki India Ltd.	Automobiles	696	86,169
[a] Max Financial Services Ltd.	Insurance	1,248	14,312
Max Healthcare Institute Ltd.	Health Care Providers & Services	3,480	28,699
Mphasis Ltd.	IT Services	400	13,170
MRF Ltd.	Automobile Components	16	24,915
Muthoot Finance Ltd.	Consumer Finance	584	10,361
Nestle India Ltd.	Food Products	192	61,329
NHPC Ltd.	Independent Power Producers & Energy Traders	12,312	9,558
[b] Nippon Life India Asset Management Ltd.	Capital Markets	744	4,004
NMDC Ltd.	Metals & Mining	6,200	15,620
NTPC Ltd.	Independent Power Producers & Energy Traders	25,072	93,748
Oberoi Realty Ltd.	Real Estate Management & Development	616	10,685
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	20,536	50,603
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,712	7,656
[a] One 97 Communications Ltd.	Financial Services	1,768	13,501
Oracle Financial Services Software Ltd.	Software	112	5,670
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	32	14,810
Patanjali Foods Ltd.	Food Products	480	9,085
[a] PB Fintech Ltd.	Insurance	1,608	15,356
Persistent Systems Ltd.	IT Services	256	22,733
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,976	10,638
PI Industries Ltd.	Chemicals	416	17,577
Pidilite Industries Ltd.	Chemicals	824	26,885
Piramal Enterprises Ltd.	Financial Services	536	5,999
Polycab India Ltd.	Electrical Equipment	248	16,346
Power Finance Corp. Ltd.	Financial Services	7,688	35,348
Power Grid Corp. of India Ltd.	Electric Utilities	22,288	63,532
Punjab National Bank	Banks	11,376	13,090
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	784	3,453
[b] RBL Bank Ltd.	Banks	2,408	8,082
REC Ltd.	Financial Services	6,608	32,784
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	416	4,517
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	17,728	550,702
Samvardhana Motherson International Ltd.	Automobile Components	12,864	15,760
SBI Cards & Payment Services Ltd.	Consumer Finance	1,496	13,657
[b] SBI Life Insurance Co. Ltd.	Insurance	2,224	38,288
Schaeffler India Ltd.	Machinery	224	8,622
Shree Cement Ltd.	Construction Materials	72	24,792
Shriram Finance Ltd.	Consumer Finance	1,480	36,519
Siemens Ltd.	Industrial Conglomerates	448	21,668
Solar Industries India Ltd.	Chemicals	120	9,702
[b] Sona Blw Precision Forgings Ltd.	Automobile Components	1,832	14,189
SRF Ltd.	Chemicals	760	22,643
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	1,248	8,020
State Bank of India	Banks	9,392	72,466
Steel Authority of India Ltd.	Metals & Mining	8,056	11,971
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	5,728	86,694
Sun TV Network Ltd.	Media	464	3,971
Supreme Industries Ltd.	Chemicals	336	18,343
[b] Syngene International Ltd.	Life Sciences Tools & Services	880	7,418
Tata Communications Ltd.	Diversified Telecommunication Services	624	13,275
Tata Consultancy Services Ltd.	IT Services	5,392	245,801
Tata Consumer Products Ltd.	Food Products	3,224	42,107
Tata Elxsi Ltd.	Software	184	19,355
Tata Motors Ltd., Class A	Automobiles	9,760	91,479
Tata Motors Ltd., Class A	Automobiles	2,448	15,277
Tata Power Co. Ltd.	Electric Utilities	8,800	35,125
Tata Steel Ltd.	Metals & Mining	43,768	73,426
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	2,920	3,216
Tech Mahindra Ltd.	IT Services	3,200	48,940
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	2,200	97,171
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	536	14,851
Torrent Power Ltd.	Electric Utilities	1,184	13,287
Trent Ltd.	Specialty Retail	960	35,244
Tube Investments of India Ltd.	Automobile Components	528	22,472

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

TVS Motor Co. Ltd.	Automobiles	1,256	30,577
UltraTech Cement Ltd.	Construction Materials	608	76,740
Union Bank of India Ltd.	Banks	7,624	10,912
United Breweries Ltd.	Beverages	304	6,522
United Spirits Ltd.	Beverages	1,472	19,772
UNO Minda Ltd.	Automobile Components	808	6,677
UPL Ltd.	Chemicals	2,864	20,212
Varun Beverages Ltd.	Beverages	2,472	36,744
Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	336	5,120
Vedanta Ltd.	Metals & Mining	7,104	22,073
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	44,248	8,508
Voltas Ltd.	Construction & Engineering	1,208	14,203
Whirlpool of India Ltd.	Household Durables	176	2,891
Wipro Ltd.	IT Services	7,416	42,002
[a] Yes Bank Ltd.	Banks	104,840	27,025
[a] Zee Entertainment Enterprises Ltd.	Media	4,408	14,551
[a] Zomato Ltd.	Hotels, Restaurants & Leisure	30,816	45,809
Zydus Lifesciences Ltd.	Pharmaceuticals	1,352	11,198

			7,223,462

Indonesia 2.3%
Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	65,600	10,140
[a] Amman Mineral Internasional PT	Metals & Mining	32,000	13,613
Astra Agro Lestari Tbk. PT, Class H	Food Products	2,400	1,095
Astra International Tbk. PT, Class H	Industrial Conglomerates	107,200	39,337
Avia Avian Tbk. PT	Chemicals	80,000	2,598
Bank Central Asia Tbk. PT, Class A	Banks	293,600	179,245
Bank Mandiri Persero Tbk. PT, Class A	Banks	234,400	92,104
Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	80,000	27,927
Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	372,000	138,319
Bank Syariah Indonesia Tbk. PT	Banks	16,800	1,899
Barito Pacific Tbk. PT, Class A	Chemicals	135,200	11,679
Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	23,200	3,677
[a] Bumi Serpong Damai Tbk. PT, Class A	Real Estate Management & Development	50,400	3,535
Charoen Pokphand Indonesia Tbk. PT, Class A	Food Products	37,600	12,271
Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	96,800	4,432
Elang Mahkota Teknologi Tbk. PT	Media	129,600	4,966
First Pacific Co. Ltd.	Food Products	8,000	3,186
[a] GoTo Gojek Tokopedia Tbk. PT	Broadline Retail	3,904,000	21,806
Gudang Garam Tbk. PT	Tobacco	2,400	3,168
Hanjaya Mandala Sampoerna Tbk. PT	Tobacco	46,400	2,697
Indah Kiat Pulp & Paper Tbk. PT	Paper & Forest Products	14,400	7,786
Indocement Tunggal Prakarsa Tbk. PT	Construction Materials	8,000	4,884
Indofood CBP Sukses Makmur Tbk. PT	Food Products	12,000	8,242
Indofood Sukses Makmur Tbk. PT	Food Products	23,200	9,719
Indosat Tbk. PT	Wireless Telecommunication Services	6,400	3,897
Jasa Marga Persero Tbk. PT	Transportation Infrastructure	11,200	3,542
Kalbe Farma Tbk. PT	Pharmaceuticals	97,600	10,206
Mayora Indah Tbk. PT	Food Products	16,000	2,587
[a] Merdeka Copper Gold Tbk. PT	Metals & Mining	65,600	11,504
Perusahaan Gas Negara Tbk. PT	Gas Utilities	56,000	4,110
Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	103,200	6,636
Semen Indonesia Persero Tbk. PT	Construction Materials	17,600	7,316
[a] Smartfren Telecom Tbk. PT	Wireless Telecommunication Services	581,600	1,889
Sumber Alfaria Trijaya Tbk. PT	Consumer Staples Distribution & Retail	100,800	19,182
Surya Citra Media Tbk. PT	Media	96,000	1,060
Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	245,600	63,007
Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	23,200	3,149
Trimegah Bangun Persada Tbk. PT	Metals & Mining	41,600	2,702
Unilever Indonesia Tbk. PT	Household Products	30,400	6,970
United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	8,000	11,755
Vale Indonesia Tbk. PT	Metals & Mining	12,000	3,359
XL Axiata Tbk. PT	Wireless Telecommunication Services	21,600	2,806
			774,002

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Italy 0.0%†
PRADA SpA	Textiles, Apparel & Luxury Goods	2,700	15,439

Luxembourg 0.0%†
L’Occitane International SA	Personal Care Products	2,000	5,712

Macau 0.3%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	11,450	64,153
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	4,061
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	12,800	37,456
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	12,500	3,954
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	7,600	6,258

			115,882

Malaysia 1.8%
Alliance Bank Malaysia Bhd., Class A	Banks	5,600	4,131
AMMB Holdings Bhd.	Banks	12,000	10,472
Astro Malaysia Holdings Bhd., Class A	Media	11,200	963
Axiata Group Bhd., Class A	Wireless Telecommunication Services	24,000	12,431
CELCOMDIGI Bhd.	Wireless Telecommunication Services	20,800	18,469
CIMB Group Holdings Bhd., Class A	Banks	42,400	53,980
Dialog Group Bhd., Class A	Energy Equipment & Services	23,200	10,451
FGV Holdings Bhd.	Food Products	2,400	721
Fraser & Neave Holdings Bhd.	Beverages	800	4,903
Gamuda Bhd.	Construction & Engineering	12,800	12,786
Genting Bhd.	Hotels, Restaurants & Leisure	11,200	11,261
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	16,000	9,367
[a] Hartalega Holdings Bhd.	Health Care Equipment & Supplies	8,800	5,171
Hong Leong Bank Bhd.	Banks	3,200	13,162
Hong Leong Financial Group Bhd.	Banks	800	2,862
IHH Healthcare Bhd.	Health Care Providers & Services	16,000	20,997
IJM Corp. Bhd.	Construction & Engineering	17,600	7,201
IOI Corp. Bhd.	Food Products	15,200	13,000
Kuala Lumpur Kepong Bhd.	Food Products	2,400	11,397
Malayan Banking Bhd.	Banks	39,200	75,841
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	5,600	8,970
Maxis Bhd.	Wireless Telecommunication Services	16,000	13,406
MISC Bhd.	Marine Transportation	8,800	13,961
[b] MR DIY Group M Bhd.	Specialty Retail	14,400	4,544
Nestle Malaysia Bhd.	Food Products	330	8,446
Petronas Chemicals Group Bhd.	Chemicals	15,200	23,685
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	5,703
Petronas Gas Bhd.	Gas Utilities	4,000	15,147
PPB Group Bhd.	Food Products	3,200	10,084
Press Metal Aluminium Holdings Bhd.	Metals & Mining	18,400	19,261
Public Bank Bhd.	Banks	75,200	70,208
QL Resources Bhd.	Food Products	5,600	6,959
RHB Bank Bhd.	Banks	9,600	11,386
Sime Darby Bhd.	Industrial Conglomerates	20,800	10,637
Sime Darby Plantation Bhd.	Food Products	19,200	18,636
Telekom Malaysia Bhd.	Diversified Telecommunication Services	5,600	6,764
Tenaga Nasional Bhd.	Electric Utilities	19,200	41,952
[a] Top Glove Corp. Bhd.	Health Care Equipment & Supplies	27,200	5,327
YTL Corp. Bhd.	Multi-Utilities	25,600	10,530

			605,172

Pakistan 0.0%†
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	4,000	1,600

Philippines 0.8%
ACEN Corp.	Independent Power Producers & Energy Traders	48,800	3,860
Alliance Global Group, Inc., Class A	Industrial Conglomerates	22,000	4,481
Ayala Corp., Class A	Industrial Conglomerates	1,600	19,677
Ayala Land, Inc., Class A	Real Estate Management & Development	40,800	25,383
Bank of the Philippine Islands, Class A	Banks	9,456	17,725
BDO Unibank, Inc., Class A	Banks	12,640	29,788
[a] Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	19,200	3,412

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Converge Information & Communications Technology Solutions, Inc.	Diversified Telecommunication Services	16,000	2,421
DMCI Holdings, Inc., Class A	Industrial Conglomerates	22,400	3,952
Emperador, Inc.	Beverages	17,300	6,514
Globe Telecom, Inc.	Wireless Telecommunication Services	172	5,343
GT Capital Holdings, Inc.	Industrial Conglomerates	560	5,967
International Container Terminal Services, Inc.	Transportation Infrastructure	5,840	26,028
JG Summit Holdings, Inc.	Industrial Conglomerates	16,000	11,023
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	2,256	10,242
LT Group, Inc.	Industrial Conglomerates	18,000	2,919
Manila Electric Co.	Electric Utilities	1,360	9,799
Megaworld Corp.	Real Estate Management & Development	72,000	2,561
Metropolitan Bank & Trust Co.	Banks	9,680	8,968
[b] Monde Nissin Corp.	Food Products	41,600	6,295
PLDT, Inc.	Wireless Telecommunication Services	440	10,163
Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	6,060	2,944
San Miguel Corp.	Industrial Conglomerates	2,240	4,130
Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	6,400	3,496
SM Prime Holdings, Inc.	Real Estate Management & Development	57,900	34,400
Universal Robina Corp.	Food Products	4,480	9,563

			271,054

Singapore 3.5%
[b] BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,100	8,410
CapitaLand Ascendas REIT, Class A	Industrial REITs	18,400	42,265
CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	12,800	9,607
CapitaLand Integrated Commercial Trust, Class A	Retail REITs	26,400	41,228
CapitaLand Investment Ltd.	Real Estate Management & Development	13,600	32,580
City Developments Ltd., Class H	Real Estate Management & Development	2,400	12,099
ComfortDelGro Corp. Ltd., Class H	Ground Transportation	10,400	11,038
DBS Group Holdings Ltd., Class A	Banks	9,600	243,148
[d] Frasers Logistics & Commercial Trust	Industrial REITs	15,200	13,251
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	30,400	23,046
Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	800	18,049
Keppel Corp. Ltd.	Industrial Conglomerates	7,200	38,590
Keppel DC REIT	Specialized REITs	6,400	9,461
Keppel REIT	Office REITs	13,600	9,588
Mapletree Industrial Trust	Industrial REITs	10,400	19,789
Mapletree Logistics Trust	Industrial REITs	17,600	23,216
Mapletree Pan Asia Commercial Trust	Retail REITs	12,000	14,282
[d] Netlink NBN Trust	Diversified Telecommunication Services	16,000	10,189
Olam Group Ltd.	Consumer Staples Distribution & Retail	6,400	5,046
Oversea-Chinese Banking Corp. Ltd.	Banks	18,400	181,336
[a] SATS Ltd.	Transportation Infrastructure	4,800	10,007
[a] Seatrium Ltd.	Machinery	215,200	19,251
Sembcorp Industries Ltd.	Multi-Utilities	4,800	19,322
SIA Engineering Co. Ltd.	Transportation Infrastructure	800	1,437
Singapore Airlines Ltd.	Passenger Airlines	7,200	35,806
Singapore Exchange Ltd.	Capital Markets	4,350	32,416
Singapore Post Ltd.	Air Freight & Logistics	8,800	3,169
Singapore Technologies Engineering Ltd.	Aerospace & Defense	8,000	23,592
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	39,200	73,402
StarHub Ltd.	Wireless Telecommunication Services	3,200	2,693
Suntec Real Estate Investment Trust	Diversified REITs	11,200	10,443
United Overseas Bank Ltd.	Banks	6,400	138,033
UOL Group Ltd.	Real Estate Management & Development	2,400	11,426
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,300	13,413
Wilmar International Ltd.	Food Products	11,200	30,312
Yangzijiang Financial Holding Ltd.	Capital Markets	14,400	3,548
[a] Yanlord Land Group Ltd.	Real Estate Management & Development	3,200	1,407

			1,195,895

South Korea 13.7%
[a] Alteogen, Inc., Class A	Biotechnology	176	13,461
Amorepacific Corp., Class H	Personal Care Products	152	17,113

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

AMOREPACIFIC Group, Class A	Personal Care Products	136	3,089
BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	40	4,078
BNK Financial Group, Inc., Class H	Banks	1,496	8,294
[a] Celltrion Pharm, Inc., Class A	Pharmaceuticals	109	7,803
Celltrion, Inc., Class A	Biotechnology	833	130,297
Cheil Worldwide, Inc., Class A	Media	360	5,319
CJ CheilJedang Corp., Class A	Food Products	40	10,063
CJ Corp., Class A	Industrial Conglomerates	72	5,277
[a] CJ ENM Co. Ltd., Class A	Entertainment	56	3,139
[a] CJ Logistics Corp., Class A	Air Freight & Logistics	48	4,741
[a] CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	120	13,725
Coway Co. Ltd.	Household Durables	296	13,146
[a] Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	976	3,141
DB Insurance Co. Ltd., Class A	Insurance	240	15,597
DGB Financial Group, Inc., Class A	Banks	808	5,326
DL E&C Co. Ltd., Class A	Construction & Engineering	152	4,255
DL Holdings Co. Ltd., Class A	Chemicals	72	2,874
Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	176	2,487
Doosan Bobcat, Inc., Class A	Machinery	240	9,392
[a] Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	2,240	27,654
[a] Ecopro BM Co. Ltd.	Electrical Equipment	240	53,669
[a] Ecopro Co. Ltd.	Chemicals	104	52,246
[a] E-MART, Inc., Class A	Consumer Staples Distribution & Retail	96	5,710
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	88	6,095
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	280	8,414
Green Cross Corp.	Biotechnology	32	3,118
GS Engineering & Construction Corp.	Construction & Engineering	352	4,105
GS Holdings Corp.	Industrial Conglomerates	248	7,876
GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	216	3,866
Hana Financial Group, Inc.	Banks	1,480	49,873
Hanjin Kal Corp.	Passenger Airlines	168	9,496
Hankook Tire & Technology Co. Ltd.	Automobile Components	400	14,100
Hanmi Pharm Co. Ltd.	Pharmaceuticals	40	10,948
Hanmi Science Co. Ltd.	Pharmaceuticals	112	3,409
Hanon Systems	Automobile Components	872	4,936
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	176	17,014
Hanwha Corp.	Industrial Conglomerates	224	4,479
[a] Hanwha Life Insurance Co. Ltd.	Insurance	1,640	3,604
[a] Hanwha Ocean Co. Ltd., Class A	Machinery	512	9,978
[a] Hanwha Solutions Corp.	Chemicals	552	16,930
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	224	11,010
HD Hyundai Heavy Industries Co. Ltd.	Machinery	96	9,616
HD Hyundai Infracore Co. Ltd.	Machinery	744	4,691
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	232	21,779
Hite Jinro Co. Ltd.	Beverages	176	3,075
HL Mando Co. Ltd.	Automobile Components	184	5,622
[a] HLB, Inc.	Health Care Equipment & Supplies	576	22,675
HMM Co. Ltd.	Marine Transportation	1,568	23,838
Hotel Shilla Co. Ltd.	Specialty Retail	168	8,531
HYBE Co. Ltd.	Entertainment	112	20,306
Hyundai Department Store Co. Ltd.	Broadline Retail	80	3,218
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	384	10,406
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	96	14,274
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	320	7,702
Hyundai Mipo Dockyard Co. Ltd.	Machinery	104	6,856
Hyundai Mobis Co. Ltd.	Automobile Components	328	60,359
Hyundai Motor Co.	Automobiles	720	113,767
Hyundai Steel Co.	Metals & Mining	424	12,016
Hyundai Wia Corp.	Automobile Components	80	4,044
[a] Industrial Bank of Korea	Banks	1,456	13,408
[a] Kakao Corp.	Interactive Media & Services	1,600	67,459
[a] Kakao Games Corp.	Entertainment	184	3,693
[a] KakaoBank Corp.	Banks	1,120	24,785

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Kakaopay Corp.	Financial Services	120	4,593
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	536	6,659
KB Financial Group, Inc.	Banks	2,000	84,013
KCC Corp.	Chemicals	24	4,258
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	128	3,384
Kia Corp.	Automobiles	1,288	100,008
Korea Aerospace Industries Ltd.	Aerospace & Defense	384	14,908
Korea Electric Power Corp.	Electric Utilities	1,344	19,723
[a] Korea Gas Corp.	Gas Utilities	152	2,915
Korea Investment Holdings Co. Ltd.	Capital Markets	208	9,900
Korea Zinc Co. Ltd.	Metals & Mining	56	21,654
[a] Korean Air Lines Co. Ltd.	Passenger Airlines	1,000	18,557
[a] Krafton, Inc.	Entertainment	152	22,849
KT&G Corp.	Tobacco	512	34,547
Kumho Petrochemical Co. Ltd.	Chemicals	88	9,081
L&F Co. Ltd.	Electrical Equipment	128	20,275
LG Chem Ltd.	Chemicals	250	96,863
LG Corp.	Industrial Conglomerates	480	32,015
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,168	11,554
LG Electronics, Inc.	Household Durables	568	44,897
[a] LG Energy Solution Ltd.	Electrical Equipment	208	69,043
LG H&H Co. Ltd.	Personal Care Products	48	13,231
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	72	13,389
LG Uplus Corp.	Diversified Telecommunication Services	1,112	8,833
Lotte Chemical Corp.	Chemicals	96	11,419
Lotte Chilsung Beverage Co. Ltd.	Beverages	16	1,821
Lotte Corp.	Industrial Conglomerates	152	3,192
Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	104	3,396
LOTTE Fine Chemical Co. Ltd.	Chemicals	80	3,603
Lotte Shopping Co. Ltd.	Broadline Retail	64	3,727
LS Corp.	Electrical Equipment	96	6,947
[a] Meritz Financial Group, Inc.	Financial Services	520	23,862
Mirae Asset Securities Co. Ltd.	Capital Markets	1,336	7,915
NAVER Corp.	Interactive Media & Services	752	130,793
NCSoft Corp.	Entertainment	80	14,939
[a,b] Netmarble Corp.	Entertainment	96	4,331
NH Investment & Securities Co. Ltd., Class C	Capital Markets	736	5,903
NongShim Co. Ltd.	Food Products	16	5,056
OCI Holdings Co. Ltd.	Chemicals	64	5,277
Orion Corp.	Food Products	112	10,096
Ottogi Corp.	Food Products	8	2,485
Pan Ocean Co. Ltd.	Marine Transportation	1,128	3,271
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	272	2,813
[a] Pearl Abyss Corp.	Entertainment	168	5,055
POSCO Future M Co. Ltd.	Electrical Equipment	152	42,370
POSCO Holdings, Inc.	Metals & Mining	394	152,809
Posco International Corp.	Trading Companies & Distributors	232	11,241
S-1 Corp.	Commercial Services & Supplies	104	4,845
[a,b] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	93	54,880
Samsung C&T Corp.	Industrial Conglomerates	440	44,243
Samsung Card Co. Ltd.	Consumer Finance	136	3,416
Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	288	34,259
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	24,992	1,523,311
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	848	19,095
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	168	34,307
[a] Samsung Heavy Industries Co. Ltd.	Machinery	3,416	20,556
Samsung Life Insurance Co. Ltd.	Insurance	392	21,032
Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	278	101,884
Samsung SDS Co. Ltd.	IT Services	192	25,344
Samsung Securities Co. Ltd.	Capital Markets	344	10,283
[a] SD Biosensor, Inc.	Health Care Equipment & Supplies	192	1,705
Seegene, Inc.	Biotechnology	136	2,418
Shinhan Financial Group Co. Ltd.	Banks	2,576	80,306
Shinsegae, Inc.	Broadline Retail	40	5,441
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	144	11,226

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] SK Bioscience Co. Ltd.	Biotechnology	120	6,709
SK Chemicals Co. Ltd.	Chemicals	40	2,090
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,840	312,027
[a,b] SK IE Technology Co. Ltd.	Chemicals	128	7,842
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	312	33,988
SK Networks Co. Ltd.	Trading Companies & Distributors	680	3,036
[a] SK Square Co. Ltd.	Industrial Conglomerates	496	20,257
SK, Inc.	Industrial Conglomerates	184	25,431
SKC Co. Ltd.	Chemicals	96	6,753
S-Oil Corp.	Oil, Gas & Consumable Fuels	208	11,241
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	56	1,152
SSANGYONG C&E Co. Ltd.	Construction Materials	656	2,929
[a] Wemade Co. Ltd.	Entertainment	96	4,539
Woori Financial Group, Inc.	Banks	3,480	35,127
Yuhan Corp.	Pharmaceuticals	285	15,225

			4,689,634

Taiwan 17.9%
Accton Technology Corp.	Communications Equipment	2,800	47,715
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	16,000	28,048
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	120	2,944
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	2,194	26,593
Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	372	39,696
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,900	78,738
Asia Cement Corp.	Construction Materials	12,890	17,409
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	200	11,828
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	126	12,809
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	3,760	59,970
AUO Corp., Class H	Electronic Equipment, Instruments & Components	32,000	18,924
Capital Securities Corp., Class A	Capital Markets	8,000	4,262
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,450	21,808
Cathay Financial Holding Co. Ltd., Class A	Insurance	49,101	73,194
Chailease Holding Co. Ltd., Class A	Financial Services	7,688	48,347
Chang Hwa Commercial Bank Ltd., Class A	Banks	32,000	18,664
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	10,000	14,630
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	17,106
China Airlines Ltd., Class A	Passenger Airlines	16,000	11,287
[a] China Development Financial Holding Corp., Class A	Insurance	80,000	32,714
China Motor Corp., Class A	Automobiles	1,060	3,903
China Steel Corp., Class A	Metals & Mining	64,000	56,304
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	20,320	79,451
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	24,000	31,163
CTBC Financial Holding Co. Ltd., Class A	Banks	96,000	88,679
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	11,320	115,632
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	4,000	25,676
E.Sun Financial Holding Co. Ltd., Class A	Banks	80,000	67,252
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	1,120	20,509
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	376	30,016
[a] Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	3,360	5,069
Eternal Materials Co. Ltd., Class H	Chemicals	5,600	5,310
Eva Airways Corp., Class H	Passenger Airlines	14,000	14,346
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,520	25,810
Far Eastern International Bank	Banks	8,000	3,297
Far Eastern New Century Corp.	Industrial Conglomerates	16,000	16,266
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	8,000	20,801
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,640	15,053
First Financial Holding Co. Ltd.	Banks	56,000	49,996
Formosa Chemicals & Fibre Corp.	Chemicals	18,600	37,757
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	7,000	18,406
Formosa Plastics Corp.	Chemicals	19,860	51,251
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	400	2,196
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	4,927
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	6,000	10,381
Fubon Financial Holding Co. Ltd.	Insurance	41,600	87,834

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	520	7,125
Giant Manufacturing Co. Ltd.	Leisure Products	1,792	10,744
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,660	23,055
Global Unichip Corp.	Semiconductors & Semiconductor Equipment	400	22,678
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,080	20,657
Hiwin Technologies Corp.	Machinery	1,185	9,074
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	64,000	217,918
Hotai Motor Co. Ltd.	Specialty Retail	1,760	40,659
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	4,000	6,686
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	56,000	40,781
Innolux Corp.	Electronic Equipment, Instruments & Components	40,000	18,638
Inventec Corp.	Technology Hardware, Storage & Peripherals	12,000	20,645
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	532	49,750
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,200	42,697
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	8,000	264,577
Mega Financial Holding Co. Ltd.	Banks	59,424	75,900
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	26,588
momo.com, Inc.	Broadline Retail	325	5,390
Nan Ya Plastics Corp.	Chemicals	29,000	62,837
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,040	8,522
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	6,330	16,088
Nien Made Enterprise Co. Ltd.	Household Durables	880	10,122
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,040	51,211
Oneness Biotech Co. Ltd.	Pharmaceuticals	1,792	11,357
Pegatron Corp.	Technology Hardware, Storage & Peripherals	11,000	31,290
[a] PharmaEssentia Corp.	Biotechnology	1,320	14,881
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	12,082
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	16,000	15,353
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	4,000	18,377
President Chain Store Corp.	Consumer Staples Distribution & Retail	2,960	25,992
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	14,480	105,921
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,572	39,514
Ruentex Development Co. Ltd.	Real Estate Management & Development	8,000	9,840
Shanghai Commercial & Savings Bank Ltd.	Banks	19,146	29,196
[a] Shin Kong Financial Holding Co. Ltd.	Insurance	72,000	20,762
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,060	19,542
SinoPac Financial Holdings Co. Ltd.	Banks	56,000	35,946
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,800	15,554
Taishin Financial Holding Co. Ltd.	Banks	64,000	37,745
Taiwan Business Bank	Banks	24,000	10,713
Taiwan Cement Corp.	Construction Materials	32,800	37,245
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	56,000	48,719
Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	8,811
[a] Taiwan Glass Industry Corp.	Building Products	8,000	4,940
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	8,002
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	9,140	29,364
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,360	5,185
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	126,820	2,450,408
[a] Tatung Co. Ltd.	Electrical Equipment	11,000	15,053
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	8,000	12,199
Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,360	3,572
U-Ming Marine Transport Corp.	Marine Transportation	2,000	3,395
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	7,000	40,143
Uni-President Enterprises Corp.	Food Products	25,900	62,871
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	62,000	106,261
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	13,278
Voltronic Power Technology Corp.	Electrical Equipment	330	18,387
Walsin Lihwa Corp.	Electrical Equipment	13,544	17,057
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	1,800	7,214
Wan Hai Lines Ltd.	Marine Transportation	5,060	9,068
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	2,000	10,361
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	16,000	15,875
Wistron Corp.	Technology Hardware, Storage & Peripherals	16,000	51,403
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	480	28,543
Yageo Corp.	Electronic Equipment, Instruments & Components	2,160	42,017

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Yang Ming Marine Transport Corp.	Marine Transportation	10,000	16,715
Yuanta Financial Holding Co. Ltd.	Financial Services	64,000	57,555
Yulon Motor Co. Ltd.	Automobiles	3,457	8,426
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	10,655

			6,123,100

Thailand 2.3%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,900	37,510
Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	22,400	39,212
Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	42,400	4,422
B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	3,200	2,555
Bangkok Bank PCL, Class A, fgn.	Banks	1,600	7,336
Bangkok Bank PCL, Class A, NVDR	Banks	1,600	7,336
Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	57,600	46,829
Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	43,200	10,062
Bangkok Life Assurance PCL, Class A, NVDR	Insurance	3,200	1,875
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	41,600	8,288
Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	5,600	4,102
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	44,800	9,516
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	3,200	20,813
Carabao Group PCL, Class A, NVDR	Beverages	1,600	3,867
Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	16,000	32,813
Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	14,400	17,297
Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	25,600	14,700
CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	31,200	51,189
CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	8,000	6,328
Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	14,400	37,126
Digital Telecommunications Infrastructure Fund, Class A, UNIT	Financial Services	29,600	6,721
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,600	6,000
Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	8,800	11,409
Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	4,000	5,684
Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	16,000	20,860
Home Product Center PCL, NVDR	Specialty Retail	30,400	10,421
Indorama Ventures PCL, NVDR	Chemicals	9,600	7,664
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,800	10,055
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	55,200	3,267
Kasikornbank PCL, fgn.	Banks	7,400	29,268
Kasikornbank PCL, NVDR	Banks	2,000	7,910
Krung Thai Bank PCL, NVDR	Banks	33,600	18,113
Krungthai Card PCL, NVDR	Consumer Finance	5,600	7,137
Land & Houses PCL, NVDR	Real Estate Management & Development	44,000	10,506
Minor International PCL, NVDR	Hotels, Restaurants & Leisure	20,800	17,977
Muangthai Capital PCL, NVDR	Consumer Finance	3,200	4,219
Osotspa PCL, NVDR	Beverages	7,200	4,641
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,200	31,536
PTT Global Chemical PCL, NVDR	Chemicals	11,200	12,633
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	15,200	8,506
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	75,200	78,764
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	5,600	5,168
SCB X PCL, NVDR	Banks	8,800	27,329
SCG Packaging PCL, NVDR	Containers & Packaging	6,400	6,750
Siam Cement PCL, NVDR	Construction Materials	4,000	35,860
Siam City Cement PCL, NVDR	Construction Materials	800	3,176
Srisawad Corp. PCL, NVDR	Consumer Finance	3,200	3,797
Thai Life Insurance PCL, NVDR	Insurance	12,800	3,431
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,600	8,819
Thai Union Group PCL, NVDR	Food Products	14,400	6,328
TMBThanachart Bank PCL, NVDR	Banks	240,000	11,742
True Corp. PCL, NVDR	Diversified Telecommunication Services	57,600	8,522

			797,389

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

United Kingdom 0.2%
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	14,500	77,713

United States 0.1%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	400	15,640
[a,b] Samsonite International SA	Textiles, Apparel & Luxury Goods	7,200	23,743

			39,383

Total Common Stocks (Cost $34,316,512)			34,116,546

Preferred Stocks 0.8%
South Korea 0.8%
[f] Amorepacific Corp., 1.872%, pfd.	Personal Care Products	56	1,591
[f] Hanwha Corp., 5.739%, pfd.	Industrial Conglomerates	104	1,126
[f] Hyundai Motor Co., 2.627%, pfd.	Automobiles	184	16,316
[f] Hyundai Motor Co., 2.643%, pfd.	Automobiles	120	10,575
[f] LG Chem Ltd., 3.232%, pfd.	Chemicals	40	9,659
[a,f] LG Electronics, Inc., 1.638%, pfd.	Household Durables	88	3,130
[f] Mirae Asset Securities Co. Ltd., 5.405%, pfd.	Capital Markets	824	2,367
[f] Samsung Electronics Co. Ltd., 2.319%, pfd.	Technology Hardware, Storage & Peripherals	4,344	210,134
[f] Samsung Fire & Marine Insurance Co. Ltd., 7.266%, pfd.	Insurance	16	2,360
[f] Samsung SDI Co. Ltd., 0.439%, pfd.	Electronic Equipment, Instruments & Components	8	1,528

Total Preferred Stocks (Cost $217,629)			258,786

Total Investments (Cost $34,534,141) 100.3%			34,375,332
Other Assets, less Liabilities (0.3)%			(101,686)

Net Assets 100.0%			$34,273,646

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $1,700,947, representing 5.0% of net assets.

cVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $4,470,777, representing 13.0% of net assets.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $88,236, representing 0.3% of net assets.

eFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

fVariable rate security. The rate shown represents the yield at period end.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	2	$42,890	3/15/24	$578

*As of period end.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt

NVDR	–	Non-Voting Depositary Receipt

REIT	–	Real Estate Investment Trust

SF	–	Single Family

SPA	–	Standby Purchase Agreement

SRF	–	State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 98.7%
Australia 95.6%
[a] Adbri Ltd.	Construction Materials	9,580	$19,611
AGL Energy Ltd.	Multi-Utilities	12,320	79,694
ALS Ltd.	Professional Services	9,900	86,805
Altium Ltd.	Software	2,420	77,363
[a] Alumina Ltd.	Metals & Mining	51,220	31,630
AMP Ltd.	Financial Services	57,020	36,184
Ampol Ltd.	Oil, Gas & Consumable Fuels	4,920	121,361
Ansell Ltd.	Health Care Equipment & Supplies	2,600	44,672
ANZ Group Holdings Ltd.	Banks	61,960	1,095,856
APA Group	Gas Utilities	26,460	154,190
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	13,380	372,680
ASX Ltd.	Capital Markets	4,000	172,116
Atlas Arteria Ltd.	Transportation Infrastructure	23,380	92,210
Aurizon Holdings Ltd.	Ground Transportation	36,420	94,435
Bank of Queensland Ltd.	Banks	13,500	56,007
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	36,400	39,740
Bendigo & Adelaide Bank Ltd.	Banks	11,680	77,068
BHP Group Ltd.	Metals & Mining	103,820	3,571,123
BlueScope Steel Ltd.	Metals & Mining	9,400	150,090
[a] Boral Ltd.	Construction Materials	6,780	24,936
Brambles Ltd.	Commercial Services & Supplies	28,680	266,149
CAR Group Ltd.	Interactive Media & Services	7,420	157,663
Challenger Ltd.	Financial Services	9,140	40,476
Charter Hall Group	Diversified REITs	9,720	79,855
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	45,940	84,324
Cochlear Ltd.	Health Care Equipment & Supplies	1,320	269,013
Coles Group Ltd.	Consumer Staples Distribution & Retail	26,820	294,823
Commonwealth Bank of Australia	Banks	34,800	2,654,777
Computershare Ltd.	Professional Services	12,320	205,036
CSL Ltd.	Biotechnology	9,940	1,944,220
CSR Ltd.	Construction Materials	9,800	44,134
Deterra Royalties Ltd.	Metals & Mining	8,680	31,213
Dexus	Office REITs	22,200	116,338
Domain Holdings Australia Ltd.	Interactive Media & Services	5,200	12,241
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,280	51,479
Downer EDI Ltd.	Commercial Services & Supplies	13,800	41,432
Endeavour Group Ltd.	Consumer Staples Distribution & Retail	28,200	100,252
Evolution Mining Ltd.	Metals & Mining	38,300	103,491
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	3,240	45,012
Fortescue Ltd.	Metals & Mining	32,800	649,499
Goodman Group	Industrial REITs	38,060	657,047
GPT Group	Diversified REITs	39,540	125,188
Harvey Norman Holdings Ltd.	Broadline Retail	12,200	34,964
IDP Education Ltd.	Diversified Consumer Services	5,740	78,451
IGO Ltd.	Metals & Mining	12,820	79,167
Iluka Resources Ltd.	Metals & Mining	8,660	39,000
Incitec Pivot Ltd.	Chemicals	40,200	77,903
Insignia Financial Ltd.	Capital Markets	13,120	20,949
Insurance Australia Group Ltd.	Insurance	50,540	195,191
JB Hi-Fi Ltd.	Specialty Retail	2,240	81,054
Lendlease Corp. Ltd.	Real Estate Management & Development	14,200	72,380
[a] Liontown Resources Ltd.	Metals & Mining	32,160	36,208
Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	45,860	151,456
[a] Lynas Rare Earths Ltd.	Metals & Mining	19,300	94,293
Macquarie Group Ltd.	Capital Markets	7,500	939,749
Magellan Financial Group Ltd.	Capital Markets	2,760	17,477
Medibank Pvt Ltd.	Insurance	56,840	138,074
Metcash Ltd.	Consumer Staples Distribution & Retail	20,140	47,961
Mineral Resources Ltd.	Metals & Mining	3,520	168,131

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Mirvac Group	Diversified REITs	81,340	116,000
National Australia Bank Ltd.	Banks	64,760	1,356,601
New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	10,560	37,181
[a] NEXTDC Ltd.	IT Services	10,560	98,933
Northern Star Resources Ltd.	Metals & Mining	23,180	215,900
Nufarm Ltd.	Chemicals	7,700	27,426
Orica Ltd.	Chemicals	9,340	101,588
Origin Energy Ltd.	Electric Utilities	35,440	204,826
Orora Ltd.	Containers & Packaging	27,780	49,285
Perpetual Ltd.	Capital Markets	2,320	40,336
Pilbara Minerals Ltd.	Metals & Mining	59,280	159,776
Platinum Asset Management Ltd.	Capital Markets	10,920	9,910
Pro Medicus Ltd.	Health Care Technology	1,040	68,005
[a] Qantas Airways Ltd.	Passenger Airlines	17,440	63,904
QBE Insurance Group Ltd.	Insurance	30,740	310,646
Qube Holdings Ltd.	Transportation Infrastructure	34,540	76,362
Ramsay Health Care Ltd.	Health Care Providers & Services	3,600	129,234
REA Group Ltd.	Interactive Media & Services	1,040	128,552
Reece Ltd.	Trading Companies & Distributors	4,400	67,222
Region RE Ltd.	Retail REITs	23,940	36,918
Rio Tinto Ltd.	Metals & Mining	7,660	709,068
Santos Ltd.	Oil, Gas & Consumable Fuels	66,960	347,245
Scentre Group	Retail REITs	107,020	218,345
SEEK Ltd.	Interactive Media & Services	7,220	131,687
Seven Group Holdings Ltd.	Trading Companies & Distributors	2,920	73,522
Sonic Healthcare Ltd.	Health Care Providers & Services	9,220	201,824
South32 Ltd.	Metals & Mining	94,140	213,907
[a] Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	53,280	18,723
Steadfast Group Ltd.	Insurance	21,120	83,873
Stockland	Diversified REITs	49,220	149,454
Suncorp Group Ltd.	Insurance	26,120	246,848
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	46,720	26,619
Telstra Group Ltd.	Diversified Telecommunication Services	83,500	225,626
TPG Telecom Ltd.	Diversified Telecommunication Services	7,520	26,580
Transurban Group	Transportation Infrastructure	63,520	594,231
Treasury Wine Estates Ltd.	Beverages	16,480	121,222
Vicinity Ltd.	Retail REITs	77,740	108,214
Washington H Soul Pattinson & Co. Ltd.	Financial Services	5,020	112,250
Wesfarmers Ltd.	Broadline Retail	23,360	909,200
Westpac Banking Corp.	Banks	72,000	1,125,058
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	14,420	73,206
WiseTech Global Ltd.	Software	3,320	170,743
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	39,000	826,558
Woolworths Group Ltd.	Consumer Staples Distribution & Retail	25,140	638,139
Worley Ltd.	Construction & Engineering	7,760	92,451
Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	6,760	22,833

			27,409,872

Ireland 1.3%
[a] James Hardie Industries PLC, CDI	Construction Materials	9,080	349,997

New Zealand 0.7%
[a] Xero Ltd.	Software	2,640	202,298

United Kingdom 1.0%
Amcor PLC, CDI	Containers & Packaging	29,860	289,528

United States 0.1%
Sims Ltd.	Metals & Mining	3,240	34,400

Total Common Stocks (Cost $25,704,139)			28,286,095

Total Investments (Cost $25,704,139) 98.7%			28,286,095
Other Assets, less Liabilities 1.3%			379,699

Net Assets 100.0%			$28,665,794

aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
SPI 200 Index	Long	3	$388,172	3/21/24	$7,621

*As of period end.

Abbreviations

Selected Portfolio

CDI	–	Clearing House Electronic Subregister System Depositary Interest

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 70.4%
Brazil 68.9%
Allos SA	Real Estate Management & Development	182,700	$998,576
Alupar Investimento SA, UNIT	Electric Utilities	43,500	282,173
Ambev SA	Beverages	1,687,800	4,770,565
Atacadao SA	Consumer Staples Distribution & Retail	208,800	535,153
Auren Energia SA	Independent Power Producers & Energy Traders	139,243	381,531
B3 SA - Brasil Bolsa Balcao	Capital Markets	2,227,200	6,671,146
Banco Bradesco SA	Banks	582,900	1,833,562
Banco BTG Pactual SA	Capital Markets	513,300	3,974,229
Banco do Brasil SA	Banks	330,600	3,769,749
Banco Santander Brasil SA	Banks	147,900	983,442
BB Seguridade Participacoes SA	Insurance	261,000	1,808,023
Bradespar SA	Metals & Mining	8,700	41,820
[a] BRF SA	Food Products	365,400	1,038,820
Caixa Seguridade Participacoes SA	Insurance	174,000	462,080
CCR SA	Transportation Infrastructure	435,000	1,269,825
Centrais Eletricas Brasileiras SA	Electric Utilities	513,300	4,483,555
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	130,500	2,024,824
Cia Energetica de Minas Gerais	Electric Utilities	17,400	54,196
Cia Siderurgica Nacional SA	Metals & Mining	243,600	985,914
Cielo SA	Financial Services	443,700	428,391
Companhia Paranaense de Energia	Electric Utilities	304,500	594,883
Cosan SA	Oil, Gas & Consumable Fuels	461,100	1,837,717
CPFL Energia SA	Electric Utilities	69,600	551,774
CSN Mineracao SA	Metals & Mining	208,800	336,566
Dexco SA	Paper & Forest Products	139,260	231,355
[a] Diagnosticos da America SA	Health Care Providers & Services	104,400	206,754
[a] Embraer SA	Aerospace & Defense	287,100	1,323,322
Energisa SA	Electric Utilities	95,780	1,061,396
[a] Eneva SA	Independent Power Producers & Energy Traders	469,800	1,316,283
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	69,600	649,491
Equatorial Energia SA	Electric Utilities	339,300	2,495,017
[b] GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	165,300	641,450
Grupo De Moda Soma SA	Textiles, Apparel & Luxury Goods	174,000	266,860
[a] Grupo Mateus SA	Consumer Staples Distribution & Retail	156,600	231,470
[a,b] Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	1,844,400	1,689,637
Hypera SA	Pharmaceuticals	156,600	1,152,514
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	26,100	118,207
Itau Unibanco Holding SA	Banks	174,000	1,033,053
Klabin SA	Containers & Packaging	295,800	1,353,071
Localiza Rent a Car SA	Ground Transportation	329,896	4,319,291
Lojas Renner SA	Specialty Retail	365,430	1,310,481
M Dias Branco SA	Food Products	47,600	378,538
[a] Magazine Luiza SA	Broadline Retail	1,165,800	518,389
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	104,400	610,805
[a] Natura & Co. Holding SA	Personal Care Products	374,116	1,300,811
Neoenergia SA	Electric Utilities	87,000	382,201
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,435,500	11,519,226
Porto Seguro SA	Insurance	69,600	411,789
PRIO SA	Oil, Gas & Consumable Fuels	261,000	2,474,277
Raia Drogasil SA	Consumer Staples Distribution & Retail	435,044	2,633,048
[b] Rede D’Or Sao Luiz SA	Health Care Providers & Services	295,802	1,751,331
Rumo SA	Ground Transportation	487,200	2,301,803
Sao Martinho SA	Food Products	60,900	367,461
Sendas Distribuidora SA	Consumer Staples Distribution & Retail	522,000	1,453,940
SLC Agricola SA	Food Products	81,780	316,844
Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	43,500	233,100
Suzano SA	Paper & Forest Products	269,700	3,088,647

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Telefonica Brasil SA	Diversified Telecommunication Services	170,300	1,873,524
TIM SA	Wireless Telecommunication Services	313,200	1,156,060
TOTVS SA	Software	174,000	1,206,781
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	87,000	687,389
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	321,900	1,756,746
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	69,600	131,818
Vale SA	Metals & Mining	1,470,300	23,366,922
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	147,900	306,603
Vibra Energia SA	Specialty Retail	435,000	2,038,167
WEG SA	Electrical Equipment	574,200	4,363,003

			126,147,389

United States 1.5%
JBS SA	Food Products	522,000	2,676,840

Total Common Stocks (Cost $96,826,432)			128,824,229

Preferred Stocks 26.7%
Brazil 26.7%
[a,c] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	87,000	181,250
[c] Banco Bradesco SA, 8.438%, pfd.	Banks	2,009,700	7,070,523
[c] Bradespar SA, 11.087%, pfd.	Metals & Mining	95,700	505,530
[a,c] Braskem SA, Class A, pfd.	Chemicals	78,300	352,363
[c] Centrais Eletricas Brasileiras SA, Class B, 3.18%,pfd.	Electric Utilities	108,400	1,048,384
[c] Cia Energetica de Minas Gerais, 9.704%, pfd.	Electric Utilities	487,200	1,151,403
[c] Companhia Paranaense de Energia, Class B, 2.741%, pfd.	Electric Utilities	513,300	1,094,736
[c] CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 7.068%, pfd.	Electric Utilities	69,600	379,694
[c] Gerdau SA, 13.350%, pfd.	Metals & Mining	417,600	2,042,609
[c] Itau Unibanco Holding SA, 3.144%, pfd.	Banks	1,870,500	13,080,716
[c] Itausa SA, 4.590%, pfd.	Banks	1,870,767	3,993,712
[c] Metalurgica Gerdau SA, 14.30%, pfd.	Metals & Mining	261,000	583,510
[c] Petroleo Brasileiro SA, 7.905%, pfd.	Oil, Gas & Consumable Fuels	2,175,000	16,674,283
[c] Unipar Carbocloro SA, Class B, 4.544%, pfd.	Chemicals	17,440	274,977
[c] Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 3.541%, pfd.	Metals & Mining	191,400	366,046

Total Preferred Stocks (Cost $36,107,944)			48,799,736

Right 0.0%†

Brazil 0.0%†

[a] Localiza Rent a Car SA	Ground Transportation	1,183	4,871

Total Rights (Cost $0)			4,871

Total Investments (Cost $132,934,376) 97.1%			177,628,836

Other Assets, less Liabilities 2.9%			5,312,264

Net Assets 100.0%			$182,941,100

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $4,082,418, representing 2.2% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
Bovespa Index	Long	195	$5,451,056	2/14/24	$231,194

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.6%
Canada 97.3%
Agnico Eagle Mines Ltd.	Metals & Mining	104,623	$5,764,342
Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	168,638	9,979,390
Bank of Montreal	Banks	164,721	16,378,409
Bank of Nova Scotia	Banks	275,377	13,470,208
Barrick Gold Corp.	Metals & Mining	400,867	7,277,989
BCE, Inc.	Diversified Telecommunication Services	69,361	2,744,246
Brookfield Asset Management Ltd., Class A	Capital Markets	61,705	2,490,475
Brookfield Corp.	Capital Markets	343,103	13,829,762
Canadian Imperial Bank of Commerce, Class A	Banks	206,488	9,990,850
Canadian National Railway Co.	Ground Transportation	133,157	16,818,822
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	244,278	16,082,036
Canadian Pacific Kansas City Ltd.	Ground Transportation	212,264	16,876,807
Canadian Tire Corp. Ltd., Class A	Broadline Retail	11,827	1,262,168
Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	298,015	4,990,271
[a] CGI, Inc., Class A	IT Services	46,852	5,043,714
Constellation Software, Inc.	Software	4,517	11,254,030
Dollarama, Inc.	Broadline Retail	61,004	4,417,770
Enbridge, Inc.	Oil, Gas & Consumable Fuels	482,758	17,463,641
Fairfax Financial Holdings Ltd.	Insurance	4,935	4,575,373
Fortis, Inc.	Electric Utilities	110,654	4,574,359
Franco-Nevada Corp.	Metals & Mining	43,378	4,828,294
George Weston Ltd.	Consumer Staples Distribution & Retail	15,075	1,880,659
Great-West Lifeco, Inc.	Insurance	61,937	2,060,183
[b] Hydro One Ltd.	Electric Utilities	72,145	2,172,119
IGM Financial, Inc.	Capital Markets	18,792	498,944
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	38,497	2,203,666
Intact Financial Corp.	Insurance	40,832	6,312,765
Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	33,862	3,294,265
Magna International, Inc.	Automobile Components	60,777	3,608,548
Manulife Financial Corp.	Insurance	415,435	9,224,888
Metro, Inc., Class A	Consumer Staples Distribution & Retail	52,189	2,714,730
National Bank of Canada	Banks	76,785	5,881,454
Nutrien Ltd.	Chemicals	112,968	6,395,466
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	125,501	4,341,996
Power Corp. of Canada	Insurance	120,387	3,459,323
Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	70,289	5,518,747
Royal Bank of Canada	Banks	320,617	32,582,040
Saputo, Inc.	Food Products	55,673	1,132,797
[a] Shopify, Inc., Class A	IT Services	263,779	20,636,616
Sun Life Financial, Inc.	Insurance	133,852	6,975,815
Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	296,915	9,558,654
TC Energy Corp.	Oil, Gas & Consumable Fuels	235,230	9,233,660
Teck Resources Ltd., Class B	Metals & Mining	103,235	4,385,100
TELUS Corp.	Diversified Telecommunication Services	110,200	1,970,663
Thomson Reuters Corp.	Professional Services	35,256	5,179,846
Toronto-Dominion Bank	Banks	415,482	26,978,287
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	65,417	2,956,317
Wheaton Precious Metals Corp.	Metals & Mining	103,231	5,117,708

			376,388,212

United States 2.3%
Waste Connections, Inc.	Commercial Services & Supplies	58,689	8,806,466

Total Common Stocks (Cost $372,253,402)			385,194,678

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Warrant 0.0%†
Canada 0.0%†
[a,c] Constellation Software, Inc.	Software	3,981	—

Total Warrants (Cost $0)			—

Total Investments (Cost $372,253,402) 99.6%			385,194,678

Other Assets, less Liabilities 0.4%			1,685,236

Net Assets 100.0%			$386,879,914

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $2,172,119, representing 0.6% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
S&P/TSX 60 Index	Long	8	$1,541,514	3/14/24	$26,673

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.6%
China 96.2%
[a] 360 Security Technology, Inc., Class A	Software	25,600	$32,393
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	6,400	16,906
3peak, Inc., Class A	Semiconductors & Semiconductor Equipment	321	6,595
[b] 3SBio, Inc., Class A	Biotechnology	96,000	92,452
Addsino Co. Ltd., Class A	Communications Equipment	6,400	7,523
Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	2,170	46,810
AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	6,400	17,886
AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	9,600	50,396
Agricultural Bank of China Ltd., Class A	Banks	348,800	178,304
Agricultural Bank of China Ltd., Class H	Banks	1,600,000	616,760
Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	34,084	75,725
[a] Air China Ltd., Class A	Passenger Airlines	35,200	36,285
[a] Air China Ltd., Class H	Passenger Airlines	88,000	55,672
[a,b] Akeso, Inc.	Biotechnology	27,400	162,816
[c] Alibaba Group Holding Ltd., Class A	Broadline Retail	896,049	8,675,273
[b] A-Living Smart City Services Co. Ltd., Class H	Real Estate Management & Development	40,000	18,339
Aluminum Corp. of China Ltd., Class A	Metals & Mining	48,000	38,019
Aluminum Corp. of China Ltd., Class H	Metals & Mining	192,000	95,895
Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,014	17,714
Angang Steel Co. Ltd., Class A	Metals & Mining	25,600	8,952
Angang Steel Co. Ltd., Class H	Metals & Mining	82,000	16,172
Angel Yeast Co. Ltd., Class A	Food Products	3,200	15,810
[b] Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	17,381
Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	7,516	10,788
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	16,000	50,692
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	62,370	144,093
Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	18,000	17,750
Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,500	49,041
Anhui Gujing Distillery Co. Ltd., Class B	Beverages	6,400	97,370
Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	6,400	11,118
Anjoy Foods Group Co. Ltd., Class A	Food Products	1,100	16,160
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	66,060	640,842
Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,400	13,833
Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	1,200	19,566
[c] Autohome, Inc., ADR	Interactive Media & Services	3,168	88,894
Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,200	10,031
AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	35,200	15,374
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	128,000	54,914
Avicopter PLC, Class A	Aerospace & Defense	3,200	17,315
[b] BAIC Motor Corp. Ltd., Class H	Automobiles	128,000	37,374
[a,c] Baidu, Inc., Class A	Interactive Media & Services	118,400	1,760,409
Bank of Beijing Co. Ltd., Class A	Banks	80,000	50,895
Bank of Changsha Co. Ltd., Class A	Banks	16,000	15,325
Bank of Chengdu Co. Ltd., Class A	Banks	6,400	10,121
Bank of China Ltd., Class A	Banks	166,400	93,242
Bank of China Ltd., Class H	Banks	4,384,000	1,673,079
Bank of Communications Co. Ltd., Class A	Banks	144,000	116,080
Bank of Communications Co. Ltd., Class H	Banks	384,000	239,491
Bank of Guiyang Co. Ltd., Class A	Banks	16,000	11,550
Bank of Hangzhou Co. Ltd., Class A	Banks	22,400	31,489
Bank of Jiangsu Co. Ltd., Class A	Banks	67,200	63,136
Bank of Nanjing Co. Ltd., Class A	Banks	41,600	43,115
Bank of Ningbo Co. Ltd., Class A	Banks	25,620	72,356

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Bank of Qingdao Co. Ltd., Class A	Banks	19,200	8,224
Bank of Shanghai Co. Ltd., Class A	Banks	54,400	45,610
[a] Bank of Zhengzhou Co. Ltd., Class A	Banks	26,578	7,502
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	73,600	61,294
BBMG Corp., Class A	Construction Materials	22,400	6,008
BBMG Corp., Class H	Construction Materials	128,000	11,966
[a] BeiGene Ltd.	Biotechnology	33,200	468,118
Beijing Capital Development Co. Ltd., Class A	Real Estate Management & Development	9,600	4,099
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	32,000	12,089
[a] Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	64,000	18,769
Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	16,000	13,392
Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	3,200	17,167
[a] Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	3,200	14,134
Beijing Enlight Media Co. Ltd., Class A	Entertainment	12,800	14,650
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	25,500	88,662
[a] Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	9,600	6,849
Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	64,000	14,179
Beijing Kingsoft Office Software, Inc., Class A	Software	1,657	73,581
Beijing New Building Materials PLC, Class A	Building Products	6,400	20,996
[a] Beijing Orient National Communication Science & Technology Co. Ltd., Class A	Software	6,400	8,449
Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	16,035	11,237
Beijing Shiji Information Technology Co. Ltd., Class A	Software	12,224	16,721
[a] Beijing Shougang Co. Ltd., Class A	Metals & Mining	32,000	15,549
[a] Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	3,200	9,568
[a] Beijing Sinnet Technology Co. Ltd., Class A	IT Services	6,600	9,009
Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	6,400	48,266
Beijing Ultrapower Software Co. Ltd., Class A	IT Services	6,400	7,954
Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	2,523	7,799
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	3,221	33,985
Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	12,800	15,513
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	5,640
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,560	5,175
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	57,600	39,799
Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	1,600	15,572
[a,c] Bilibili, Inc., Class Z	Entertainment	12,160	145,760
Bloomage Biotechnology Corp. Ltd., Class A	Biotechnology	1,333	12,530
[b] Blue Moon Group Holdings Ltd.	Household Products	48,000	13,278
[a] Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	9,600	9,680
BOC International China Co. Ltd., Class A	Capital Markets	3,200	4,624
BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	137,600	75,364
BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	38,400	12,491
Bright Dairy & Food Co. Ltd., Class A	Food Products	6,400	7,847
[a] BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,200	7,020
BYD Co. Ltd., Class A	Automobiles	6,900	191,866
BYD Co. Ltd., Class H	Automobiles	51,676	1,418,872
BYD Electronic International Co. Ltd.	Communications Equipment	40,500	189,830
By-health Co. Ltd., Class A	Personal Care Products	6,400	15,307
C&D International Investment Group Ltd.	Real Estate Management & Development	32,000	68,192
C&S Paper Co. Ltd., Class A	Household Products	6,400	8,988
Caida Securities Co. Ltd., Class A	Capital Markets	6,400	6,741
Caitong Securities Co. Ltd., Class A	Capital Markets	19,260	20,989

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	899	17,039
Canmax Technologies Co. Ltd., Class A	Chemicals	4,070	14,490
[a,b] CanSino Biologics, Inc., Class H	Biotechnology	5,200	15,683
CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	16,000	12,538
CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	29,080	12,252
Central China Securities Co. Ltd., Class A	Capital Markets	12,800	6,885
[d] Central China Securities Co. Ltd., Class H	Capital Markets	64,000	9,098
CETC Cyberspace Security Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,200	10,094
CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	28,800	12,579
[b] CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	608,000	158,841
Changchun High & New Technology Industry Group, Inc., Class A	Pharmaceuticals	1,500	30,714
Changjiang Securities Co. Ltd., Class A	Capital Markets	22,400	16,924
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,000	18,413
Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,600	39,705
Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	12,800	10,228
Chengxin Lithium Group Co. Ltd., Class A	Chemicals	3,200	10,224
China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	9,600	15,828
[a,b] China Bohai Bank Co. Ltd., Class H	Banks	160,000	23,154
China Cinda Asset Management Co. Ltd., Class H	Capital Markets	480,000	47,947
China CITIC Bank Corp. Ltd., Class A	Banks	38,400	28,528
China CITIC Bank Corp. Ltd., Class H	Banks	480,000	226,214
China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	19,200	26,128
China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	96,000	87,289
China Communications Services Corp. Ltd., Class H	Construction & Engineering	128,000	53,111
China Conch Venture Holdings Ltd.	Construction & Engineering	80,000	66,389
China Construction Bank Corp., Class A	Banks	38,400	35,107
China Construction Bank Corp., Class H	Banks	4,928,000	2,934,629
China CSSC Holdings Ltd., Class A	Machinery	16,000	66,152
[a] China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	64,000	34,873
[a] China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	64,000	18,441
China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	124,800	36,806
China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	256,000	25,572
China Everbright Bank Co. Ltd., Class A	Banks	179,200	72,983
China Everbright Bank Co. Ltd., Class H	Banks	160,000	47,538
[b] China Feihe Ltd.	Food Products	224,000	122,491
China Galaxy Securities Co. Ltd., Class A	Capital Markets	9,600	16,246
China Galaxy Securities Co. Ltd., Class H	Capital Markets	192,000	101,550
China Great Wall Securities Co. Ltd., Class A	Capital Markets	12,800	14,381
China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	12,800	18,192
China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	6,400	8,655
China Hongqiao Group Ltd.	Metals & Mining	112,000	91,653
[a,b] China Huarong Asset Management Co. Ltd., Class H	Capital Markets	800,000	40,981
China International Capital Corp. Ltd., Class A	Capital Markets	3,200	17,100
[b] China International Capital Corp. Ltd., Class H	Capital Markets	76,800	112,713
China International Marine Containers Group Co. Ltd., Class A	Machinery	10,050	10,797
China International Marine Containers Group Co. Ltd., Class H	Machinery	38,400	24,588
China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	320,000	30,736
China Jushi Co. Ltd., Class A	Construction Materials	14,087	19,447
China Lesso Group Holdings Ltd.	Building Products	64,000	33,440
China Life Insurance Co. Ltd., Class H	Insurance	392,258	508,372
[a,b,c] China Literature Ltd., Class A	Media	19,200	71,429
China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	160,000	121,303
China Medical System Holdings Ltd.	Pharmaceuticals	64,000	113,435

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

China Meheco Co. Ltd., Class A	Health Care Providers & Services	6,440	10,102
China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	13,383
China Merchants Bank Co. Ltd., Class A	Banks	76,800	300,056
China Merchants Bank Co. Ltd., Class H	Banks	199,500	694,931
China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	32,000	26,425
China Merchants Expressway Network &
Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	6,400	8,781
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	66,700	90,886
China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	3,200	5,375
China Merchants Securities Co. Ltd., Class A	Capital Markets	28,800	55,168
[b] China Merchants Securities Co. Ltd., Class H	Capital Markets	19,200	15,712
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	32,000	42,828
China Minsheng Banking Corp. Ltd., Class A	Banks	134,400	70,592
China Minsheng Banking Corp. Ltd., Class H	Banks	336,000	114,029
China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	4,070	7,010
China National Building Material Co. Ltd., Class H	Construction Materials	256,000	109,500
China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	25,600	22,865
China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	67,200	70,781
China National Software & Service Co. Ltd., Class A	Software	4,070	20,726
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	12,800	34,766
China Oilfield Services Ltd., Class A	Energy Equipment & Services	6,400	13,140
China Oilfield Services Ltd., Class H	Energy Equipment & Services	98,000	100,152
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	208,000	366,532
China Pacific Insurance Group Co. Ltd., Class A	Insurance	25,600	85,494
China Pacific Insurance Group Co. Ltd., Class H	Insurance	134,400	271,260
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	128,000	100,306
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,311,000	686,682
China Railway Group Ltd., Class A	Construction & Engineering	80,000	63,815
China Railway Group Ltd., Class H	Construction & Engineering	224,000	99,829
China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	27,712	17,046
[b] China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	96,000	31,965
China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	3,200	12,435
China Reinsurance Group Corp., Class H	Insurance	384,000	22,375
China Resources Building Materials Technology Holdings Ltd.	Construction Materials	128,000	27,867
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,200	8,359
China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	4,381	27,496
[b] China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	32,000	114,131
[b] China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	80,000	52,558
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	103,500	207,304
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,400	30,729
[a,c] China Ruyi Holdings Ltd.	Entertainment	256,000	56,717
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	25,600	112,710
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	178,359	611,010
China South Publishing & Media Group Co. Ltd., Class A	Media	6,400	9,141
[a] China Southern Airlines Co. Ltd., Class A	Passenger Airlines	48,000	38,828
[a] China Southern Airlines Co. Ltd., Class H	Passenger Airlines	84,000	35,607
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	12,800	9,455

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	160,000	108,081
China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	96,000	34,916
China Taiping Insurance Holdings Co. Ltd.	Insurance	76,800	66,094
China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	92,800	56,952
China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	7,700	90,500
[b] China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	6,400	62,823
[b] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	2,432,000	255,392
[a] China TransInfo Technology Co. Ltd., Class A	IT Services	3,200	5,038
China United Network Communications Ltd., Class A	Wireless Telecommunication Services	102,400	62,988
China Vanke Co. Ltd., Class A	Real Estate Management & Development	38,400	56,409
China Vanke Co. Ltd., Class H	Real Estate Management & Development	115,200	106,517
China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	3,200	8,709
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	92,800	304,181
China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	14,874
China Zheshang Bank Co. Ltd., Class A	Banks	41,600	14,722
Chinalin Securities Co. Ltd., Class A	Capital Markets	3,200	6,786
Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	6,400	11,846
Chongqing Brewery Co. Ltd., Class A	Beverages	1,700	15,865
Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	33,144	78,338
Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	83,772	46,990
Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	4,070	8,168
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	19,200	11,001
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	128,000	49,669
Chongqing Water Group Co. Ltd., Class A	Water Utilities	9,600	7,644
Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	9,600	82,389
CITIC Ltd., Class B	Industrial Conglomerates	320,000	319,650
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	20,080	39,593
CITIC Securities Co. Ltd., Class A	Capital Markets	44,800	128,160
CITIC Securities Co. Ltd., Class H	Capital Markets	118,200	241,288
CMOC Group Ltd., Class A	Metals & Mining	35,200	25,706
CMOC Group Ltd., Class H	Metals & Mining	213,000	116,476
CMST Development Co. Ltd., Class A	Air Freight & Logistics	9,600	6,876
CNGR Advanced Material Co. Ltd., Class A	Chemicals	3,200	22,079
CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	22,400	8,966
CNPC Capital Co. Ltd., Class A	Banks	19,200	14,561
Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	16,000	366,845
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	44,800	14,722
COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	192,000	19,671
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,800	22,003
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	68,000	64,181
COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	49,980	67,243
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	160,000	160,849
[a] Country Garden Holdings Co. Ltd.	Real Estate Management & Development	704,000	70,323
Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	111,500	96,385
CRRC Corp. Ltd., Class A	Machinery	92,800	68,552

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

CRRC Corp. Ltd., Class H	Machinery	224,000	98,682
CSC Financial Co. Ltd., Class A	Capital Markets	19,200	63,797
[b] CSC Financial Co. Ltd., Class H	Capital Markets	48,000	42,415
CSG Holding Co. Ltd., Class A	Construction Materials	6,400	5,006
CSG Holding Co. Ltd., Class B	Construction Materials	67,200	21,343
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	448,000	416,528
Daan Gene Co. Ltd., Class A	Biotechnology	4,440	6,036
[a,c] Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	4,160	13,811
Daqin Railway Co. Ltd., Class A	Ground Transportation	57,600	58,323
[a] Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,560	68,096
DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	1,382	4,833
Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	28,800	9,788
Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	128,000	20,163
DHC Software Co. Ltd., Class A	IT Services	19,200	16,637
Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,200	10,700
Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,360	9,319
Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	3,200	22,164
Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	9,600	19,711
Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	19,200	17,556
Dongfeng Motor Group Co. Ltd., Class H	Automobiles	149,100	74,277
Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	3,200	11,586
Dongxing Securities Co. Ltd., Class A	Capital Markets	12,800	14,794
[a,b,c] East Buy Holding Ltd.	Diversified Consumer Services	22,000	78,324
East Group Co. Ltd., Class A	Electrical Equipment	9,600	8,588
East Money Information Co. Ltd., Class A	Capital Markets	57,476	113,328
Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	6,400	13,284
Eastroc Beverage Group Co. Ltd., Class A	Beverages	700	17,942
Ecovacs Robotics Co. Ltd., Class A	Household Durables	2,200	12,803
ENN Energy Holdings Ltd.	Gas Utilities	41,600	306,331
ENN Natural Gas Co. Ltd., Class A	Gas Utilities	12,800	30,236
Eoptolink Technology, Inc.Ltd., Class A	Electronic Equipment, Instruments & Components	3,200	22,164
Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	12,800	8,053
Eve Energy Co. Ltd., Class A	Electrical Equipment	7,400	43,856
Everbright Securities Co. Ltd., Class A	Capital Markets	16,000	34,649
[b] Everbright Securities Co. Ltd., Class H	Capital Markets	12,800	8,475
[a] Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	16,000	11,774
[a] FAW Jiefang Group Co. Ltd.	Machinery	9,600	11,460
Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	3,200	7,478
Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	12,800	6,525
First Capital Securities Co. Ltd., Class A	Capital Markets	19,200	15,666
Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,400	23,998
Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	24,000	40,509
Focus Media Information Technology Co. Ltd., Class A	Media	54,400	48,284
Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	18,373	97,921
Fosun International Ltd.	Industrial Conglomerates	112,000	65,836
Founder Securities Co. Ltd., Class A	Capital Markets	16,000	18,111
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	44,800	95,129
Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,140	9,454
Fujian Sunner Development Co. Ltd., Class A	Food Products	6,400	15,441
[a,c] Full Truck Alliance Co. Ltd., ADR	Ground Transportation	35,232	246,976
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	6,400	33,606
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	31,800	154,753
Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	6,660	40,031
[b] Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	21,860	82,585
G-bits Network Technology Xiamen Co. Ltd., Class A	Entertainment	300	10,327
[a] GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	25,600	9,851

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,088,000	172,775
GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	70,400	41,129
[a,c] GDS Holdings Ltd., Class A	IT Services	48,000	55,693
GEM Co. Ltd., Class A	Metals & Mining	22,400	17,176
Gemdale Corp., Class A	Real Estate Management & Development	19,200	11,756
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	54,407	138,377
GF Securities Co. Ltd., Class A	Capital Markets	22,400	44,954
GF Securities Co. Ltd., Class H	Capital Markets	57,600	68,897
[a,b] Giant Biogene Holding Co. Ltd.	Personal Care Products	19,200	87,535
Giant Network Group Co. Ltd., Class A	Entertainment	12,800	20,025
GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	3,248	42,143
Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	1,350	13,252
Glarun Technology Co. Ltd., Class A	Communications Equipment	6,400	12,439
GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	12,400	36,587
Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	12,800	14,381
Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	38,400	17,261
GoodWe Technologies Co. Ltd., Class A	Electrical Equipment	509	9,334
[a] Gotion High-tech Co. Ltd., Class A	Electrical Equipment	6,400	19,324
[a] Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	19,200	8,008
Great Wall Motor Co. Ltd., Class A	Automobiles	12,800	45,336
Great Wall Motor Co. Ltd., Class H	Automobiles	128,000	166,218
Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	16,000	72,286
Greentown China Holdings Ltd.	Real Estate Management & Development	48,000	48,870
GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	9,600	16,529
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,600	5,973
[a] Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,600	6,593
[a] Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	44,800	12,393
[a] Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	3,200	6,593
Guangdong Haid Group Co. Ltd., Class A	Food Products	6,600	41,627
[a] Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	12,800	13,176
Guangdong Kinlong Hardware Products Co. Ltd., Class A	Building Products	700	3,980
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	3,200	6,548
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	25,600	25,670
[a] Guangshen Railway Co. Ltd., Class A	Ground Transportation	25,600	9,312
[a] Guangshen Railway Co. Ltd., Class H	Ground Transportation	64,000	12,458
Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	16,000	12,448
Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	6,400	6,058
Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	12,800	15,729
Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	174,000	80,888
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	6,400	25,706
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	11,400	31,754
Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	9,600	17,324
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,200	28,119
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	4,499
Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	8,060	28,389
Guangzhou Wondfo Biotech Co. Ltd., Class A	Health Care Equipment & Supplies	1,300	5,508
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	9,600	8,116
Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	6,400	7,101

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,400	7,289
[a] Guolian Securities Co. Ltd., Class A	Capital Markets	9,600	14,615
Guosen Securities Co. Ltd., Class A	Capital Markets	19,200	23,027
[a] Guosheng Financial Holding, Inc., Class A	Capital Markets	9,600	12,565
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	28,800	60,184
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	38,400	43,226
Guoyuan Securities Co. Ltd., Class A	Capital Markets	19,200	18,416
[c] H World Group Ltd., ADR	Hotels, Restaurants & Leisure	11,168	373,458
[b,c] Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	84,500	157,344
Haier Smart Home Co. Ltd., Class A	Household Durables	25,600	75,499
Haier Smart Home Co. Ltd., Class H	Household Durables	121,600	343,377
[a] Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	105,600	20,317
[a] Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	22,400	11,639
Haitian International Holdings Ltd.	Machinery	32,000	79,175
Haitong Securities Co. Ltd., Class A	Capital Markets	35,200	46,320
Haitong Securities Co. Ltd., Class H	Capital Markets	179,200	95,698
Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	6,400	20,241
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	12,800	13,069
Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,200	17,073
Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,716	12,666
Hangzhou Lion Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,200	12,309
Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	3,200	13,127
Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	3,200	9,788
Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,400	20,520
Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	3,200	24,704
[b] Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	6,400	28,973
Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	3,200	9,312
[b] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	53,500	107,979
Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	2,800	11,986
Harbin Boshi Automation Co. Ltd., Class A	Machinery	3,200	6,826
Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	3,980	10,978
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	6,400	10,759
Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	9,600	22,650
Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	12,800	48,014
Hengan International Group Co. Ltd.	Personal Care Products	37,650	140,069
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,400	12,170
[a] Hengli Petrochemical Co. Ltd., Class A	Chemicals	12,800	23,674
Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	9,600	16,098
[a] Hengyi Petrochemical Co. Ltd., Class A	Chemicals	12,800	12,080
Hesteel Co. Ltd., Class A	Metals & Mining	44,800	13,401
Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	22,000	47,502
Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,500	55,076
[a] Holitech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,800	4,889
Hongfa Technology Co. Ltd., Class A	Electrical Equipment	4,240	16,458
[a] Hopson Development Holdings Ltd.	Real Estate Management & Development	57,650	29,975
[a] Horizon Construction Development Ltd.	Trading Companies & Distributors	3,444	2,024
Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	3,200	22,919
Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,760	8,226
[a,b] Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	32,000	77,372
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	28,800	20,789

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	64,000	28,441
Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	6,400	37,264
Huafon Chemical Co. Ltd., Class A	Chemicals	16,000	15,077
Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,200	13,374
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	9,600	22,421
Hualan Biological Engineering, Inc., Class A	Biotechnology	7,060	21,942
Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	25,600	31,027
[a] Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	28,800	31,143
[a] Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	192,000	101,796
Huapont Life Sciences Co. Ltd., Class A	Chemicals	6,400	4,188
Huatai Securities Co. Ltd., Class A	Capital Markets	28,800	56,422
[b] Huatai Securities Co. Ltd., Class H	Capital Markets	70,400	88,895
Huaxi Securities Co. Ltd., Class A	Capital Markets	9,600	10,462
Huaxia Bank Co. Ltd., Class A	Banks	60,800	47,987
Huaxin Cement Co. Ltd., Class A	Construction Materials	6,400	11,172
Huaxin Cement Co. Ltd., Class H	Construction Materials	17,200	14,868
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	12,800	29,265
Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	16,000	6,381
Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	28,800	17,109
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	3,200	8,202
Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,300	41,833
Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	6,400	22,344
Hunan Gold Corp. Ltd., Class A	Metals & Mining	3,200	5,006
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	25,600	18,515
Hundsun Technologies, Inc., Class A	Software	7,506	30,317
[b,c] Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	19,200	86,797
IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	6,508	30,344
Iflytek Co. Ltd., Class A	Software	9,600	62,530
Imeik Technology Development Co. Ltd., Class A	Biotechnology	600	24,801
Industrial & Commercial Bank of China Ltd., Class A	Banks	284,800	191,184
Industrial & Commercial Bank of China Ltd., Class H	Banks	4,160,000	2,035,103
Industrial Bank Co. Ltd., Class A	Banks	76,800	174,835
Industrial Securities Co. Ltd., Class A	Capital Markets	33,890	27,938
Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,300	11,803
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	153,600	31,494
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	9,600	19,239
Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	8,720	11,879
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	31,120	28,444
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	32,000	16,808
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	22,400	84,150
[a] Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	54,400	83,830
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	16,000	13,190
[a,b] Innovent Biologics, Inc., Class B	Biotechnology	75,000	410,608
Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	1,890	6,200
[a,c] iQIYI, Inc., ADR	Entertainment	23,392	114,153
JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	13,492	39,260
Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	3,200	9,990
Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	3,980	19,563
JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,400	26,838
[a,b,c] JD Health International, Inc.	Consumer Staples Distribution & Retail	54,400	272,399
[a,b,c] JD Logistics, Inc.	Air Freight & Logistics	89,600	112,222
[c] JD.com, Inc., Class A	Broadline Retail	124,800	1,798,029
Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	16,000	21,571
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	6,400	9,213

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	64,000	57,537
Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	4,480	34,402
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	22,400	142,285
Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	4,800	32,862
Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	9,600	8,615
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,200	12,188
Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	14,641
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	9,600	11,878
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	6,400	98,778
Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	2,170	19,236
Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	3,200	25,045
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	3,200	15,540
Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	12,800	22,452
Jiangxi Copper Co. Ltd., Class A	Metals & Mining	9,600	24,079
Jiangxi Copper Co. Ltd., Class H	Metals & Mining	64,000	90,485
[a] Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	6,400	12,134
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	6,400	13,608
[a,d] Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	12,800	18,097
Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,000	19,908
[a,b,c] Jinxin Fertility Group Ltd.	Health Care Providers & Services	86,500	37,110
JiuGui Liquor Co. Ltd., Class A	Beverages	1,600	16,437
[b] Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	49,500	38,669
Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,800	12,835
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	9,600	16,758
Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	1,960	6,526
[b] Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	5,872	9,671
Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	17,498	17,226
[a] Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	3,200	12,628
Joyoung Co. Ltd., Class A	Household Durables	3,200	5,712
[c] JOYY, Inc., ADR	Interactive Media & Services	1,696	67,331
[a] Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	9,600	16,178
Kaishan Group Co. Ltd., Class A	Machinery	3,200	7,083
[c] Kanzhun Ltd., ADR	Interactive Media & Services	16,992	282,237
[c] KE Holdings, Inc., ADR	Real Estate Management & Development	33,728	546,731
Keda Industrial Group Co. Ltd., Class A	Machinery	6,400	9,482
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	38,600	92,341
[a] Kingdee International Software Group Co. Ltd.	Software	135,000	196,746
Kingnet Network Co. Ltd., Class A	Entertainment	12,600	19,765
[a,c] Kingsoft Cloud Holdings Ltd.	IT Services	64,000	16,474
Kingsoft Corp. Ltd.	Entertainment	44,800	138,269
[a,b,c] Kuaishou Technology, Class B	Interactive Media & Services	137,600	933,070
[a] Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	9,600	19,926
[a] Kunlun Tech Co. Ltd., Class A	Entertainment	5,800	30,464
Kweichow Moutai Co. Ltd., Class A	Beverages	4,600	1,115,018
[a] Lakala Payment Co. Ltd., Class A	Financial Services	3,200	7,208
Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	12,800	44,173
LB Group Co. Ltd., Class A	Chemicals	9,600	23,095
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	64,000	18,769
[b] Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	28,800	27,146
Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	19,200	35,593
[a] Leo Group Co. Ltd., Class A	Media	35,200	11,271
Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	9,600	21,787
Levima Advanced Materials Corp., Class A	Chemicals	3,200	8,229
Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,600	8,089
[a,c] Li Auto, Inc., Class A	Automobiles	56,762	1,069,301
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	124,300	332,696

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

LianChuang Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,860	5,535
Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	73,600	14,988
Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	32,000	30,379
Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	3,200	15,734
Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	6,400	19,794
[b,c] Longfor Group Holdings Ltd.	Real Estate Management & Development	104,410	167,141
LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	28,800	92,621
Longshine Technology Group Co. Ltd., Class A	Software	6,400	14,731
[c] Lufax Holding Ltd., ADR	Consumer Finance	9,487	29,125
Luxi Chemical Group Co. Ltd., Class A	Chemicals	6,400	9,015
Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	28,699	138,848
[a,b] Luye Pharma Group Ltd.	Pharmaceuticals	96,000	45,857
Luzhou Laojiao Co. Ltd., Class A	Beverages	5,500	138,585
Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	25,600	9,779
Mango Excellent Media Co. Ltd., Class A	Entertainment	7,330	25,941
Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	48,158
Meihua Holdings Group Co. Ltd., Class A	Food Products	12,800	17,167
[a] Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	16,000	13,504
[a,b,c] Meituan, Class B	Hotels, Restaurants & Leisure	281,600	2,953,562
Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	57,600	24,753
Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	160,000	31,145
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	48,000	51,759
Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	9,600	16,906
[a,c] Ming Yuan Cloud Group Holdings Ltd.	Software	32,000	11,802
MINISO Group Holding Ltd., ADR	Broadline Retail	4,576	93,350
Minth Group Ltd.	Automobile Components	40,250	81,340
[a] MOG Digitech Holdings Ltd.	Electronic Equipment, Instruments & Components	28,000	5,773
Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,929	32,423
Muyuan Foods Co. Ltd., Class A	Food Products	21,360	123,530
Nanjing Hanrui Cobalt Co. Ltd., Class A	Metals & Mining	800	3,178
Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	25,600	13,302
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,045	8,521
NARI Technology Co. Ltd., Class A	Electrical Equipment	32,088	100,582
[a] National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,560	15,956
NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,200	75,915
[a] NavInfo Co. Ltd., Class A	Software	9,600	11,999
[c] NetEase, Inc.	Entertainment	94,451	1,700,676
New China Life Insurance Co. Ltd., Class A	Insurance	6,400	27,980
New China Life Insurance Co. Ltd., Class H	Insurance	38,400	74,847
[a] New Hope Liuhe Co. Ltd., Class A	Food Products	19,200	25,130
[a,c] New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	80,000	566,046
Newland Digital Technology Co. Ltd., Class A	Software	3,200	8,813
[a] Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	87,000	42,895
Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	6,400	20,340
Ningbo Deye Technology Co. Ltd., Class A	Machinery	1,260	14,846
Ningbo Joyson Electronic Corp., Class A	Automobile Components	6,400	16,142
Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	3,200	19,212
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	1,586	8,865
Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	3,200	9,213
Ningbo Shanshan Co. Ltd., Class A	Chemicals	9,600	18,363
Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	3,400	35,095
Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	25,600	12,799
Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	9,600	19,913
[a,c] NIO, Inc., Class A	Automobiles	65,280	615,301
[b] Nongfu Spring Co. Ltd., Class H	Beverages	89,600	518,078
North Huajin Chemical Industries Co. Ltd., Class A	Chemicals	6,400	4,934

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

North Industries Group Red Arrow Co. Ltd., Class A	Machinery	3,200	6,310
Northeast Securities Co. Ltd., Class A	Capital Markets	9,600	9,572
Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	16,000	13,347
[a] OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,800	15,657
Oppein Home Group, Inc., Class A	Household Durables	900	8,798
ORG Technology Co. Ltd., Class A	Containers & Packaging	9,600	5,582
Orient Securities Co. Ltd., Class A	Capital Markets	29,424	35,950
[b] Orient Securities Co. Ltd., Class H	Capital Markets	38,400	16,966
[a] Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	6,400	9,258
[a] Ourpalm Co. Ltd., Class A	Entertainment	9,600	6,943
Ovctek China, Inc., Class A	Health Care Equipment & Supplies	3,920	12,431
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	35,200	16,214
[a,c] PDD Holdings, Inc., ADR	Broadline Retail	31,840	4,658,510
People.cn Co. Ltd., Class A	Media	5,200	20,433
People’s Insurance Co. Group of China Ltd., Class A	Insurance	41,600	28,276
People’s Insurance Co. Group of China Ltd., Class H	Insurance	416,000	127,860
Perfect World Co. Ltd., Class A	Entertainment	3,200	5,321
PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	92,800	92,010
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,088,000	718,966
Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	2,250	9,157
[b] Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	16,400	33,226
PICC Property & Casualty Co. Ltd., Class H	Insurance	355,000	421,897
Ping An Bank Co. Ltd., Class A	Banks	73,600	97,057
[a,b,c] Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	28,800	65,504
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	41,600	235,441
Ping An Insurance Group Co. of China Ltd., Class H	Insurance	329,800	1,493,034
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	9,600	15,585
Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	48,000	66,736
[d] Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	7,400	27,293
[b] Pop Mart International Group Ltd.	Specialty Retail	38,400	99,583
Porton Pharma Solutions Ltd., Class A	Pharmaceuticals	3,200	11,302
Postal Savings Bank of China Co. Ltd., Class A	Banks	89,600	54,737
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	576,000	275,145
Power Construction Corp. of China Ltd., Class A	Construction & Engineering	67,200	46,149
Pylon Technologies Co. Ltd., Class A	Electrical Equipment	682	10,153
[c] Qifu Technology, Inc., ADR	Consumer Finance	5,952	94,161
Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	3,200	9,033
[a] Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	22,400	50,176
Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,705	10,588
[b] Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	39,600	10,954
[a,b] Remegen Co. Ltd., Class H	Biotechnology	7,500	35,970
[c] RLX Technology, Inc., ADR	Tobacco	43,584	87,168
Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	12,800	18,605
SAIC Motor Corp. Ltd., Class A	Automobiles	32,100	60,994
Sailun Group Co. Ltd., Class A	Automobile Components	12,800	21,122
Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,600	18,673
[a] Sangfor Technologies, Inc., Class A	Software	600	6,091
Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	9,600	5,460
Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	47,000	45,444
Sany Heavy Industry Co. Ltd., Class A	Machinery	32,000	61,882
[a] Satellite Chemical Co. Ltd., Class A	Chemicals	12,846	26,610
SDIC Capital Co. Ltd., Class A	Capital Markets	19,200	18,174
SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	19,200	35,539
Sealand Securities Co. Ltd., Class A	Capital Markets	19,200	9,545
[a] Seazen Group Ltd.	Real Estate Management & Development	128,000	20,818
[a] Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	9,600	15,383

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a,b,c] SenseTime Group, Inc., Class B	Software	800,000	118,844
[a] Seres Group Co. Ltd., Class A	Automobiles	3,200	34,244
SF Holding Co. Ltd., Class A	Air Freight & Logistics	19,200	108,935
SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	1,657	20,713
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	38,400	112,656
Shaanxi International Trust Co. Ltd., Class A	Capital Markets	22,400	9,563
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	14,250	19,532
[a] Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	38,400	7,868
[a] Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	16,000	4,098
[a] Shandong Denghai Seeds Co. Ltd., Class A	Food Products	3,200	5,946
Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	13,484	43,308
[b] Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	32,000	60,733
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	3,200	13,379
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	12,800	12,475
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	9,680	37,507
[a] Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	3,200	4,845
Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	3,200	8,642
Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	44,800	18,497
Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	3,200	11,505
Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	9,600	16,408
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	128,000	124,745
Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,460	16,003
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	4,240	14,654
Shanghai Baosight Software Co. Ltd., Class A	Software	4,236	29,031
Shanghai Baosight Software Co. Ltd., Class B	Software	31,228	66,203
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	575	20,439
Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	28,800	9,464
[a] Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	38,400	22,488
[a] Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	128,000	26,719
Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,800	15,208
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	9,600	33,745
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	32,000	69,667
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	999	5,420
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	14,000	25,280
[a] Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	9,600	44,194
Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	44,800	30,829
Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,200	13,437
Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	9,600	12,086
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	3,200	4,543
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	22,400	18,189
[a] Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	3,371	19,803
[a,b] Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	6,400	15,933
Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	7,200	10,162
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	6,400	7,865
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	57,600	18,778

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	12,800	11,648
Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	3,200	29,593
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	9,600	22,555
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	44,800	65,520
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	112,015	104,140
Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	7,879	23,159
Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	25,600	28,762
Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	12,800	10,318
Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	16,000	12,943
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	12,800	8,166
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	16,000	13,954
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	6,400	17,347
[a] Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	57,600	11,059
Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	22,400	31,081
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,800	39,385
[a] Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	19,200	17,958
Shanxi Securities Co. Ltd., Class A	Capital Markets	16,200	12,263
Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	25,600	13,410
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	4,520	146,462
[a] Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	19,200	5,231
Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	6,400	9,150
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,600	24,686
Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	5,982
Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	86,400	53,874
[b] Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	76,800	13,966
Shenzhen Agricultural Products Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	6,400	5,815
[a] Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	6,400	5,779
Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	3,280	21,788
Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	864	7,405
Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	19,200	17,392
[a] Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,400	11,909
Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	38,000	30,707
Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	10,300	9,966
Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,200	5,065
Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	9,750	86,455
Shenzhen International Holdings Ltd.	Transportation Infrastructure	80,000	67,413
Shenzhen Investment Ltd.	Real Estate Management & Development	128,000	18,851
Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,400	14,570
Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	4,760	18,149
Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	800	9,489
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	3,200	5,200
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	4,700	191,812
Shenzhen MTC Co. Ltd., Class A	Household Durables	22,400	17,554
[a] Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	35,200	15,374

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	3,200	14,677
Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	1,100	11,433
Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	6,400	13,860
Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	3,200	10,606
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	2,883	56,036
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	9,600	6,579
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	3,200	12,363
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	16,000	9,707
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	38,400	395,382
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	6,400	7,748
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,080	22,938
Shui On Land Ltd.	Real Estate Management & Development	192,000	17,704
[a] Siasun Robot & Automation Co. Ltd., Class A	Machinery	6,400	10,669
Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	19,200	40,770
Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	38,400	12,727
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,400	26,110
[a] Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,400	11,945
Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	26,760	28,148
Sichuan Swellfun Co. Ltd., Class A	Beverages	1,600	13,206
Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	3,200	5,883
Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	3,200	23,387
Sinoma International Engineering Co., Class A	Construction & Engineering	9,600	12,592
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	6,400	14,309
Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	2,240	11,737
Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	80,000	40,981
[a] Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	128,000	7,950
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	25,600	10,282
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	192,000	27,785
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	68,000	178,087
Sinotrans Ltd., Class A	Air Freight & Logistics	16,000	11,774
Sinotrans Ltd., Class H	Air Freight & Logistics	96,000	40,202
Sinotruk Hong Kong Ltd.	Machinery	32,000	62,782
Skshu Paint Co. Ltd., Class A	Chemicals	3,272	21,877
[b] Smoore International Holdings Ltd.	Tobacco	96,750	80,537
Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	10,260	14,222
SooChow Securities Co. Ltd., Class A	Capital Markets	19,404	19,920
Southwest Securities Co. Ltd., Class A	Capital Markets	28,800	16,542
[a] Spring Airlines Co. Ltd., Class A	Passenger Airlines	3,200	22,560
StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	900	22,877
[a] STO Express Co. Ltd., Class A	Air Freight & Logistics	6,400	7,002
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	112,000	20,081
[b] Sunac Services Holdings Ltd.	Real Estate Management & Development	33,898	8,118
Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	6,400	78,726
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	35,200	319,383
Sunresin New Materials Co. Ltd., Class A	Chemicals	3,200	23,845
Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	6,400	13,266
SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,914	18,559
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,400	16,340
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	Construction & Engineering	9,600	5,069

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Suzhou Maxwell Technologies Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,024	18,625
Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	1,500	19,279
Taiji Computer Corp. Ltd., Class A	IT Services	3,200	13,271
[a,c] TAL Education Group, ADR	Diversified Consumer Services	23,104	291,804
Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	12,800	11,487
TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	22,400	11,010
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	9,800	7,556
TBEA Co. Ltd., Class A	Electrical Equipment	19,820	38,412
TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	67,780	40,931
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,000	35,143
[c] Tencent Holdings Ltd.	Interactive Media & Services	328,914	12,367,104
[a,c] Tencent Music Entertainment Group, ADR	Entertainment	32,832	295,816
Thunder Software Technology Co. Ltd., Class A	Software	1,500	16,865
Tian Di Science & Technology Co. Ltd., Class A	Machinery	16,000	12,224
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	12,800	7,622
[a] Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,800	19,144
Tianqi Lithium Corp., Class A	Chemicals	6,400	50,144
Tianqi Lithium Corp., Class H	Chemicals	6,400	35,366
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	9,600	8,103
Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,000	19,144
Tingyi Cayman Islands Holding Corp.	Food Products	99,000	120,698
[a] Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	6,400	10,426
[a,c,d] Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	61,200	113,174
TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,400	20,780
[a] Tongkun Group Co. Ltd., Class A	Chemicals	9,600	20,398
Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	44,800	20,636
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,000	56,242
[a] Topchoice Medical Corp., Class A	Health Care Providers & Services	1,200	12,884
[a] Topsec Technologies Group, Inc., Class A	Software	6,400	8,790
[b] Topsports International Holdings Ltd.	Specialty Retail	160,000	124,581
Towngas Smart Energy Co. Ltd.	Gas Utilities	64,000	26,637
TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	51,000	88,173
Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,864	35,515
[a,c] Trip.com Group Ltd.	Hotels, Restaurants & Leisure	27,779	987,565
Tsingtao Brewery Co. Ltd., Class A	Beverages	3,200	33,593
Tsingtao Brewery Co. Ltd., Class H	Beverages	32,745	219,738
[a,c] Tuya, Inc., ADR	Software	11,296	25,981
[a] Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,299	31,250
Uni-President China Holdings Ltd.	Food Products	64,000	45,489
[a] Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	6,400	17,392
Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,200	6,790
Valiant Co. Ltd., Class A	Chemicals	3,200	7,456
[a,c] Vipshop Holdings Ltd., ADR	Broadline Retail	18,048	320,532
Walvax Biotechnology Co. Ltd., Class A	Biotechnology	6,400	21,131
[a] Wanda Film Holding Co. Ltd., Class A	Entertainment	9,600	17,554
Wangsu Science & Technology Co. Ltd., Class A	IT Services	9,600	10,583
Wanhua Chemical Group Co. Ltd., Class A	Chemicals	12,800	138,092
Want Want China Holdings Ltd.	Food Products	224,000	135,400
Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	16,000	11,662
[c] Weibo Corp., ADR	Interactive Media & Services	3,872	42,398
Weichai Power Co. Ltd., Class A	Machinery	25,600	49,075
Weichai Power Co. Ltd., Class H	Machinery	96,000	160,317
Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	3,200	6,772
Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	9,600	10,954
Wens Foodstuffs Group Co. Ltd., Class A	Food Products	6,400	18,030
Western Mining Co. Ltd., Class A	Metals & Mining	9,600	19,239
Western Securities Co. Ltd., Class A	Capital Markets	19,200	17,176

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	2,083	15,571
Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	3,200	47,956
[a] Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,400	38,028
Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	10,500	10,602
Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	6,400	10,543
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	25,600	15,927
Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	23,074	23,655
Wuliangye Yibin Co. Ltd., Class A	Beverages	14,300	281,779
WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,570	29,729
WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	9,600	98,095
[b] WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	18,820	191,489
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	187,143	709,406
XCMG Construction Machinery Co. Ltd., Class A	Machinery	48,000	36,806
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	12,800	17,311
Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	10,404
Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	9,600	9,397
Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	6,400	15,441
Xiangcai Co. Ltd., Class A	Real Estate Management & Development	12,800	13,500
[a,b,c] Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	774,400	1,547,104
Xinhua Winshare Publishing & Media Co. Ltd., Class H	Media	32,000	28,482
Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,100	12,873
Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	9,600	9,006
Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	12,800	10,965
Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	16,000	8,584
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	223,070	130,267
[a,c] XPeng, Inc., Class A	Automobiles	57,600	418,249
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	64,000	36,145
Xuji Electric Co. Ltd., Class A	Electrical Equipment	3,200	9,869
[b] Yadea Group Holdings Ltd.	Automobiles	53,600	94,178
Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	3,200	14,961
[a,e] Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—
[b] Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	9,100
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,200	16,493
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	134,400	151,813
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	6,400	17,805
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	115,500	219,506
Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	12,800	14,229
Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	3,960	9,037
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	3,200	12,633
Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	4,360	18,094
[a] Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,400	13,284
Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	4,486	25,225
Yihai International Holding Ltd.	Food Products	32,000	50,816
Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	8,400	39,378
Yintai Gold Co. Ltd., Class A	Metals & Mining	9,800	20,644
Yixintang Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	3,200	10,408
Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	6,400	10,237
YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	1,430	10,485
Yonyou Network Technology Co. Ltd., Class A	Software	13,790	34,453
Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	19,200	17,661
Youngy Co. Ltd., Class A	Metals & Mining	1,000	7,613
YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	12,800	22,093
[a] Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	6,400	12,673
Yuexiu Property Co. Ltd.	Real Estate Management & Development	96,000	78,191
Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	21,350	908,295

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Yunda Holding Co. Ltd., Class A	Air Freight & Logistics	6,700	7,019
Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	12,890	22,121
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	6,780	46,799
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	700	6,702
Yunnan Copper Co. Ltd., Class A	Metals & Mining	6,400	9,788
Yunnan Energy New Material Co. Ltd., Class A	Chemicals	3,200	25,535
Yunnan Tin Co. Ltd., Class A	Metals & Mining	6,400	12,871
Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	6,400	14,021
[a] Zai Lab Ltd.	Biotechnology	48,000	132,163
Zangge Mining Co. Ltd., Class A	Chemicals	6,400	22,776
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,200	74,766
Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	48,000	59,688
Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	25,600	12,224
[a] Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	28,800	20,870
Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	22,400	23,027
Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	6,400	19,333
Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,400	12,170
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,800	33,166
Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	88,320	58,929
Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	6,400	10,022
Zhejiang HangKe Technology, Inc. Co., Class A	Electrical Equipment	1,674	5,520
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,400	6,462
Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	9,600	7,914
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,600	13,597
Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	6,460	29,875
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,400	39,628
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,200	10,880
Zhejiang Juhua Co. Ltd., Class A	Chemicals	9,600	22,232
[a,b] Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	28,800	131,671
Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	3,200	4,822
Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	13,056	31,097
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	9,600	39,637
Zhejiang Supor Co. Ltd., Class A	Household Durables	3,200	23,823
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	6,400	4,440
[a] Zhejiang Wanliyang Co. Ltd., Class A	Machinery	6,400	6,696
Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	3,280	7,370
Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	6,400	13,006
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,200	13,033
Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	3,200	5,222
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	6,400	11,370
Zheshang Securities Co. Ltd., Class A	Capital Markets	6,400	9,374
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	38,400	87,732
Zhongji Innolight Co. Ltd., Class A	Communications Equipment	3,200	50,742
Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	12,800	17,904
Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	6,400	6,570
Zhongsheng Group Holdings Ltd.	Specialty Retail	35,000	83,729
Zhongtai Securities Co. Ltd., Class A	Capital Markets	9,600	9,249
Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	9,600	9,721
Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	2,002	10,214

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	28,800	82,248
Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	9,600	9,222
Zijin Mining Group Co. Ltd., Class A	Metals & Mining	76,800	134,389
Zijin Mining Group Co. Ltd., Class H	Metals & Mining	300,000	488,695
[a,b] ZJLD Group, Inc.	Beverages	25,600	32,194
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	28,800	26,411
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	83,200	45,816
ZTE Corp., Class A	Communications Equipment	16,000	59,501
ZTE Corp., Class H	Communications Equipment	38,400	85,764

			98,779,846

Hong Kong 3.3%
[a] Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	320,000	173,758
[a] Alibaba Pictures Group Ltd., Class A	Entertainment	640,000	39,341
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	192,000	42,784
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	192,000	86,305
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	192,000	62,455
China Everbright Ltd., Class A	Capital Markets	42,000	24,850
China Gas Holdings Ltd., Class A	Gas Utilities	153,600	151,661
China Mengniu Dairy Co. Ltd., Class B	Food Products	160,000	430,298
China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	256,000	94,092
China Resources Beer Holdings Co. Ltd., Class A	Beverages	83,456	365,522
China Resources Gas Group Ltd., Class A	Gas Utilities	48,400	158,677
China Resources Land Ltd., Class H	Real Estate Management & Development	146,200	524,246
China State Construction International Holdings Ltd., Class A	Construction & Engineering	92,000	106,391
China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	128,000	64,422
COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	64,000	46,226
Far East Horizon Ltd.	Financial Services	96,000	75,487
Geely Automobile Holdings Ltd.	Automobiles	288,000	316,822
Guangdong Investment Ltd.	Water Utilities	157,400	114,494
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	59,600	51,291
Kunlun Energy Co. Ltd.	Gas Utilities	192,000	173,103
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	32,000	39,710
Shougang Fushan Resources Group Ltd.	Metals & Mining	64,000	23,605
Sino Biopharmaceutical Ltd.	Pharmaceuticals	512,000	227,525
Vinda International Holdings Ltd.	Household Products	13,000	37,875

			3,430,940

Singapore 0.1%
Yangzijiang Financial Holding Ltd.	Capital Markets	124,800	30,748
[a] Yanlord Land Group Ltd.	Real Estate Management & Development	35,200	15,477

			46,225

Total Common Stocks (Cost $141,206,494)			102,257,011

Total Investments (Cost $141,206,494) 99.6%			102,257,011
Other Assets, less Liabilities 0.4%			389,216

Net Assets 100.0%			$102,646,227

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $11,752,653, representing 11.4% of net assets.

cVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $44,537,509, representing 43.4% of net assets.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $167,662, representing 0.2% of net assets.

eFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
MSCI China Futures	Long	13	$278,785	3/15/24	$2,945

*As of period end.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt

SF	–	Single Family

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks 98.5%
Australia 1.4%
Glencore PLC	Metals & Mining	139,568	$839,966
Rio Tinto PLC	Metals & Mining	12,320	917,517

			1,757,483

Austria 0.3%
ANDRITZ AG	Machinery	792	49,343
Erste Group Bank AG	Banks	3,476	141,035
[a] Eurotelesites AG	Diversified Telecommunication Services	396	1,588
OMV AG	Oil, Gas & Consumable Fuels	1,628	71,521
Raiffeisen Bank International AG	Banks	1,430	29,492
Telekom Austria AG	Diversified Telecommunication Services	1,584	13,386
Verbund AG	Electric Utilities	748	69,449
voestalpine AG	Metals & Mining	1,232	38,868

			414,682

Belgium 1.3%
Ackermans & van Haaren NV	Construction & Engineering	242	42,451
Ageas SA	Insurance	1,848	80,247
Anheuser-Busch InBev SA	Beverages	9,812	633,204
D’ieteren Group	Distributors	242	47,290
Elia Group SA	Electric Utilities	418	52,316
Groupe Bruxelles Lambert NV	Financial Services	968	76,156
KBC Group NV	Banks	2,794	181,233
Lotus Bakeries NV	Food Products	5	45,456
Sofina SA	Financial Services	198	49,300
Solvay SA	Chemicals	792	24,261
[a] Syensqo SA	Chemicals	792	82,466
UCB SA	Pharmaceuticals	1,364	118,882
Umicore SA	Chemicals	2,332	64,143
Warehouses De Pauw CVA	Industrial REITs	1,914	60,258

			1,557,663

Bermuda 0.0%†
Hiscox Ltd.	Insurance	3,850	51,730

Chile 0.1%
Antofagasta PLC	Metals & Mining	3,938	84,314

Denmark 4.8%
AP Moller - Maersk AS, Class A	Marine Transportation	32	56,808
AP Moller - Maersk AS, Class B	Marine Transportation	55	98,943
Carlsberg AS, Class B	Beverages	1,034	129,749
Chr Hansen Holding AS	Chemicals	1,166	97,830
Coloplast AS, Class B	Health Care Equipment & Supplies	1,408	161,073
Danske Bank AS	Banks	7,524	201,135
[a] Demant AS	Health Care Equipment & Supplies	1,078	47,284
DSV AS	Air Freight & Logistics	1,980	347,832
[a] Genmab AS	Biotechnology	748	238,864
H Lundbeck AS	Pharmaceuticals	2,926	14,204
H Lundbeck AS, Class A	Pharmaceuticals	220	936
Novo Nordisk AS, Class B	Pharmaceuticals	35,442	3,666,387
Novozymes AS, Class B	Chemicals	2,244	123,400
[b] Orsted AS	Electric Utilities	2,134	118,363
Pandora AS	Textiles, Apparel & Luxury Goods	924	127,776
Rockwool AS, Class B	Building Products	88	25,767
Royal Unibrew AS	Beverages	550	36,765
Tryg AS	Insurance	3,938	85,724
[a] Vestas Wind Systems AS	Electrical Equipment	11,396	361,890

			5,940,730

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Finland 1.7%
Elisa OYJ	Diversified Telecommunication Services	1,606	74,280
Fortum OYJ	Electric Utilities	4,950	71,412
Kesko OYJ, Class B	Consumer Staples Distribution & Retail	3,058	60,551
Kone OYJ, Class B	Machinery	3,674	183,281
[a] Mandatum OYJ	Insurance	5,390	24,233
Metso OYJ	Machinery	7,282	73,764
Neste OYJ	Oil, Gas & Consumable Fuels	4,686	166,732
Nokia OYJ	Communications Equipment	58,498	197,220
Nordea Bank Abp	Banks	38,698	479,886
Orion OYJ, Class B	Pharmaceuticals	1,210	52,489
Sampo OYJ, Class A	Insurance	5,060	221,401
Stora Enso OYJ, Class R	Paper & Forest Products	6,490	89,794
UPM-Kymmene OYJ	Paper & Forest Products	6,028	226,800
Valmet OYJ	Machinery	1,914	55,205
Wartsila OYJ Abp	Machinery	5,500	79,742

			2,056,790

France 17.0%
Accor SA	Hotels, Restaurants & Leisure	2,090	79,882
Aeroports de Paris SA	Transportation Infrastructure	374	48,420
Air Liquide SA	Chemicals	5,808	1,129,952
Airbus SE	Aerospace & Defense	6,644	1,025,887
[b] ALD SA	Ground Transportation	2,200	15,663
Alstom SA	Machinery	3,234	43,512
[b] Amundi SA	Capital Markets	638	43,414
Arkema SA	Chemicals	660	75,094
AXA SA	Insurance	20,152	656,474
BioMerieux	Health Care Equipment & Supplies	484	53,786
BNP Paribas SA	Banks	11,770	813,778
Bollore SE	Entertainment	9,834	61,431
Bouygues SA	Construction & Engineering	2,420	91,211
Bureau Veritas SA	Professional Services	3,234	81,702
Capgemini SE	IT Services	1,826	380,726
Carrefour SA	Consumer Staples Distribution & Retail	6,094	111,511
Cie de Saint-Gobain SA	Building Products	5,214	383,938
Cie Generale des Etablissements Michelin SCA	Automobile Components	7,942	284,776
Covivio SA	Diversified REITs	594	31,942
Credit Agricole SA	Banks	12,518	177,718
Danone SA	Food Products	7,062	457,765
Dassault Aviation SA	Aerospace & Defense	264	52,260
Dassault Systemes SE	Software	7,568	369,804
Edenred SE	Financial Services	2,816	168,413
Eiffage SA	Construction & Engineering	880	94,312
Engie SA	Multi-Utilities	19,822	348,547
EssilorLuxottica SA	Health Care Equipment & Supplies	3,454	692,888
Eurazeo SE	Financial Services	550	43,653
Gecina SA	Office REITs	594	72,243
Getlink SE	Transportation Infrastructure	4,026	73,670
Hermes International SCA	Textiles, Apparel & Luxury Goods	389	824,525
Ipsen SA	Pharmaceuticals	396	47,200
[a] JCDecaux SE	Media	836	16,807
Kering SA	Textiles, Apparel & Luxury Goods	814	358,775
Klepierre SA	Retail REITs	2,332	63,577
[b] La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	1,122	40,702
Legrand SA	Electrical Equipment	2,904	301,864
L’Oreal SA	Personal Care Products	2,618	1,303,268
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,794	2,264,178
[b] Neoen SA	Independent Power Producers & Energy Traders	792	26,491
Orange SA	Diversified Telecommunication Services	21,714	247,156
Pernod Ricard SA	Beverages	2,288	403,758
Publicis Groupe SA	Media	2,596	240,884
Remy Cointreau SA	Beverages	242	30,742
Renault SA	Automobiles	2,178	88,791
Rexel SA	Trading Companies & Distributors	2,728	74,644

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Safran SA	Aerospace & Defense	3,850	678,168
Sanofi SA	Pharmaceuticals	12,320	1,221,570
Sartorius Stedim Biotech	Life Sciences Tools & Services	264	69,845
Schneider Electric SE	Electrical Equipment	6,028	1,210,442
SCOR SE	Insurance	1,694	49,514
SEB SA	Household Durables	264	32,954
Societe Generale SA	Banks	8,338	221,284
Sodexo SA	Hotels, Restaurants & Leisure	990	108,945
[a] SOITEC	Semiconductors & Semiconductor Equipment	286	51,117
Teleperformance SE	Professional Services	660	96,274
Thales SA	Aerospace & Defense	1,122	166,020
TotalEnergies SE	Oil, Gas & Consumable Fuels	24,882	1,693,132
[a] Ubisoft Entertainment SA	Entertainment	1,144	29,205
[a] Unibail-Rodamco-Westfield	Retail REITs	1,166	86,194
Valeo SE	Automobile Components	2,332	35,846
Veolia Environnement SA	Multi-Utilities	7,216	227,656
Vinci SA	Construction & Engineering	5,610	704,609
Vivendi SE	Media	7,128	76,188
Wendel SE	Financial Services	308	27,440
[a,b] Worldline SA	Financial Services	2,772	47,983

			21,132,120

Germany 12.2%
adidas AG	Textiles, Apparel & Luxury Goods	1,870	380,419
Allianz SE	Insurance	4,510	1,205,388
BASF SE	Chemicals	10,054	541,758
Bayer AG	Pharmaceuticals	11,132	413,547
Bayerische Motoren Werke AG	Automobiles	3,498	389,421
Bechtle AG	IT Services	946	47,432
Beiersdorf AG	Personal Care Products	1,122	168,189
Brenntag SE	Trading Companies & Distributors	1,496	137,526
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	418	45,639
Commerzbank AG	Banks	11,770	139,899
Continental AG	Automobile Components	1,232	104,683
[a,b] Covestro AG	Chemicals	2,134	124,184
CTS Eventim AG & Co. KGaA	Entertainment	682	47,161
Daimler Truck Holding AG	Machinery	5,984	224,880
[a,b] Delivery Hero SE	Hotels, Restaurants & Leisure	2,222	61,388
Deutsche Bank AG	Capital Markets	22,550	307,985
Deutsche Boerse AG	Capital Markets	2,090	430,576
[a] Deutsche Lufthansa AG	Passenger Airlines	6,798	60,436
Deutsche Post AG	Air Freight & Logistics	10,670	528,689
Deutsche Telekom AG	Diversified Telecommunication Services	38,346	921,306
Deutsche Wohnen SE	Real Estate Management & Development	594	15,709
[b] DWS Group GmbH & Co. KGaA	Capital Markets	462	17,760
E.ON SE	Multi-Utilities	25,146	337,497
Evonik Industries AG	Chemicals	2,310	47,207
Fielmann Group AG	Specialty Retail	264	14,185
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	396	23,954
Fresenius Medical Care AG	Health Care Providers & Services	2,288	95,942
Fresenius SE & Co. KGaA	Health Care Providers & Services	4,620	143,255
FUCHS SE	Chemicals	374	13,406
GEA Group AG	Machinery	1,958	81,520
Hannover Rueck SE	Insurance	682	162,954
Heidelberg Materials AG	Construction Materials	1,584	141,626
Hella GmbH & Co. KGaA	Automobile Components	264	24,059
[a] HelloFresh SE	Consumer Staples Distribution & Retail	1,804	28,517
Henkel AG & Co. KGaA	Household Products	1,144	82,116
HOCHTIEF AG	Construction & Engineering	242	26,813
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	14,740	615,480
KION Group AG	Machinery	814	34,771
Knorr-Bremse AG	Machinery	748	48,585
[a] LEG Immobilien SE	Real Estate Management & Development	836	73,251
Mercedes-Benz Group AG	Automobiles	9,746	673,408
Merck KGaA	Pharmaceuticals	1,474	234,631

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

MTU Aero Engines AG	Aerospace & Defense	616	132,861
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,540	638,106
Nemetschek SE	Software	616	53,403
Puma SE	Textiles, Apparel & Luxury Goods	1,144	63,843
Rational AG	Machinery	44	33,999
Rheinmetall AG	Aerospace & Defense	484	153,445
RWE AG	Independent Power Producers & Energy Traders	8,052	366,281
SAP SE	Software	12,430	1,915,172
Sartorius AG	Life Sciences Tools & Services	22	6,440
[b] Scout24 SE	Interactive Media & Services	836	59,251
Siemens AG	Industrial Conglomerates	8,426	1,581,578
[a] Siemens Energy AG	Electrical Equipment	6,138	81,364
[b] Siemens Healthineers AG	Health Care Equipment & Supplies	3,124	181,519
Sixt SE	Ground Transportation	154	17,216
Symrise AG	Chemicals	1,474	162,239
Talanx AG	Insurance	616	43,992
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	10,054	26,122
thyssenkrupp AG	Metals & Mining	5,500	38,349
Traton SE	Machinery	550	12,953
Volkswagen AG	Automobiles	330	43,179
Vonovia SE	Real Estate Management & Development	7,898	248,998
Wacker Chemie AG	Chemicals	176	22,222
[a,b] Zalando SE	Specialty Retail	2,486	58,905

			15,158,589

Ireland 1.7%
AIB Group PLC	Banks	15,818	67,797
Bank of Ireland Group PLC	Banks	11,946	108,446
CRH PLC	Construction Materials	7,986	550,768
DCC PLC	Industrial Conglomerates	1,122	82,644
Experian PLC	Professional Services	10,384	423,865
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,002	355,769
Glanbia PLC	Food Products	2,002	32,974
Kerry Group PLC, Class A	Food Products	1,738	151,018
Kingspan Group PLC	Building Products	1,716	148,613
Smurfit Kappa Group PLC	Containers & Packaging	2,948	117,253

			2,039,147

Isle Of Man 0.1%
Entain PLC	Hotels, Restaurants & Leisure	7,150	90,619

Italy 3.6%
A2A SpA	Multi-Utilities	17,182	35,284
Amplifon SpA	Health Care Providers & Services	1,474	51,029
Assicurazioni Generali SpA	Insurance	14,080	297,149
Banca Mediolanum SpA	Financial Services	2,794	26,339
Banco BPM SpA	Banks	15,422	81,449
Buzzi SpA	Construction Materials	946	28,779
Davide Campari-Milano NV	Beverages	5,698	64,296
DiaSorin SpA	Health Care Equipment & Supplies	242	24,925
Enel SpA	Electric Utilities	88,022	654,382
Eni SpA	Oil, Gas & Consumable Fuels	24,244	411,037
Ferrari NV	Automobiles	1,342	452,441
FinecoBank Banca Fineco SpA	Banks	6,908	103,666
Hera SpA	Multi-Utilities	8,536	28,024
[b] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	4,004	50,644
Interpump Group SpA	Machinery	902	46,701
Intesa Sanpaolo SpA	Banks	175,736	513,174
Italgas SpA	Gas Utilities	5,566	31,849
Leonardo SpA	Aerospace & Defense	4,598	75,858
Mediobanca Banca di Credito Finanziario SpA	Banks	7,304	90,406
Moncler SpA	Textiles, Apparel & Luxury Goods	2,310	142,132
[a,b] Nexi SpA	Financial Services	9,372	76,673
[b] Pirelli & C SpA	Automobile Components	5,610	30,533
[b] Poste Italiane SpA	Insurance	5,192	58,931

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Prysmian SpA	Electrical Equipment	3,102	141,074
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,078	58,147
Reply SpA	IT Services	264	34,849
Snam SpA	Gas Utilities	25,740	132,359
[a] Telecom Italia SpA	Diversified Telecommunication Services	121,792	39,581
[a] Telecom Italia SpA	Diversified Telecommunication Services	67,650	22,636
Terna - Rete Elettrica Nazionale	Electric Utilities	15,950	133,095
UniCredit SpA	Banks	19,602	531,915
UnipolSai Assicurazioni SpA	Insurance	4,840	12,083

			4,481,440

Luxembourg 0.2%
ArcelorMittal SA	Metals & Mining	5,588	158,486
Eurofins Scientific SE	Life Sciences Tools & Services	1,386	90,301
RTL Group SA	Media	418	16,143

			264,930

Mexico 0.0%†
Fresnillo PLC	Metals & Mining	2,090	15,837

Netherlands 9.0%
Aalberts NV	Machinery	1,100	47,705
[b] ABN AMRO Bank NV, GDR	Banks	4,312	64,733
[a,b] Adyen NV	Financial Services	330	425,266
Aegon Ltd.	Insurance	19,294	111,851
Akzo Nobel NV	Chemicals	1,914	158,192
[a] Argenx SE	Biotechnology	601	228,048
[a] Argenx SE	Biotechnology	59	22,387
ASM International NV	Semiconductors & Semiconductor Equipment	528	274,101
ASML Holding NV	Semiconductors & Semiconductor Equipment	4,466	3,363,077
ASR Nederland NV	Insurance	1,650	77,828
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	858	129,326
[b] CTP NV	Real Estate Management & Development	1,210	20,424
[b] Euronext NV	Capital Markets	924	80,278
EXOR NV	Financial Services	1,144	114,367
Ferrovial SE	Construction & Engineering	5,852	213,455
Heineken Holding NV	Beverages	1,496	126,586
Heineken NV	Beverages	3,168	321,747
IMCD NV	Trading Companies & Distributors	638	111,036
ING Groep NV	Banks	40,854	610,420
JDE Peet’s NV	Food Products	1,386	37,296
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	11,000	316,112
Koninklijke KPN NV	Diversified Telecommunication Services	37,554	129,347
Koninklijke Philips NV	Health Care Equipment & Supplies	8,866	206,503
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	726	24,412
NN Group NV	Insurance	3,146	124,239
OCI NV	Chemicals	1,100	31,885
Prosus NV	Broadline Retail	17,138	510,866
[a] Qiagen NV	Life Sciences Tools & Services	2,508	109,156
Randstad NV	Professional Services	1,254	78,570
Shell PLC	Oil, Gas & Consumable Fuels	74,866	2,454,218
[b] Signify NV	Electrical Equipment	1,430	47,895
Universal Music Group NV	Entertainment	8,470	241,488
Wolters Kluwer NV	Professional Services	2,772	394,091

			11,206,905

Nigeria 0.0%†
[b] Airtel Africa PLC	Wireless Telecommunication Services	12,562	20,850

Norway 1.1%
[a] Adevinta ASA, Class B	Interactive Media & Services	3,190	35,306
Aker ASA, Class A	Industrial Conglomerates	264	17,313
Aker BP ASA	Oil, Gas & Consumable Fuels	3,476	101,141
[a,b] AutoStore Holdings Ltd.	Machinery	7,898	15,538
DNB Bank ASA	Banks	11,418	242,848
Equinor ASA	Oil, Gas & Consumable Fuels	10,054	318,924

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Gjensidige Forsikring ASA	Insurance	1,958	36,150
Kongsberg Gruppen ASA	Aerospace & Defense	858	39,319
Mowi ASA	Food Products	5,016	89,892
Norsk Hydro ASA	Metals & Mining	15,114	101,795
Orkla ASA	Food Products	8,646	67,120
Salmar ASA	Food Products	704	39,457
Schibsted ASA, Class A	Media	858	24,720
Schibsted ASA, Class B	Media	1,100	29,960
Telenor ASA	Diversified Telecommunication Services	7,128	81,838
TOMRA Systems ASA	Machinery	2,640	32,091
Var Energi ASA	Oil, Gas & Consumable Fuels	6,358	20,134
Yara International ASA	Chemicals	1,848	65,726

			1,359,272

Poland 0.5%
[a,b] Allegro.eu SA	Broadline Retail	5,610	47,544
Bank Polska Kasa Opieki SA	Banks	1,782	68,905
[a,b] Dino Polska SA	Consumer Staples Distribution & Retail	550	64,438
[a] InPost SA	Air Freight & Logistics	2,332	32,239
KGHM Polska Miedz SA	Metals & Mining	1,562	48,740
LPP SA	Textiles, Apparel & Luxury Goods	13	53,524
ORLEN SA	Oil, Gas & Consumable Fuels	6,534	108,838
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	9,636	123,309
Powszechny Zaklad Ubezpieczen SA	Insurance	6,424	77,224
Santander Bank Polska SA	Banks	374	46,585

			671,346

Portugal 0.3%
EDP - Energias de Portugal SA	Electric Utilities	34,078	171,470
Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	5,720	84,290
Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	3,102	78,949

			334,709

Russia 0.0%†
[a,c] Evraz PLC	Metals & Mining	10,404	—

Spain 3.9%
Acciona SA	Electric Utilities	264	38,874
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,706	120,046
[b] Aena SME SA	Transportation Infrastructure	792	143,568
Amadeus IT Group SA	Hotels, Restaurants & Leisure	5,104	365,802
Banco Bilbao Vizcaya Argentaria SA	Banks	67,738	615,525
Banco de Sabadell SA	Banks	59,400	73,031
Banco Santander SA	Banks	181,412	757,400
Bankinter SA	Banks	7,810	50,004
CaixaBank SA	Banks	42,878	176,483
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	6,336	249,586
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	638	19,790
EDP Renovaveis SA	Independent Power Producers & Energy Traders	3,322	67,980
Enagas SA	Gas Utilities	2,816	47,485
Endesa SA	Electric Utilities	3,586	73,125
[a] Grifols SA	Biotechnology	3,674	62,724
Iberdrola SA	Electric Utilities	67,386	883,578
Industria de Diseno Textil SA	Specialty Retail	11,880	517,449
Mapfre SA	Insurance	11,198	24,035
Merlin Properties Socimi SA	Diversified REITs	3,828	42,540
Naturgy Energy Group SA	Gas Utilities	1,540	45,931
Redeia Corp. SA	Electric Utilities	4,862	80,079
Repsol SA	Oil, Gas & Consumable Fuels	14,586	216,712
Telefonica SA	Diversified Telecommunication Services	56,892	222,097

			4,893,844

Sweden 5.1%
Alfa Laval AB	Machinery	3,498	140,019
Assa Abloy AB, Class B	Building Products	11,022	317,497
Atlas Copco AB, Class A	Machinery	28,622	492,898

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Atlas Copco AB, Class B	Machinery	17,138	254,064
Axfood AB	Consumer Staples Distribution & Retail	1,188	32,182
Beijer Ref AB	Trading Companies & Distributors	4,422	59,192
Boliden AB	Metals & Mining	3,102	96,804
[a] Castellum AB	Real Estate Management & Development	4,818	68,509
[a] Electrolux AB, Class B	Household Durables	2,530	27,138
Epiroc AB, Class A	Machinery	7,040	141,249
Epiroc AB, Class B	Machinery	4,290	75,091
EQT AB	Capital Markets	4,752	134,386
Essity AB, Class B	Household Products	6,886	170,820
[b] Evolution AB	Hotels, Restaurants & Leisure	2,090	249,319
[a] Fastighets AB Balder, Class B	Real Estate Management & Development	7,084	50,273
Getinge AB, Class B	Health Care Equipment & Supplies	2,486	55,330
H & M Hennes & Mauritz AB, Class B	Specialty Retail	6,798	119,139
Hexagon AB, Class B	Electronic Equipment, Instruments & Components	23,936	287,270
Holmen AB, Class B	Paper & Forest Products	880	37,172
Husqvarna AB, Class B	Machinery	3,894	32,063
Industrivarden AB, Class A	Financial Services	1,430	46,669
Industrivarden AB, Class C	Financial Services	1,694	55,184
Indutrade AB	Machinery	3,036	78,869
Investment AB Latour, Class B	Industrial Conglomerates	1,628	42,373
Investor AB, Class A	Financial Services	4,818	110,675
Investor AB, Class B	Financial Services	18,788	435,311
[a] Kinnevik AB, Class B	Financial Services	2,728	29,262
L E Lundbergforetagen AB, Class B	Financial Services	836	45,475
Lifco AB, Class B	Industrial Conglomerates	2,596	63,677
Nibe Industrier AB, Class B	Building Products	16,456	115,608
Saab AB, Class B	Aerospace & Defense	1,034	62,341
Sagax AB, Class B	Real Estate Management & Development	1,980	54,501
Sagax AB, Class D	Real Estate Management & Development	1,320	3,667
Sandvik AB	Machinery	12,232	264,719
Securitas AB, Class B	Commercial Services & Supplies	5,500	53,800
Skandinaviska Enskilda Banken AB, Class A	Banks	18,458	254,218
Skandinaviska Enskilda Banken AB, Class C	Banks	242	3,333
Skanska AB, Class B	Construction & Engineering	4,070	73,643
SKF AB, Class B	Machinery	4,356	87,009
SSAB AB, Class A	Metals & Mining	2,684	20,422
SSAB AB, Class B	Metals & Mining	7,392	56,537
Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	6,754	101,265
Svenska Handelsbanken AB, Class A	Banks	16,830	182,781
Svenska Handelsbanken AB, Class B	Banks	418	5,400
Sweco AB, Class B	Construction & Engineering	2,288	30,672
Swedbank AB, Class A	Banks	11,418	230,335
[a] Swedish Orphan Biovitrum AB	Biotechnology	2,266	60,035
Tele2 AB, Class B	Wireless Telecommunication Services	6,292	54,030
Telefonaktiebolaget LM Ericsson, Class A	Communications Equipment	418	2,646
Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	33,154	207,619
Telia Co. AB	Diversified Telecommunication Services	27,610	70,492
Trelleborg AB, Class B	Machinery	2,464	82,542
Volvo AB, Class A	Machinery	2,288	60,618
Volvo AB, Class B	Machinery	17,116	444,466
[a] Volvo Car AB, Class B	Automobiles	7,194	23,243

			6,353,852

Switzerland 14.8%
ABB Ltd.	Electrical Equipment	16,918	749,767
Adecco Group AG	Professional Services	1,782	87,380
Alcon, Inc.	Health Care Equipment & Supplies	5,566	434,091
[a] Avolta AG	Specialty Retail	1,166	45,828
Bachem Holding AG, Class B	Life Sciences Tools & Services	352	27,185
Baloise Holding AG	Insurance	506	79,238
Banque Cantonale Vaudoise	Banks	308	39,705
Barry Callebaut AG	Food Products	41	69,125
Belimo Holding AG	Building Products	110	60,617
BKW AG	Electric Utilities	198	35,170

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Chocoladefabriken Lindt & Spruengli AG	Food Products	23	275,732
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	5,786	795,734
Clariant AG	Chemicals	2,530	37,335
Coca-Cola HBC AG	Beverages	2,222	65,292
DKSH Holding AG	Professional Services	396	27,477
DSM-Firmenich AG	Chemicals	1,958	198,987
Emmi AG	Food Products	22	23,813
EMS-Chemie Holding AG	Chemicals	88	71,203
Flughafen Zurich AG	Transportation Infrastructure	220	45,900
Geberit AG	Building Products	374	239,513
Georg Fischer AG	Machinery	924	67,078
Givaudan SA	Chemicals	90	372,554
Helvetia Holding AG	Insurance	396	54,531
Julius Baer Group Ltd.	Capital Markets	2,310	129,408
Kuehne & Nagel International AG	Marine Transportation	572	196,953
Logitech International SA	Technology Hardware, Storage & Peripherals	1,782	168,873
Lonza Group AG	Life Sciences Tools & Services	836	351,326
Nestle SA	Food Products	30,250	3,504,637
Novartis AG	Pharmaceuticals	23,452	2,364,844
Partners Group Holding AG	Capital Markets	242	348,774
PSP Swiss Property AG	Real Estate Management & Development	506	70,701
Roche Holding AG	Pharmaceuticals	7,854	2,281,593
Roche Holding AG	Pharmaceuticals	330	102,492
[a] Sandoz Group AG	Pharmaceuticals	4,906	157,733
Schindler Holding AG, PC	Machinery	462	115,438
Schindler Holding AG	Machinery	220	52,148
SGS SA	Professional Services	1,650	142,210
SIG Group AG	Containers & Packaging	3,740	85,985
Sika AG	Chemicals	1,650	536,571
Sonova Holding AG	Health Care Equipment & Supplies	572	186,487
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	7,370	368,352
Straumann Holding AG	Health Care Equipment & Supplies	1,210	194,946
Swatch Group AG	Textiles, Apparel & Luxury Goods	330	89,631
Swatch Group AG	Textiles, Apparel & Luxury Goods	594	31,089
Swiss Life Holding AG	Insurance	330	228,979
Swiss Prime Site AG	Real Estate Management & Development	858	91,595
Swiss Re AG	Insurance	3,278	368,286
Swisscom AG	Diversified Telecommunication Services	286	171,943
Tecan Group AG	Life Sciences Tools & Services	154	62,833
Temenos AG	Software	682	63,383
UBS Group AG	Capital Markets	34,122	1,058,141
[b] VAT Group AG	Machinery	286	143,229
Zurich Insurance Group AG	Insurance	1,628	850,316

			18,422,151

United Kingdom 18.5%
3i Group PLC	Capital Markets	10,780	332,702
abrdn PLC	Capital Markets	21,670	49,352
Admiral Group PLC	Insurance	3,432	117,428
Allfunds Group PLC	Capital Markets	3,806	27,013
Anglo American PLC	Metals & Mining	13,640	342,653
Ashtead Group PLC	Trading Companies & Distributors	4,950	344,666
Associated British Foods PLC	Food Products	3,806	114,844
AstraZeneca PLC	Pharmaceuticals	16,742	2,262,326
[b] Auto Trader Group PLC	Interactive Media & Services	10,164	93,472
Aviva PLC	Insurance	31,042	172,021
B&M European Value Retail SA	Broadline Retail	10,582	75,571
BAE Systems PLC	Aerospace & Defense	34,540	488,971
Barclays PLC	Banks	170,126	333,513
Barratt Developments PLC	Household Durables	11,044	79,208
Beazley PLC	Insurance	7,414	49,336
Berkeley Group Holdings PLC	Household Durables	1,188	70,998
BP PLC	Oil, Gas & Consumable Fuels	188,848	1,122,225
British American Tobacco PLC	Tobacco	25,212	737,779
British Land Co. PLC	Diversified REITs	10,428	53,121

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

BT Group PLC	Diversified Telecommunication Services	71,214	112,208
Bunzl PLC	Trading Companies & Distributors	3,806	154,775
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,048	73,071
Centrica PLC	Multi-Utilities	61,864	110,923
Compass Group PLC	Hotels, Restaurants & Leisure	19,382	530,237
[b] ConvaTec Group PLC	Health Care Equipment & Supplies	18,634	58,009
Croda International PLC	Chemicals	1,584	101,974
Dechra Pharmaceuticals PLC	Pharmaceuticals	1,232	60,592
Diageo PLC	Beverages	25,036	911,518
DS Smith PLC	Containers & Packaging	14,476	56,709
Endeavour Mining PLC	Metals & Mining	2,068	46,320
Ferguson PLC	Trading Companies & Distributors	2,332	448,452
GSK PLC	Pharmaceuticals	45,496	841,091
Haleon PLC	Personal Care Products	62,238	255,200
Halma PLC	Electronic Equipment, Instruments & Components	4,290	124,909
Hargreaves Lansdown PLC	Capital Markets	4,312	40,348
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,782	40,641
Howden Joinery Group PLC	Trading Companies & Distributors	5,984	62,065
HSBC Holdings PLC	Banks	220,616	1,787,288
IMI PLC	Machinery	2,904	62,342
Imperial Brands PLC	Tobacco	10,076	232,043
Informa PLC	Media	15,774	157,089
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,870	169,017
Intermediate Capital Group PLC	Capital Markets	3,146	67,397
[a] International Consolidated Airlines Group SA	Passenger Airlines	12,584	24,865
Intertek Group PLC	Professional Services	1,826	98,838
ITV PLC	Media	41,734	33,667
J Sainsbury PLC	Consumer Staples Distribution & Retail	19,404	74,852
JD Sports Fashion PLC	Specialty Retail	27,962	59,154
Johnson Matthey PLC	Chemicals	2,068	44,751
Kingfisher PLC	Specialty Retail	21,252	65,915
Land Securities Group PLC	Diversified REITs	8,272	74,322
Legal & General Group PLC	Insurance	67,364	215,634
Lloyds Banking Group PLC	Banks	717,706	436,514
London Stock Exchange Group PLC	Capital Markets	5,104	603,420
M&G PLC	Financial Services	24,772	70,232
Melrose Industries PLC	Aerospace & Defense	15,224	110,118
Mondi PLC	Paper & Forest Products	5,500	107,800
National Grid PLC	Multi-Utilities	41,646	561,695
NatWest Group PLC	Banks	62,128	173,766
Next PLC	Broadline Retail	1,364	141,158
[a,c] NMC Health PLC	Health Care Providers & Services	1,159	—
[a] Ocado Group PLC	Consumer Staples Distribution & Retail	6,886	66,574
Pearson PLC	Diversified Consumer Services	8,052	98,972
[a,d] Pepco Group NV	Broadline Retail	1,628	10,789
Persimmon PLC	Household Durables	3,608	63,887
Phoenix Group Holdings PLC	Insurance	8,316	56,738
Prudential PLC	Insurance	31,196	352,827
Reckitt Benckiser Group PLC	Household Products	8,118	560,906
RELX PLC	Professional Services	21,494	852,157
Renishaw PLC	Electronic Equipment, Instruments & Components	374	17,059
Rentokil Initial PLC	Commercial Services & Supplies	28,666	161,083
Rightmove PLC	Interactive Media & Services	9,262	67,962
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	95,018	363,023
RS Group PLC	Trading Companies & Distributors	5,390	56,316
Sage Group PLC	Software	11,594	173,296
Schroders PLC	Capital Markets	9,526	52,206
Segro PLC	Industrial REITs	13,860	156,616
Severn Trent PLC	Water Utilities	2,992	98,368
Smith & Nephew PLC	Health Care Equipment & Supplies	9,922	136,415
Smiths Group PLC	Industrial Conglomerates	3,982	89,520
Spirax-Sarco Engineering PLC	Machinery	836	111,955
SSE PLC	Electric Utilities	12,364	292,536
St. James’s Place PLC	Capital Markets	6,028	52,531
Standard Chartered PLC	Banks	24,882	211,443

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Tate & Lyle PLC	Food Products	4,488	37,703
Taylor Wimpey PLC	Household Durables	40,238	75,430
Tesco PLC	Consumer Staples Distribution & Retail	80,080	296,560
Unilever PLC	Personal Care Products	28,402	1,375,861
UNITE Group PLC	Residential REITs	3,894	51,825
United Utilities Group PLC	Water Utilities	7,766	104,891
Vodafone Group PLC	Wireless Telecommunication Services	248,050	216,796
Weir Group PLC	Machinery	2,970	71,426
Whitbread PLC	Hotels, Restaurants & Leisure	2,178	101,509
[a] Wise PLC, Class A	Financial Services	8,470	94,371
WPP PLC	Media	11,792	113,194

			22,910,863

United States 0.9%
Holcim AG, Class B	Construction Materials	5,874	460,763
Stellantis NV	Automobiles	24,156	564,365
Tenaris SA	Energy Equipment & Services	5,280	91,834

			1,116,962

Total Common Stocks (Cost $119,415,766)			122,336,828

Preferred Stocks 0.6%
Germany 0.5%
[e] Bayerische Motoren Werke AG, 9.472%, pfd.	Automobiles	638	63,394
[e] FUCHS SE, 2.655%, pfd.	Chemicals	770	34,278
[e] Henkel AG & Co. KGaA, 2.539%, pfd.	Household Products	1,826	146,965
[e] Sartorius AG, 0.432%, pfd.	Life Sciences Tools & Services	286	105,268
[e] Sixt SE, 9.136%, pfd.	Ground Transportation	176	13,045
[e] Volkswagen AG, 7.835%, pfd.	Automobiles	2,288	282,568

			645,518

Spain 0.1%
[a,e] Grifols SA, Class B, Class B, pfd.	Biotechnology	2,860	33,331

Total Preferred Stocks (Cost $777,995)			678,849

Total Investments (Cost $120,193,761) 99.1%			123,015,677
Other Assets, less Liabilities 0.9%			1,134,457

Net Assets 100.0%			$124,150,134

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $2,736,553, representing 2.2% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $10,789, representing 0.0% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
EURO STOXX 50 Index	Long	14	$702,579	3/15/24	$(6,010)
FTSE 100 Index	Long	2	197,760	3/15/24	4,433

Total Futures Contracts					$(1,577)

*As of period end.

Abbreviations

Selected Portfolio

GDR	– Global Depositary Receipt

REIT	– Real Estate Investment Trust

SPA	– Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Eurozone ETF	Industry	Shares	Value
Common Stocks 98.4%
Austria 0.7%
ANDRITZ AG	Machinery	248	$15,451
Erste Group Bank AG	Banks	1,088	44,144
[a] Eurotelesites AG	Diversified Telecommunication Services	123	493
OMV AG	Oil, Gas & Consumable Fuels	496	21,790
Raiffeisen Bank International AG	Banks	464	9,569
Telekom Austria AG	Diversified Telecommunication Services	492	4,158
Verbund AG	Electric Utilities	236	21,912
voestalpine AG	Metals & Mining	388	12,241

			129,758

Belgium 2.5%
Ackermans & van Haaren NV	Construction & Engineering	80	14,034
Ageas SA	Insurance	592	25,707
Anheuser-Busch InBev SA	Beverages	3,072	198,248
D’ieteren Group	Distributors	80	15,633
Elia Group SA	Electric Utilities	136	17,021
Groupe Bruxelles Lambert NV	Financial Services	304	23,917
KBC Group NV	Banks	884	57,341
Lotus Bakeries NV	Food Products	1	9,091
Sofina SA	Financial Services	60	14,939
Solvay SA	Chemicals	252	7,719
[a] Syensqo SA	Chemicals	252	26,239
UCB SA	Pharmaceuticals	436	38,000
Umicore SA	Chemicals	732	20,134
Warehouses De Pauw CVA	Industrial REITs	604	19,016

			487,039

Finland 3.3%
Elisa OYJ	Diversified Telecommunication Services	500	23,126
Fortum OYJ	Electric Utilities	1,528	22,044
Kesko OYJ, Class B	Consumer Staples Distribution & Retail	972	19,246
Kone OYJ, Class B	Machinery	1,160	57,868
[a] Mandatum OYJ	Insurance	1,708	7,679
Metso OYJ	Machinery	2,244	22,731
Neste OYJ	Oil, Gas & Consumable Fuels	1,476	52,517
Nokia OYJ	Communications Equipment	18,332	61,804
Nordea Bank Abp	Banks	12,120	150,298
Orion OYJ, Class B	Pharmaceuticals	376	16,311
Sampo OYJ, Class A	Insurance	1,584	69,308
Stora Enso OYJ, Class R	Paper & Forest Products	2,020	27,948
UPM-Kymmene OYJ	Paper & Forest Products	1,896	71,336
Valmet OYJ	Machinery	592	17,075
Wartsila OYJ Abp	Machinery	1,704	24,706

			643,997

France 34.2%
Accor SA	Hotels, Restaurants & Leisure	660	25,226
Aeroports de Paris SA	Transportation Infrastructure	112	14,500
Air Liquide SA	Chemicals	1,824	354,861
Airbus SE	Aerospace & Defense	2,076	320,551
[b] ALD SA	Ground Transportation	704	5,012
Alstom SA	Machinery	1,024	13,778
[b] Amundi SA	Capital Markets	204	13,881
Arkema SA	Chemicals	204	23,211
AXA SA	Insurance	6,308	205,490
BioMerieux	Health Care Equipment & Supplies	152	16,891
BNP Paribas SA	Banks	3,692	255,265
Bollore SE	Entertainment	3,128	19,540
Bouygues SA	Construction & Engineering	748	28,193
Bureau Veritas SA	Professional Services	1,000	25,263

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Capgemini SE	IT Services	572	119,264
Carrefour SA	Consumer Staples Distribution & Retail	1,908	34,914
Cie de L’Odet SE	Air Freight & Logistics	2	3,212
Cie de Saint-Gobain SA	Building Products	1,624	119,585
Cie Generale des Etablissements Michelin SCA	Automobile Components	2,484	89,069
Covivio SA	Diversified REITs	184	9,894
Credit Agricole SA	Banks	3,900	55,368
Danone SA	Food Products	2,220	143,902
Dassault Aviation SA	Aerospace & Defense	81	16,034
Dassault Systemes SE	Software	2,376	116,101
Edenred SE	Financial Services	884	52,868
Eiffage SA	Construction & Engineering	276	29,580
Engie SA	Multi-Utilities	6,224	109,442
EssilorLuxottica SA	Health Care Equipment & Supplies	1,080	216,653
Eurazeo SE	Financial Services	172	13,651
Gecina SA	Office REITs	184	22,378
Getlink SE	Transportation Infrastructure	1,236	22,617
Hermes International SCA	Textiles, Apparel & Luxury Goods	121	256,472
Ipsen SA	Pharmaceuticals	116	13,826
[a] JCDecaux SE	Media	264	5,308
Kering SA	Textiles, Apparel & Luxury Goods	255	112,393
Klepierre SA	Retail REITs	720	19,629
[b] La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	360	13,060
Legrand SA	Electrical Equipment	912	94,800
L’Oreal SA	Personal Care Products	820	408,205
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	878	711,506
[b] Neoen SA	Independent Power Producers & Energy Traders	244	8,162
Orange SA	Diversified Telecommunication Services	6,800	77,400
Pernod Ricard SA	Beverages	720	127,057
Publicis Groupe SA	Media	812	75,346
Remy Cointreau SA	Beverages	80	10,163
Renault SA	Automobiles	672	27,396
Rexel SA	Trading Companies & Distributors	836	22,875
Safran SA	Aerospace & Defense	1,208	212,786
Sanofi SA	Pharmaceuticals	3,864	383,129
Sartorius Stedim Biotech	Life Sciences Tools & Services	84	22,223
Schneider Electric SE	Electrical Equipment	1,892	379,920
SCOR SE	Insurance	540	15,784
SEB SA	Household Durables	80	9,986
Societe Generale SA	Banks	2,636	69,957
Sodexo SA	Hotels, Restaurants & Leisure	304	33,454
[a] SOITEC	Semiconductors & Semiconductor Equipment	88	15,728
Teleperformance SE	Professional Services	204	29,757
Thales SA	Aerospace & Defense	348	51,493
TotalEnergies SE	Oil, Gas & Consumable Fuels	7,796	530,490
[a] Ubisoft Entertainment SA	Entertainment	368	9,394
[a] Unibail-Rodamco-Westfield	Retail REITs	368	27,204
Valeo SE	Automobile Components	748	11,498
Veolia Environnement SA	Multi-Utilities	2,256	71,174
Vinci SA	Construction & Engineering	1,756	220,551
Vivendi SE	Media	2,212	23,643
Wendel SE	Financial Services	96	8,553
[a,b] Worldline SA	Financial Services	876	15,163

			6,621,679

Germany 24.5%
adidas AG	Textiles, Apparel & Luxury Goods	584	118,805
Allianz SE	Insurance	1,412	377,385
BASF SE	Chemicals	3,156	170,061
Bayer AG	Pharmaceuticals	3,496	129,874
Bayerische Motoren Werke AG	Automobiles	1,096	122,014
Bechtle AG	IT Services	296	14,841
Beiersdorf AG	Personal Care Products	356	53,365
Brenntag SE	Trading Companies & Distributors	472	43,390
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	132	14,412

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Commerzbank AG	Banks	3,692	43,883
Continental AG	Automobile Components	380	32,288
[a,b] Covestro AG	Chemicals	672	39,106
CTS Eventim AG & Co. KGaA	Entertainment	212	14,660
Daimler Truck Holding AG	Machinery	1,876	70,500
[a,b] Delivery Hero SE	Hotels, Restaurants & Leisure	700	19,339
Deutsche Bank AG	Capital Markets	7,060	96,425
Deutsche Boerse AG	Capital Markets	652	134,323
[a] Deutsche Lufthansa AG	Passenger Airlines	2,148	19,096
Deutsche Post AG	Air Freight & Logistics	3,344	165,692
Deutsche Telekom AG	Diversified Telecommunication Services	12,008	288,506
Deutsche Wohnen SE	Real Estate Management & Development	176	4,654
[b] DWS Group GmbH & Co. KGaA	Capital Markets	148	5,689
E.ON SE	Multi-Utilities	7,860	105,493
Evonik Industries AG	Chemicals	736	15,041
Fielmann Group AG	Specialty Retail	88	4,728
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	7,501
Fresenius Medical Care AG	Health Care Providers & Services	716	30,024
Fresenius SE & Co. KGaA	Health Care Providers & Services	1,456	45,147
FUCHS SE	Chemicals	116	4,158
GEA Group AG	Machinery	612	25,480
Hannover Rueck SE	Insurance	212	50,654
Heidelberg Materials AG	Construction Materials	492	43,990
Hella GmbH & Co. KGaA	Automobile Components	80	7,291
[a] HelloFresh SE	Consumer Staples Distribution & Retail	580	9,168
Henkel AG & Co. KGaA	Household Products	352	25,267
HOCHTIEF AG	Construction & Engineering	76	8,421
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,624	193,079
KION Group AG	Machinery	256	10,936
Knorr-Bremse AG	Machinery	236	15,329
[a] LEG Immobilien SE	Real Estate Management & Development	260	22,781
Mercedes-Benz Group AG	Automobiles	3,048	210,604
Merck KGaA	Pharmaceuticals	460	73,223
MTU Aero Engines AG	Aerospace & Defense	192	41,411
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	484	200,547
Nemetschek SE	Software	188	16,298
Puma SE	Textiles, Apparel & Luxury Goods	356	19,867
Rational AG	Machinery	17	13,136
Rheinmetall AG	Aerospace & Defense	152	48,189
RWE AG	Independent Power Producers & Energy Traders	2,524	114,816
SAP SE	Software	3,892	599,666
Sartorius AG	Life Sciences Tools & Services	8	2,342
[b] Scout24 SE	Interactive Media & Services	264	18,711
Siemens AG	Industrial Conglomerates	2,644	496,285
[a] Siemens Energy AG	Electrical Equipment	1,928	25,557
[b] Siemens Healthineers AG	Health Care Equipment & Supplies	980	56,943
Sixt SE	Ground Transportation	48	5,366
Symrise AG	Chemicals	460	50,631
Talanx AG	Insurance	184	13,140
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	3,216	8,356
thyssenkrupp AG	Metals & Mining	1,768	12,327
Traton SE	Machinery	168	3,957
Volkswagen AG	Automobiles	100	13,085
Vonovia SE	Real Estate Management & Development	2,472	77,934
Wacker Chemie AG	Chemicals	52	6,566
[a,b] Zalando SE	Specialty Retail	768	18,198

			4,749,951

Ireland 0.8%
AIB Group PLC	Banks	4,956	21,242
Bank of Ireland Group PLC	Banks	3,768	34,206
Glanbia PLC	Food Products	644	10,607
Kerry Group PLC, Class A	Food Products	552	47,964

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Kingspan Group PLC	Building Products	536	46,420

			160,439

Italy 7.3%
A2A SpA	Multi-Utilities	5,404	11,097
Amplifon SpA	Health Care Providers & Services	464	16,064
Assicurazioni Generali SpA	Insurance	4,400	92,859
Banca Mediolanum SpA	Financial Services	868	8,183
Banco BPM SpA	Banks	4,820	25,456
Buzzi SpA	Construction Materials	308	9,370
Davide Campari-Milano NV	Beverages	1,784	20,131
DiaSorin SpA	Health Care Equipment & Supplies	76	7,828
Enel SpA	Electric Utilities	27,560	204,889
Eni SpA	Oil, Gas & Consumable Fuels	7,612	129,055
Ferrari NV	Automobiles	420	141,599
FinecoBank Banca Fineco SpA	Banks	2,156	32,354
Hera SpA	Multi-Utilities	2,660	8,733
[b] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	1,228	15,532
Interpump Group SpA	Machinery	284	14,704
Intesa Sanpaolo SpA	Banks	55,068	160,806
Italgas SpA	Gas Utilities	1,760	10,071
Leonardo SpA	Aerospace & Defense	1,436	23,691
Mediobanca Banca di Credito Finanziario SpA	Banks	2,276	28,171
Moncler SpA	Textiles, Apparel & Luxury Goods	720	44,301
[a,b] Nexi SpA	Financial Services	2,952	24,150
[b] Pirelli & C SpA	Automobile Components	1,756	9,557
[b] Poste Italiane SpA	Insurance	1,580	17,933
Prysmian SpA	Electrical Equipment	972	44,205
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	348	18,771
Reply SpA	IT Services	80	10,561
Snam SpA	Gas Utilities	8,084	41,569
[a] Telecom Italia SpA	Diversified Telecommunication Services	38,520	12,519
[a] Telecom Italia SpA	Diversified Telecommunication Services	21,652	7,245
Terna - Rete Elettrica Nazionale	Electric Utilities	4,984	41,589
UniCredit SpA	Banks	6,140	166,613
UnipolSai Assicurazioni SpA	Insurance	1,504	3,755

			1,403,361

Luxembourg 0.4%
ArcelorMittal SA	Metals & Mining	1,764	50,030
Eurofins Scientific SE	Life Sciences Tools & Services	428	27,885
RTL Group SA	Media	140	5,407

			83,322

Netherlands 14.2%
Aalberts NV	Machinery	344	14,919
[b] ABN AMRO Bank NV, GDR	Banks	1,372	20,597
[a,b] Adyen NV	Financial Services	104	134,023
Aegon Ltd.	Insurance	5,992	34,737
Akzo Nobel NV	Chemicals	604	49,921
[a] Argenx SE	Biotechnology	208	78,925
ASM International NV	Semiconductors & Semiconductor Equipment	164	85,137
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,400	1,054,256
ASR Nederland NV	Insurance	524	24,716
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	268	40,396
[b] CTP NV	Real Estate Management & Development	368	6,211
[b] Euronext NV	Capital Markets	284	24,674
EXOR NV	Financial Services	356	35,590
Ferrovial SE	Construction & Engineering	1,836	66,969
Heineken Holding NV	Beverages	468	39,600
Heineken NV	Beverages	992	100,749
IMCD NV	Trading Companies & Distributors	200	34,808
ING Groep NV	Banks	12,792	191,132
JDE Peet’s NV	Food Products	432	11,625
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	3,448	99,087

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Koninklijke KPN NV	Diversified Telecommunication Services	11,768	40,532
Koninklijke Philips NV	Health Care Equipment & Supplies	2,776	64,657
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	232	7,801
NN Group NV	Insurance	992	39,175
OCI NV	Chemicals	348	10,087
Prosus NV	Broadline Retail	5,372	160,134
[a] Qiagen NV	Life Sciences Tools & Services	776	33,774
Randstad NV	Professional Services	384	24,060
[b] Signify NV	Electrical Equipment	448	15,005
Universal Music Group NV	Entertainment	2,660	75,839
Wolters Kluwer NV	Professional Services	872	123,971

			2,743,107

Poland 0.1%
[a] InPost SA	Air Freight & Logistics	732	10,120

Portugal 0.5%
EDP - Energias de Portugal SA	Electric Utilities	10,672	53,698
Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,760	25,935
Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	988	25,146

			104,779

Russia 0.0%†
[a,c] Evraz PLC	Metals & Mining	1,168	—

Spain 7.9%
Acciona SA	Electric Utilities	80	11,780
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	848	37,620
[b] Aena SME SA	Transportation Infrastructure	248	44,956
Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,596	114,385
Banco Bilbao Vizcaya Argentaria SA	Banks	21,212	192,750
Banco de Sabadell SA	Banks	18,508	22,755
Banco Santander SA	Banks	56,824	237,242
Bankinter SA	Banks	2,376	15,212
CaixaBank SA	Banks	13,456	55,384
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	1,988	78,311
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	204	6,328
EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,032	21,119
Enagas SA	Gas Utilities	864	14,569
Endesa SA	Electric Utilities	1,112	22,676
[a] Grifols SA	Biotechnology	1,176	20,077
Iberdrola SA	Electric Utilities	21,108	276,772
Industria de Diseno Textil SA	Specialty Retail	3,724	162,204
Mapfre SA	Insurance	3,556	7,632
Merlin Properties Socimi SA	Diversified REITs	1,200	13,335
Naturgy Energy Group SA	Gas Utilities	492	14,674
Redeia Corp. SA	Electric Utilities	1,548	25,496
Repsol SA	Oil, Gas & Consumable Fuels	4,556	67,691
Telefonica SA	Diversified Telecommunication Services	17,792	69,457

			1,532,425

Switzerland 0.9%
DSM-Firmenich AG	Chemicals	616	62,603
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,312	115,553

			178,156

United Kingdom 0.0%†
Allfunds Group PLC	Capital Markets	1,172	8,318
[a,c] NMC Health PLC	Health Care Providers & Services	60	—

			8,318

United States 1.1%
Stellantis NV	Automobiles	7,572	176,908
Tenaris SA	Energy Equipment & Services	1,676	29,150

			206,058

Total Common Stocks (Cost $19,252,633)			19,062,509

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Preferred Stocks 1.1%
Germany 1.0%
[d] Bayerische Motoren Werke AG, 9.472%, pfd.	Automobiles	204	20,270
[d] FUCHS SE, 2.655%, pfd.	Chemicals	244	10,862
[d] Henkel AG & Co. KGaA, 2.539%, pfd.	Household Products	580	46,681
[d] Sartorius AG, 0.432%, pfd.	Life Sciences Tools & Services	88	32,390
[d] Sixt SE, 9.136%, pfd.	Ground Transportation	60	4,448
[d] Volkswagen AG, 7.835%, pfd.	Automobiles	716	88,426

			203,077

Spain 0.1%
[a] Grifols SA, Class B, Class B, pfd.	Biotechnology	908	10,582

Total Preferred Stocks (Cost $245,154)			213,659

Total Investments before Short-Term Investments (Cost $19,497,787)			19,276,168

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	Money Market Funds	63	63

Total Short-Term Investments (Cost $63)			63

Total Investments (Cost $19,497,850) 99.5%			19,276,231
Other Assets, less Liabilities 0.5%			94,984

Net Assets 100.0%			$19,371,215

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $604,213, representing 3.1% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
EURO STOXX 50 Index	Long	1	$50,184	3/15/24	$(429)

*As of period end.

Abbreviations

Selected Portfolio

GDR	– Global Depositary Receipt

REIT	– Real Estate Investment Trust

SPA	– Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 95.9%
Germany 95.1%
adidas AG	Textiles, Apparel & Luxury Goods	2,176	$442,669
Allianz SE	Insurance	5,232	1,398,357
BASF SE	Chemicals	11,712	631,099
Bayer AG	Pharmaceuticals	12,960	481,456
Bayerische Motoren Werke AG	Automobiles	4,080	454,213
Bechtle AG	IT Services	1,088	54,552
Beiersdorf AG	Personal Care Products	1,312	196,670
Brenntag SE	Trading Companies & Distributors	1,760	161,795
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	480	52,408
Commerzbank AG	Banks	13,744	163,362
Continental AG	Automobile Components	1,424	120,997
[a,b] Covestro AG	Chemicals	2,528	147,112
CTS Eventim AG & Co. KGaA	Entertainment	768	53,108
Daimler Truck Holding AG	Machinery	6,960	261,558
[a,b] Delivery Hero SE	Hotels, Restaurants & Leisure	2,592	71,610
Deutsche Bank AG	Capital Markets	26,240	358,383
Deutsche Boerse AG	Capital Markets	2,432	501,034
[b] Deutsche Lufthansa AG	Passenger Airlines	7,872	69,984
Deutsche Post AG	Air Freight & Logistics	12,432	615,994
Deutsche Telekom AG	Diversified Telecommunication Services	44,624	1,072,142
Deutsche Wohnen SE	Real Estate Management & Development	672	17,771
[a] DWS Group GmbH & Co. KGaA	Capital Markets	544	20,912
E.ON SE	Multi-Utilities	29,200	391,908
Evonik Industries AG	Chemicals	2,720	55,586
Fielmann Group AG	Specialty Retail	304	16,334
[b] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	464	28,068
Fresenius Medical Care AG	Health Care Providers & Services	2,704	113,386
Fresenius SE & Co. KGaA	Health Care Providers & Services	5,424	168,185
FUCHS SE	Chemicals	416	14,912
GEA Group AG	Machinery	2,272	94,593
Hannover Rueck SE	Insurance	784	187,326
Heidelberg Materials AG	Construction Materials	1,840	164,515
Hella GmbH & Co. KGaA	Automobile Components	304	27,705
[b] HelloFresh SE	Consumer Staples Distribution & Retail	2,128	33,638
Henkel AG & Co. KGaA	Household Products	1,312	94,176
HOCHTIEF AG	Construction & Engineering	272	30,137
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	17,168	716,863
KION Group AG	Machinery	928	39,641
Knorr-Bremse AG	Machinery	880	57,159
[b] LEG Immobilien SE	Real Estate Management & Development	976	85,518
Mercedes-Benz Group AG	Automobiles	11,328	782,718
Merck KGaA	Pharmaceuticals	1,696	269,969
MTU Aero Engines AG	Aerospace & Defense	704	151,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,798	745,009
Nemetschek SE	Software	720	62,419
Puma SE	Textiles, Apparel & Luxury Goods	1,312	73,219
Rational AG	Machinery	64	49,453
Rheinmetall AG	Aerospace & Defense	576	182,612
RWE AG	Independent Power Producers & Energy Traders	9,376	426,509
SAP SE	Software	14,464	2,228,564
Sartorius AG	Life Sciences Tools & Services	32	9,367
[a] Scout24 SE	Interactive Media & Services	976	69,173
Siemens AG	Industrial Conglomerates	9,824	1,843,986
[b] Siemens Energy AG	Electrical Equipment	7,136	94,593
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	3,648	211,966
Sixt SE	Ground Transportation	176	19,675
Symrise AG	Chemicals	1,712	188,435
Talanx AG	Insurance	704	50,277

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Telefonica Deutschland Holding AG	Diversified Telecommunication Services	11,664	30,305
thyssenkrupp AG	Metals & Mining	6,432	44,847
Traton SE	Machinery	656	15,450
Volkswagen AG	Automobiles	384	50,245
Vonovia SE	Real Estate Management & Development	9,184	289,541
Wacker Chemie AG	Chemicals	192	24,242
[a,b] Zalando SE	Specialty Retail	2,896	68,620

			17,649,871

Luxembourg 0.1%
RTL Group SA	Media	496	19,155

Netherlands 0.7%
[b] Qiagen NV	Life Sciences Tools & Services	2,896	126,043

Total Common Stocks (Cost $18,418,974)			17,795,069

Preferred Stocks 4.1%
Germany 4.1%
[c] Bayerische Motoren Werke AG, 9.472%, pfd.	Automobiles	752	74,721
[c] FUCHS SE, 2.655%, pfd.	Chemicals	912	40,600
[c] Henkel AG & Co. KGaA, 2.539%, pfd.	Household Products	2,144	172,559
[c] Sartorius AG, 0.432%, pfd.	Life Sciences Tools & Services	324	119,255
[c] Sixt SE, 9.136%, pfd.	Ground Transportation	224	16,603
[c] Volkswagen AG, 7.835%, pfd.	Automobiles	2,656	328,016

Total Preferred Stocks (Cost $1,015,096)			751,754

Total Investments (Cost $19,434,070) 100.0%			18,546,823
Other Assets, less Liabilities 0.0%†			6,026

Net Assets 100.0%			$18,552,849

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $589,393, representing 3.2% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.8%
Cambodia 0.1%
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	36,922	$14,516

China 10.3%
AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	19,500	57,936
BOC Hong Kong Holdings Ltd.	Banks	103,500	281,000
[b] Budweiser Brewing Co. APAC Ltd., Class H	Beverages	49,200	92,118
China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	72,000	12,356
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	50,400	75,001
[b] ESR Group Ltd., Class H	Real Estate Management & Development	80,400	111,201
[a] HUTCHMED China Ltd.	Pharmaceuticals	14,000	51,456
Kerry Logistics Network Ltd.	Air Freight & Logistics	9,000	9,474
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	217,000	303,467
[a] MMG Ltd.	Metals & Mining	72,000	21,300
Nexteer Automotive Group Ltd.	Automobile Components	24,000	15,153
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	21,966
SITC International Holdings Co. Ltd.	Marine Transportation	36,000	62,147

			1,114,575

Hong Kong 76.8%
AIA Group Ltd.	Insurance	246,600	2,149,071
ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	9,000	85,867
Bank of East Asia Ltd., Class A	Banks	27,600	34,073
Cafe de Coral Holdings Ltd., Class A	Hotels, Restaurants & Leisure	10,000	11,539
[a] Cathay Pacific Airways Ltd., Class A	Passenger Airlines	28,000	29,260
Champion REIT, Class A	Office REITs	54,000	16,943
CK Asset Holdings Ltd.	Real Estate Management & Development	55,000	276,108
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	17,000	94,051
CLP Holdings Ltd.	Electric Utilities	47,300	390,404
Dah Sing Banking Group Ltd., Class A	Banks	12,000	7,745
Dah Sing Financial Holdings Ltd., Class H	Banks	4,800	9,835
DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	9,000	21,600
Guotai Junan International Holdings Ltd.	Capital Markets	60,000	4,610
Hang Lung Group Ltd.	Real Estate Management & Development	25,000	34,065
Hang Lung Properties Ltd.	Real Estate Management & Development	52,000	72,454
Hang Seng Bank Ltd.	Banks	21,000	244,866
Henderson Land Development Co. Ltd.	Real Estate Management & Development	38,000	117,038
Hong Kong & China Gas Co. Ltd.	Gas Utilities	312,000	238,938
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	36,600	1,256,162
Hongkong Land Holdings Ltd.	Real Estate Management & Development	31,800	110,664
Huabao International Holdings Ltd.	Chemicals	24,000	7,653
Hutchison Telecommunications Hong Kong
Holdings Ltd.	Wireless Telecommunication Services	36,000	4,933
Hysan Development Co. Ltd.	Real Estate Management & Development	18,000	35,730
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,710	235,309
Johnson Electric Holdings Ltd.	Automobile Components	11,000	17,468
Kerry Properties Ltd.	Real Estate Management & Development	18,000	32,918
Link REIT	Retail REITs	73,800	414,434
Man Wah Holdings Ltd.	Household Durables	43,200	29,598
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	22,000	15,411
MTR Corp. Ltd.	Ground Transportation	42,000	162,975
New World Development Co. Ltd.	Real Estate Management & Development	42,000	65,190
NWS Holdings Ltd.	Industrial Conglomerates	24,000	22,621
Orient Overseas International Ltd.	Marine Transportation	3,850	53,742
PCCW Ltd.	Diversified Telecommunication Services	120,000	63,930
Power Assets Holdings Ltd.	Electric Utilities	39,500	228,900
Sino Land Co. Ltd.	Real Estate Management & Development	96,300	104,704
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	41,000	443,418
[a] Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	5,000	6,659
Swire Pacific Ltd., Class A	Real Estate Management & Development	12,000	101,581

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Swire Pacific Ltd., Class B	Real Estate Management & Development	25,000	32,721
Swire Properties Ltd.	Real Estate Management & Development	30,000	60,703
Techtronic Industries Co. Ltd.	Machinery	37,750	449,845
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	216,000	23,513
Vitasoy International Holdings Ltd.	Food Products	24,000	23,912
VTech Holdings Ltd.	Communications Equipment	4,800	28,984
[b] WH Group Ltd.	Food Products	225,000	145,226
Wharf Holdings Ltd.	Real Estate Management & Development	27,143	87,423
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	44,679	151,056
Xinyi Glass Holdings Ltd.	Building Products	60,114	67,439
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	21,000	23,236

			8,346,525

Indonesia 0.2%
First Pacific Co. Ltd.	Food Products	66,000	26,287

Italy 0.8%
PRADA SpA	Textiles, Apparel & Luxury Goods	14,700	84,056

Luxembourg 0.3%
L’Occitane International SA	Personal Care Products	12,000	34,270

Macau 5.9%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	62,240	348,721
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	21,600	27,413
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	69,600	203,669
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	66,000	20,877
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	43,200	35,573

			636,253

Singapore 0.4%
[b] BOC Aviation Ltd., Class A	Trading Companies & Distributors	6,000	45,873

Taiwan 0.0%†
[a,b] FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	30,000	4,533

United Kingdom 3.8%
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	76,500	410,002

United States 1.2%
[a,b] Samsonite International SA	Textiles, Apparel & Luxury Goods	37,800	124,652

Total Common Stocks (Cost $14,743,361)			10,841,542

Total Investments (Cost $14,743,361) 99.8%			10,841,542
Other Assets, less Liabilities 0.2%			21,703

Net Assets 100.0%			$10,863,245

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $523,603, representing 4.8% of net assets.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI HSI IDX	Long	1	$21,940	1/30/24	$668

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 100.7%
India 100.7%
3M India Ltd.	Industrial Conglomerates	1,363	$611,105
Aarti Industries Ltd.	Chemicals	98,122	765,980
ABB India Ltd.	Electrical Equipment	26,519	1,489,806
ACC Ltd.	Construction Materials	40,488	1,075,893
[a] Adani Energy Solutions Ltd.	Electric Utilities	176,018	2,212,024
Adani Enterprises Ltd.	Trading Companies & Distributors	174,851	5,986,291
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	209,504	4,020,704
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	370,742	4,563,784
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	577,625	3,645,308
Adani Total Gas Ltd.	Gas Utilities	138,253	1,641,400
[a] Adani Wilmar Ltd.	Food Products	77,086	328,766
[a] Aditya Birla Capital Ltd.	Financial Services	243,379	486,678
AIA Engineering Ltd.	Machinery	19,061	845,119
Alkem Laboratories Ltd.	Pharmaceuticals	25,674	1,605,162
Ambuja Cements Ltd.	Construction Materials	364,905	2,284,226
APL Apollo Tubes Ltd.	Metals & Mining	85,674	1,582,236
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	49,435	3,388,649
Ashok Leyland Ltd.	Machinery	715,030	1,560,003
Asian Paints Ltd.	Chemicals	225,094	9,203,525
Astral Ltd.	Building Products	59,190	1,356,842
[b] AU Small Finance Bank Ltd.	Banks	163,149	1,543,778
Aurobindo Pharma Ltd.	Pharmaceuticals	132,386	1,724,552
[a,b] Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	74,363	3,648,413
Axis Bank Ltd.	Banks	1,136,793	15,058,652
Bajaj Auto Ltd.	Automobiles	33,873	2,766,889
Bajaj Finance Ltd.	Consumer Finance	122,272	10,767,195
Bajaj Finserv Ltd.	Financial Services	190,411	3,857,474
Bajaj Holdings & Investment Ltd.	Financial Services	13,615	1,255,678
Balkrishna Industries Ltd.	Automobile Components	40,099	1,237,732
[b] Bandhan Bank Ltd.	Banks	393,723	1,142,176
Bank of Baroda	Banks	514,830	1,429,778
Bank of India	Banks	378,133	511,668
Bata India Ltd.	Textiles, Apparel & Luxury Goods	31,928	633,620
Bayer CropScience Ltd.	Chemicals	6,375	425,327
Berger Paints India Ltd.	Chemicals	144,866	1,052,629
Bharat Electronics Ltd.	Aerospace & Defense	1,782,519	3,945,742
Bharat Forge Ltd.	Automobile Components	125,773	1,871,698
Bharat Heavy Electricals Ltd.	Electrical Equipment	637,912	1,483,744
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	498,101	2,697,501
Bharti Airtel Ltd.	Wireless Telecommunication Services	73,974	567,025
Bharti Airtel Ltd.	Wireless Telecommunication Services	1,156,664	14,347,492
Biocon Ltd.	Biotechnology	227,817	683,475
Bosch Ltd.	Automobile Components	4,342	1,158,569
Britannia Industries Ltd.	Food Products	59,190	3,797,243
Canara Bank	Banks	181,075	952,010
Castrol India Ltd.	Chemicals	239,100	516,480
CG Power & Industrial Solutions Ltd.	Electrical Equipment	318,939	1,741,610
Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	204,312	3,093,146
Cipla Ltd.	Pharmaceuticals	255,079	3,820,342
Coal India Ltd.	Oil, Gas & Consumable Fuels	1,130,958	5,110,216
Coforge Ltd.	IT Services	29,205	2,202,086
Colgate-Palmolive India Ltd.	Personal Care Products	66,192	2,012,238
Container Corp. of India Ltd.	Ground Transportation	137,086	1,416,184
Coromandel International Ltd.	Chemicals	54,564	820,718
Cummins India Ltd.	Machinery	67,359	1,589,758
Dabur India Ltd.	Personal Care Products	288,565	1,932,234
Dalmia Bharat Ltd.	Construction Materials	40,877	1,117,644
Deepak Nitrite Ltd.	Chemicals	34,264	1,021,656
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	63,858	2,995,842

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[c] Dixon Technologies India Ltd.	Household Durables	17,894	1,412,091
DLF Ltd.	Real Estate Management & Development	309,603	2,702,626
[b] Dr Lal PathLabs Ltd.	Health Care Providers & Services	17,377	538,285
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	60,357	4,205,361
Eicher Motors Ltd.	Automobiles	69,306	3,450,985
Emami Ltd.	Personal Care Products	102,792	696,387
Embassy Office Parks REIT	Office REITs	415,452	1,620,844
Exide Industries Ltd.	Automobile Components	228,984	874,646
Federal Bank Ltd.	Banks	896,494	1,682,264
[a] FSN E-Commerce Ventures Ltd.	Specialty Retail	677,622	1,416,501
GAIL India Ltd.	Gas Utilities	1,314,788	2,561,201
[b] General Insurance Corp. of India	Insurance	48,918	181,090
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	21,006	479,158
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	75,141	771,106
[a] GMR Airports Infrastructure Ltd.	Transportation Infrastructure	1,216,502	1,177,561
Godrej Consumer Products Ltd.	Personal Care Products	181,853	2,472,093
[a] Godrej Industries Ltd.	Industrial Conglomerates	33,232	297,301
[a] Godrej Properties Ltd.	Real Estate Management & Development	52,278	1,264,862
Grasim Industries Ltd.	Construction Materials	191,219	4,905,611
Gujarat Fluorochemicals Ltd.	Chemicals	20,044	891,052
Gujarat Gas Ltd.	Gas Utilities	100,456	557,125
Havells India Ltd.	Electrical Equipment	119,938	1,971,660
HCL Technologies Ltd.	IT Services	527,308	9,290,367
[b] HDFC Asset Management Co. Ltd.	Capital Markets	50,213	1,933,967
HDFC Bank Ltd.	Banks	2,350,349	48,277,286
[b] HDFC Life Insurance Co. Ltd.	Insurance	491,877	3,822,648
Hero MotoCorp Ltd.	Automobiles	65,025	3,234,733
Hindalco Industries Ltd.	Metals & Mining	702,939	5,193,878
[c] Hindustan Aeronautics Ltd.	Aerospace & Defense	94,621	3,188,383
[a] Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	303,540	1,455,073
Hindustan Unilever Ltd.	Personal Care Products	442,412	14,163,085
Hindustan Zinc Ltd.	Metals & Mining	114,464	437,491
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	1,167	516,747
ICICI Bank Ltd.	Banks	784,336	9,393,511
[b] ICICI Lombard General Insurance Co. Ltd.	Insurance	119,938	2,046,825
[b] ICICI Prudential Life Insurance Co. Ltd.	Insurance	190,022	1,221,352
IDBI Bank Ltd.	Banks	280,785	227,425
[a] IDFC First Bank Ltd.	Banks	1,726,050	1,843,996
Indian Bank	Banks	97,733	494,339
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	412,816	2,174,615
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	2,045,412	3,191,741
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	149,923	1,598,974
[b] Indian Railway Finance Corp. Ltd.	Financial Services	889,492	1,061,976
Indraprastha Gas Ltd.	Gas Utilities	175,505	882,336
[a] Indus Towers Ltd.	Diversified Telecommunication Services	414,761	992,122
Info Edge India Ltd.	Interactive Media & Services	38,154	2,356,789
Infosys Ltd.	IT Services	1,748,255	32,415,107
[a,b] InterGlobe Aviation Ltd.	Passenger Airlines	70,473	2,512,811
Ipca Laboratories Ltd.	Pharmaceuticals	68,137	911,468
ITC Ltd.	Tobacco	1,488,474	8,265,747
Jindal Steel & Power Ltd.	Metals & Mining	194,331	1,747,055
[a] Jio Financial Services Ltd.	Financial Services	1,574,537	4,407,786
JSW Energy Ltd.	Independent Power Producers & Energy Traders	191,360	940,660
JSW Steel Ltd.	Metals & Mining	501,213	5,301,921
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	180,686	1,226,920
Kansai Nerolac Paints Ltd.	Chemicals	100,845	403,859
Kotak Mahindra Bank Ltd.	Banks	49,992	1,146,322
L&T Finance Holdings Ltd.	Financial Services	418,651	830,372
[b] L&T Technology Services Ltd.	Professional Services	13,226	835,222
Larsen & Toubro Ltd.	Construction & Engineering	336,087	14,240,949
[b] Laurus Labs Ltd.	Pharmaceuticals	193,553	1,000,634
LIC Housing Finance Ltd.	Financial Services	150,312	968,377
Linde India Ltd.	Chemicals	10,503	711,890
[b] LTIMindtree Ltd.	IT Services	45,545	3,445,386
Lupin Ltd.	Pharmaceuticals	119,938	1,906,800

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[b] Macrotech Developers Ltd.	Real Estate Management & Development	111,769	1,374,787
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	294,400	978,931
Mahindra & Mahindra Ltd.	Automobiles	468,116	9,728,678
[a] Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	104,240	166,794
[a] Mankind Pharma Ltd.	Pharmaceuticals	35,431	844,115
Marico Ltd.	Food Products	258,580	1,704,419
Maruti Suzuki India Ltd.	Automobiles	66,192	8,194,958
[a] Max Financial Services Ltd.	Insurance	119,938	1,375,456
Max Healthcare Institute Ltd.	Health Care Providers & Services	329,472	2,717,101
Mphasis Ltd.	IT Services	40,852	1,345,021
MRF Ltd.	Automobile Components	1,312	2,043,027
Muthoot Finance Ltd.	Consumer Finance	52,936	939,141
Nestle India Ltd.	Food Products	17,894	5,715,737
NHPC Ltd.	Independent Power Producers & Energy Traders	1,310,509	1,017,366
[b] Nippon Life India Asset Management Ltd.	Capital Markets	70,084	377,187
NMDC Ltd.	Metals & Mining	573,274	1,444,315
NTPC Ltd.	Independent Power Producers & Energy Traders	2,361,241	8,829,071
Oberoi Realty Ltd.	Real Estate Management & Development	58,755	1,019,111
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,934,387	4,766,593
Oil India Ltd.	Oil, Gas & Consumable Fuels	165,513	740,210
[a] One 97 Communications Ltd.	Financial Services	174,073	1,329,284
Oracle Financial Services Software Ltd.	Software	11,281	571,115
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	2,827	1,308,384
Patanjali Foods Ltd.	Food Products	47,325	895,728
[a] PB Fintech Ltd.	Insurance	154,980	1,479,982
Persistent Systems Ltd.	IT Services	24,896	2,210,770
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	373,465	999,258
PI Industries Ltd.	Chemicals	40,099	1,694,240
Pidilite Industries Ltd.	Chemicals	75,919	2,477,087
Piramal Enterprises Ltd.	Financial Services	59,190	662,505
Polycab India Ltd.	Electrical Equipment	23,729	1,564,044
Power Finance Corp. Ltd.	Financial Services	724,755	3,332,277
Power Grid Corp. of India Ltd.	Electric Utilities	2,090,179	5,958,035
Punjab National Bank	Banks	1,095,138	1,260,122
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	69,657	306,834
[b] RBL Bank Ltd.	Banks	221,593	743,758
REC Ltd.	Financial Services	622,320	3,087,528
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	35,820	388,919
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,676,583	52,081,335
Samvardhana Motherson International Ltd.	Automobile Components	1,190,928	1,459,075
SBI Cards & Payment Services Ltd.	Consumer Finance	144,477	1,318,916
[b] SBI Life Insurance Co. Ltd.	Insurance	209,504	3,606,801
Schaeffler India Ltd.	Machinery	20,425	786,183
Shree Cement Ltd.	Construction Materials	6,613	2,277,079
Shriram Finance Ltd.	Consumer Finance	139,420	3,440,190
Siemens Ltd.	Industrial Conglomerates	44,378	2,146,378
Solar Industries India Ltd.	Chemicals	12,059	974,922
[b] Sona Blw Precision Forgings Ltd.	Automobile Components	176,018	1,363,280
SRF Ltd.	Chemicals	70,862	2,111,245
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	112,158	720,752
State Bank of India	Banks	890,659	6,872,033
Steel Authority of India Ltd.	Metals & Mining	721,643	1,072,313
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	542,481	8,210,514
Sun TV Network Ltd.	Media	43,136	369,187
Supreme Industries Ltd.	Chemicals	31,928	1,743,069
[b] Syngene International Ltd.	Life Sciences Tools & Services	80,976	682,587
Tata Communications Ltd.	Diversified Telecommunication Services	56,856	1,209,562
Tata Consultancy Services Ltd.	IT Services	509,384	23,220,889
Tata Consumer Products Ltd.	Food Products	303,768	3,967,314
Tata Elxsi Ltd.	Software	17,116	1,800,472
Tata Motors Ltd., Class A	Automobiles	919,088	8,614,474
Tata Motors Ltd., Class A	Automobiles	232,096	1,448,408
Tata Power Co. Ltd.	Electric Utilities	825,632	3,295,533
Tata Steel Ltd.	Metals & Mining	4,104,828	6,886,290
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	251,639	277,150

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Tech Mahindra Ltd.	IT Services	302,601	4,627,903
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	207,559	9,167,628
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	48,268	1,337,331
Torrent Power Ltd.	Electric Utilities	107,849	1,210,314
Trent Ltd.	Specialty Retail	90,342	3,316,643
Tube Investments of India Ltd.	Automobile Components	50,213	2,137,109
TVS Motor Co. Ltd.	Automobiles	117,993	2,872,485
UltraTech Cement Ltd.	Construction Materials	57,245	7,225,334
Union Bank of India Ltd.	Banks	745,015	1,066,306
United Breweries Ltd.	Beverages	34,756	745,606
United Spirits Ltd.	Beverages	144,088	1,935,430
UNO Minda Ltd.	Automobile Components	83,340	688,693
UPL Ltd.	Chemicals	262,859	1,855,029
Varun Beverages Ltd.	Beverages	232,485	3,455,687
Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	29,946	456,277
Vedanta Ltd.	Metals & Mining	669,840	2,081,232
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	4,004,727	770,013
Voltas Ltd.	Construction & Engineering	114,103	1,341,517
Whirlpool of India Ltd.	Household Durables	15,472	254,140
Wipro Ltd.	IT Services	700,605	3,968,036
[a] Yes Bank Ltd.	Banks	9,959,110	2,567,159
[a] Zee Entertainment Enterprises Ltd.	Media	414,372	1,367,899
[a] Zomato Ltd.	Hotels, Restaurants & Leisure	2,898,306	4,308,428
Zydus Lifesciences Ltd.	Pharmaceuticals	125,773	1,041,688

Total Common Stocks (Cost $584,487,050)			682,298,196

Total Investments (Cost $584,487,050) 100.7%			682,298,196
Other Assets, less Liabilities (0.7)%			(5,038,030)

Net Assets 100.0%			$677,260,166

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $33,082,963, representing 4.9% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $4,600,474, representing 0.7% of net assets.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
IFSC Nifty 50	Long	241	$10,530,977	1/25/24	$129,217

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

SRF	–	State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.8%
Japan 99.8%
ABC-Mart, Inc.	Specialty Retail	29,100	$508,806
Acom Co. Ltd.	Consumer Finance	145,500	363,595
Activia Properties, Inc.	Diversified REITs	291	801,912
Advance Residence Investment Corp.	Residential REITs	485	1,087,105
Advantest Corp.	Semiconductors & Semiconductor Equipment	283,500	9,646,400
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	271,600	6,070,447
AEON Financial Service Co. Ltd.	Consumer Finance	48,500	435,186
Aeon Mall Co. Ltd.	Real Estate Management & Development	38,800	487,683
AEON REIT Investment Corp.	Retail REITs	679	681,023
AGC, Inc.	Building Products	67,900	2,521,807
Aica Kogyo Co. Ltd.	Chemicals	19,400	469,519
Ain Holdings, Inc.	Consumer Staples Distribution & Retail	9,700	307,829
Air Water, Inc.	Chemicals	67,900	927,858
Aisin Corp.	Automobile Components	67,900	2,375,874
Ajinomoto Co., Inc.	Food Products	194,000	7,485,885
Alfresa Holdings Corp.	Health Care Providers & Services	58,200	989,334
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	77,600	676,207
Amada Co. Ltd.	Machinery	116,400	1,213,704
Amano Corp.	Electronic Equipment, Instruments & Components	29,100	689,830
Amvis Holdings, Inc.	Health Care Providers & Services	9,700	206,756
[a] ANA Holdings, Inc.	Passenger Airlines	58,200	1,263,243
Anritsu Corp.	Electronic Equipment, Instruments & Components	48,500	468,040
[b] Aozora Bank Ltd.	Banks	48,500	1,053,735
Ariake Japan Co. Ltd.	Food Products	9,700	319,595
As One Corp.	Health Care Providers & Services	9,700	385,303
Asahi Group Holdings Ltd.	Beverages	184,300	6,873,666
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	77,600	1,578,916
Asahi Kasei Corp.	Chemicals	475,300	3,502,885
Asics Corp.	Textiles, Apparel & Luxury Goods	67,900	2,127,835
ASKUL Corp.	Broadline Retail	15,400	234,856
Astellas Pharma, Inc.	Pharmaceuticals	688,700	8,236,262
Azbil Corp.	Electronic Equipment, Instruments & Components	48,500	1,605,199
AZ-COM MARUWA Holdings, Inc.	Air Freight & Logistics	19,400	210,403
Bandai Namco Holdings, Inc.	Leisure Products	223,100	4,472,919
BayCurrent Consulting, Inc.	Professional Services	48,500	1,703,245
[b] Benefit One, Inc.	Professional Services	19,400	292,073
Benesse Holdings, Inc.	Diversified Consumer Services	29,100	538,117
Bic Camera, Inc.	Specialty Retail	58,200	554,836
BIPROGY, Inc.	IT Services	29,100	911,310
Bridgestone Corp.	Automobile Components	213,400	8,839,949
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	87,300	1,393,592
Calbee, Inc.	Food Products	29,100	584,869
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	19,400	588,413
Canon, Inc.	Technology Hardware, Storage & Peripherals	358,900	9,215,619
Capcom Co. Ltd.	Entertainment	67,900	2,194,300
Casio Computer Co. Ltd.	Household Durables	77,600	673,454
Central Japan Railway Co.	Ground Transportation	349,200	8,877,378
Chiba Bank Ltd.	Banks	232,800	1,681,847
Chubu Electric Power Co., Inc.	Electric Utilities	271,600	3,509,146
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	252,200	9,556,337
Chugin Financial Group, Inc.	Banks	67,900	482,351
Chugoku Electric Power Co., Inc.	Electric Utilities	116,400	831,016
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	58,200	835,763
COMSYS Holdings Corp.	Construction & Engineering	38,800	855,923
Concordia Financial Group Ltd.	Banks	417,100	1,907,098
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	29,100	1,169,532
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	6,840	790,108
Credit Saison Co. Ltd.	Consumer Finance	58,200	1,073,137
CyberAgent, Inc.	Media	164,900	1,035,274

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	97,000	2,871,194
Daicel Corp.	Chemicals	97,000	939,864
Daido Steel Co. Ltd.	Metals & Mining	69,000	734,636
Daifuku Co. Ltd.	Machinery	106,700	2,158,900
Dai-ichi Life Holdings, Inc.	Insurance	358,900	7,616,887
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	727,500	19,980,706
Daiichikosho Co. Ltd.	Entertainment	29,100	430,679
Daikin Industries Ltd.	Building Products	102,042	16,636,653
Daio Paper Corp.	Paper & Forest Products	29,100	231,801
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	24,939	2,892,273
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	252,200	7,642,207
Daiwa House REIT Investment Corp.	Diversified REITs	776	1,385,439
Daiwa Office Investment Corp.	Office REITs	97	457,547
Daiwa Securities Group, Inc.	Capital Markets	543,200	3,656,910
Daiwa Securities Living Investments Corp.	Residential REITs	776	574,101
DeNA Co. Ltd.	Entertainment	29,100	284,230
Denka Co. Ltd.	Chemicals	29,100	515,205
Denso Corp.	Automobile Components	785,700	11,854,050
Dentsu Group, Inc.	Media	77,600	1,991,465
Dentsu Soken, Inc.	IT Services	9,700	401,816
Descente Ltd.	Textiles, Apparel & Luxury Goods	9,700	255,951
DIC Corp.	Chemicals	29,100	572,072
Disco Corp.	Semiconductors & Semiconductor Equipment	32,142	7,975,083
DMG Mori Co. Ltd.	Machinery	38,800	743,222
Dowa Holdings Co. Ltd.	Metals & Mining	19,400	708,957
East Japan Railway Co.	Ground Transportation	138,920	8,010,219
Ebara Corp.	Machinery	38,800	2,297,506
Eisai Co. Ltd.	Pharmaceuticals	97,000	4,852,064
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	63,800	1,035,653
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,076,700	4,279,917
EXEO Group, Inc.	Construction & Engineering	38,800	862,803
Ezaki Glico Co. Ltd.	Food Products	19,400	574,514
Fancl Corp.	Personal Care Products	29,100	489,403
FANUC Corp.	Machinery	368,600	10,842,561
Fast Retailing Co. Ltd.	Specialty Retail	59,328	14,724,689
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	38,800	797,302
FP Corp.	Containers & Packaging	19,400	408,834
Frontier Real Estate Investment Corp.	Retail REITs	194	595,843
Fuji Electric Co. Ltd.	Electrical Equipment	48,500	2,087,860
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	9,700	290,353
Fuji Media Holdings, Inc.	Media	19,400	215,838
Fuji Oil Holdings, Inc.	Food Products	19,400	334,044
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	135,800	8,161,678
Fujikura Ltd.	Electrical Equipment	97,000	746,180
Fujitsu General Ltd.	Household Durables	19,400	318,976
Fujitsu Ltd.	IT Services	68,450	10,329,648
Fukuoka Financial Group, Inc.	Banks	58,200	1,373,467
Furukawa Electric Co. Ltd.	Electrical Equipment	19,400	305,077
Fuyo General Lease Co. Ltd.	Financial Services	9,700	842,506
GLP J-Reit	Industrial REITs	1,746	1,740,055
GMO internet group, Inc.	IT Services	19,400	352,690
GMO Payment Gateway, Inc.	Financial Services	16,200	1,125,887
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	13,780	990,639
GS Yuasa Corp.	Electrical Equipment	29,100	409,728
GungHo Online Entertainment, Inc.	Entertainment	9,700	161,793
Hachijuni Bank Ltd.	Banks	174,600	973,069
Hakuhodo DY Holdings, Inc.	Media	87,300	669,085
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	48,500	1,995,318
Hankyu Hanshin Holdings, Inc.	Ground Transportation	87,300	2,779,754
Harmonic Drive Systems, Inc.	Machinery	19,400	572,450
Haseko Corp.	Household Durables	97,000	1,260,491
Heiwa Corp.	Hotels, Restaurants & Leisure	19,400	288,840
Hikari Tsushin, Inc.	Industrial Conglomerates	9,700	1,608,640
[a] Hino Motors Ltd.	Machinery	106,700	350,722
Hirogin Holdings, Inc.	Banks	116,400	745,313

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	12,360	1,399,684
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	29,100	889,843
Hitachi Construction Machinery Co. Ltd.	Machinery	38,800	1,025,731
Hitachi Ltd.	Industrial Conglomerates	339,500	24,490,814
Honda Motor Co. Ltd.	Automobiles	1,862,400	19,366,424
Horiba Ltd.	Electronic Equipment, Instruments & Components	15,400	1,204,866
Hoshizaki Corp.	Machinery	44,200	1,618,075
House Foods Group, Inc.	Food Products	29,100	642,974
Hoya Corp.	Health Care Equipment & Supplies	131,490	16,438,582
Hulic Co. Ltd.	Real Estate Management & Development	155,200	1,625,428
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	38,800	2,150,816
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	436,500	2,376,321
IHI Corp.	Machinery	48,500	949,840
Iida Group Holdings Co. Ltd.	Household Durables	48,500	726,399
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	776	768,404
INFRONEER Holdings, Inc.	Construction & Engineering	87,300	869,099
Inpex Corp.	Oil, Gas & Consumable Fuels	358,900	4,848,383
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	38,800	793,724
Invincible Investment Corp.	Hotel & Resort REITs	2,619	1,133,203
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	135,800	1,477,637
Isuzu Motors Ltd.	Automobiles	194,000	2,498,964
Ito En Ltd.	Beverages	19,400	589,238
ITOCHU Corp.	Trading Companies & Distributors	514,100	21,030,038
Itoham Yonekyu Holdings, Inc.	Food Products	9,700	265,240
Iwatani Corp.	Oil, Gas & Consumable Fuels	19,400	885,233
Iyogin Holdings, Inc.	Banks	97,000	651,712
Izumi Co. Ltd.	Broadline Retail	19,400	498,004
J Front Retailing Co. Ltd.	Broadline Retail	97,000	882,756
Japan Airlines Co. Ltd.	Passenger Airlines	58,200	1,145,588
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	29,100	1,282,027
Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	19,400	443,786
Japan Exchange Group, Inc.	Capital Markets	203,700	4,310,094
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	1,746	857,024
Japan Logistics Fund, Inc.	Industrial REITs	388	787,119
Japan Metropolitan Fund Invest	Retail REITs	2,619	1,893,007
Japan Post Bank Co. Ltd.	Banks	552,900	5,631,752
Japan Post Holdings Co. Ltd.	Insurance	766,300	6,846,041
Japan Post Insurance Co. Ltd.	Insurance	67,900	1,205,998
Japan Prime Realty Investment Corp.	Office REITs	388	963,257
Japan Real Estate Investment Corp.	Office REITs	485	2,009,079
Japan Steel Works Ltd.	Machinery	19,400	337,140
Japan Tobacco, Inc.	Tobacco	455,900	11,787,172
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	19,400	161,277
Jeol Ltd.	Health Care Equipment & Supplies	19,400	851,795
JFE Holdings, Inc.	Metals & Mining	223,100	3,461,706
JGC Holdings Corp.	Construction & Engineering	77,600	895,829
JMDC, Inc.	Health Care Technology	9,700	293,312
JSR Corp.	Chemicals	67,900	1,936,147
JTEKT Corp.	Automobile Components	87,300	739,059
Justsystems Corp.	Software	9,700	225,333
Kadokawa Corp.	Media	29,100	592,610
Kagome Co. Ltd.	Food Products	29,100	647,928
Kajima Corp.	Construction & Engineering	164,900	2,756,326
Kakaku.com, Inc.	Interactive Media & Services	48,500	600,660
Kamigumi Co. Ltd.	Transportation Infrastructure	38,800	926,378
Kandenko Co. Ltd.	Construction & Engineering	38,800	379,248
Kaneka Corp.	Chemicals	19,400	492,912
Kansai Electric Power Co., Inc.	Electric Utilities	281,300	3,735,236
Kansai Paint Co. Ltd.	Chemicals	67,900	1,160,243
Kao Corp.	Personal Care Products	174,600	7,183,147
Katitas Co. Ltd.	Real Estate Management & Development	19,400	301,224
Kawasaki Heavy Industries Ltd.	Machinery	58,200	1,287,600
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	77,600	3,330,118
KDDI Corp.	Wireless Telecommunication Services	591,700	18,827,963

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

KDX Realty Investment Corp.	Diversified REITs	1,479	1,686,929
Keihan Holdings Co. Ltd.	Industrial Conglomerates	38,800	1,014,447
Keikyu Corp.	Ground Transportation	97,000	886,541
Keio Corp.	Ground Transportation	48,500	1,527,107
Keisei Electric Railway Co. Ltd.	Ground Transportation	48,500	2,292,552
Kewpie Corp.	Food Products	38,800	683,775
Keyence Corp.	Electronic Equipment, Instruments & Components	74,967	33,032,700
Kikkoman Corp.	Food Products	67,900	4,158,381
Kinden Corp.	Construction & Engineering	48,500	824,273
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	67,900	2,153,843
Kirin Holdings Co. Ltd.	Beverages	281,300	4,122,328
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	22,980	1,106,783
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	58,200	1,719,827
Kobe Steel Ltd.	Metals & Mining	126,100	1,631,930
Koei Tecmo Holdings Co. Ltd.	Entertainment	58,200	664,028
Koito Manufacturing Co. Ltd.	Automobile Components	87,300	1,360,773
Kokuyo Co. Ltd.	Commercial Services & Supplies	29,100	473,510
Komatsu Ltd.	Machinery	349,200	9,134,981
Konami Group Corp.	Entertainment	38,800	2,031,922
[a] Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	174,600	511,242
Kose Corp.	Personal Care Products	11,180	838,619
Kotobuki Spirits Co. Ltd.	Food Products	38,000	582,480
K’s Holdings Corp.	Specialty Retail	58,200	545,341
Kubota Corp.	Machinery	407,400	6,133,540
Kuraray Co. Ltd.	Chemicals	126,100	1,275,043
Kurita Water Industries Ltd.	Machinery	38,800	1,519,194
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	17,460	397,178
Kyocera Corp.	Electronic Equipment, Instruments & Components	465,600	6,796,743
Kyoto Financial Group, Inc.	Banks	116,400	1,813,538
Kyowa Kirin Co. Ltd.	Pharmaceuticals	97,000	1,630,657
Kyudenko Corp.	Construction & Engineering	19,400	699,875
[a] Kyushu Electric Power Co., Inc.	Electric Utilities	174,600	1,264,481
Kyushu Financial Group, Inc.	Banks	145,500	840,924
Kyushu Railway Co.	Ground Transportation	58,200	1,282,646
LaSalle Logiport REIT	Industrial REITs	679	732,075
Lasertec Corp.	Semiconductors & Semiconductor Equipment	29,100	7,672,344
Lawson, Inc.	Consumer Staples Distribution & Retail	19,400	1,002,200
Lion Corp.	Household Products	97,000	900,301
Lixil Corp.	Building Products	97,000	1,211,296
LY Corp.	Interactive Media & Services	1,008,800	3,575,666
M3, Inc.	Health Care Technology	159,172	2,634,049
Mabuchi Motor Co. Ltd.	Electrical Equipment	38,800	643,731
Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	19,400	1,023,392
Makita Corp.	Machinery	97,000	2,676,479
Mani, Inc.	Health Care Equipment & Supplies	19,400	293,656
Marubeni Corp.	Trading Companies & Distributors	591,700	9,353,124
Marui Group Co. Ltd.	Consumer Finance	67,900	1,138,811
Maruichi Steel Tube Ltd.	Metals & Mining	19,400	504,884
Matsui Securities Co. Ltd.	Capital Markets	38,800	201,458
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	135,800	2,405,253
Mazda Motor Corp.	Automobiles	223,100	2,410,930
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	29,100	1,261,179
Mebuki Financial Group, Inc.	Banks	368,600	1,121,383
Medipal Holdings Corp.	Health Care Providers & Services	58,200	943,510
MEIJI Holdings Co. Ltd.	Food Products	97,000	2,304,249
Menicon Co. Ltd.	Health Care Equipment & Supplies	19,400	323,242
[a] Mercari, Inc.	Broadline Retail	48,500	898,753
MINEBEA MITSUMI, Inc.	Machinery	155,200	3,190,858
MISUMI Group, Inc.	Machinery	106,700	1,808,481
Mitsubishi Chemical Group Corp.	Chemicals	494,700	3,031,783
Mitsubishi Corp.	Trading Companies & Distributors	1,309,500	20,931,751
Mitsubishi Electric Corp.	Electrical Equipment	746,900	10,590,531
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	417,100	5,748,513
Mitsubishi Gas Chemical Co., Inc.	Chemicals	67,900	1,086,313
Mitsubishi HC Capital, Inc.	Financial Services	310,400	2,084,599

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Mitsubishi Heavy Industries Ltd.	Machinery	106,700	6,237,159
Mitsubishi Logistics Corp.	Transportation Infrastructure	19,400	584,697
Mitsubishi Materials Corp.	Metals & Mining	48,500	841,990
Mitsubishi Motors Corp.	Automobiles	242,500	772,326
Mitsubishi UFJ Financial Group, Inc.	Banks	4,462,000	38,343,829
Mitsui & Co. Ltd.	Trading Companies & Distributors	572,300	21,506,919
Mitsui Chemicals, Inc.	Chemicals	67,900	2,014,171
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	339,500	8,327,358
Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	194	629,557
Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	9,700	506,398
Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	19,400	596,531
Mitsui OSK Lines Ltd.	Marine Transportation	126,100	4,040,245
Miura Co. Ltd.	Machinery	38,800	772,807
Mizuho Financial Group, Inc.	Banks	978,900	16,751,286
[a] Money Forward, Inc.	Software	19,400	594,743
MonotaRO Co. Ltd.	Trading Companies & Distributors	89,380	976,029
Mori Hills REIT Investment Corp., Class C	Office REITs	582	578,780
Morinaga & Co. Ltd.	Food Products	19,400	352,071
Morinaga Milk Industry Co. Ltd.	Food Products	29,100	563,093
MS&AD Insurance Group Holdings, Inc.	Insurance	174,600	6,868,574
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	649,900	13,797,352
Nabtesco Corp.	Machinery	38,800	791,935
Nagase & Co. Ltd.	Trading Companies & Distributors	38,800	621,989
Nagoya Railroad Co. Ltd.	Ground Transportation	77,600	1,245,629
Nankai Electric Railway Co. Ltd.	Ground Transportation	38,800	788,495
NEC Corp.	IT Services	97,000	5,745,141
NEC Networks & System Integration Corp.	IT Services	29,100	491,055
NET One Systems Co. Ltd.	IT Services	29,100	496,112
Nexon Co. Ltd.	Entertainment	155,200	2,828,674
NGK Insulators Ltd.	Machinery	97,000	1,159,693
NH Foods Ltd.	Food Products	38,800	1,315,534
NHK Spring Co. Ltd.	Automobile Components	58,200	494,151
Nichirei Corp.	Food Products	38,800	956,102
NIDEC Corp.	Electrical Equipment	194,000	7,836,785
Nifco, Inc.	Automobile Components	29,100	752,373
Nihon Kohden Corp.	Health Care Equipment & Supplies	29,100	921,218
Nihon M&A Center Holdings, Inc.	Professional Services	97,000	535,089
Nikon Corp.	Household Durables	116,400	1,152,606
Nintendo Co. Ltd.	Entertainment	397,700	20,759,500
Nippon Accommodations Fund, Inc.	Residential REITs	194	831,153
Nippon Building Fund, Inc.	Office REITs	582	2,522,358
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	29,100	625,636
NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	29,100	1,654,188
Nippon Kayaku Co. Ltd.	Chemicals	58,200	555,455
Nippon Paint Holdings Co. Ltd.	Chemicals	388,000	3,137,466
Nippon Prologis REIT, Inc.	Industrial REITs	958	1,844,242
Nippon Sanso Holdings Corp.	Chemicals	67,900	1,818,630
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	19,400	687,490
Nippon Shokubai Co. Ltd.	Chemicals	9,700	373,881
Nippon Steel Corp.	Metals & Mining	310,400	7,111,590
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	10,931,900	13,360,522
Nippon Yusen KK	Marine Transportation	175,270	5,434,141
Nipro Corp.	Health Care Equipment & Supplies	38,000	298,383
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	29,100	493,222
Nissan Chemical Corp.	Chemicals	50,260	1,962,914
Nissan Motor Co. Ltd.	Automobiles	746,900	2,936,104
Nisshin Seifun Group, Inc.	Food Products	97,000	1,306,246
Nissin Foods Holdings Co. Ltd.	Food Products	80,700	2,816,887
Niterra Co. Ltd.	Automobile Components	77,600	1,843,399
Nitori Holdings Co. Ltd.	Specialty Retail	29,100	3,897,063
Nitto Denko Corp.	Chemicals	58,200	4,355,299
Noevir Holdings Co. Ltd.	Personal Care Products	9,700	353,653
NOF Corp.	Chemicals	29,100	1,446,124
NOK Corp.	Automobile Components	38,800	517,820
Nomura Holdings, Inc.	Capital Markets	1,154,300	5,221,287

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	38,800	1,020,777
Nomura Real Estate Master Fund, Inc.	Diversified REITs	1,746	2,043,481
Nomura Research Institute Ltd.	IT Services	164,900	4,796,814
NS Solutions Corp.	IT Services	9,700	314,779
NSK Ltd.	Machinery	164,900	892,458
NTT Data Group Corp.	IT Services	242,500	3,438,484
Obayashi Corp.	Construction & Engineering	261,900	2,266,407
OBIC Business Consultants Co. Ltd.	Software	9,700	443,786
Obic Co. Ltd.	IT Services	25,820	4,449,545
Odakyu Electric Railway Co. Ltd.	Ground Transportation	116,400	1,775,971
Oji Holdings Corp.	Paper & Forest Products	339,500	1,307,622
OKUMA Corp.	Machinery	9,700	417,985
Olympus Corp.	Health Care Equipment & Supplies	465,600	6,738,947
Omron Corp.	Electronic Equipment, Instruments & Components	69,973	3,267,359
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	155,200	2,769,777
Open House Group Co. Ltd.	Household Durables	29,100	863,422
Oracle Corp.	Software	12,620	973,042
Orient Corp.	Consumer Finance	20,600	156,348
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	358,900	13,367,739
ORIX Corp.	Financial Services	446,200	8,406,208
Orix JREIT, Inc.	Office REITs	970	1,145,588
Osaka Gas Co. Ltd.	Gas Utilities	145,500	3,039,420
OSG Corp.	Machinery	29,100	417,366
Otsuka Corp.	IT Services	38,800	1,599,833
Otsuka Holdings Co. Ltd.	Pharmaceuticals	184,300	6,914,191
PALTAC Corp.	Distributors	9,700	307,141
Pan Pacific International Holdings Corp.	Broadline Retail	155,200	3,703,311
Panasonic Holdings Corp.	Household Durables	814,800	8,071,132
[a] Park24 Co. Ltd.	Commercial Services & Supplies	48,500	621,473
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	106,700	599,346
[a] PeptiDream, Inc.	Biotechnology	34,600	364,824
Persol Holdings Co. Ltd.	Professional Services	679,000	1,166,023
Pigeon Corp.	Household Products	38,800	446,951
Pola Orbis Holdings, Inc.	Personal Care Products	29,100	326,957
Rakus Co. Ltd.	Software	38,800	719,003
[a] Rakuten Bank Ltd.	Banks	29,100	435,943
Rakuten Group, Inc.	Broadline Retail	533,500	2,376,493
Recruit Holdings Co. Ltd.	Professional Services	562,600	23,796,168
Relo Group, Inc.	Real Estate Management & Development	38,800	467,730
[a] Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	514,100	9,295,226
Rengo Co. Ltd.	Containers & Packaging	77,600	517,407
Resona Holdings, Inc.	Banks	814,800	4,141,043
Resonac Holdings Corp.	Chemicals	67,900	1,353,376
Resorttrust, Inc.	Hotels, Restaurants & Leisure	19,400	336,590
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	223,100	1,713,841
Rinnai Corp.	Household Durables	38,800	899,407
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	126,100	2,417,260
Rohto Pharmaceutical Co. Ltd.	Personal Care Products	77,600	1,564,880
Ryohin Keikaku Co. Ltd.	Broadline Retail	87,300	1,461,089
Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	9,700	534,952
Sankyo Co. Ltd.	Leisure Products	19,400	1,131,552
Sankyu, Inc.	Air Freight & Logistics	19,400	712,948
Sanrio Co. Ltd.	Specialty Retail	19,400	808,998
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	126,100	1,256,707
Sanwa Holdings Corp.	Building Products	77,600	1,177,100
Sapporo Holdings Ltd.	Beverages	19,400	855,648
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	19,400	716,801
SBI Holdings, Inc.	Capital Markets	97,000	2,182,466
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	30,500	2,580,969
SCSK Corp.	IT Services	48,500	961,881
Secom Co. Ltd.	Commercial Services & Supplies	67,900	4,890,938
Sega Sammy Holdings, Inc.	Leisure Products	58,200	814,090
Seibu Holdings, Inc.	Ground Transportation	77,600	1,077,197
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	97,000	1,452,110
Seino Holdings Co. Ltd.	Ground Transportation	48,500	735,516

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Sekisui Chemical Co. Ltd.	Household Durables	126,100	1,817,976
Sekisui House Ltd.	Household Durables	213,400	4,740,877
Sekisui House Reit, Inc.	Diversified REITs	1,552	848,767
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	300,700	11,933,725
Seven Bank Ltd.	Banks	252,200	536,135
SG Holdings Co. Ltd.	Air Freight & Logistics	164,900	2,367,411
[a] Sharp Corp.	Household Durables	77,600	553,460
[a] SHIFT, Inc.	IT Services	4,100	1,041,722
Shikoku Electric Power Co., Inc.	Electric Utilities	58,200	418,398
Shimadzu Corp.	Electronic Equipment, Instruments & Components	106,700	2,983,483
Shimamura Co. Ltd.	Specialty Retail	9,700	1,084,352
Shimano, Inc.	Leisure Products	29,100	4,507,012
Shimizu Corp.	Construction & Engineering	203,700	1,353,280
Shin-Etsu Chemical Co. Ltd.	Chemicals	734,100	30,810,538
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	29,100	1,131,965
Shionogi & Co. Ltd.	Pharmaceuticals	97,000	4,677,302
Ship Healthcare Holdings, Inc.	Health Care Providers & Services	29,100	496,938
Shiseido Co. Ltd.	Personal Care Products	150,400	4,536,110
Shizuoka Financial Group, Inc.	Banks	184,300	1,562,197
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	19,400	862,390
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	87,300	1,278,724
SMC Corp.	Machinery	21,376	11,487,060
SMS Co. Ltd.	Professional Services	19,400	398,995
Socionext, Inc.	Semiconductors & Semiconductor Equipment	67,000	1,216,626
SoftBank Corp.	Wireless Telecommunication Services	1,057,300	13,195,626
SoftBank Group Corp.	Wireless Telecommunication Services	372,700	16,636,410
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	126,100	725,580
Sojitz Corp.	Trading Companies & Distributors	87,300	1,972,269
Sompo Holdings, Inc.	Insurance	116,400	5,693,676
Sony Group Corp.	Household Durables	475,300	45,210,477
Sotetsu Holdings, Inc.	Ground Transportation	29,100	565,157
Square Enix Holdings Co. Ltd.	Entertainment	29,100	1,045,065
Stanley Electric Co. Ltd.	Automobile Components	58,200	1,095,223
Subaru Corp.	Automobiles	232,800	4,270,257
Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	13,420	617,027
SUMCO Corp.	Semiconductors & Semiconductor Equipment	126,100	1,891,321
Sumitomo Bakelite Co. Ltd.	Chemicals	9,700	509,357
Sumitomo Chemical Co. Ltd.	Chemicals	582,000	1,420,116
Sumitomo Corp.	Trading Companies & Distributors	417,100	9,100,579
Sumitomo Electric Industries Ltd.	Automobile Components	291,000	3,706,132
Sumitomo Forestry Co. Ltd.	Household Durables	48,500	1,445,918
Sumitomo Heavy Industries Ltd.	Machinery	38,800	978,394
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	87,300	2,629,279
Sumitomo Mitsui Financial Group, Inc.	Banks	485,000	23,668,605
Sumitomo Mitsui Trust Holdings, Inc.	Banks	271,600	5,213,148
Sumitomo Pharma Co. Ltd.	Pharmaceuticals	67,900	224,439
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	155,200	4,617,029
Sumitomo Rubber Industries Ltd.	Automobile Components	67,900	737,855
Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	25,540	821,019
Suntory Beverage & Food Ltd.	Beverages	48,500	1,599,695
Suzuken Co. Ltd.	Health Care Providers & Services	29,100	963,739
Suzuki Motor Corp.	Automobiles	174,600	7,471,711
Sysmex Corp.	Health Care Equipment & Supplies	73,640	4,104,576
T&D Holdings, Inc.	Insurance	184,300	2,928,956
Taiheiyo Cement Corp.	Construction Materials	48,500	999,723
Taisei Corp.	Construction & Engineering	67,900	2,322,413
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	19,400	1,189,623
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	48,500	1,283,196
Takara Bio, Inc.	Biotechnology	19,400	172,285
Takara Holdings, Inc.	Beverages	67,900	596,738
Takashimaya Co. Ltd.	Broadline Retail	48,500	661,035
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	582,000	16,735,906
TBS Holdings, Inc.	Media	9,700	206,343
TDK Corp.	Electronic Equipment, Instruments & Components	138,000	6,575,018
TechnoPro Holdings, Inc.	Professional Services	39,960	1,052,996

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Teijin Ltd.	Chemicals	67,900	643,697
Terumo Corp.	Health Care Equipment & Supplies	271,600	8,904,350
THK Co. Ltd.	Machinery	48,500	951,044
TIS, Inc.	IT Services	87,300	1,923,969
Tobu Railway Co. Ltd.	Ground Transportation	77,600	2,085,589
Toda Corp.	Construction & Engineering	87,300	577,624
Toei Animation Co. Ltd.	Entertainment	1,500	201,412
Toho Co. Ltd.	Entertainment	38,800	1,312,507
Toho Gas Co. Ltd.	Gas Utilities	29,100	607,884
Tohoku Electric Power Co., Inc.	Electric Utilities	184,300	1,253,549
Tokai Carbon Co. Ltd.	Chemicals	77,600	564,469
Tokio Marine Holdings, Inc.	Insurance	717,800	17,967,912
Tokyo Century Corp.	Financial Services	77,600	840,511
[a] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	601,400	3,150,333
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	168,923	30,260,678
Tokyo Gas Co. Ltd.	Gas Utilities	155,200	3,564,602
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	42,900	946,977
Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	9,700	596,600
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	77,600	1,162,514
Tokyu Corp.	Ground Transportation	223,100	2,723,472
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	232,800	1,488,480
TOPPAN Holdings, Inc.	Commercial Services & Supplies	97,000	2,707,441
Toray Industries, Inc.	Chemicals	582,000	3,026,417
Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	9,700	200,977
Tosoh Corp.	Chemicals	106,700	1,363,078
TOTO Ltd.	Building Products	58,200	1,532,817
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	58,200	944,130
Toyo Suisan Kaisha Ltd.	Food Products	38,800	2,003,575
Toyo Tire Corp.	Automobile Components	38,800	649,511
Toyoda Gosei Co. Ltd.	Automobile Components	29,100	546,064
Toyota Boshoku Corp.	Automobile Components	19,400	307,898
Toyota Industries Corp.	Machinery	62,200	5,073,769
Toyota Motor Corp.	Automobiles	4,597,800	84,484,330
Toyota Tsusho Corp.	Trading Companies & Distributors	87,300	5,144,619
Trend Micro, Inc.	Software	38,800	2,077,333
TS Tech Co. Ltd.	Automobile Components	38,800	469,519
Tsumura & Co.	Pharmaceuticals	29,100	548,334
Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	14,050	1,288,099
UBE Corp.	Chemicals	38,800	630,245
Ulvac, Inc.	Semiconductors & Semiconductor Equipment	19,400	927,204
Unicharm Corp.	Household Products	145,500	5,261,448
United Urban Investment Corp.	Diversified REITs	1,164	1,189,760
Ushio, Inc.	Electrical Equipment	38,800	557,451
USS Co. Ltd.	Specialty Retail	77,600	1,561,027
Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	38,800	678,684
West Japan Railway Co.	Ground Transportation	87,300	3,641,731
Workman Co. Ltd.	Specialty Retail	19,400	572,450
Yakult Honsha Co. Ltd.	Food Products	97,000	2,179,025
Yamada Holdings Co. Ltd.	Specialty Retail	203,700	633,438
Yamaguchi Financial Group, Inc.	Banks	77,600	695,472
Yamaha Corp.	Leisure Products	58,200	1,344,569
Yamaha Motor Co. Ltd.	Automobiles	349,200	3,119,715
Yamato Holdings Co. Ltd.	Air Freight & Logistics	126,100	2,330,498
Yamato Kogyo Co. Ltd.	Metals & Mining	9,700	511,971
Yamazaki Baking Co. Ltd.	Food Products	48,500	1,106,370
Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	9,700	555,180
Yaskawa Electric Corp.	Machinery	97,000	4,052,561
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	87,300	1,665,128
Yokohama Rubber Co. Ltd.	Automobile Components	48,500	1,112,218
Zenkoku Hosho Co. Ltd.	Financial Services	19,400	731,387
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	38,800	2,033,574
Zeon Corp.	Chemicals	58,200	541,007

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

ZOZO, Inc.	Specialty Retail	38,800	873,812

Total Common Stocks (Cost $1,616,115,223)			1,633,287,401

Total Investments before Short-Term Investments (Cost $1,616,115,223)			1,633,287,401

Short-Term Investments 0.1%

Investments from Cash Collateral Received for Loaned Securities 0.1%

United States 0.1%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	Money Market Funds	1,203,895	1,203,895

Total Short-Term Investments (Cost $1,203,895)			1,203,895

Total Investments (Cost $1,617,319,118) 99.9%			1,634,491,296
Other Assets, less Liabilities 0.1%			1,153,584

Net Assets 100.0%			$1,635,644,880

aNon-income producing.

bA portion or all of the security is on loan at December 31, 2023.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
NIKKEI 225 (OSE) MAR24	Long	5	$1,186,338	3/07/24	$(6,037)

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 99.7%
Japan 99.7%
ABC-Mart, Inc.	Specialty Retail	500	$8,742
Acom Co. Ltd.	Consumer Finance	2,200	5,498
Activia Properties, Inc.	Diversified REITs	5	13,779
Advance Residence Investment Corp.	Residential REITs	9	20,173
Advantest Corp.	Semiconductors & Semiconductor Equipment	4,970	169,110
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	4,846	108,311
AEON Financial Service Co. Ltd.	Consumer Finance	1,100	9,870
Aeon Mall Co. Ltd.	Real Estate Management & Development	600	7,542
AEON REIT Investment Corp.	Retail REITs	11	11,033
AGC, Inc.	Building Products	1,100	40,854
Aica Kogyo Co. Ltd.	Chemicals	411	9,947
Ain Holdings, Inc.	Consumer Staples Distribution & Retail	238	7,553
Air Water, Inc.	Chemicals	1,100	15,032
Aisin Corp.	Automobile Components	1,100	38,490
Ajinomoto Co., Inc.	Food Products	3,481	134,321
Alfresa Holdings Corp.	Health Care Providers & Services	1,100	18,699
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	1,100	9,585
Amada Co. Ltd.	Machinery	2,200	22,939
Amano Corp.	Electronic Equipment, Instruments & Components	433	10,264
[a] ANA Holdings, Inc.	Passenger Airlines	1,100	23,876
Anritsu Corp.	Electronic Equipment, Instruments & Components	1,100	10,615
Aozora Bank Ltd.	Banks	800	17,381
Ariake Japan Co. Ltd.	Food Products	164	5,403
As One Corp.	Health Care Providers & Services	209	8,302
Asahi Group Holdings Ltd.	Beverages	3,300	123,077
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,313	26,715
Asahi Kasei Corp.	Chemicals	8,800	64,855
Asics Corp.	Textiles, Apparel & Luxury Goods	1,100	34,472
ASKUL Corp.	Broadline Retail	230	3,508
Astellas Pharma, Inc.	Pharmaceuticals	12,100	144,706
Azbil Corp.	Electronic Equipment, Instruments & Components	800	26,478
Bandai Namco Holdings, Inc.	Leisure Products	4,000	80,196
BayCurrent Consulting, Inc.	Professional Services	900	31,607
Benefit One, Inc.	Professional Services	499	7,513
Benesse Holdings, Inc.	Diversified Consumer Services	433	8,007
Bic Camera, Inc.	Specialty Retail	1,100	10,487
BIPROGY, Inc.	IT Services	446	13,967
Bridgestone Corp.	Automobile Components	3,809	157,785
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	1,596	25,477
Calbee, Inc.	Food Products	455	9,145
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	354	10,737
Canon, Inc.	Technology Hardware, Storage & Peripherals	6,400	164,335
Capcom Co. Ltd.	Entertainment	1,100	35,548
Casio Computer Co. Ltd.	Household Durables	1,100	9,546
Central Japan Railway Co.	Ground Transportation	6,100	155,075
Chiba Bank Ltd.	Banks	4,400	31,788
Chubu Electric Power Co., Inc.	Electric Utilities	4,400	56,849
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	4,400	166,724
Chugin Financial Group, Inc.	Banks	1,100	7,814
Chugoku Electric Power Co., Inc.	Electric Utilities	2,200	15,707
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	1,100	15,796
COMSYS Holdings Corp.	Construction & Engineering	700	15,442
Concordia Financial Group Ltd.	Banks	7,700	35,207
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	574	23,069
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	123	14,208
Credit Saison Co. Ltd.	Consumer Finance	1,100	20,283
CyberAgent, Inc.	Media	2,200	13,812
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	1,700	50,320
Daicel Corp.	Chemicals	1,800	17,441

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Daido Steel Co. Ltd.	Metals & Mining	1,100	11,712
Daifuku Co. Ltd.	Machinery	1,900	38,443
Dai-ichi Life Holdings, Inc.	Insurance	6,400	135,826
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	12,700	348,804
Daiichikosho Co. Ltd.	Entertainment	552	8,170
Daikin Industries Ltd.	Building Products	1,773	289,065
Daio Paper Corp.	Paper & Forest Products	1,100	8,762
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	456	52,884
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	4,400	133,330
Daiwa House REIT Investment Corp.	Diversified REITs	14	24,995
Daiwa Office Investment Corp.	Office REITs	2	9,434
Daiwa Securities Group, Inc.	Capital Markets	9,900	66,648
Daiwa Securities Living Investments Corp.	Residential REITs	11	8,138
DeNA Co. Ltd.	Entertainment	600	5,860
Denka Co. Ltd.	Chemicals	626	11,083
Denso Corp.	Automobile Components	13,900	209,713
Dentsu Group, Inc.	Media	1,405	36,057
Dentsu Soken, Inc.	IT Services	173	7,166
Descente Ltd.	Textiles, Apparel & Luxury Goods	226	5,963
DIC Corp.	Chemicals	575	11,304
Disco Corp.	Semiconductors & Semiconductor Equipment	570	141,429
DMG Mori Co. Ltd.	Machinery	700	13,409
Dowa Holdings Co. Ltd.	Metals & Mining	294	10,744
East Japan Railway Co.	Ground Transportation	2,477	142,825
Ebara Corp.	Machinery	666	39,437
Eisai Co. Ltd.	Pharmaceuticals	1,800	90,038
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	1,100	17,856
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	18,700	74,333
EXEO Group, Inc.	Construction & Engineering	718	15,966
Ezaki Glico Co. Ltd.	Food Products	325	9,625
Fancl Corp.	Personal Care Products	478	8,039
FANUC Corp.	Machinery	6,600	194,142
Fast Retailing Co. Ltd.	Specialty Retail	1,089	270,280
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	700	14,384
FP Corp.	Containers & Packaging	278	5,859
Frontier Real Estate Investment Corp.	Retail REITs	3	9,214
Fuji Electric Co. Ltd.	Electrical Equipment	900	38,744
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	273	8,172
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	2,418	145,324
Fujikura Ltd.	Electrical Equipment	1,100	8,462
Fujitsu General Ltd.	Household Durables	369	6,067
Fujitsu Ltd.	IT Services	1,200	181,090
Fukuoka Financial Group, Inc.	Banks	1,100	25,959
Furukawa Electric Co. Ltd.	Electrical Equipment	524	8,240
Fuyo General Lease Co. Ltd.	Financial Services	132	11,465
GLP J-Reit	Industrial REITs	33	32,888
GMO internet group, Inc.	IT Services	370	6,727
GMO Payment Gateway, Inc.	Financial Services	244	16,958
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	248	17,829
GS Yuasa Corp.	Electrical Equipment	545	7,674
Hachijuni Bank Ltd.	Banks	3,300	18,391
Hakuhodo DY Holdings, Inc.	Media	2,200	16,861
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	900	37,027
Hankyu Hanshin Holdings, Inc.	Ground Transportation	1,479	47,093
Harmonic Drive Systems, Inc.	Machinery	323	9,531
Haseko Corp.	Household Durables	1,700	22,091
Heiwa Corp.	Hotels, Restaurants & Leisure	367	5,464
Hikari Tsushin, Inc.	Industrial Conglomerates	152	25,208
[a] Hino Motors Ltd.	Machinery	2,200	7,231
Hirogin Holdings, Inc.	Banks	2,200	14,087
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	224	25,366
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	430	13,149
Hitachi Construction Machinery Co. Ltd.	Machinery	700	18,505
Hitachi Ltd.	Industrial Conglomerates	5,970	430,663
Honda Motor Co. Ltd.	Automobiles	33,000	343,155

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Horiba Ltd.	Electronic Equipment, Instruments & Components	230	17,995
Hoshizaki Corp.	Machinery	800	29,286
House Foods Group, Inc.	Food Products	501	11,070
Hoya Corp.	Health Care Equipment & Supplies	2,315	289,416
Hulic Co. Ltd.	Real Estate Management & Development	3,300	34,561
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	697	38,637
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	7,700	41,919
IHI Corp.	Machinery	900	17,626
Iida Group Holdings Co. Ltd.	Household Durables	1,100	16,475
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	11	10,892
INFRONEER Holdings, Inc.	Construction & Engineering	1,100	10,951
Inpex Corp.	Oil, Gas & Consumable Fuels	6,200	83,756
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	700	14,320
Invincible Investment Corp.	Hotel & Resort REITs	44	19,038
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	2,200	23,938
Isuzu Motors Ltd.	Automobiles	3,300	42,508
Ito En Ltd.	Beverages	359	10,904
ITOCHU Corp.	Trading Companies & Distributors	9,000	368,159
Iwatani Corp.	Oil, Gas & Consumable Fuels	304	13,872
Iyogin Holdings, Inc.	Banks	2,200	14,781
Izumi Co. Ltd.	Broadline Retail	237	6,084
J Front Retailing Co. Ltd.	Broadline Retail	1,100	10,011
Japan Airlines Co. Ltd.	Passenger Airlines	1,100	21,652
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	458	20,178
Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	274	6,268
Japan Exchange Group, Inc.	Capital Markets	3,600	76,173
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	33	16,198
Japan Logistics Fund, Inc.	Industrial REITs	6	12,172
Japan Metropolitan Fund Invest	Retail REITs	44	31,803
Japan Post Bank Co. Ltd.	Banks	9,900	100,840
Japan Post Holdings Co. Ltd.	Insurance	13,200	117,927
Japan Post Insurance Co. Ltd.	Insurance	1,100	19,538
Japan Prime Realty Investment Corp.	Office REITs	6	14,896
Japan Real Estate Investment Corp.	Office REITs	9	37,282
Japan Steel Works Ltd.	Machinery	417	7,247
Japan Tobacco, Inc.	Tobacco	8,000	206,838
Jeol Ltd.	Health Care Equipment & Supplies	238	10,450
JFE Holdings, Inc.	Metals & Mining	4,000	62,066
JGC Holdings Corp.	Construction & Engineering	1,100	12,699
JSR Corp.	Chemicals	1,100	31,366
JTEKT Corp.	Automobile Components	1,100	9,312
Justsystems Corp.	Software	193	4,483
Kadokawa Corp.	Media	600	12,219
Kagome Co. Ltd.	Food Products	531	11,823
Kajima Corp.	Construction & Engineering	2,900	48,474
Kakaku.com, Inc.	Interactive Media & Services	1,100	13,623
Kamigumi Co. Ltd.	Transportation Infrastructure	676	16,140
Kandenko Co. Ltd.	Construction & Engineering	1,100	10,752
Kaneka Corp.	Chemicals	413	10,493
Kansai Electric Power Co., Inc.	Electric Utilities	5,100	67,720
Kansai Paint Co. Ltd.	Chemicals	1,100	18,796
Kao Corp.	Personal Care Products	3,100	127,536
Katitas Co. Ltd.	Real Estate Management & Development	348	5,403
Kawasaki Heavy Industries Ltd.	Machinery	1,100	24,336
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	1,475	63,298
KDDI Corp.	Wireless Telecommunication Services	10,500	334,111
KDX Realty Investment Corp.	Diversified REITs	27	30,796
Keihan Holdings Co. Ltd.	Industrial Conglomerates	717	18,746
Keikyu Corp.	Ground Transportation	1,100	10,054
Keio Corp.	Ground Transportation	800	25,189
Keisei Electric Railway Co. Ltd.	Ground Transportation	900	42,542
Kewpie Corp.	Food Products	700	12,336
Keyence Corp.	Electronic Equipment, Instruments & Components	1,326	584,275
Kikkoman Corp.	Food Products	1,307	80,044
Kinden Corp.	Construction & Engineering	800	13,596

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Kintetsu Group Holdings Co. Ltd.	Ground Transportation	1,284	40,730
Kirin Holdings Co. Ltd.	Beverages	5,000	73,273
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	367	17,676
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	900	26,595
Kobe Steel Ltd.	Metals & Mining	2,200	28,471
Koei Tecmo Holdings Co. Ltd.	Entertainment	1,100	12,550
Koito Manufacturing Co. Ltd.	Automobile Components	1,500	23,381
Kokuyo Co. Ltd.	Commercial Services & Supplies	600	9,763
Komatsu Ltd.	Machinery	6,200	162,190
Konami Group Corp.	Entertainment	686	35,925
[a] Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	3,300	9,663
Kose Corp.	Personal Care Products	226	16,952
Kotobuki Spirits Co. Ltd.	Food Products	700	10,730
K’s Holdings Corp.	Specialty Retail	1,100	10,307
Kubota Corp.	Machinery	7,300	109,904
Kuraray Co. Ltd.	Chemicals	2,200	22,245
Kurita Water Industries Ltd.	Machinery	788	30,854
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	296	6,733
Kyocera Corp.	Electronic Equipment, Instruments & Components	8,100	118,242
Kyoto Financial Group, Inc.	Banks	1,880	29,291
Kyowa Kirin Co. Ltd.	Pharmaceuticals	1,700	28,579
Kyudenko Corp.	Construction & Engineering	237	8,550
[a] Kyushu Electric Power Co., Inc.	Electric Utilities	3,300	23,899
Kyushu Financial Group, Inc.	Banks	2,200	12,715
Kyushu Railway Co.	Ground Transportation	1,100	24,242
LaSalle Logiport REIT	Industrial REITs	11	11,860
Lasertec Corp.	Semiconductors & Semiconductor Equipment	516	136,046
Lawson, Inc.	Consumer Staples Distribution & Retail	314	16,221
Lion Corp.	Household Products	1,100	10,210
Lixil Corp.	Building Products	1,500	18,731
LY Corp.	Interactive Media & Services	17,600	62,383
M3, Inc.	Health Care Technology	2,900	47,991
Mabuchi Motor Co. Ltd.	Electrical Equipment	650	10,784
Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	260	13,716
Makita Corp.	Machinery	1,700	46,907
Mani, Inc.	Health Care Equipment & Supplies	432	6,539
Marubeni Corp.	Trading Companies & Distributors	10,400	164,395
Marui Group Co. Ltd.	Consumer Finance	1,100	18,449
Maruichi Steel Tube Ltd.	Metals & Mining	406	10,566
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	2,200	38,966
Mazda Motor Corp.	Automobiles	3,900	42,145
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	608	26,350
Mebuki Financial Group, Inc.	Banks	6,600	20,079
Medipal Holdings Corp.	Health Care Providers & Services	1,100	17,833
MEIJI Holdings Co. Ltd.	Food Products	1,800	42,759
Menicon Co. Ltd.	Health Care Equipment & Supplies	307	5,115
[a] Mercari, Inc.	Broadline Retail	800	14,825
MINEBEA MITSUMI, Inc.	Machinery	2,870	59,006
MISUMI Group, Inc.	Machinery	1,900	32,204
Mitsubishi Chemical Group Corp.	Chemicals	8,800	53,931
Mitsubishi Corp.	Trading Companies & Distributors	23,100	369,243
Mitsubishi Electric Corp.	Electrical Equipment	13,200	187,167
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	7,300	100,609
Mitsubishi Gas Chemical Co., Inc.	Chemicals	1,100	17,599
Mitsubishi HC Capital, Inc.	Financial Services	5,500	36,937
Mitsubishi Heavy Industries Ltd.	Machinery	1,900	111,065
Mitsubishi Logistics Corp.	Transportation Infrastructure	417	12,568
Mitsubishi Materials Corp.	Metals & Mining	800	13,889
Mitsubishi Motors Corp.	Automobiles	4,400	14,013
Mitsubishi UFJ Financial Group, Inc.	Banks	79,200	680,599
Mitsui & Co. Ltd.	Trading Companies & Distributors	9,900	372,040
Mitsui Chemicals, Inc.	Chemicals	1,100	32,630
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	6,000	147,170
Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	4	12,981
Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	198	10,337

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	369	11,346
Mitsui OSK Lines Ltd.	Marine Transportation	2,200	70,488
Miura Co. Ltd.	Machinery	700	13,942
Mizuho Financial Group, Inc.	Banks	17,199	294,315
[a] Money Forward, Inc.	Software	293	8,982
MonotaRO Co. Ltd.	Trading Companies & Distributors	1,100	12,012
Mori Hills REIT Investment Corp., Class C	Office REITs	11	10,939
Morinaga & Co. Ltd.	Food Products	606	10,998
Morinaga Milk Industry Co. Ltd.	Food Products	492	9,520
MS&AD Insurance Group Holdings, Inc.	Insurance	3,000	118,017
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	11,400	242,022
Nabtesco Corp.	Machinery	800	16,329
Nagase & Co. Ltd.	Trading Companies & Distributors	844	13,530
Nagoya Railroad Co. Ltd.	Ground Transportation	1,100	17,657
Nankai Electric Railway Co. Ltd.	Ground Transportation	700	14,225
NEC Corp.	IT Services	1,700	100,688
NEC Networks & System Integration Corp.	IT Services	461	7,779
NET One Systems Co. Ltd.	IT Services	543	9,257
Nexon Co. Ltd.	Entertainment	2,700	49,210
NGK Insulators Ltd.	Machinery	1,800	21,520
NH Foods Ltd.	Food Products	717	24,310
NHK Spring Co. Ltd.	Automobile Components	1,100	9,340
Nichirei Corp.	Food Products	762	18,777
NIDEC Corp.	Electrical Equipment	3,500	141,385
Nifco, Inc.	Automobile Components	598	15,461
Nihon Kohden Corp.	Health Care Equipment & Supplies	533	16,873
Nihon M&A Center Holdings, Inc.	Professional Services	1,100	6,068
Nikon Corp.	Household Durables	2,200	21,785
Nintendo Co. Ltd.	Entertainment	7,100	370,612
Nippon Accommodations Fund, Inc.	Residential REITs	3	12,853
Nippon Building Fund, Inc.	Office REITs	10	43,340
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	535	11,502
NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	462	26,262
Nippon Kayaku Co. Ltd.	Chemicals	1,100	10,498
Nippon Paint Holdings Co. Ltd.	Chemicals	6,600	53,369
Nippon Prologis REIT, Inc.	Industrial REITs	17	32,727
Nippon Sanso Holdings Corp.	Chemicals	1,100	29,462
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	407	14,423
Nippon Shokubai Co. Ltd.	Chemicals	278	10,715
Nippon Steel Corp.	Metals & Mining	5,500	126,011
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	191,400	233,921
Nippon Yusen KK	Marine Transportation	3,300	102,315
Nipro Corp.	Health Care Equipment & Supplies	1,100	8,637
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	545	9,237
Nissan Chemical Corp.	Chemicals	900	35,150
Nissan Motor Co. Ltd.	Automobiles	13,200	51,890
Nisshin Seifun Group, Inc.	Food Products	1,600	21,546
Nissin Foods Holdings Co. Ltd.	Food Products	1,322	46,145
Niterra Co. Ltd.	Automobile Components	1,100	26,131
Nitori Holdings Co. Ltd.	Specialty Retail	528	70,710
Nitto Denko Corp.	Chemicals	979	73,262
NOF Corp.	Chemicals	428	21,269
NOK Corp.	Automobile Components	1,100	14,680
Nomura Holdings, Inc.	Capital Markets	20,900	94,538
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	756	19,889
Nomura Real Estate Master Fund, Inc.	Diversified REITs	30	35,111
Nomura Research Institute Ltd.	IT Services	2,845	82,759
NS Solutions Corp.	IT Services	164	5,322
NSK Ltd.	Machinery	3,300	17,860
NTT Data Group Corp.	IT Services	4,400	62,389
Obayashi Corp.	Construction & Engineering	4,400	38,076
OBIC Business Consultants Co. Ltd.	Software	224	10,248
Obic Co. Ltd.	IT Services	470	80,995
Odakyu Electric Railway Co. Ltd.	Ground Transportation	2,200	33,566
Oji Holdings Corp.	Paper & Forest Products	5,500	21,184

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

OKUMA Corp.	Machinery	228	9,825
Olympus Corp.	Health Care Equipment & Supplies	8,200	118,684
Omron Corp.	Electronic Equipment, Instruments & Components	1,196	55,847
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	2,848	50,827
Open House Group Co. Ltd.	Household Durables	541	16,052
Oracle Corp.	Software	229	17,657
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	6,400	238,377
ORIX Corp.	Financial Services	7,900	148,832
Orix JREIT, Inc.	Office REITs	18	21,258
Osaka Gas Co. Ltd.	Gas Utilities	2,700	56,402
OSG Corp.	Machinery	565	8,104
Otsuka Corp.	IT Services	662	27,296
Otsuka Holdings Co. Ltd.	Pharmaceuticals	3,300	123,803
PALTAC Corp.	Distributors	239	7,568
Pan Pacific International Holdings Corp.	Broadline Retail	2,700	64,426
Panasonic Holdings Corp.	Household Durables	14,300	141,651
[a] Park24 Co. Ltd.	Commercial Services & Supplies	1,100	14,095
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	2,200	12,358
[a] PeptiDream, Inc.	Biotechnology	1,100	11,598
Persol Holdings Co. Ltd.	Professional Services	12,100	20,779
Pigeon Corp.	Household Products	1,100	12,671
Pola Orbis Holdings, Inc.	Personal Care Products	500	5,618
Rakus Co. Ltd.	Software	631	11,693
[a] Rakuten Bank Ltd.	Banks	600	8,989
Rakuten Group, Inc.	Broadline Retail	9,900	44,100
Recruit Holdings Co. Ltd.	Professional Services	9,900	418,738
Relo Group, Inc.	Real Estate Management & Development	700	8,438
[a] Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	8,800	159,109
Rengo Co. Ltd.	Containers & Packaging	1,100	7,334
Resona Holdings, Inc.	Banks	14,300	72,677
Resonac Holdings Corp.	Chemicals	1,100	21,925
Resorttrust, Inc.	Hotels, Restaurants & Leisure	432	7,495
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	3,300	25,350
Rinnai Corp.	Household Durables	700	16,226
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	2,200	42,173
Rohto Pharmaceutical Co. Ltd.	Personal Care Products	1,292	26,054
Ryohin Keikaku Co. Ltd.	Broadline Retail	1,600	26,778
Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	140	7,721
Sankyo Co. Ltd.	Leisure Products	267	15,573
Sankyu, Inc.	Air Freight & Logistics	306	11,245
Sanrio Co. Ltd.	Specialty Retail	380	15,846
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	21,925
Sanwa Holdings Corp.	Building Products	1,100	16,686
Sapporo Holdings Ltd.	Beverages	414	18,260
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	230	8,498
SBI Holdings, Inc.	Capital Markets	1,700	38,249
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	559	47,304
SCSK Corp.	IT Services	800	15,866
Secom Co. Ltd.	Commercial Services & Supplies	1,286	92,633
Sega Sammy Holdings, Inc.	Leisure Products	1,100	15,387
Seibu Holdings, Inc.	Ground Transportation	1,100	15,270
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	1,800	26,946
Seino Holdings Co. Ltd.	Ground Transportation	1,100	16,682
Sekisui Chemical Co. Ltd.	Household Durables	2,200	31,717
Sekisui House Ltd.	Household Durables	3,724	82,732
Sekisui House Reit, Inc.	Diversified REITs	29	15,860
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	5,200	206,370
Seven Bank Ltd.	Banks	4,400	9,354
SG Holdings Co. Ltd.	Air Freight & Logistics	2,900	41,634
[a] Sharp Corp.	Household Durables	1,100	7,845
[a] SHIFT, Inc.	IT Services	77	19,564
Shikoku Electric Power Co., Inc.	Electric Utilities	1,100	7,908
Shimadzu Corp.	Electronic Equipment, Instruments & Components	1,900	53,127
Shimamura Co. Ltd.	Specialty Retail	154	17,216
Shimano, Inc.	Leisure Products	538	83,326

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Shimizu Corp.	Construction & Engineering	3,300	21,924
Shin-Etsu Chemical Co. Ltd.	Chemicals	12,880	540,580
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	428	16,649
Shionogi & Co. Ltd.	Pharmaceuticals	1,800	86,795
Ship Healthcare Holdings, Inc.	Health Care Providers & Services	500	8,538
Shiseido Co. Ltd.	Personal Care Products	2,600	78,417
Shizuoka Financial Group, Inc.	Banks	3,300	27,972
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	281	12,491
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,100	16,112
SMC Corp.	Machinery	390	209,579
SMS Co. Ltd.	Professional Services	318	6,540
Socionext, Inc.	Semiconductors & Semiconductor Equipment	1,255	22,789
SoftBank Corp.	Wireless Telecommunication Services	18,700	233,385
SoftBank Group Corp.	Wireless Telecommunication Services	6,600	294,608
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	2,200	12,659
Sojitz Corp.	Trading Companies & Distributors	1,600	36,147
Sompo Holdings, Inc.	Insurance	2,200	107,612
Sony Group Corp.	Household Durables	8,313	790,732
Sotetsu Holdings, Inc.	Ground Transportation	535	10,390
Square Enix Holdings Co. Ltd.	Entertainment	548	19,680
Stanley Electric Co. Ltd.	Automobile Components	1,100	20,700
Subaru Corp.	Automobiles	4,100	75,206
Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	272	12,506
SUMCO Corp.	Semiconductors & Semiconductor Equipment	2,200	32,997
Sumitomo Bakelite Co. Ltd.	Chemicals	250	13,128
Sumitomo Chemical Co. Ltd.	Chemicals	9,900	24,157
Sumitomo Corp.	Trading Companies & Distributors	7,400	161,458
Sumitomo Electric Industries Ltd.	Automobile Components	5,500	70,047
Sumitomo Forestry Co. Ltd.	Household Durables	1,100	32,794
Sumitomo Heavy Industries Ltd.	Machinery	800	20,173
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,600	48,188
Sumitomo Mitsui Financial Group, Inc.	Banks	8,593	419,349
Sumitomo Mitsui Trust Holdings, Inc.	Banks	4,800	92,132
Sumitomo Pharma Co. Ltd.	Pharmaceuticals	1,100	3,636
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,700	80,322
Sumitomo Rubber Industries Ltd.	Automobile Components	1,100	11,953
Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	457	14,691
Suntory Beverage & Food Ltd.	Beverages	900	29,685
Suzuken Co. Ltd.	Health Care Providers & Services	469	15,532
Suzuki Motor Corp.	Automobiles	3,027	129,535
Sysmex Corp.	Health Care Equipment & Supplies	1,372	76,473
T&D Holdings, Inc.	Insurance	3,300	52,445
Taiheiyo Cement Corp.	Construction Materials	800	16,490
Taisei Corp.	Construction & Engineering	1,100	37,624
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	283	17,354
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	800	21,166
Takara Holdings, Inc.	Beverages	1,100	9,667
Takashimaya Co. Ltd.	Broadline Retail	1,100	14,993
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	10,300	296,185
TBS Holdings, Inc.	Media	186	3,957
TDK Corp.	Electronic Equipment, Instruments & Components	2,462	117,302
TechnoPro Holdings, Inc.	Professional Services	772	20,343
Teijin Ltd.	Chemicals	1,100	10,428
Terumo Corp.	Health Care Equipment & Supplies	4,900	160,646
THK Co. Ltd.	Machinery	800	15,687
TIS, Inc.	IT Services	1,584	34,909
Tobu Railway Co. Ltd.	Ground Transportation	1,461	39,266
Toda Corp.	Construction & Engineering	1,100	7,278
Toei Animation Co. Ltd.	Entertainment	38	5,102
Toho Co. Ltd.	Entertainment	700	23,679
Toho Gas Co. Ltd.	Gas Utilities	626	13,077
Tohoku Electric Power Co., Inc.	Electric Utilities	3,300	22,446
Tokai Carbon Co. Ltd.	Chemicals	1,100	8,002
Tokio Marine Holdings, Inc.	Insurance	12,600	315,402
Tokyo Century Corp.	Financial Services	1,624	17,590

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	11,000	57,622
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	3,001	537,596
Tokyo Gas Co. Ltd.	Gas Utilities	2,638	60,589
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	849	18,741
Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	228	14,023
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	1,394	20,883
Tokyu Corp.	Ground Transportation	4,000	48,830
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	4,400	28,133
TOPPAN Holdings, Inc.	Commercial Services & Supplies	1,800	50,241
Toray Industries, Inc.	Chemicals	9,900	51,480
Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	98	2,031
Tosoh Corp.	Chemicals	2,200	28,105
TOTO Ltd.	Building Products	1,100	28,971
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	1,100	17,844
Toyo Suisan Kaisha Ltd.	Food Products	656	33,875
Toyo Tire Corp.	Automobile Components	700	11,718
Toyoda Gosei Co. Ltd.	Automobile Components	491	9,214
Toyota Boshoku Corp.	Automobile Components	424	6,729
Toyota Industries Corp.	Machinery	1,100	89,729
Toyota Motor Corp.	Automobiles	81,100	1,490,208
Toyota Tsusho Corp.	Trading Companies & Distributors	1,523	89,751
Trend Micro, Inc.	Software	800	42,832
TS Tech Co. Ltd.	Automobile Components	600	7,261
Tsumura & Co.	Pharmaceuticals	461	8,687
Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	258	23,653
UBE Corp.	Chemicals	700	11,370
Ulvac, Inc.	Semiconductors & Semiconductor Equipment	310	14,816
Unicharm Corp.	Household Products	2,600	94,019
United Urban Investment Corp.	Diversified REITs	19	19,421
Ushio, Inc.	Electrical Equipment	700	10,057
USS Co. Ltd.	Specialty Retail	1,100	22,128
Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	700	12,244
West Japan Railway Co.	Ground Transportation	1,614	67,328
Workman Co. Ltd.	Specialty Retail	360	10,623
Yakult Honsha Co. Ltd.	Food Products	1,800	40,436
Yamada Holdings Co. Ltd.	Specialty Retail	4,400	13,683
Yamaguchi Financial Group, Inc.	Banks	1,100	9,859
Yamaha Corp.	Leisure Products	1,100	25,413
Yamaha Motor Co. Ltd.	Automobiles	5,500	49,136
Yamato Holdings Co. Ltd.	Air Freight & Logistics	2,200	40,659
Yamato Kogyo Co. Ltd.	Metals & Mining	182	9,606
Yamazaki Baking Co. Ltd.	Food Products	800	18,249
Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	187	10,703
Yaskawa Electric Corp.	Machinery	1,800	75,202
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	1,700	32,425
Yokohama Rubber Co. Ltd.	Automobile Components	1,100	25,226
Zenkoku Hosho Co. Ltd.	Financial Services	325	12,253
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	696	36,479
Zeon Corp.	Chemicals	1,100	10,225
ZOZO, Inc.	Specialty Retail	700	15,765

Total Common Stocks (Cost $28,315,404)			28,845,880

Total Investments (Cost $28,315,404) 99.7%			28,845,880
Other Assets, less Liabilities 0.3%			88,491

Net Assets 100.0%			$28,934,371

aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Japanese Yen	SSBT	Sell	2,152,899,000	$14,639,337	1/05/24	$—	$(631,616)
Japanese Yen	UBSW	Sell	2,152,899,000	14,639,666	1/05/24	—	(631,288)
Japanese Yen	BOFA	Sell	1,076,450,000	7,319,662	1/05/24	—	(315,818)
Japanese Yen	SSBT	Buy	1,724,472,100	12,232,155	1/05/24	—	(121)
Japanese Yen	UBSW	Buy	1,724,472,100	12,232,155	1/05/24	—	(121)
Japanese Yen	BOFA	Buy	862,236,400	6,116,110	1/05/24	—	(91)
Japanese Yen	BOFA	Buy	214,213,600	1,515,840	1/05/24	3,621	—
Japanese Yen	SSBT	Buy	428,426,900	3,031,508	1/05/24	7,412	—
Japanese Yen	UBSW	Buy	428,426,900	3,031,490	1/05/24	7,429	—
Japanese Yen	BOFA	Sell	816,853,000	5,819,430	2/02/24	—	(169)
Japanese Yen	SSBT	Sell	1,633,705,000	11,639,068	2/02/24	—	(123)
Japanese Yen	UBSW	Sell	1,633,705,000	11,639,192	2/02/24	1	—

Total Forward Exchange Contracts						$18,463	$(1,579,347)

Net unrealized appreciation (depreciation)							$(1,560,884)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
Nikkei 225 Mini	Long	3	$71,180	3/07/24	$285

*As of period end.

Abbreviations

Selected Portfolio

BOFA	–	Bank of America Corp.

REIT	–	Real Estate Investment Trust

SSBT	–	State Street Bank & Trust Co.

UBSW	–	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 79.6%
Brazil 43.5%
Allos SA	Real Estate Management & Development	42,000	$229,558
Alupar Investimento SA, UNIT	Electric Utilities	11,200	72,652
Ambev SA	Beverages	403,200	1,139,644
Atacadao SA	Consumer Staples Distribution & Retail	47,600	121,999
Auren Energia SA	Independent Power Producers & Energy Traders	33,600	92,065
B3 SA - Brasil Bolsa Balcao	Capital Markets	529,200	1,585,116
Banco Bradesco SA	Banks	137,200	431,574
Banco BTG Pactual SA	Capital Markets	120,400	932,198
Banco do Brasil SA	Banks	78,400	893,976
Banco Santander Brasil SA	Banks	33,600	223,419
BB Seguridade Participacoes SA	Insurance	61,600	426,721
Bradespar SA	Metals & Mining	2,800	13,459
[a] BRF SA	Food Products	86,800	246,770
Caixa Seguridade Participacoes SA	Insurance	42,000	111,537
CCR SA	Transportation Infrastructure	103,600	302,423
Centrais Eletricas Brasileiras SA	Electric Utilities	121,400	1,060,401
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	30,800	477,889
Cia Energetica de Minas Gerais	Electric Utilities	5,600	17,442
Cia Siderurgica Nacional SA	Metals & Mining	56,000	226,647
Cielo SA	Financial Services	106,400	102,729
Companhia Paranaense de Energia	Electric Utilities	72,800	142,225
Cosan SA	Oil, Gas & Consumable Fuels	109,200	435,217
CPFL Energia SA	Electric Utilities	16,800	133,187
CSN Mineracao SA	Metals & Mining	47,600	76,727
Dexco SA	Paper & Forest Products	33,600	55,820
[a] Diagnosticos da America SA	Health Care Providers & Services	25,200	49,906
[a] Embraer SA	Aerospace & Defense	67,200	309,743
Energisa SA	Electric Utilities	22,400	248,228
[a] Eneva SA	Independent Power Producers & Energy Traders	112,000	313,801
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	16,800	156,774
Equatorial Energia SA	Electric Utilities	81,200	597,098
[b] GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	39,200	152,116
Grupo De Moda Soma SA	Textiles, Apparel & Luxury Goods	42,000	64,415
[a] Grupo Mateus SA	Consumer Staples Distribution & Retail	36,400	53,803
[a,b] Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	436,800	400,148
Hypera SA	Pharmaceuticals	36,400	267,889
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	5,600	25,362
Itau Unibanco Holding SA	Banks	42,000	249,358
Klabin SA	Containers & Packaging	70,000	320,199
Localiza Rent a Car SA	Ground Transportation	77,900	1,019,936
Lojas Renner SA	Specialty Retail	86,800	311,276
M Dias Branco SA	Food Products	11,200	89,068
[a] Magazine Luiza SA	Broadline Retail	280,000	124,506
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	25,200	147,436
[a] Natura & Co. Holding SA	Personal Care Products	89,600	311,541
Neoenergia SA	Electric Utilities	19,600	86,105
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	341,600	2,741,182
Porto Seguro SA	Insurance	16,800	99,397
PRIO SA	Oil, Gas & Consumable Fuels	61,600	583,967
Raia Drogasil SA	Consumer Staples Distribution & Retail	103,600	627,026
[b] Rede D’Or Sao Luiz SA	Health Care Providers & Services	72,800	431,021
Rumo SA	Ground Transportation	114,800	542,379
Sao Martinho SA	Food Products	14,000	84,474
Sendas Distribuidora SA	Consumer Staples Distribution & Retail	123,200	343,152
SLC Agricola SA	Food Products	19,700	76,325
Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	11,200	60,016
Suzano SA	Paper & Forest Products	64,400	737,519

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Telefonica Brasil SA	Diversified Telecommunication Services	40,400	444,453
TIM SA	Wireless Telecommunication Services	75,600	279,049
TOTVS SA	Software	42,000	291,292
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	19,600	154,860
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	75,600	412,581
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	16,800	31,818
Vale SA	Metals & Mining	349,720	5,557,968
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	36,400	75,459
Vibra Energia SA	Specialty Retail	103,600	485,412
WEG SA	Electrical Equipment	137,200	1,042,501

			29,951,954

Chile 4.4%
Aguas Andinas SA, Class A	Water Utilities	253,064	82,473
Banco de Chile	Banks	4,022,564	476,700
Banco de Credito e Inversiones SA	Banks	5,684	155,234
Banco Itau Chile SA	Banks	6,860	67,399
Banco Santander Chile	Banks	5,701,612	280,744
Cencosud SA	Consumer Staples Distribution & Retail	121,856	230,935
Cencosud Shopping SA	Real Estate Management & Development	44,576	71,972
Cia Cervecerias Unidas SA	Beverages	12,152	78,065
Cia Sud Americana de Vapores SA	Marine Transportation	1,609,804	99,727
Colbun SA	Independent Power Producers & Energy Traders	666,848	106,752
Empresas CMPC SA	Paper & Forest Products	110,348	214,811
Empresas Copec SA	Oil, Gas & Consumable Fuels	44,912	329,659
[a] Enel Americas SA	Electric Utilities	1,750,392	195,427
Enel Chile SA	Electric Utilities	2,289,028	149,380
[a] Falabella SA	Broadline Retail	73,024	183,964
[a] Latam Airlines Group SA	Passenger Airlines	15,581,020	170,390
[a] Plaza SA	Real Estate Management & Development	27,468	39,150
Quinenco SA	Industrial Conglomerates	24,472	80,286
Sociedad de Inversiones Oro Blanco SA	Capital Markets	4,657,268	37,859

			3,050,927

Colombia 0.9%
Bancolombia SA	Banks	25,312	216,923
Ecopetrol SA	Oil, Gas & Consumable Fuels	436,324	263,551
Interconexion Electrica SA ESP	Electric Utilities	40,600	162,232

			642,706

Mexico 29.6%
Alfa SAB de CV, Class A	Industrial Conglomerates	334,292	269,258
Alpek SAB de CV	Chemicals	34,412	25,685
[a] Alsea SAB de CV	Hotels, Restaurants & Leisure	47,152	178,646
America Movil SAB de CV	Wireless Telecommunication Services	2,113,580	1,964,495
Arca Continental SAB de CV	Beverages	40,656	445,129
[b] Banco del Bajio SA	Banks	65,296	219,009
Becle SAB de CV	Beverages	49,644	97,532
[a] Cemex SAB de CV	Construction Materials	1,395,352	1,089,288
Coca-Cola Femsa SAB de CV	Beverages	48,412	460,178
Concentradora Fibra Danhos SA de CV	Diversified REITs	22,036	27,274
Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	74,732	297,569
El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	17,836	121,722
Fibra Uno Administracion SA de CV	Diversified REITs	264,740	477,906
Fomento Economico Mexicano SAB de CV	Beverages	167,916	2,191,351
Gruma SAB de CV, Class B	Food Products	17,948	329,761
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	25,368	269,282
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	35,588	622,950
Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	18,396	540,392
Grupo Bimbo SAB de CV	Food Products	200,956	1,019,940
Grupo Carso SAB de CV	Industrial Conglomerates	41,524	464,881
Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	42,476	257,297

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Grupo Elektra SAB de CV	Banks	5,544	384,068
Grupo Financiero Banorte SAB de CV, Class O	Banks	265,804	2,680,250
[a] Grupo Financiero Inbursa SAB de CV, Class O	Banks	183,680	506,640
Grupo Mexico SAB de CV, Class B	Metals & Mining	290,892	1,617,775
Grupo Televisa SAB	Media	221,200	148,124
[a] Industrias Penoles SAB de CV	Metals & Mining	11,424	167,462
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	76,636	172,736
Megacable Holdings SAB de CV	Media	27,552	61,695
Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	115,444	163,201
Orbia Advance Corp. SAB de CV	Chemicals	89,404	198,611
Prologis Property Mexico SA de CV	Industrial REITs	56,756	270,634
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	20,160	218,713
Qualitas Controladora SAB de CV	Insurance	15,288	154,898
Regional SAB de CV	Banks	21,784	208,739
[a] Sitios Latinoamerica SAB de CV	Diversified Telecommunication Services	162,932	66,676
Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	474,656	2,006,031

			20,395,798

United States 1.2%
GCC SAB de CV	Construction Materials	15,036	177,649
JBS SA	Food Products	123,200	631,776

			809,425

Total Common Stocks (Cost $40,864,762)			54,850,810

Preferred Stocks 18.6%
Brazil 16.9%
[a] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	22,400	46,667
[c] Banco Bradesco SA, 8.438%, pfd.	Banks	478,800	1,684,513
[c] Bradespar SA, 11.087%, pfd.	Metals & Mining	22,400	118,327
[a] Braskem SA, Class A, pfd.	Chemicals	16,800	75,603
[c] Centrais Eletricas Brasileiras SA, Class B, 3.18%,pfd.	Electric Utilities	25,200	243,720
[c] Cia Energetica de Minas Gerais, 9.704%, pfd.	Electric Utilities	117,600	277,925
[c] Companhia Paranaense de Energia, Class B, 2.741%, pfd.	Electric Utilities	123,200	262,754
[c] CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 7.068%, pfd.	Electric Utilities	16,800	91,650
[c] Gerdau SA, 13.350%, pfd.	Metals & Mining	100,800	493,043
[c] Itau Unibanco Holding SA, 3.144%, pfd.	Banks	445,200	3,113,357
[c] Itausa SA, 4.590%, pfd.	Banks	445,200	950,413
[c] Metalurgica Gerdau SA, 14.30%, pfd.	Metals & Mining	61,600	137,717
[c] Petroleo Brasileiro SA, 7.905%, pfd.	Oil, Gas & Consumable Fuels	516,200	3,957,363
[c] Unipar Carbocloro SA, Class B, 4.544%, pfd.	Chemicals	4,240	66,852
[c] Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 3.541%, pfd.	Metals & Mining	44,800	85,679

			11,605,583

Chile 1.2%
[c] Embotelladora Andina SA, Class B, 6.881%, pfd.	Beverages	34,580	86,719
[c] Sociedad Quimica y Minera de Chile SA, Class B, 0.01%, pfd.	Electrical Equipment	12,544	756,272

			842,991

Colombia 0.5%
[c] Bancolombia SA, 11.818%, pfd.	Banks	41,356	319,404
[c] Grupo Aval Acciones y Valores SA, 7.423%, pfd.	Banks	397,852	49,809

			369,213

Total Preferred Stocks (Cost $9,688,162)			12,817,787

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Right 0.0%†
Brazil 0.0%†
[a] Localiza Rent a Car SA	Ground Transportation	279	1,149

Total Rights (Cost $0)			1,149

Total Investments (Cost $50,552,924) 98.2%			67,669,746
Other Assets, less Liabilities 1.8%			1,231,439

Net Assets 100.0%			$68,901,185

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $1,202,294, representing 1.7% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
Bovespa Index	Long	30	$838,624	2/14/24	$ 31,550
Index Contracts
Mex Bolsa Index	Long	12	414,737	3/15/24	15,288

Total Futures Contracts					$ 46,838

*As of period end.

Abbreviations

Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.9%
Mexico 98.9%
Alfa SAB de CV, Class A	Industrial Conglomerates	728,904	$587,100
Alpek SAB de CV	Chemicals	75,096	56,052
[a] Alsea SAB de CV	Hotels, Restaurants & Leisure	102,864	389,722
America Movil SAB de CV	Wireless Telecommunication Services	3,821,760	3,552,187
Arca Continental SAB de CV	Beverages	88,704	971,190
[b] Banco del Bajio SA	Banks	142,344	477,436
Becle SAB de CV	Beverages	108,672	213,500
[a] Cemex SAB de CV	Construction Materials	2,303,424	1,798,179
Coca-Cola Femsa SAB de CV	Beverages	105,624	1,004,003
Concentradora Fibra Danhos SA de CV	Diversified REITs	48,720	60,301
Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	163,056	649,258
El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	39,720	271,070
Fibra Uno Administracion SA de CV	Diversified REITs	577,608	1,042,693
Fomento Economico Mexicano SAB de CV	Beverages	301,944	3,940,454
Gruma SAB de CV, Class B	Food Products	39,144	719,198
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	55,488	589,006
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	74,256	1,299,814
Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	40,152	1,179,487
Grupo Bimbo SAB de CV	Food Products	329,856	1,674,164
Grupo Carso SAB de CV	Industrial Conglomerates	90,600	1,014,311
Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	92,688	561,454
Grupo Elektra SAB de CV	Banks	12,120	839,629
Grupo Financiero Banorte SAB de CV, Class O	Banks	474,384	4,783,478
[a] Grupo Financiero Inbursa SAB de CV, Class O	Banks	400,776	1,105,450
Grupo Mexico SAB de CV, Class B	Metals & Mining	538,464	2,994,629
Grupo Televisa SAB	Media	484,344	324,336
[a] Industrias Penoles SAB de CV	Metals & Mining	24,912	365,181
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	166,920	376,234
Megacable Holdings SAB de CV	Media	60,048	134,460
Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	252,048	356,316
Orbia Advance Corp. SAB de CV	Chemicals	194,712	432,553
Prologis Property Mexico SA de CV	Industrial REITs	123,840	590,515
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	43,968	477,003
Qualitas Controladora SAB de CV	Insurance	33,456	338,976
Regional SAB de CV	Banks	47,544	455,577
[a] Sitios Latinoamerica SAB de CV	Diversified Telecommunication Services	354,960	145,258
Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	861,552	3,641,163

			39,411,337

United States 1.0%
GCC SAB de CV	Construction Materials	32,784	387,341

Total Common Stocks (Cost $32,989,772)			39,798,678

Total Investments (Cost $32,989,772) 99.9%			39,798,678
Other Assets, less Liabilities 0.1%			35,545

Net Assets 100.0%			$39,834,223

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $477,436, representing 1.2% of net assets.

Abbreviations

Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 0.0%†
[a] Russia 0.0%†
[b] Aeroflot PJSC	Passenger Airlines	174,496	$—
Alrosa PJSC	Metals & Mining	361,232	—
[b] Credit Bank of Moscow PJSC	Banks	2,127,840	—
[b] Federal Grid Co.-Rosseti PJSC	Electric Utilities	80,095,477	—
[b] Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
Inter RAO UES PJSC	Electric Utilities	6,229,280	—
LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
[b] M.Video PJSC	Specialty Retail	8,000	—
Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
[b] Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
MMC Norilsk Nickel PJSC	Metals & Mining	2,888	—
Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
Moscow Exchange MICEX-Rates PJSC	Capital Markets	253,248	—
Mosenergo PJSC	Electric Utilities	1,418,704	—
Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
[b] Novolipetsk Steel PJSC	Metals & Mining	200,944	—
PhosAgro PJSC	Chemicals	6,208	—
[b] Polyus PJSC	Metals & Mining	3,504	—
[b] Raspadskaya OJSC	Metals & Mining	10,720	—
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
RusHydro PJSC	Electric Utilities	20,149,712	—
Sberbank of Russia PJSC	Banks	959,968	—
[b,c] Segezha Group PJSC	Paper & Forest Products	666,096	—
[b] Severstal PAO	Metals & Mining	27,744	—
Sistema AFK PAO	Wireless Telecommunication Services	499,664	—
Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
[b] Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
[b] United Co. RUSAL International PJSC	Metals & Mining	447,600	—
[b] VTB Bank PJSC	Banks	886,353,216	—

Total Common Stocks (Cost $21,363,101)			—

Preferred Stocks 0.0%†
[a] Russia 0.0%†
[d] Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
[d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
[d] Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
[d] Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	276	—

Total Preferred Stocks (Cost $1,113,686)			—

Total Investments (Cost $22,476,787) 0.0%†			—
Other Assets, less Liabilities 100.0%			4,745

Net Assets 100.0%			$4,745

†Rounds to less than 0.1% of net assets.

aFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $0, representing 0.0% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.9%
Saudi Arabia 99.9%
Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	25,980	$90,757
ACWA Power Co.	Independent Power Producers & Energy Traders	7,840	537,301
Advanced Petrochemical Co.	Chemicals	7,500	78,900
Al Rajhi Bank	Banks	115,460	2,678,672
Alinma Bank	Banks	57,730	596,543
Almarai Co. JSC	Food Products	14,350	215,059
Arab National Bank	Banks	39,220	265,127
Arabian Centres Co. Ltd.	Real Estate Management & Development	9,470	51,921
Arabian Drilling Co.	Energy Equipment & Services	1,570	79,212
Arabian Internet & Communications Services Co.	IT Services	1,470	135,710
Bank AlBilad	Banks	28,870	346,055
[a] Bank Al-Jazira	Banks	23,670	118,034
Banque Saudi Fransi	Banks	34,630	369,387
BinDawood Holding Co.	Consumer Staples Distribution & Retail	17,240	27,860
Bupa Arabia for Cooperative Insurance Co.	Insurance	4,370	248,449
Catrion Catering Holding Co.	Commercial Services & Supplies	2,370	79,885
Co. for Cooperative Insurance	Insurance	4,330	150,569
Dallah Healthcare Co.	Health Care Providers & Services	2,200	100,672
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	31,170	115,703
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	4,870	368,562
Elm Co.	IT Services	1,510	328,173
[a] Emaar Economic City	Real Estate Management & Development	21,520	45,450
Etihad Etisalat Co.	Wireless Telecommunication Services	22,230	292,843
Jarir Marketing Co.	Specialty Retail	34,640	144,472
Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	25,940	97,673
Mouwasat Medical Services Co.	Health Care Providers & Services	5,600	166,955
Nahdi Medical Co.	Consumer Staples Distribution & Retail	2,300	84,027
[a] National Industrialization Co., Class C	Chemicals	19,310	63,337
Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	4,420	73,902
Qassim Cement Co.	Construction Materials	2,600	44,165
[a] Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	24,610	68,383
Riyad Bank	Banks	86,600	659,315
SABIC Agri-Nutrients Co.	Chemicals	13,740	506,365
Sahara International Petrochemical Co.	Chemicals	20,900	189,772
[a] Saudi Arabian Mining Co.	Metals & Mining	71,380	840,380
[b] Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	181,410	1,598,827
Saudi Aramco Base Oil Co.	Chemicals	2,970	112,147
Saudi Awwal Bank	Banks	55,820	559,688
Saudi Basic Industries Corp.	Chemicals	53,020	1,177,751
Saudi Cement Co.	Construction Materials	4,420	61,880
Saudi Electricity Co.	Electric Utilities	46,050	232,829
Saudi Industrial Investment Group	Chemicals	21,790	128,997
Saudi Investment Bank	Banks	28,870	122,409
[a] Saudi Kayan Petrochemical Co.	Chemicals	43,300	125,397
Saudi National Bank	Banks	171,660	1,771,531
[a] Saudi Research & Media Group	Media	1,890	86,083
Saudi Tadawul Group Holding Co.	Capital Markets	2,830	138,557
Saudi Telecom Co.	Diversified Telecommunication Services	105,660	1,139,719
Saudia Dairy & Foodstuff Co.	Food Products	910	80,808
Savola Group	Food Products	15,410	153,484
[a] Seera Group Holding	Hotels, Restaurants & Leisure	8,660	61,428
Southern Province Cement Co.	Construction Materials	4,040	46,002
United Electronics Co.	Specialty Retail	2,310	54,270
Yamama Cement Co.	Construction Materials	5,850	53,586
Yanbu Cement Co.	Construction Materials	4,550	41,799

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Yanbu National Petrochemical Co.	Chemicals	16,240	164,565

Total Common Stocks (Cost $15,632,379)			18,171,347

Total Investments (Cost $15,632,379) 99.9%			18,171,347
Other Assets, less Liabilities 0.1%			23,964

Net Assets 100.0%			$18,195,311

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $1,598,827, representing 8.8% of net assets.

At December 31, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
South African Rand	SSBT	Sell	18,500	$4,931	1/02/24	$—	$(3)

Net unrealized appreciation (depreciation)							$(3)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Selected Portfolio

SSBT	–	State Street Bank & Trust Co.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 95.2%
South Korea 95.2%
[a] Alteogen, Inc., Class A	Biotechnology	13,433	$1,027,371
Amorepacific Corp., Class H	Personal Care Products	11,438	1,287,763
AMOREPACIFIC Group, Class A	Personal Care Products	9,975	226,546
BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	3,192	325,421
BNK Financial Group, Inc., Class H	Banks	109,326	606,093
[a] Celltrion Pharm, Inc., Class A	Pharmaceuticals	8,379	599,848
Celltrion, Inc., Class A	Biotechnology	60,913	9,530,265
Cheil Worldwide, Inc., Class A	Media	27,398	404,833
CJ CheilJedang Corp., Class A	Food Products	3,059	769,560
CJ Corp., Class A	Industrial Conglomerates	5,054	370,446
[a] CJ ENM Co. Ltd., Class A	Entertainment	3,990	223,680
[a] CJ Logistics Corp., Class A	Air Freight & Logistics	3,192	315,259
[a] CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	8,778	1,003,959
Coway Co. Ltd.	Household Durables	22,211	986,466
[a] Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	78,337	252,121
DB Insurance Co. Ltd., Class A	Insurance	17,556	1,140,956
DGB Financial Group, Inc., Class A	Banks	60,648	399,799
DL E&C Co. Ltd., Class A	Construction & Engineering	11,704	327,610
DL Holdings Co. Ltd., Class A	Chemicals	4,788	191,089
Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	11,970	169,154
Doosan Bobcat, Inc., Class A	Machinery	19,418	759,894
[a] Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	167,181	2,063,963
[a] Ecopro BM Co. Ltd.	Electrical Equipment	17,955	4,015,094
[a] Ecopro Co. Ltd.	Chemicals	7,538	3,786,851
[a] E-MART, Inc., Class A	Consumer Staples Distribution & Retail	7,581	450,893
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	6,251	432,944
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	20,216	607,469
Green Cross Corp.	Biotechnology	2,128	207,364
GS Engineering & Construction Corp.	Construction & Engineering	24,605	286,953
GS Holdings Corp.	Industrial Conglomerates	17,556	557,528
GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	15,295	273,740
Hana Financial Group, Inc.	Banks	110,656	3,728,916
Hanjin Kal Corp.	Passenger Airlines	12,502	706,690
Hankook Tire & Technology Co. Ltd.	Automobile Components	28,994	1,022,073
Hanmi Pharm Co. Ltd.	Pharmaceuticals	2,984	816,725
Hanmi Science Co. Ltd.	Pharmaceuticals	9,576	291,466
Hanon Systems	Automobile Components	63,574	359,853
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	13,566	1,311,412
Hanwha Corp.	Industrial Conglomerates	17,822	356,329
[a] Hanwha Life Insurance Co. Ltd.	Insurance	142,177	312,416
[a] Hanwha Ocean Co. Ltd., Class A	Machinery	40,565	790,575
[a] Hanwha Solutions Corp.	Chemicals	40,831	1,252,290
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	16,625	817,115
HD Hyundai Heavy Industries Co. Ltd.	Machinery	7,448	746,014
HD Hyundai Infracore Co. Ltd.	Machinery	54,530	343,803
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	16,891	1,585,621
Hite Jinro Co. Ltd.	Beverages	11,970	209,120
HL Mando Co. Ltd.	Automobile Components	13,034	398,236
[a] HLB, Inc.	Health Care Equipment & Supplies	42,294	1,664,963
HMM Co. Ltd.	Marine Transportation	114,646	1,742,968
Hotel Shilla Co. Ltd.	Specialty Retail	12,236	621,348
HYBE Co. Ltd.	Entertainment	8,113	1,470,910
Hyundai Department Store Co. Ltd.	Broadline Retail	5,320	213,973
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	28,595	774,878
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	7,315	1,087,680
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	22,876	550,630
Hyundai Mipo Dockyard Co. Ltd.	Machinery	7,980	526,052

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Hyundai Mobis Co. Ltd.	Automobile Components	24,472	4,503,350
Hyundai Motor Co.	Automobiles	54,264	8,574,209
Hyundai Steel Co.	Metals & Mining	32,984	934,790
Hyundai Wia Corp.	Automobile Components	6,251	315,972
[a] Industrial Bank of Korea	Banks	107,065	985,939
[a] Kakao Corp.	Interactive Media & Services	119,567	5,041,143
[a] Kakao Games Corp.	Entertainment	15,960	320,340
[a] KakaoBank Corp.	Banks	84,455	1,868,909
[a] Kakaopay Corp.	Financial Services	8,379	320,743
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	42,028	522,127
KB Financial Group, Inc.	Banks	150,689	6,329,897
KCC Corp.	Chemicals	1,596	283,163
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	8,379	221,527
Kia Corp.	Automobiles	96,292	7,476,667
Korea Aerospace Industries Ltd.	Aerospace & Defense	27,664	1,073,996
Korea Electric Power Corp.	Electric Utilities	100,415	1,473,595
[a] Korea Gas Corp.	Gas Utilities	10,108	193,856
Korea Investment Holdings Co. Ltd.	Capital Markets	14,896	709,003
Korea Zinc Co. Ltd.	Metals & Mining	4,256	1,645,693
[a] Korean Air Lines Co. Ltd.	Passenger Airlines	72,884	1,352,533
[a] Krafton, Inc.	Entertainment	11,305	1,699,393
KT&G Corp.	Tobacco	39,368	2,656,324
Kumho Petrochemical Co. Ltd.	Chemicals	6,517	672,497
L&F Co. Ltd.	Electrical Equipment	9,709	1,537,880
LG Chem Ltd.	Chemicals	18,620	7,214,364
LG Corp.	Industrial Conglomerates	35,378	2,359,632
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	87,780	868,326
LG Electronics, Inc.	Household Durables	42,427	3,353,575
[a] LG Energy Solution Ltd.	Electrical Equipment	15,694	5,209,399
LG H&H Co. Ltd.	Personal Care Products	3,724	1,026,493
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	5,586	1,038,782
LG Uplus Corp.	Diversified Telecommunication Services	83,657	664,501
Lotte Chemical Corp.	Chemicals	7,182	854,323
Lotte Chilsung Beverage Co. Ltd.	Beverages	1,330	151,392
Lotte Corp.	Industrial Conglomerates	10,241	215,094
Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	8,512	277,917
LOTTE Fine Chemical Co. Ltd.	Chemicals	5,586	251,563
Lotte Shopping Co. Ltd.	Broadline Retail	4,389	255,591
LS Corp.	Electrical Equipment	6,783	490,858
[a] Meritz Financial Group, Inc.	Financial Services	39,102	1,794,338
Mirae Asset Securities Co. Ltd.	Capital Markets	103,341	612,231
NAVER Corp.	Interactive Media & Services	56,525	9,831,198
NCSoft Corp.	Entertainment	6,251	1,167,300
[a,b] Netmarble Corp.	Entertainment	8,512	383,995
NH Investment & Securities Co. Ltd., Class C	Capital Markets	53,732	430,974
NongShim Co. Ltd.	Food Products	1,330	420,304
OCI Holdings Co. Ltd.	Chemicals	5,453	449,653
Orion Corp.	Food Products	8,512	767,329
Ottogi Corp.	Food Products	532	165,230
Pan Ocean Co. Ltd.	Marine Transportation	95,361	276,554
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	17,955	185,698
[a] Pearl Abyss Corp.	Entertainment	12,901	388,162
POSCO Future M Co. Ltd.	Electrical Equipment	11,172	3,114,177
POSCO Holdings, Inc.	Metals & Mining	29,526	11,451,384
Posco International Corp.	Trading Companies & Distributors	17,822	863,493
S-1 Corp.	Commercial Services & Supplies	7,448	346,983
[a,b] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	6,916	4,081,186
Samsung C&T Corp.	Industrial Conglomerates	32,984	3,316,584
Samsung Card Co. Ltd.	Consumer Finance	11,837	297,327
Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	21,945	2,610,431
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	886,711	54,046,753
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	61,978	1,395,576
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	12,901	2,634,493
[a] Samsung Heavy Industries Co. Ltd.	Machinery	256,025	1,540,643
Samsung Life Insurance Co. Ltd.	Insurance	29,260	1,569,894

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	20,748	7,603,895
Samsung SDS Co. Ltd.	IT Services	14,364	1,896,017
Samsung Securities Co. Ltd.	Capital Markets	24,871	743,484
[a] SD Biosensor, Inc.	Health Care Equipment & Supplies	15,694	139,405
Seegene, Inc.	Biotechnology	10,241	182,094
Shinhan Financial Group Co. Ltd.	Banks	194,313	6,057,665
Shinsegae, Inc.	Broadline Retail	2,660	361,854
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	11,172	870,928
[a] SK Bioscience Co. Ltd.	Biotechnology	9,443	527,911
SK Chemicals Co. Ltd.	Chemicals	3,857	201,550
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	212,800	23,380,076
[a,b] SK IE Technology Co. Ltd.	Chemicals	10,108	619,242
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	23,408	2,549,998
SK Networks Co. Ltd.	Trading Companies & Distributors	48,944	218,517
[a] SK Square Co. Ltd.	Industrial Conglomerates	37,506	1,531,808
SK, Inc.	Industrial Conglomerates	13,965	1,930,096
SKC Co. Ltd.	Chemicals	7,182	505,233
S-Oil Corp.	Oil, Gas & Consumable Fuels	16,093	869,689
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	5,054	103,992
SSANGYONG C&E Co. Ltd.	Construction Materials	43,092	192,390
[a] Wemade Co. Ltd.	Entertainment	6,650	314,454
Woori Financial Group, Inc.	Banks	259,483	2,619,209
Yuhan Corp.	Pharmaceuticals	21,785	1,163,761

Total Common Stocks (Cost $251,512,674)			290,973,502

Preferred Stocks 3.7%
South Korea 3.7%
[c] Amorepacific Corp., 1.872%, pfd.	Personal Care Products	4,256	120,949
[c] CJ CheilJedang Corp., 2.983%, pfd.	Food Products	532	55,393
[c] Hanwha Corp., 5.739%, pfd.	Industrial Conglomerates	8,778	95,011
[c] Hyundai Motor Co., 2.627%, pfd.	Automobiles	13,699	1,214,711
[c] Hyundai Motor Co., 2.643%, pfd.	Automobiles	8,645	761,866
[c] LG Chem Ltd., 3.232%, pfd.	Chemicals	3,059	738,682
[c] LG Electronics, Inc., 1.638%, pfd.	Household Durables	6,783	241,215
[c] LG H&H Co. Ltd., 2.562%, pfd.	Personal Care Products	798	97,961
[c] Mirae Asset Securities Co. Ltd., 5.405%, pfd.	Capital Markets	54,131	155,513
[c] Samsung Electronics Co. Ltd., 2.319%, pfd.	Technology Hardware, Storage & Peripherals	154,280	7,463,036
[c] Samsung Fire & Marine Insurance Co. Ltd., 7.266%, pfd.	Insurance	1,064	156,969
[c] Samsung SDI Co. Ltd., 0.439%, pfd.	Electronic Equipment, Instruments & Components	532	101,617

Total Preferred Stocks (Cost $9,673,681)			11,202,923

Total Investments (Cost $261,186,355) 98.9%			302,176,425
Other Assets, less Liabilities 1.1%			3,482,543

Net Assets 100.0%			$305,658,968

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $5,084,423, representing 1.7% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	46	$3,238,644	3/14/24	$112,990

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 97.9%
Switzerland 95.2%
ABB Ltd.	Electrical Equipment	40,992	$1,816,672
Adecco Group AG	Professional Services	5,068	248,508
Alcon, Inc.	Health Care Equipment & Supplies	15,596	1,216,327
[a] Avolta AG	Specialty Retail	3,304	129,860
Bachem Holding AG, Class B	Life Sciences Tools & Services	994	76,766
Baloise Holding AG	Insurance	1,442	225,813
Banque Cantonale Vaudoise	Banks	896	115,506
Barry Callebaut AG	Food Products	114	192,201
Belimo Holding AG	Building Products	294	162,012
BKW AG	Electric Utilities	574	101,958
Chocoladefabriken Lindt & Spruengli AG	Food Products	63	755,266
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	13,776	1,894,579
Clariant AG	Chemicals	7,196	106,189
DKSH Holding AG	Professional Services	1,134	78,685
Emmi AG	Food Products	70	75,768
EMS-Chemie Holding AG	Chemicals	226	182,862
Flughafen Zurich AG	Transportation Infrastructure	602	125,600
Geberit AG	Building Products	1,059	678,193
Georg Fischer AG	Machinery	2,615	189,837
Givaudan SA	Chemicals	253	1,047,290
Helvetia Holding AG	Insurance	1,120	154,230
Julius Baer Group Ltd.	Capital Markets	6,524	365,480
Kuehne & Nagel International AG	Marine Transportation	1,596	549,541
Logitech International SA	Technology Hardware, Storage & Peripherals	5,026	476,295
Lonza Group AG	Life Sciences Tools & Services	2,366	994,302
Nestle SA	Food Products	68,600	7,947,705
Novartis AG	Pharmaceuticals	53,914	5,436,561
Partners Group Holding AG	Capital Markets	703	1,013,175
PSP Swiss Property AG	Real Estate Management & Development	1,442	201,484
Roche Holding AG	Pharmaceuticals	18,018	5,234,244
Roche Holding AG	Pharmaceuticals	756	234,799
[a] Sandoz Group AG	Pharmaceuticals	13,762	442,464
Schindler Holding AG, PC	Machinery	1,302	325,326
Schindler Holding AG	Machinery	602	142,695
SGS SA	Professional Services	4,623	398,446
SIG Group AG	Containers & Packaging	10,514	241,723
Sika AG	Chemicals	4,424	1,438,661
Sonova Holding AG	Health Care Equipment & Supplies	1,610	524,902
Straumann Holding AG	Health Care Equipment & Supplies	3,405	548,587
Swatch Group AG	Textiles, Apparel & Luxury Goods	924	250,967
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,666	87,195
Swiss Life Holding AG	Insurance	938	650,855
Swiss Prime Site AG	Real Estate Management & Development	2,422	258,560
Swiss Re AG	Insurance	9,212	1,034,975
Swisscom AG	Diversified Telecommunication Services	812	488,174
Tecan Group AG	Life Sciences Tools & Services	406	165,651
Temenos AG	Software	1,932	179,553
UBS Group AG	Capital Markets	82,908	2,571,020
[b] VAT Group AG	Machinery	812	406,651
Zurich Insurance Group AG	Insurance	3,794	1,981,634

			44,165,747

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

United States 2.7%
Holcim AG, Class B	Construction Materials	16,002	1,255,215

Total Common Stocks (Cost $41,721,567)			45,420,962

Total Investments (Cost $41,721,567) 97.9%			45,420,962

Other Assets, less Liabilities 2.1%			963,560

Net Assets 100.0%			$46,384,522

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $406,651, representing 0.9% of net assets.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
Swiss Mid Cap Future Index	Long	7	$921,606	3/15/24	$(7,306)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.8%
China 1.1%
Airtac International Group, Class A	Machinery	29,250	$962,594
Silergy Corp.	Semiconductors & Semiconductor Equipment	71,690	1,167,951

			2,130,545

Taiwan 98.4%
Accton Technology Corp.	Communications Equipment	116,010	1,976,938
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	622,000	1,090,357
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	5,640	138,379
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	99,388	1,204,683
Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	15,500	1,654,013
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	747,700	3,288,949
Asia Cement Corp.	Construction Materials	536,000	723,911
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	8,460	500,314
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	6,780	689,256
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	154,560	2,465,164
AUO Corp., Class H	Electronic Equipment, Instruments & Components	1,541,000	911,329
Capital Securities Corp., Class A	Capital Markets	435,000	231,741
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	132,260	836,038
Cathay Financial Holding Co. Ltd., Class A	Insurance	2,015,000	3,003,739
Chailease Holding Co. Ltd., Class A	Financial Services	308,119	1,937,634
Chang Hwa Commercial Bank Ltd., Class A	Banks	1,486,633	867,067
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	401,000	586,660
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	135,000	769,782
China Airlines Ltd., Class A	Passenger Airlines	626,000	441,599
[a] China Development Financial Holding Corp., Class A	Insurance	3,449,000	1,410,370
China Motor Corp., Class A	Automobiles	56,720	208,839
China Steel Corp., Class A	Metals & Mining	2,700,000	2,375,328
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	832,680	3,255,783
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	900,000	1,168,603
CTBC Financial Holding Co. Ltd., Class A	Banks	3,990,000	3,685,717
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	473,290	4,834,604
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	172,700	1,108,548
E.Sun Financial Holding Co. Ltd., Class A	Banks	3,256,000	2,737,160
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	43,760	801,327
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	15,457	1,233,921
[a] Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	153,940	232,235
Eternal Materials Co. Ltd., Class H	Chemicals	207,985	197,206
Eva Airways Corp., Class H	Passenger Airlines	587,000	601,527
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	220,600	1,031,462
Far Eastern International Bank	Banks	493,000	203,205
Far Eastern New Century Corp.	Industrial Conglomerates	640,000	650,625
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	383,000	995,859
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	108,104	616,419
First Financial Holding Co. Ltd.	Banks	2,350,000	2,098,043
Formosa Chemicals & Fibre Corp.	Chemicals	749,400	1,521,240
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	298,780	785,635
Formosa Plastics Corp.	Chemicals	817,000	2,108,353
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	13,720	75,327
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	224,000	183,927
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	241,420	417,699
Fubon Financial Holding Co. Ltd.	Insurance	1,694,600	3,577,983
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	18,270	250,323
Giant Manufacturing Co. Ltd.	Leisure Products	68,335	409,692
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	107,000	927,388
Global Unichip Corp.	Semiconductors & Semiconductor Equipment	19,000	1,077,206
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	46,000	879,816
Hiwin Technologies Corp.	Machinery	63,189	483,844
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	2,613,000	8,897,167

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Hotai Motor Co. Ltd.	Specialty Retail	71,205	1,644,950
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	159,500	266,609
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	2,224,000	1,619,602
Innolux Corp.	Electronic Equipment, Instruments & Components	1,853,000	863,391
Inventec Corp.	Technology Hardware, Storage & Peripherals	562,000	966,866
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	22,030	2,060,120
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	468,200	1,784,898
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	325,700	10,771,591
Mega Financial Holding Co. Ltd.	Banks	2,461,000	3,143,357
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	149,700	995,057
momo.com, Inc.	Broadline Retail	15,967	264,812
Nan Ya Plastics Corp.	Chemicals	1,236,000	2,678,158
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	46,000	376,957
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	252,000	640,459
Nien Made Enterprise Co. Ltd.	Household Durables	30,020	345,288
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	125,310	2,110,923
Oneness Biotech Co. Ltd.	Pharmaceuticals	76,684	485,982
Pegatron Corp.	Technology Hardware, Storage & Peripherals	448,000	1,274,349
[a] PharmaEssentia Corp.	Biotechnology	52,000	586,240
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	579,000	582,952
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	644,000	617,970
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	150,100	689,598
President Chain Store Corp.	Consumer Staples Distribution & Retail	122,480	1,075,524
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	582,000	4,257,311
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	104,186	1,600,616
Ruentex Development Co. Ltd.	Real Estate Management & Development	339,710	417,851
Shanghai Commercial & Savings Bank Ltd.	Banks	818,000	1,247,370
[a] Shin Kong Financial Holding Co. Ltd.	Insurance	2,935,000	846,345
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	116,980	747,074
SinoPac Financial Holdings Co. Ltd.	Banks	2,517,700	1,616,093
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	296,500	678,200
Taishin Financial Holding Co. Ltd.	Banks	2,593,000	1,529,245
Taiwan Business Bank	Banks	1,189,328	530,907
Taiwan Cement Corp.	Construction Materials	1,372,418	1,558,423
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	2,320,150	2,018,475
Taiwan Fertilizer Co. Ltd.	Chemicals	161,200	355,065
[a] Taiwan Glass Industry Corp.	Building Products	289,000	178,444
Taiwan High Speed Rail Corp.	Transportation Infrastructure	455,000	455,141
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	377,340	1,212,288
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	60,960	232,395
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,004,300	38,726,964
[a] Tatung Co. Ltd.	Electrical Equipment	485,000	663,723
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	262,000	399,524
Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	60,960	160,094
U-Ming Marine Transport Corp.	Marine Transportation	94,000	159,574
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	285,000	1,634,382
Uni-President Enterprises Corp.	Food Products	1,050,000	2,548,834
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,568,000	4,401,258
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	197,200	523,673
Voltronic Power Technology Corp.	Electrical Equipment	14,570	811,805
Walsin Lihwa Corp.	Electrical Equipment	592,000	745,534
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	69,960	280,383
Wan Hai Lines Ltd.	Marine Transportation	201,130	360,442
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	88,650	459,274
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	670,291	665,038
Wistron Corp.	Technology Hardware, Storage & Peripherals	625,000	2,007,950
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	19,280	1,146,479
Yageo Corp.	Electronic Equipment, Instruments & Components	85,229	1,657,898
Yang Ming Marine Transport Corp.	Marine Transportation	382,656	639,620
Yuanta Financial Holding Co. Ltd.	Financial Services	2,661,890	2,393,841
Yulon Motor Co. Ltd.	Automobiles	129,000	314,403
Yulon Nissan Motor Co. Ltd.	Automobiles	5,170	32,091
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	137,460	488,201

			190,907,815

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

United States 0.3%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	15,294	597,996

Total Common Stocks (Cost $163,272,080)			193,636,356

Total Investments (Cost $163,272,080) 99.8%			193,636,356
Other Assets, less Liabilities 0.2%			407,394

Net Assets 100.0%			$194,043,750

aNon-income producing.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
FTSE Taiwan Index Futures	Long	5	$310,100	1/30/24	$3,591

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 6.0%
Glencore PLC	Metals & Mining	2,972,514	$17,889,567
Rio Tinto PLC	Metals & Mining	262,685	19,563,149

			37,452,716

Bermuda 0.2%
Hiscox Ltd.	Insurance	80,524	1,081,952

Chile 0.3%
Antofagasta PLC	Metals & Mining	83,470	1,787,114

Ireland 5.3%
CRH PLC	Construction Materials	170,377	11,750,333
DCC PLC	Industrial Conglomerates	23,568	1,735,970
Experian PLC	Professional Services	220,950	9,018,977
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	42,717	7,591,113
Smurfit Kappa Group PLC	Containers & Packaging	62,848	2,499,700

			32,596,093

Isle Of Man 0.3%
Entain PLC	Hotels, Restaurants & Leisure	153,192	1,941,564

Mexico 0.1%
Fresnillo PLC	Metals & Mining	44,190	334,846

Netherlands 8.4%
Shell PLC	Oil, Gas & Consumable Fuels	1,595,259	52,294,939

Nigeria 0.1%
[b] Airtel Africa PLC	Wireless Telecommunication Services	261,212	433,557

Russia 0.0%†
[a,c] Evraz PLC	Metals & Mining	128,818	—

Switzerland 0.2%
Coca-Cola HBC AG	Beverages	47,627	1,399,478

United Kingdom 78.7%
3i Group PLC	Capital Markets	229,788	7,091,924
abrdn PLC	Capital Markets	451,720	1,028,761
Admiral Group PLC	Insurance	73,650	2,519,981
Anglo American PLC	Metals & Mining	291,163	7,314,364
Ashtead Group PLC	Trading Companies & Distributors	105,074	7,316,256
Associated British Foods PLC	Food Products	81,015	2,444,588
AstraZeneca PLC	Pharmaceuticals	356,466	48,168,809
[b] Auto Trader Group PLC	Interactive Media & Services	216,531	1,991,307
Aviva PLC	Insurance	658,922	3,651,452
B&M European Value Retail SA	Broadline Retail	225,860	1,612,963
BAE Systems PLC	Aerospace & Defense	735,518	10,412,471
Barclays PLC	Banks	3,625,053	7,106,506
Barratt Developments PLC	Household Durables	235,680	1,690,302
Beazley PLC	Insurance	159,084	1,058,617
Berkeley Group Holdings PLC	Household Durables	25,041	1,496,515
BP PLC	Oil, Gas & Consumable Fuels	4,024,236	23,913,936
British American Tobacco PLC	Tobacco	536,663	15,704,383
British Land Co. PLC	Diversified REITs	222,914	1,135,546
BT Group PLC	Diversified Telecommunication Services	1,519,154	2,393,659
Bunzl PLC	Trading Companies & Distributors	81,506	3,314,532
Burberry Group PLC	Textiles, Apparel & Luxury Goods	85,925	1,551,046
Centrica PLC	Multi-Utilities	1,319,317	2,365,543
Compass Group PLC	Hotels, Restaurants & Leisure	412,931	11,296,636
[b] ConvaTec Group PLC	Health Care Equipment & Supplies	394,764	1,228,924
Croda International PLC	Chemicals	33,388	2,149,432
Dechra Pharmaceuticals PLC	Pharmaceuticals	26,514	1,304,005

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Diageo PLC	Beverages	533,226	19,413,840
DS Smith PLC	Containers & Packaging	308,839	1,209,864
Endeavour Mining PLC	Metals & Mining	44,190	989,778
Ferguson PLC	Trading Companies & Distributors	49,591	9,536,524
GSK PLC	Pharmaceuticals	970,707	17,945,600
Haleon PLC	Personal Care Products	1,328,155	5,445,958
Halma PLC	Electronic Equipment, Instruments & Components	91,326	2,659,087
Hargreaves Lansdown PLC	Capital Markets	90,344	845,351
Hikma Pharmaceuticals PLC	Pharmaceuticals	38,789	884,628
Howden Joinery Group PLC	Trading Companies & Distributors	126,678	1,313,875
HSBC Holdings PLC	Banks	4,700,343	38,079,132
IMI PLC	Machinery	61,866	1,328,116
Imperial Brands PLC	Tobacco	215,058	4,952,626
Informa PLC	Media	335,844	3,344,581
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	39,771	3,594,634
Intermediate Capital Group PLC	Capital Markets	66,776	1,430,543
[a] International Consolidated Airlines Group SA	Passenger Airlines	269,068	531,662
Intertek Group PLC	Professional Services	38,789	2,099,571
ITV PLC	Media	894,111	721,273
J Sainsbury PLC	Consumer Staples Distribution & Retail	418,332	1,613,734
JD Sports Fashion PLC	Specialty Retail	596,074	1,261,012
Johnson Matthey PLC	Chemicals	43,699	945,634
Kingfisher PLC	Specialty Retail	458,103	1,420,847
Land Securities Group PLC	Diversified REITs	177,742	1,596,974
Legal & General Group PLC	Insurance	1,430,774	4,579,939
Lloyds Banking Group PLC	Banks	15,304,961	9,308,583
London Stock Exchange Group PLC	Capital Markets	109,002	12,886,753
M&G PLC	Financial Services	524,388	1,486,721
Melrose Industries PLC	Aerospace & Defense	323,078	2,336,892
Mondi PLC	Paper & Forest Products	116,858	2,290,422
National Grid PLC	Multi-Utilities	886,746	11,959,880
NatWest Group PLC	Banks	1,326,191	3,709,237
Next PLC	Broadline Retail	29,460	3,048,763
[a,c] NMC Health PLC	Health Care Providers & Services	3,705	—
[a] Ocado Group PLC	Consumer Staples Distribution & Retail	145,827	1,409,867
Pearson PLC	Diversified Consumer Services	172,341	2,118,350
Persimmon PLC	Household Durables	76,596	1,356,283
Phoenix Group Holdings PLC	Insurance	176,269	1,202,635
Prudential PLC	Insurance	663,832	7,507,955
Reckitt Benckiser Group PLC	Household Products	172,832	11,941,678
RELX PLC	Professional Services	457,121	18,123,142
Renishaw PLC	Electronic Equipment, Instruments & Components	8,347	380,726
Rentokil Initial PLC	Commercial Services & Supplies	607,858	3,415,747
Rightmove PLC	Interactive Media & Services	197,382	1,448,339
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	2,019,974	7,717,461
RS Group PLC	Trading Companies & Distributors	113,912	1,190,182
Sage Group PLC	Software	246,973	3,691,512
Schroders PLC	Capital Markets	202,783	1,111,325
Segro PLC	Industrial REITs	295,091	3,334,476
Severn Trent PLC	Water Utilities	63,830	2,098,544
Smith & Nephew PLC	Health Care Equipment & Supplies	210,639	2,896,015
Smiths Group PLC	Industrial Conglomerates	83,961	1,887,535
Spirax-Sarco Engineering PLC	Machinery	17,676	2,367,129
SSE PLC	Electric Utilities	263,176	6,226,818
St. James’s Place PLC	Capital Markets	129,624	1,129,612
Standard Chartered PLC	Banks	529,789	4,502,049
Tate & Lyle PLC	Food Products	97,218	816,722
Taylor Wimpey PLC	Household Durables	843,538	1,581,290
Tesco PLC	Consumer Staples Distribution & Retail	1,705,243	6,315,014
Unilever PLC	Personal Care Products	604,912	29,303,381
UNITE Group PLC	Residential REITs	82,979	1,104,360
United Utilities Group PLC	Water Utilities	164,485	2,221,617
Vodafone Group PLC	Wireless Telecommunication Services	5,272,849	4,608,484
Weir Group PLC	Machinery	62,848	1,511,438
Whitbread PLC	Hotels, Restaurants & Leisure	46,154	2,151,085

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Wise PLC, Class A	Financial Services	181,179	2,018,651
WPP PLC	Media	250,901	2,408,459

			487,132,373

Total Common Stocks (Cost $614,372,916)			616,454,632

Total Investments (Cost $614,372,916) 99.6%			616,454,632
Other Assets, less Liabilities 0.4%			2,277,105

Net Assets 100.0%			$618,731,737

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $3,653,788, representing 0.6% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
FTSE 100 Index	Long	22	$2,175,356	3/15/24	$31,241

*As of period end.

Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 92.0%
Biotechnology 32.7%
[a] 4D Molecular Therapeutics, Inc.	United States	3,142	$63,657
[a] Alnylam Pharmaceuticals, Inc.	United States	1,174	224,715
[a] Avid Bioservices, Inc.	United States	12,366	80,379
[a] Bavarian Nordic AS	Denmark	1,775	46,674
[a] Beam Therapeutics, Inc.	United States	2,006	54,603
[a] BioNTech SE, ADR	Germany	2,363	249,391
[a] CRISPR Therapeutics AG	Switzerland	1,135	71,051
[a] Dynavax Technologies Corp.	United States	7,840	109,603
[a] Exact Sciences Corp.	United States	2,420	179,032
[a] Intellia Therapeutics, Inc.	United States	5,314	162,024
[a] Ionis Pharmaceuticals, Inc.	United States	6,746	341,280
[a] Krystal Biotech, Inc.	United States	2,544	315,609
[a] Moderna, Inc.	United States	2,070	205,861
[a] Natera, Inc.	United States	1,031	64,582
[a] Regeneron Pharmaceuticals, Inc.	United States	537	471,642
[a] Rocket Pharmaceuticals, Inc.	United States	4,914	147,273
[a] Sarepta Therapeutics, Inc.	United States	1,097	105,784
[a] Twist Bioscience Corp.	United States	1,449	53,410
[a] Veracyte, Inc.	United States	801	22,035
[a] Vertex Pharmaceuticals, Inc.	United States	1,268	515,937

			3,484,542

Chemicals 1.9%
Corteva, Inc.	United States	4,328	207,398

Health Care Providers & Services 2.4%
[a] Guardant Health, Inc.	United States	2,916	78,878
Laboratory Corp. of America Holdings	United States	508	115,463
[a] Privia Health Group, Inc.	United States	2,688	61,905

			256,246

Health Care Technology 2.4%
[a] Doximity, Inc., Class A	United States	1,242	34,826
[a] Schrodinger, Inc.	United States	4,932	176,565
Simulations Plus, Inc.	United States	1,004	44,929

			256,320

Life Sciences Tools & Services 42.9%
[a] 10X Genomics, Inc., Class A	United States	399	22,328
Agilent Technologies, Inc.	United States	1,704	236,907
[a] Avantor, Inc.	United States	1,209	27,601
[a] Azenta, Inc.	United States	981	63,902
[a] Bio-Rad Laboratories, Inc., Class A	United States	239	77,171
Bio-Techne Corp.	United States	1,460	112,654
Bruker Corp.	United States	4,172	306,559
[a] Charles River Laboratories International, Inc.	United States	1,111	262,640
Danaher Corp.	United States	2,427	561,462
[a] Evotec SE	Germany	5,328	125,245
[a] Fortrea Holdings, Inc.	United States	508	17,729
[a] ICON PLC, ADR	Ireland	548	155,122
[a] IQVIA Holdings, Inc.	United States	543	125,639
Lonza Group AG	Switzerland	436	183,227
[a] Medpace Holdings, Inc.	United States	2,262	693,371
[a] Olink Holding AB, ADR	Sweden	560	14,084
[a,b] OmniAb, Inc., 12.5 Earnout	United States	240	—
[a,b] OmniAb, Inc., 15.0 Earnout	United States	240	—
[a] Oxford Nanopore Technologies PLC	United Kingdom	33,334	88,473
[a] Pacific Biosciences of California, Inc.	United States	2,712	26,605
[a] Qiagen NV	Netherlands	5,038	218,800
[a] Repligen Corp.	United States	659	118,488

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Revvity, Inc.	United States	1,402	153,253
[a,c] Samsung Biologics Co. Ltd.	South Korea	570	336,362
Thermo Fisher Scientific, Inc.	United States	1,225	650,218

			4,577,840

Office REITs 0.3%
Alexandria Real Estate Equities, Inc.	United States	282	35,749

Pharmaceuticals 7.2%
AstraZeneca PLC, ADR	United Kingdom	3,866	260,375
Bristol-Myers Squibb Co.	United States	1,610	82,609
Eli Lilly & Co.	United States	610	355,581
[a] Ligand Pharmaceuticals, Inc.	United States	939	67,064

			765,629

Software 2.2%
[a] Cadence Design Systems, Inc.	United States	846	230,425

Total Common Stocks (Cost $11,336,449)			9,814,149

Preferred Stock 3.2%
Life Sciences Tools & Services 3.2%
[d] Sartorius AG, 0.43%, pfd.	Germany	934	343,777

Total Preferred Stocks (Cost $548,080)			343,777

Total Investments (Cost $11,884,529) 95.2%			10,157,926
Other Assets, less Liabilities 4.8%			515,242

Net Assets 100.0%			$10,673,168

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $336,362, representing 3.2% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	– American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 93.1%
Advertising 0.7%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
[a] 7.375%, 2/15/31	United States	600,000	$630,459
[a] 4.625%, 3/15/30	United States	1,200,000	1,071,187

			1,701,646

Airlines 1.4%
[a] American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,833,333	1,821,456
[a] United Airlines, Inc., 4.375%, 4/15/26	United States	1,700,000	1,657,824

			3,479,280

Apparel 0.5%
[a] Hanesbrands, Inc., 9.00%, 2/15/31	United States	1,200,000	1,177,015

Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC, 6.95%, 3/06/26	United States	500,000	512,412

Automobiles & Components 3.4%
Adient Global Holdings Ltd.,
[a] 7.00%, 4/15/28	United States	500,000	517,131
[a] 8.25%, 4/15/31	United States	1,400,000	1,483,572
[a] Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	1,900,000	1,715,356
Goodyear Tire & Rubber Co.,
4.875%, 3/15/27	United States	1,000,000	968,883
5.00%, 7/15/29	United States	1,200,000	1,135,279
[a] Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	2,500,000	2,439,276

			8,259,497

Capital Goods 4.2%
[a] ATS Corp., 4.125%, 12/15/28	Canada	1,300,000	1,196,560
[a] Chart Industries, Inc., 7.50%, 1/01/30	United States	1,200,000	1,255,796
[a] Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,400,000	1,149,435
[a] Knife River Corp., 7.75%, 5/01/31	United States	900,000	958,936
[a] Stericycle, Inc., 3.875%, 1/15/29	United States	1,700,000	1,543,999
[a] TransDigm, Inc., senior secured note, 6.25%, 3/15/26	United States	2,400,000	2,398,290
[a] Vertiv Group Corp., 4.125%, 11/15/28	United States	1,900,000	1,783,804

			10,286,820

Chemicals 1.4%
Celanese U.S. Holdings LLC, 6.33%, 7/15/29	United States	1,500,000	1,573,956
[a] Rain Carbon, Inc., 12.25%, 9/01/29	United States	1,900,000	1,859,625

			3,433,581

Commercial & Professional Services 4.1%
[a] APX Group, Inc., 5.75%, 7/15/29	United States	1,200,000	1,120,246
[a] Gartner, Inc., 3.625%, 6/15/29	United States	1,000,000	903,674
Grand Canyon University, 5.125%, 10/01/28	United States	1,900,000	1,703,654
[a] H&E Equipment Services, Inc., senior note, 3.875%, 12/15/28	United States	2,100,000	1,911,043
[a] MPH Acquisition Holdings LLC, 5.75%, 11/01/28	United States	1,800,000	1,464,475
[a] Prime Security Services Borrower LLC/Prime Finance, Inc., first lien,
3.375%, 8/31/27	United States	1,900,000	1,762,858
[a] PROG Holdings, Inc., 6.00%, 11/15/29	United States	1,400,000	1,291,913

			10,157,863

Commercial Services 1.2%
[a] Ashtead Capital, Inc., 1.50%, 8/12/26	United Kingdom	700,000	635,036
United Rentals North America, Inc., 5.50%, 5/15/27	United States	2,300,000	2,306,677

			2,941,713

Construction Materials 2.2%
[a] AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	1,400,000	1,436,750
[a] Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	1,600,000	1,636,192

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	2,200,000	2,315,007

			5,387,949

Consumer Discretionary Distribution & Retail 0.8%
[a] Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30	United States	2,200,000	1,934,125

Consumer Durables & Apparel 0.4%
[a] Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,200,000	1,077,073

Consumer Services 4.5%
[a,b,c] 24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
Carnival Corp.,
[a] 7.625%, 3/01/26	United States	800,000	814,965
[a] senior note, 5.75%, 3/01/27	United States	2,400,000	2,342,840
[a] NCL Corp. Ltd., 5.875%, 3/15/26	United States	1,300,000	1,271,208
[a] Royal Caribbean Cruises Ltd., 5.50%, 8/31/26	United States	1,900,000	1,882,469
[a] Station Casinos LLC, 4.50%, 2/15/28	United States	1,900,000	1,792,819
[a] Studio City Finance Ltd., 5.00%, 1/15/29	United States	2,300,000	1,935,413
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25	United States	1,000,000	995,538

			11,035,252

Distribution/Wholesale 0.2%
[a] Ritchie Bros Holdings, Inc., 6.75%, 3/15/28	Canada	400,000	412,329

Diversified Financial Services 2.2%
GGAM Finance Ltd.,
[a] 8.00%, 2/15/27	Ireland	600,000	615,774
[a] 8.00%, 6/15/28	Ireland	1,600,000	1,657,142
[a] Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	500,000	466,819
OneMain Finance Corp., 9.00%, 1/15/29	United States	2,200,000	2,327,774
[a] PRA Group, Inc., 8.375%, 2/01/28	United States	300,000	289,002

			5,356,511

Electric 1.0%
[a] Talen Energy Supply LLC, 8.625%, 6/01/30	United States	900,000	956,950
[a] Vistra Operations Co. LLC, 7.75%, 10/15/31	United States	1,500,000	1,559,008

			2,515,958

Energy 9.1%
[a] Antero Resources Corp., 7.625%, 2/01/29	United States	601,000	617,246
[a] Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28	Spain	1,600,000	1,500,939
[a] Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	500,000	491,738
Cheniere Energy Partners LP, 4.50%, 10/01/29	United States	500,000	478,876
[a] Chesapeake Energy Corp., 6.75%, 4/15/29	United States	2,000,000	2,020,746
[a] CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29	United States	1,100,000	1,073,765
[a] CSI Compressco LP/CSI Compressco Finance, Inc., first lien, 7.50%, 4/01/25	United States	1,400,000	1,399,888
[a] DT Midstream, Inc., 4.125%, 6/15/29	United States	700,000	644,814
[a] Enerflex Ltd., 9.00%, 10/15/27	Canada	1,200,000	1,158,856
EnLink Midstream Partners LP, 4.15%, 6/01/25	United States	1,900,000	1,858,894
[a] EQM Midstream Partners LP, 7.50%, 6/01/27	United States	1,600,000	1,649,635
[a] Harbour Energy PLC, 5.50%, 10/15/26	United Kingdom	2,400,000	2,348,292
Hilcorp Energy I LP/Hilcorp Finance Co.,
[a] 6.00%, 2/01/31	United States	700,000	677,348
[a] senior note, 5.75%, 2/01/29	United States	1,000,000	966,815
[a] Kinetik Holdings LP, 5.875%, 6/15/30	United States	1,200,000	1,178,846
[a] Nabors Industries Ltd., senior note, 7.25%, 1/15/26	United States	500,000	481,110
[a] Nabors Industries, Inc., 7.375%, 5/15/27	United States	500,000	490,372
[a] SunCoke Energy, Inc., 4.875%, 6/30/29	United States	600,000	540,620
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	700,000	701,978
Venture Global Calcasieu Pass LLC,
[a] 4.125%, 8/15/31	United States	800,000	705,829
[a] 3.875%, 8/15/29	United States	900,000	817,605
[a] Weatherford International Ltd., 6.50%, 9/15/28	United States	499,000	516,824

			22,321,036

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Entertainment 1.8%
[a] Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	2,100,000	2,147,250
[a] Banijay Entertainment SASU, 8.125%, 5/01/29	France	1,500,000	1,545,773
[a] Caesars Entertainment, Inc., 7.00%, 2/15/30	United States	700,000	718,243

			4,411,266

Financial Services 4.9%
[a] Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	1,800,000	1,516,233
[a] Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	1,400,000	1,171,039
Iron Mountain, Inc.,
[a] 5.625%, 7/15/32	United States	800,000	759,212
[a] 7.00%, 2/15/29	United States	1,000,000	1,028,503
[a] Jefferson Capital Holdings LLC, 6.00%, 8/15/26	United States	1,300,000	1,245,412
[a] Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29	United States	1,400,000	1,264,270
[a] Necessity Retail REIT, Inc./American Finance Operating Partner LP,4.50%, 9/30/28	United States	1,500,000	1,264,785
[a] PRA Group, Inc., 5.00%, 10/01/29	United States	1,500,000	1,239,900
[a] RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28	United States	500,000	520,156
VICI Properties LP/VICI Note Co., Inc.,
[a] 5.75%, 2/01/27	United States	200,000	200,747
[a] 3.875%, 2/15/29	United States	2,000,000	1,838,822

			12,049,079

Food 1.8%
[a] Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29	United States	1,700,000	1,545,559
Pilgrim’s Pride Corp., 6.875%, 5/15/34	United States	1,700,000	1,837,416
[a] U.S. Foods, Inc., 7.25%, 1/15/32	United States	900,000	939,566

			4,322,541

Food, Beverage & Tobacco 0.6%
[a] Primo Water Holdings, Inc., 4.375%, 4/30/29	Canada	1,500,000	1,383,821

Hand/Machine Tools 0.6%
Regal Rexnord Corp.,
[a] 6.30%, 2/15/30	United States	600,000	616,088
[a] 6.40%, 4/15/33	United States	800,000	834,467

			1,450,555

Health Care Equipment & Services 2.3%
Centene Corp., 4.25%, 12/15/27	United States	2,100,000	2,025,058
CHS/Community Health Systems, Inc.,
[a] 6.875%, 4/15/29	United States	900,000	581,774
[a] senior secured note, 6.00%, 1/15/29	United States	1,100,000	991,397
[a] DaVita, Inc., 4.625%, 6/01/30	United States	2,500,000	2,184,687

			5,782,916

Healthcare-Products 0.7%
[a] Garden Spinco Corp., 8.625%, 7/20/30	United States	1,600,000	1,711,114

Healthcare-Services 2.7%
CHS/Community Health Systems, Inc.,
[a] 8.00%, 3/15/26	United States	247,000	246,399
[a] 10.875%, 1/15/32	United States	1,000,000	1,046,380
[a] Fortrea Holdings, Inc., 7.50%, 7/01/30	United States	2,200,000	2,262,088
Tenet Healthcare Corp.,
[a] 6.75%, 5/15/31	United States	500,000	511,650
6.125%, 10/01/28	United States	1,000,000	998,050
6.125%, 6/15/30	United States	1,500,000	1,518,506

			6,583,073

Home Builders 1.0%
[a] Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	1,000,000	1,057,920
[a] LGI Homes, Inc., 8.75%, 12/15/28	United States	1,400,000	1,490,125

			2,548,045

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Household & Personal Products 0.7%
[a] VM Consolidated, Inc., 5.50%, 4/15/29	United States	1,800,000	1,701,474

Household Products 0.5%
[a] Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	1,100,000	1,130,729

Insurance 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,	United States	400,000	422,196
[a] 7.00%, 1/15/31
[a] 6.75%, 4/15/28	United States	700,000	716,558
[a] Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	1,000,000	1,055,567

			2,194,321

Iron/Steel 0.4%
ATI, Inc., 7.25%, 8/15/30	United States	1,000,000	1,041,622

Leisure Time 0.8%
[a] Carnival Holdings Bermuda Ltd., 10.375%, 5/01/28	United States	600,000	653,516
[a] NCL Corp. Ltd., 7.75%, 2/15/29	United States	1,200,000	1,208,375

			1,861,891

Lodging 0.5%
Las Vegas Sands Corp., 3.50%, 8/18/26	United States	1,400,000	1,335,406

Machinery-Diversified 0.1%
[a] Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 4/15/26	Canada	300,000	302,183

Materials 6.0%
[a] Advanced Drainage Systems, Inc., 6.375%, 6/15/30	United States	1,000,000	1,008,134
[a] Arcosa, Inc., 4.375%, 4/15/29	United States	1,700,000	1,585,165
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
[a] senior note, 5.25%, 8/15/27	Luxembourg	200,000	155,608
[a] first lien, 5.25%, 4/30/25	Luxembourg	1,700,000	1,654,681
[a] Consolidated Energy Finance SA, 5.625%, 10/15/28	Luxembourg	400,000	339,184
[a] Constellium SE, 3.75%, 4/15/29	France	1,800,000	1,635,823
[a] Eco Material Technologies, Inc., 7.875%, 1/31/27	United States	1,300,000	1,301,625
[a] Glatfelter Corp., 4.75%, 11/15/29	United States	900,000	633,875
[a] GPD Cos., Inc., senior secured note, 10.125%, 4/01/26	United States	550,000	509,025
[a] Novelis Corp., 4.75%, 1/30/30	United States	2,000,000	1,884,107
[a] OI European Group BV, 4.75%, 2/15/30	United States	1,200,000	1,123,505
[a] Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	1,500,000	1,403,437
[a] Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25	United States	22,000	21,326
[a] Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26	Netherlands	1,600,000	1,571,446

			14,826,941

Media & Entertainment 8.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
[a] 5.375%, 6/01/29	United States	1,400,000	1,321,574
[a] 4.50%, 8/15/30	United States	1,900,000	1,715,356
[a] Clear Channel International BV, 6.625%, 8/01/25	United States	1,000,000	1,005,642
[a] Clear Channel Outdoor Holdings, Inc., 7.50%, 6/01/29	United States	2,000,000	1,664,851
[a] Cogent Communications Group, Inc., 3.50%, 5/01/26	United States	1,200,000	1,149,828
[a] CSC Holdings LLC, 7.50%, 4/01/28	United States	2,500,000	1,872,613
Diamond Sports Group LLC/Diamond Sports Finance Co.,
[a,b] 5.375%, 8/15/26	United States	900,000	46,125
[a,b] senior note, 6.625%, 8/15/27	United States	900,000	47,250
[a] Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27	United States	2,100,000	1,974,833
[a] DISH DBS Corp., 5.75%, 12/01/28	United States	2,300,000	1,838,793
[a] EquipmentShare.com, Inc., 9.00%, 5/15/28	United States	1,900,000	1,957,190
[a] Everi Holdings, Inc., 5.00%, 7/15/29	United States	1,100,000	999,852
Netflix, Inc., 6.375%, 5/15/29	United States	600,000	652,975
[a] Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., senior note, 6.00%, 2/15/28	United States	800,000	740,429
[a] Sirius XM Radio, Inc., 4.00%, 7/15/28	United States	1,900,000	1,758,417
[a] Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	800,000	798,398

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Virgin Media Secured Finance PLC, 4.50%, 8/15/30	United Kingdom	1,100,000	980,771

			20,524,897

Miscellaneous Manufacturing 0.9%
[a] Calderys Financing LLC, 11.25%, 6/01/28	France	2,100,000	2,202,145

Oil & Gas 4.3%
[a] CITGO Petroleum Corp., 8.375%, 1/15/29	United States	1,000,000	1,029,150
Civitas Resources, Inc.,
[a] 8.75%, 7/01/31	United States	900,000	959,217
[a] 8.375%, 7/01/28	United States	1,200,000	1,254,234
[a] Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28	United States	2,000,000	2,003,137
[a] Nabors Industries, Inc., 9.125%, 1/31/30	United States	900,000	904,433
[a] PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30	United States	500,000	509,793
[a] Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	100,000	103,818
[a] Transocean, Inc., 8.75%, 2/15/30	United States	855,000	893,950
[a] Viper Energy, Inc., 7.375%, 11/01/31	United States	1,000,000	1,036,130
Vital Energy, Inc.,
10.125%, 1/15/28	United States	700,000	719,820
9.75%, 10/15/30	United States	1,200,000	1,244,911

			10,658,593

Oil & Gas Services 0.2%
[a] Oceaneering International, Inc., 6.00%, 2/01/28	United States	500,000	485,205

Packaging & Containers 1.2%
Mauser Packaging Solutions Holding Co.,
[a] 9.25%, 4/15/27	United States	500,000	491,320
[a] 7.875%, 8/15/26	United States	1,600,000	1,629,730
[a] Owens-Brockway Glass Container, Inc., senior note, 7.25%, 5/15/31	United States	300,000	304,542
[a] Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	600,000	605,557

			3,031,149

Pharmaceuticals 1.6%
[a] 1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,161,000	1,132,968
Bausch Health Cos., Inc.,
[a] 14.00%, 10/15/30	Canada	92,000	51,641
[a] 11.00%, 9/30/28	Canada	465,000	339,208
[a] BellRing Brands, Inc., 7.00%, 3/15/30	United States	1,200,000	1,242,942
Teva Pharmaceutical Finance Netherlands III BV,
7.875%, 9/15/29	Israel	500,000	539,505
8.125%, 9/15/31	Israel	600,000	655,099

			3,961,363

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
[a] Bausch Health Cos., Inc., 4.875%, 6/01/28	United States	1,000,000	603,463
[a] Kedrion SpA, 6.50%, 9/01/29	Italy	2,400,000	2,196,000
[a,b] Par Pharmaceutical, Inc., senior secured note, 7.50%, 4/01/27	United States	400,000	256,406
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	1,300,000	1,246,375

			4,302,244

Pipelines 2.2%
[a] EnLink Midstream LLC, senior note, 6.50%, 9/01/30	United States	700,000	715,478
[a] Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28	United States	2,100,000	2,159,108
Venture Global LNG, Inc.,
[a] 8.375%, 6/01/31	United States	600,000	600,592
[a] 8.125%, 6/01/28	United States	700,000	707,565
[a] 9.50%, 2/01/29	United States	1,200,000	1,270,550

			5,453,293

Real Estate Management & Development 0.5%
[a] Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	1,100,000	1,153,735

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Retail 0.8%
[a] Bausch & Lomb Escrow Corp., 8.375%, 10/01/28	United States	1,000,000	1,056,190
[a] Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	900,000	959,206

			2,015,396

Software & Services 1.0%
[a] Gartner, Inc., senior note, 4.50%, 7/01/28	United States	1,800,000	1,708,114
[a] Rocket Software, Inc., 6.50%, 2/15/29	United States	800,000	696,852

			2,404,966

Technology Hardware & Equipment 0.4%
[a] McAfee Corp., 7.375%, 2/15/30	United States	1,100,000	1,006,045

Telecommunication Services 1.5%
[a] Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	389,183
[a] Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	922,645
[a] CommScope Technologies LLC, 5.00%, 3/15/27	United States	1,800,000	750,933
[a] Iliad Holding SASU, 6.50%, 10/15/26	France	1,600,000	1,598,014

			3,660,775

Telecommunications 0.3%
[a] Viasat, Inc., 7.50%, 5/30/31	United States	800,000	629,000

Transportation 1.2%
[a] First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	1,600,000	1,389,048
[a] XPO, Inc., 7.125%, 2/01/32	United States	1,500,000	1,549,060

			2,938,108

Utilities 3.1%
Calpine Corp.,
[a] senior note, 5.125%, 3/15/28	United States	1,100,000	1,055,344
[a] first lien, 4.50%, 2/15/28	United States	1,300,000	1,237,307
[a] Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	1,900,000	1,657,372
[a] TTM Technologies, Inc., 4.00%, 3/01/29	United States	2,200,000	2,001,098
[a] Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	1,600,000	1,580,657

			7,531,778

Total Corporate Bonds & Notes (Cost $235,861,406)			228,585,729

		Shares

Common Stocks 0.5%

Electric 0.3%
[d] Talen Energy Supply LLC	United States	12,208	781,312

Utilities 0.2%
[d] Talen Energy Corp.	United States	6,827	436,928

Total Common Stocks (Cost $688,934)			1,218,240

		Principal Amount

Senior Floating Rate Interests 3.4%

Materials 0.8%
Hexion Holdings Corp.,
2022 USD Term Loan, 10.022%, 3/15/29	United States	1,083,500	1,043,839
2022 USD 2nd Lien Term Loan, 12.894%, 3/15/30	United States	1,186,047	1,006,657

			2,050,496

Software & Services 1.2%
Athenahealth Group, Inc., 2022 Term Loan B, 8.606%, 2/15/29	United States	1,492,794	1,488,316
McAfee LLC, 2022 USD Term Loan B, 9.193%, 3/01/29	United States	1,379,000	1,376,993

			2,865,309

Chemicals 0.7%
PMHC II, Inc., 2022 Term Loan B, 9.807%, 4/23/29	United States	1,678,750	1,612,826

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Media & Entertainment 0.7%
Diamond Sports Group LLC, 2022 First Priority Term Loan, 15.413%, 5/25/26	United States	198,816	150,603
Fertitta Entertainment LLC, 2022 Term Loan B, 9.356%, 1/27/29	United States	1,670,250	1,673,123

			1,823,726

Total Floating Rate Loans (Cost $8,611,264)			8,352,357

Total Investments before Short-Term Investments (Cost $245,161,604)			238,156,326

Short-Term Investments 1.2%

U.S. Government & Agency Securities 1.2%
[e] Federal Home Loan Bank Discount Notes, 01/02/24	United States	3,035,000	$3,033,246

Total Short-Term Investments (Cost $3,034,562)			3,033,246

Total Investments (Cost $248,196,166) 98.2%			241,189,572

Other Assets, less Liabilities 1.8%			4,349,852

Net Assets 100.0%			$245,539,424

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $201,202,603, representing 81.9% of net assets.

bDefaulted securities.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dNon-income producing.

eThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

SPA	–	Standby Purchase Agreement

USD	–	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Income Focus ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 49.7%
Advertising 0.4%
[a] Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27	United States	545,000	$520,615

Aerospace & Defense 1.6%
Boeing Co., 5.15%, 5/01/30	United States	1,150,000	1,171,362
TransDigm, Inc., 5.50%, 11/15/27	United States	925,000	907,020

			2,078,382

Agriculture 0.6%
BAT Capital Corp.,
7.75%, 10/19/32	United Kingdom	450,000	508,474
6.421%, 8/02/33	United Kingdom	250,000	261,800

			770,274

Airlines 2.1%
[a] American Airlines, Inc., 8.50%, 5/15/29	United States	750,000	792,468
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	775,000	762,642
[a] Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27	United States	875,000	878,123
[a] United Airlines, Inc., 4.625%, 4/15/29	United States	280,000	262,158

			2,695,391

Auto Manufacturers 1.8%
Ford Motor Co., 6.10%, 8/19/32	United States	250,000	252,132
Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	960,000	1,032,094
General Motors Financial Co., Inc.,
6.40%, 1/09/33	United States	715,000	761,392
5.80%, 1/07/29	United States	300,000	307,208

			2,352,826

Banks 4.5%
Barclays PLC, 7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	685,000	767,518
Citigroup, Inc., 6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	512,405
Fifth Third Bank NA, 5.852% to 10/27/24, FRN thereafter, 10/27/25	United States	500,000	498,857
Goldman Sachs Group, Inc., 6.561% to 10/24/33, FRN thereafter, 10/24/34	United States	600,000	659,606
KeyBank NA, 4.90%, 8/08/32	United States	615,000	543,574
Morgan Stanley, 6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	698,000	752,982
PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	499,274
Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	503,159
U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	300,000	309,591
Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	751,000	754,700

			5,801,666

Biotechnology 0.4%
Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	620,000	521,396

Building Products 0.2%
[a] AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	250,000	256,563

Chemicals 1.6%
Celanese U.S. Holdings LLC, 6.379%, 7/15/32	United States	725,000	767,019
[a] Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	489,375
[a] SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	830,000	777,342

			2,033,736

Commercial Services & Supplies 1.2%
[a] Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	514,189
[a] MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	600,000	537,933
[a] United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	492,759

			1,544,881

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Construction Materials 1.0%
Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	760,882
[a] Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	500,000	511,310

			1,272,192

Electric 3.1%
American Electric Power Co., Inc., 5.625%, 3/01/33	United States	300,000	312,714
[a] Calpine Corp., senior note, 5.125%, 3/15/28	United States	600,000	575,642
Dominion Energy, Inc., Series C, 3.375%, 4/01/30	United States	300,000	276,373
[a] NRG Energy, Inc., 3.625%, 2/15/31	United States	945,000	813,063
Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	525,000	503,779
Southern Co., 5.70%, 10/15/32	United States	480,000	504,255
Vistra Operations Co. LLC,
[a] 3.70%, 1/30/27	United States	535,000	507,130
[a] 7.75%, 10/15/31	United States	500,000	519,670

			4,012,626

Entertainment 0.6%
Caesars Entertainment, Inc.,
[a] 8.125%, 7/01/27	United States	475,000	487,248
[a] 4.625%, 10/15/29	United States	280,000	252,906

			740,154

Financial Services 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/28	Ireland	500,000	512,191
Capital One Financial Corp.,
3.75%, 7/28/26	United States	600,000	574,934
5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	760,000	756,752
Charles Schwab Corp.,
5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	506,064
6.196% to 11/17/28, FRN thereafter, 11/17/29	United States	500,000	524,624

			2,874,565

Food 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/33	United States	530,000	525,673
Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	500,000	515,087

			1,040,760

Hand/Machine Tools 0.4%
[a] Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	521,542

Health Care Providers & Services 5.3%
Centene Corp., 2.50%, 3/01/31	United States	930,000	776,105
CHS/Community Health Systems, Inc.,
[a] 8.00%, 3/15/26	United States	741,000	739,198
[a] 10.875%, 1/15/32	United States	1,500,000	1,569,570
[a] DaVita, Inc., 4.625%, 6/01/30	United States	1,145,000	1,000,587
[a] Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	498,976
HCA, Inc., 5.625%, 9/01/28	United States	735,000	752,690
Tenet Healthcare Corp., 6.125%, 10/01/28	United States	1,590,000	1,586,899

			6,924,025

Healthcare-Products 1.2%
GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	506,898
[a] Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	1,027,577

			1,534,475

Insurance 0.8%
Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	504,634
[a] Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	520,814

			1,025,448

Internet 1.0%
Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	506,570
Netflix, Inc., 5.875%, 11/15/28	United States	720,000	759,804

			1,266,374

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Iron/Steel 0.7%
ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	524,828
[a] Cleveland-Cliffs, Inc., 6.75%, 4/15/30	United States	400,000	406,132

			930,960

IT Services 1.0%
Dell International LLC/EMC Corp., 5.75%, 2/01/33	United States	300,000	316,255
HP, Inc., 5.50%, 1/15/33	United States	500,000	513,499
[a] McAfee Corp., 7.375%, 2/15/30	United States	565,000	516,741

			1,346,495

Leisure Time 0.8%
[a] Carnival Corp., 7.625%, 3/01/26	United States	1,015,000	1,033,987

Lodging 0.8%
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	525,000	511,310
[a] Wynn Macau Ltd., 5.50%, 1/15/26	Macau	530,000	517,746

			1,029,056

Media 0.4%
[a] Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	518,959

Mining 1.7%
[a] Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	550,000	510,823
[a] First Quantum Minerals Ltd., 8.625%, 6/01/31	Zambia	500,000	424,375
[a] FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32	Australia	520,000	524,469
Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	781,235

			2,240,902

Oil & Gas 0.9%
[a] Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	500,000	491,737
Occidental Petroleum Corp., 6.625%, 9/01/30	United States	700,000	745,311

			1,237,048

Oil & Gas Services 0.6%
[a] Weatherford International Ltd., 8.625%, 4/30/30	United States	740,000	773,273

Packaging & Containers 1.5%
[a] Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	885,000	688,565
Mauser Packaging Solutions Holding Co.,
[a] 7.875%, 8/15/26	United States	735,000	748,657
[a] 9.25%, 4/15/27	United States	525,000	515,886

			1,953,108

Pharmaceuticals 2.4%
[a] 1375209 BC Ltd., 9.00%, 1/30/28	Canada	725,000	707,495
AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	510,183
[a] Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	830,000	760,027
CVS Health Corp., 5.25%, 2/21/33	United States	500,000	511,306
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	Israel	600,000	613,800

			3,102,811

Pipelines 1.4%
Kinder Morgan, Inc., 5.20%, 6/01/33	United States	515,000	512,181
[a] Venture Global LNG, Inc., 8.125%, 6/01/28	United States	740,000	747,997
Williams Cos., Inc., 3.50%, 11/15/30	United States	550,000	503,782

			1,763,960

Real Estate Management & Development 1.6%
American Tower Corp., 5.55%, 7/15/33	United States	495,000	512,503
Crown Castle, Inc., 5.10%, 5/01/33	United States	300,000	297,208
Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	505,839
VICI Properties LP, 5.125%, 5/15/32	United States	800,000	780,739

			2,096,289

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Retail 1.0%
[a] Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29	United States	840,000	762,934
Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	500,000	510,851

			1,273,785

Semiconductors 1.3%
[a] Broadcom, Inc., 3.469%, 4/15/34	United States	915,000	796,459
Micron Technology, Inc., 5.327%, 2/06/29	United States	350,000	357,305
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	514,859

			1,668,623

Software 1.3%
Fiserv, Inc., 5.60%, 3/02/33	United States	400,000	417,840
Oracle Corp.,
2.875%, 3/25/31	United States	350,000	310,213
6.25%, 11/09/32	United States	470,000	511,489
Workday, Inc., 3.80%, 4/01/32	United States	550,000	512,460

			1,752,002

Telecommunications 1.5%
CommScope, Inc.,
[a] 8.25%, 3/01/27	United States	615,000	325,280
[a] 6.00%, 3/01/26	United States	775,000	691,455
Sprint LLC, 7.625%, 3/01/26	United States	470,000	491,315
T-Mobile USA, Inc., 5.05%, 7/15/33	United States	500,000	504,073

			2,012,123

Total Corporate Bonds & Notes (Cost $63,258,817)			64,521,272

U.S. Government & Agency Securities 10.8%
U.S. Treasury Bonds, 3.625%, 5/15/53	United States	3,665,000	3,389,266
U.S. Treasury Notes,
3.375%, 5/15/33	United States	2,560,000	2,457,600
4.375%, 12/15/26	United States	4,000,000	4,039,687
4.875%, 11/30/25	United States	4,100,000	4,142,762

Total U.S. Government & Agency Securities (Cost $14,167,413)			14,029,315

		Shares

Common Stocks 20.8%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	United States	1,313	595,104
RTX Corp.	United States	6,565	552,379

			1,147,483

Air Freight & Logistics 0.4%
United Parcel Service, Inc. Class B	United States	3,636	571,688

Banks 3.2%
Bank of America Corp.	United States	35,091	1,181,514
Citigroup, Inc.	United States	13,534	696,189
JPMorgan Chase & Co.	United States	8,888	1,511,849
Truist Financial Corp.	United States	19,594	723,410

			4,112,962

Beverages 0.6%
Coca-Cola Co.	United States	12,625	743,991

Biotechnology 0.5%
AbbVie, Inc.	United States	4,207	651,959

Building Products 0.6%
Johnson Controls International PLC	United States	12,625	727,705

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Capital Markets 1.6%
CME Group, Inc.	United States	4,550	958,230
Morgan Stanley	United States	12,498	1,165,439

			2,123,669

Communications Equipment 0.6%
Cisco Systems, Inc.	United States	15,463	781,191

Consumer Staples Distribution & Retail 0.5%
Target Corp.	United States	4,646	661,683

Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	United States	10,412	392,532

Electric Utilities 2.0%
Duke Energy Corp.	United States	14,039	1,362,345
Southern Co.	United States	18,079	1,267,699

			2,630,044

Household Products 0.5%
Procter & Gamble Co.	United States	4,242	621,623

Industrial Conglomerates 0.5%
Honeywell International, Inc.	United States	3,131	656,602

Metals & Mining 0.5%
Rio Tinto PLC ADR	Australia	9,029	672,299

Multi-Utilities 0.5%
Dominion Energy, Inc.	United States	12,625	593,375

Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	United States	14,886	2,220,396
Exxon Mobil Corp.	United States	5,959	595,781
TotalEnergies SE ADR	France	10,726	722,718

			3,538,895

Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	United States	19,190	984,639
Merck & Co., Inc.	United States	5,928	646,271
Pfizer, Inc.	United States	16,362	471,062

			2,101,972

Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.	United States	6,423	1,275,351
Texas Instruments, Inc.	United States	7,312	1,246,403

			2,521,754

Specialty Retail 0.6%
Home Depot, Inc.	United States	2,121	735,033

Tobacco 0.7%
Philip Morris International, Inc.	United States	10,128	952,842

Total Common Stocks (Cost $26,259,143)			26,939,302

Equity-Linked Securities 15.4%

Other 15.4%
[a] BofA Finance LLC	United States	350	1,578,654
[a] BofA Finance LLC	United States	350	1,579,608
[a] GS Finance Corp.	United States	421	2,011,041
[a] JPMorgan Chase Financial Co. LLC	United States	350	1,584,087
[a] JPMorgan Chase Financial Co. LLC	United States	424	2,014,017
[a] Morgan Stanley Finance LLC	United States	350	1,577,268
[a] Royal Bank of Canada	Canada	440	2,033,274
[a] Royal Bank of Canada	Canada	500	2,328,895
[a] UBS AG	Switzerland	350	1,585,647
[a] Wells Fargo Bank NA	United States	350	1,580,718

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Wells Fargo Bank NA	United States	479	2,116,486

			19,989,695

Total Equity-Linked Securities (Cost $19,251,568)			19,989,695

Total Investments (Cost $122,936,941) 96.7%			125,479,584

Other Assets, less Liabilities 3.3%			4,294,936

Net Assets 100.0%			$129,774,520

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $48,793,402, representing 37.6% of net assets.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest rate contracts
U.S. Treasury Bond Ultra	Long	40	$5,343,750	3/19/24	$520,061

*As of period end.

The Fund had the following option written contracts open at December 31, 2023.

Written Options

Description	Strike Price	Expiration Date	Contracts	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Put Option Written
Amgen, Inc. Inc. Jan24 265 Put	$265.00	01/19/24	(2,300)	$(4,527)	$3,538

Call Options Written
Analog Devices, Inc. Jan24 205 Call	$205.00	01/19/24	(6,100)	$(11,153)	$2,613
Citigroup, Inc. Feb24 55 Call	55.00	02/16/24	(12,900)	(8,363)	236
Truist Financial Corp. Feb24 40 Call	40.00	02/16/24	(18,800)	(11,248)	(32)
					$2,817

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt
BOFA	–	Bank of America Corp.
FRN	–	Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 97.8%
Aerospace & Defense 3.1%
[a] Axon Enterprise, Inc.	United States	2,480	$640,658

Automobiles 4.8%
[a] Tesla, Inc.	United States	3,906	970,563

Computers & Peripherals 4.6%
Apple, Inc.	United States	4,904	944,167

Construction & Engineering 2.9%
Quanta Services, Inc.	United States	2,161	466,344
Valmont Industries, Inc.	United States	539	125,862

			592,206

Electrical Equipment 1.2%
Eaton Corp. PLC	United States	1,013	243,951

Electronic Equipment, Instruments & Components 7.1%
Amphenol Corp., Class A	United States	3,108	308,096
Keyence Corp.	Japan	1,249	550,347
[a] Keysight Technologies, Inc.	United States	1,339	213,021
Samsung SDI Co. Ltd.	South Korea	280	102,617
TE Connectivity Ltd.	United States	1,082	152,021
[a] Trimble, Inc.	United States	1,781	94,749
[a] Zebra Technologies Corp., Class A	United States	80	21,866

			1,442,717

Ground Transportation 0.3%
[a] Uber Technologies, Inc.	United States	956	58,861

Health Care Equipment & Supplies 8.2%
[a] Align Technology, Inc.	United States	57	15,618
[a] Dexcom, Inc.	United States	1,954	242,472
[a] IDEXX Laboratories, Inc.	United States	624	346,351
[a] Inspire Medical Systems, Inc.	United States	529	107,615
[a] Intuitive Surgical, Inc.	United States	2,856	963,500

			1,675,556

Household Durables 0.4%
Panasonic Holdings Corp.	Japan	9,040	89,547

Industrial Conglomerates 1.1%
Honeywell International, Inc.	United States	441	92,482
Siemens AG	Germany	730	137,023

			229,505

Semiconductors & Semiconductor Equipment 38.3%
[a] Advanced Micro Devices, Inc.	United States	1,602	236,151
Analog Devices, Inc.	United States	1,992	395,532
Applied Materials, Inc.	United States	3,589	581,669
ASM International NV	Netherlands	1,112	577,273
ASML Holding NV	Netherlands	1,259	952,962
Entegris, Inc.	United States	3,154	377,912
[a] First Solar, Inc.	United States	538	92,687
Infineon Technologies AG	Germany	6,050	252,623
Intel Corp.	United States	2,636	132,459
KLA Corp.	United States	531	308,670
Lam Research Corp.	United States	424	332,102
Microchip Technology, Inc.	United States	1,219	109,929
NVIDIA Corp.	United States	4,037	1,999,203
NXP Semiconductors NV	Netherlands	923	211,995
[a] SiTime Corp.	United States	849	103,646
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	5,673	589,992
Teradyne, Inc.	United States	3,608	391,540

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Texas Instruments, Inc.	United States	891	151,880
[a] Wolfspeed, Inc.	United States	736	32,023

			7,830,248

Software 25.8%
[a] Altair Engineering, Inc., Class A	United States	3,115	262,127
[a] ANSYS, Inc.	United States	1,227	445,254
[a] Atlassian Corp., Class A	United States	616	146,522
[a] Autodesk, Inc.	United States	1,683	409,777
Bentley Systems, Inc., Class B	United States	2,146	111,978
[a] Cadence Design Systems, Inc.	United States	3,603	981,349
Constellation Software, Inc.	Canada	200	498,297
Dassault Systemes SE	France	4,073	199,024
[a] Descartes Systems Group, Inc.	Canada	6,611	558,170
[a,b] Lumine Group, Inc.	Canada	600	13,605
[a] PTC, Inc.	United States	2,579	451,222
Roper Technologies, Inc.	United States	400	218,068
[a] Synopsys, Inc.	United States	1,883	969,575

			5,264,968

Total Common Stocks (Cost $17,456,141)			19,982,947

Warrant 0.0%
Software 0.0%
[a,c] Constellation Software, Inc.	Canada	225	—

Total Investments (Cost $17,456,141) 97.8%			19,982,947
Other Assets, less Liabilities 2.2%			459,625

Net Assets 100.0%			$20,442,572

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $13,605, representing 0.1% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

Abbreviations

Selected Portfolio

ADR	– American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 94.2%
Australia 3.8%
[a] Australia Government Bonds, Series 149, 2.25%, 5/21/28	8,000,000	AUD	$5,152,111
[a] New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	3,500,000	AUD	2,320,434
[a] Queensland Treasury Corp., 3.25%, 8/21/29	6,500,000	AUD	4,259,896
[a] Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	7,500,000	AUD	4,996,206

			16,728,647

Austria 4.2%
Republic of Austria Government Bonds,
[a] 1.20%, 10/20/25	13,000,000	EUR	14,039,368
[a] 1.50%, 2/20/47	5,000,000	EUR	4,251,952

			18,291,320

Belgium 3.9%
[a] Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	17,000,000	EUR	16,964,161

Canada 4.0%
Canada Government Bonds,
5.00%, 6/01/37	8,500,000	CAD	7,725,022
2.00%, 12/01/51	16,500,000	CAD	10,030,002

			17,755,024

China 4.5%
Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,861,475
China Development Bank,
Series 2003, 3.23%, 1/10/25	24,000,000	CNY	3,403,452
Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,617,365
China Government Bonds,
3.03%, 3/11/26	50,000,000	CNY	7,147,651
2.85%, 6/04/27	25,000,000	CNY	3,565,827

			19,595,770

Cyprus 1.1%
[a] Cyprus Government International Bonds, 1.50%, 4/16/27	4,500,000	EUR	4,813,730

France 9.9%
French Republic Government Bonds OAT,
[a] 2.00%, 11/25/32	21,500,000	EUR	22,887,401
[a] 0.75%, 5/25/52	11,000,000	EUR	6,975,296
[a,b] zero cpn., 11/25/29	14,000,000	EUR	13,564,400

			43,427,097

Germany 8.8%
[a,b] Bundesobligation, zero cpn., Series G, 10/10/25	6,100,000	EUR	6,475,413
[a,b] Bundesrepublik Deutschland Bundesanleihe, zero cpn., 8/15/26	31,000,000	EUR	32,394,067

			38,869,480

Italy 5.4%
Italy Buoni Poliennali Del Tesoro,
[a] Series 10Y, 1.25%, 12/01/26	15,000,000	EUR	15,866,067
[a] 2.45%, 9/01/50	10,000,000	EUR	8,074,005

			23,940,072

Japan 12.1%
Development Bank of Japan, Inc., 2.30%, 3/19/26	1,200,000,000	JPY	8,892,227
Japan Government Five Year Bonds, Series 142, 0.10%, 12/20/24	2,300,000,000	JPY	16,334,373
Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	900,000,000	JPY	4,772,265
Japan Government Twenty Year Bonds, 1.50%, 3/20/33	3,000,000,000	JPY	23,042,078

			53,040,943

Mexico 4.2%
[c] Mexico Bonos, Series M, 8.00%, 11/07/47	350,000,000	MXN	18,437,401

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Netherlands 5.1%
Netherlands Government Bonds,
[a] 0.50%, 7/15/26	12,000,000	EUR	12,687,037
[a] 0.50%, 1/15/40	12,000,000	EUR	9,822,710

			22,509,747

Poland 4.7%
Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	90,000,000	PLN	20,433,128

Romania 1.1%
[a] Romania Government International Bonds, 2.00%, 1/28/32	5,500,000	EUR	4,716,547

Spain 7.0%
Spain Government Bonds,
[a] 1.25%, 10/31/30	18,000,000	EUR	18,100,627
[b] zero cpn., 1/31/25	12,000,000	EUR	12,823,223

			30,923,850

Supranational 1.0%
[a] European Union, 0.30%, 11/04/50	8,000,000	EUR	4,533,844

Sweden 4.3%
[a] Sweden Government Bonds, Series 1060, 0.75%, 5/12/28	200,000,000	SEK	18,777,524

United Kingdom 9.1%
U.K. Gilts,
[a] 4.75%, 12/07/30	10,000,000	GBP	13,804,716
[a] 0.875%, 7/31/33	10,000,000	GBP	9,981,171
[a] 3.75%, 1/29/38	13,000,000	GBP	16,263,898

			40,049,785

Total Foreign Government and Agency Securities (Cost $408,498,210)			413,808,070

Corporate Bonds & Notes 4.2%
France 0.3%
[a] Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,563,109

Germany 0.8%
[a] Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	529,253
Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	2,218,196
[a,b] Siemens Financieringsmaatschappij NV, zero cpn., , 2/20/26	700,000	EUR	728,263

			3,475,712

Supranational 1.0%
Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,836,978
[a] European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,431,582

			4,268,560

United Kingdom 0.3%
[a] RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	1,503,871

United States 1.8%
AbbVie, Inc., 1.375%, 5/17/24	1,000,000	EUR	1,093,476
Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,073,257
AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,244,542
Procter & Gamble Co., 0.50%, 10/25/24	1,200,000	EUR	1,290,950
[a] Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,057,035
Stryker Corp., 0.25%, 12/03/24	1,000,000	EUR	1,069,283
Verizon Communications, Inc., 0.875%, 4/02/25	1,000,000	EUR	1,069,972

			7,898,515

Total Corporate Bonds & Notes (Cost $21,026,838)			18,709,767

Total Investments before Short Term Investments ($429,525,048)			432,517,837

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Short-Term Investments 0.9%
U.S. Government & Agency Securities 0.9%
[b] Federal Home Loan Bank Discount Notes, 1/02/24	4,065,000	4,062,651

Total Short-Term Investments (Cost $4,064,413)		4,062,651

Total Investments (Cost $433,589,461) 99.3%		436,580,488
Other Assets, less Liabilities 0.7%		2,878,832

Net Assets 100.0%		$439,459,320

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $279,535,694, representing 63.6% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

cPrincipal amount is stated in 100 Mexican Peso Units.

At December 31, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	15,390,000	$9,722,479	1/24/24	$—	$(795,245)
Australian Dollar	BNPS	Sell	5,800,000	3,694,022	1/24/24	—	(269,772)
Australian Dollar	BNPS	Sell	2,600,000	1,670,512	1/24/24	—	(106,362)
Canadian Dollar	CITI	Sell	20,020,000	14,605,868	1/24/24	—	(560,471)
Canadian Dollar	BNPS	Sell	7,500,000	5,419,316	1/24/24	—	(262,380)
Canadian Dollar	BNPS	Sell	2,800,000	2,037,233	1/24/24	—	(83,933)
Canadian Dollar	CITI	Buy	8,700,000	6,501,834	1/24/24	88,933	—
Chinese Yuan	CITI	Sell	119,200,000	16,327,179	1/24/24	—	(429,094)
Chinese Yuan	CITI	Sell	25,500,000	3,495,911	1/24/24	—	(88,694)
Danish Krone	CITI	Sell	1,141,000	162,025	1/24/24	—	(7,454)
Euro	CITI	Sell	133,000,000	140,851,788	1/24/24	—	(6,373,711)
Euro	BNPS	Sell	38,500,000	40,830,136	1/24/24	—	(1,787,772)
Euro	BNPS	Sell	12,750,000	13,686,893	1/24/24	—	(426,830)
Euro	CITI	Sell	7,000,000	7,558,670	1/24/24	—	(190,041)
Euro	BNPS	Sell	6,400,000	6,986,096	1/24/24	—	(98,439)
Euro	BNPS	Sell	5,000,000	5,461,115	1/24/24	—	(73,678)
Euro	BNPS	Sell	3,300,000	3,629,090	1/24/24	—	(23,874)
Euro	BNPS	Buy	6,750,000	7,383,859	1/24/24	88,112	—
Great British Pound	CITI	Sell	23,521,317	28,481,445	1/24/24	—	(1,488,160)
Great British Pound	BNPS	Sell	4,500,000	5,524,617	1/24/24	—	(209,042)
Great British Pound	BNPS	Sell	3,200,000	3,883,102	1/24/24	—	(194,167)
Japanese Yen	CITI	Sell	5,449,000,000	36,938,616	1/24/24	—	(1,848,222)
Japanese Yen	BNPS	Sell	1,400,000,000	9,463,398	1/24/24	—	(502,022)
Japanese Yen	BNPS	Sell	850,000,000	5,696,342	1/24/24	—	(354,091)
Japanese Yen	BNPS	Sell	700,000,000	4,767,425	1/24/24	—	(215,285)
Mexican Peso	CITI	Sell	215,100,000	11,522,576	1/24/24	—	(1,159,786)
Mexican Peso	BNPS	Sell	60,000,000	3,272,412	1/24/24	—	(265,207)
Mexican Peso	BNPS	Sell	26,288,147	1,485,303	1/24/24	—	(64,654)
Polish Zloty	CITI	Sell	45,550,000	10,754,592	1/24/24	—	(841,560)
Polish Zloty	BNPS	Sell	20,000,000	4,724,061	1/24/24	—	(367,554)
Polish Zloty	BNPS	Sell	8,800,000	2,111,846	1/24/24	—	(128,464)
Swedish Krona	CITI	Sell	105,500,000	9,585,489	1/24/24	—	(918,701)
Swedish Krona	BNPS	Sell	18,300,000	1,689,655	1/24/24	—	(132,399)
Swedish Krona	BNPS	Sell	27,500,000	2,620,096	1/24/24	—	(117,963)

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Forward Exchange Contracts (continued)

OTC Forward Exchange Contracts (continued)
Swedish Krona	CITI	Sell	28,000,000	$2,516,612	1/25/24	$—	$(271,341)

Total Forward Exchange Contracts						$177,045	$(20,656,368)

Net unrealized appreciation (depreciation)							$(20,479,323)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

BNPS	– BNP PARIBAS SA

CITI	– CITIBANK

OAT	– Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin International Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 98.8%
Australia 12.2%
Ampol Ltd.	Oil, Gas & Consumable Fuels	26,271	$648,025
ANZ Group Holdings Ltd.	Banks	268,758	4,753,390
APA Group	Gas Utilities	141,046	821,913
ASX Ltd.	Capital Markets	20,979	902,705
Atlas Arteria Ltd.	Transportation Infrastructure	124,929	492,718
Aurizon Holdings Ltd.	Ground Transportation	193,538	501,830
BHP Group Ltd.	Metals & Mining	257,418	8,854,472
Coles Group Ltd.	Consumer Staples Distribution & Retail	142,128	1,562,364
Commonwealth Bank of Australia	Banks	59,157	4,512,893
CSL Ltd.	Biotechnology	11,151	2,181,086
Dexus	Office REITs	113,400	594,267
Endeavour Group Ltd.	Consumer Staples Distribution & Retail	137,592	489,145
Fortescue Ltd.	Metals & Mining	172,746	3,420,680
Glencore PLC	Metals & Mining	821,205	4,942,282
Goodman Group	Industrial REITs	5,481	94,621
GPT Group	Diversified REITs	199,962	633,100
IGO Ltd.	Metals & Mining	81,270	501,864
Incitec Pivot Ltd.	Chemicals	214,326	415,337
Macquarie Group Ltd.	Capital Markets	14,931	1,870,853
Medibank Pvt Ltd.	Insurance	295,974	718,970
Mirvac Group	Diversified REITs	143,829	205,116
National Australia Bank Ltd.	Banks	125,685	2,632,867
Northern Star Resources Ltd.	Metals & Mining	13,986	130,267
Origin Energy Ltd.	Electric Utilities	69,992	404,519
Pilbara Minerals Ltd.	Metals & Mining	171,045	461,014
REA Group Ltd.	Interactive Media & Services	567	70,086
Rio Tinto Ltd.	Metals & Mining	25,893	2,396,852
Rio Tinto PLC	Metals & Mining	74,466	5,545,766
Scentre Group	Retail REITs	536,760	1,095,112
SEEK Ltd.	Interactive Media & Services	21,357	389,535
Sonic Healthcare Ltd.	Health Care Providers & Services	22,541	493,418
Stockland	Diversified REITs	261,356	793,596
Telstra Group Ltd.	Diversified Telecommunication Services	438,291	1,184,308
TPG Telecom Ltd.	Diversified Telecommunication Services	44,604	157,656
Transurban Group	Transportation Infrastructure	327,726	3,065,882
Treasury Wine Estates Ltd.	Beverages	18,186	133,771
Vicinity Ltd.	Retail REITs	392,931	546,957
Wesfarmers Ltd.	Broadline Retail	75,600	2,942,445
Westpac Banking Corp.	Banks	193,725	3,027,110
WiseTech Global Ltd.	Software	17,955	923,402
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	212,058	4,494,312
Woolworths Group Ltd.	Consumer Staples Distribution & Retail	21,735	551,708

			70,558,214

Austria 0.4%
ANDRITZ AG	Machinery	5,481	341,479
[a] BAWAG Group AG	Banks	8,883	470,809
Erste Group Bank AG	Banks	9,389	380,947
OMV AG	Oil, Gas & Consumable Fuels	15,876	697,464
[b] Strabag SE	Construction & Engineering	1,393	63,705
Verbund AG	Electric Utilities	2,535	235,364

			2,189,768

Belgium 0.4%
Ageas SA	Insurance	16,443	714,017
KBC Group NV	Banks	28,161	1,826,665

			2,540,682

China 0.0%†
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	59,625	226,022

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Denmark 2.6%
AP Moller - Maersk AS, Class A	Marine Transportation	310	550,327
AP Moller - Maersk AS, Class B	Marine Transportation	458	823,923
Coloplast AS, Class B	Health Care Equipment & Supplies	7,371	843,230
Novo Nordisk AS, Class B	Pharmaceuticals	116,991	12,102,428
[a] Orsted AS	Electric Utilities	8,883	492,699
Tryg AS	Insurance	20,790	452,563

			15,265,170

Finland 1.9%
Elisa OYJ	Diversified Telecommunication Services	15,687	725,550
Fortum OYJ	Electric Utilities	46,305	668,030
Kesko OYJ, Class A	Consumer Staples Distribution & Retail	10,272	204,472
Kesko OYJ, Class B	Consumer Staples Distribution & Retail	29,673	587,551
Kone OYJ, Class B	Machinery	39,312	1,961,118
Metso OYJ	Machinery	37,800	382,901
Neste OYJ	Oil, Gas & Consumable Fuels	5,489	195,303
Nordea Bank Abp	Banks	359,856	4,453,454
Orion OYJ, Class A	Pharmaceuticals	2,835	122,762
Orion OYJ, Class B	Pharmaceuticals	11,907	516,521
Sampo OYJ, Class A	Insurance	8,316	363,868
Stora Enso OYJ, Class R	Paper & Forest Products	32,250	446,203
Wartsila OYJ Abp	Machinery	19,467	282,243

			10,909,976

France 9.0%
Air Liquide SA	Chemicals	3,024	588,322
[a] Amundi SA	Capital Markets	6,615	450,127
AXA SA	Insurance	79,002	2,573,580
BNP Paribas SA	Banks	75,033	5,187,785
Bouygues SA	Construction & Engineering	21,546	812,083
Bureau Veritas SA	Professional Services	11,718	296,036
Capgemini SE	IT Services	2,646	551,698
Cie Generale des Etablissements Michelin SCA	Automobile Components	6,993	250,748
Credit Agricole SA	Banks	130,410	1,851,426
Danone SA	Food Products	24,759	1,604,900
Dassault Systemes SE	Software	20,223	988,181
Engie SA	Multi-Utilities	200,529	3,526,066
EssilorLuxottica SA	Health Care Equipment & Supplies	5,859	1,175,342
Hermes International SCA	Textiles, Apparel & Luxury Goods	687	1,456,167
Kering SA	Textiles, Apparel & Luxury Goods	2,340	1,031,368
Legrand SA	Electrical Equipment	3,213	333,984
L’Oreal SA	Personal Care Products	3,452	1,718,442
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	9,072	7,351,689
Orange SA	Diversified Telecommunication Services	195,804	2,228,703
Pernod Ricard SA	Beverages	3,591	633,696
Sanofi SA	Pharmaceuticals	53,109	5,265,938
Sartorius Stedim Biotech	Life Sciences Tools & Services	426	112,704
Schneider Electric SE	Electrical Equipment	17,483	3,510,644
Societe Generale SA	Banks	76,734	2,036,460
TotalEnergies SE	Oil, Gas & Consumable Fuels	60,480	4,115,449
Veolia Environnement SA	Multi-Utilities	15,882	501,058
Vinci SA	Construction & Engineering	16,065	2,017,743

			52,170,339

Germany 7.5%
adidas AG	Textiles, Apparel & Luxury Goods	1,323	269,141
Allianz SE	Insurance	21,168	5,657,573
BASF SE	Chemicals	88,830	4,786,590
Bayer AG	Pharmaceuticals	69,552	2,583,814
Bayerische Motoren Werke AG	Automobiles	31,752	3,534,843
[a,b] Delivery Hero SE	Hotels, Restaurants & Leisure	1,701	46,994
Deutsche Boerse AG	Capital Markets	2,646	545,122
Deutsche Post AG	Air Freight & Logistics	62,937	3,118,471
Deutsche Telekom AG	Diversified Telecommunication Services	80,514	1,934,441

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

E.ON SE	Multi-Utilities	202,608	2,719,303
Evonik Industries AG	Chemicals	22,491	459,627
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	43,659	1,823,015
Mercedes-Benz Group AG	Automobiles	68,796	4,753,519
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	567	234,939
SAP SE	Software	33,831	5,212,565
Siemens AG	Industrial Conglomerates	26,460	4,966,599
Vonovia SE	Real Estate Management & Development	19,845	625,648

			43,272,204

Hong Kong 3.1%
AIA Group Ltd.	Insurance	195,400	1,702,873
CK Asset Holdings Ltd.	Real Estate Management & Development	217,100	1,089,872
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	66,700	369,011
CLP Holdings Ltd.	Electric Utilities	199,600	1,647,453
Hang Lung Properties Ltd.	Real Estate Management & Development	189,000	263,342
Hang Seng Bank Ltd.	Banks	75,600	881,518
Henderson Land Development Co. Ltd.	Real Estate Management & Development	138,500	426,574
HKT Trust & HKT Ltd.	Diversified Telecommunication Services	371,904	443,891
Hong Kong & China Gas Co. Ltd.	Gas Utilities	1,188,000	909,803
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	29,550	1,014,196
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	24,210	997,694
Link REIT	Retail REITs	283,500	1,592,034
MTR Corp. Ltd.	Ground Transportation	166,500	646,080
Power Assets Holdings Ltd.	Electric Utilities	144,500	837,367
Sino Land Co. Ltd.	Real Estate Management & Development	378,000	410,988
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	205,124	2,218,430
Swire Pacific Ltd., Class A	Real Estate Management & Development	36,500	308,976
Swire Pacific Ltd., Class B	Real Estate Management & Development	80,000	104,706
Swire Properties Ltd.	Real Estate Management & Development	113,400	229,456
Techtronic Industries Co. Ltd.	Machinery	81,600	972,380
[a] WH Group Ltd.	Food Products	904,500	583,806
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	162,602	549,743

			18,200,193

Ireland 0.2%
DCC PLC	Industrial Conglomerates	796	58,632
Experian PLC	Professional Services	4,914	200,585
Smurfit Kappa Group PLC	Containers & Packaging	22,680	898,918

			1,158,135

Isle Of Man 0.0%†
Entain PLC	Hotels, Restaurants & Leisure	8,255	104,624

Israel 0.7%
Bank Hapoalim BM	Banks	130,221	1,175,674
Bank Leumi Le-Israel BM	Banks	85,289	689,484
Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	198,299	271,271
ICL Group Ltd.	Chemicals	80,514	409,401
Israel Discount Bank Ltd., Class A	Banks	72,954	366,705
Mizrahi Tefahot Bank Ltd.	Banks	15,498	602,549
[b] Nice Ltd.	Software	1,134	229,609

			3,744,693

Italy 4.0%
A2A SpA	Multi-Utilities	163,863	336,500
Assicurazioni Generali SpA	Insurance	109,809	2,317,447
Banca Mediolanum SpA	Financial Services	22,680	213,806
Banco BPM SpA	Banks	133,812	706,706
Enel SpA	Electric Utilities	668,682	4,971,180
Eni SpA	Oil, Gas & Consumable Fuels	172,179	2,919,152
FinecoBank Banca Fineco SpA	Banks	41,769	626,814
Hera SpA	Multi-Utilities	82,635	271,292
[a] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	36,288	458,979
Intesa Sanpaolo SpA	Banks	1,516,536	4,428,501

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Mediobanca Banca di Credito Finanziario SpA	Banks	69,363	858,548
Moncler SpA	Textiles, Apparel & Luxury Goods	8,883	546,562
[a] Poste Italiane SpA	Insurance	50,652	574,914
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	9,261	499,539
Snam SpA	Gas Utilities	230,958	1,187,620
Terna - Rete Elettrica Nazionale	Electric Utilities	140,427	1,171,797
UniCredit SpA	Banks	44,604	1,210,362
UnipolSai Assicurazioni SpA	Insurance	47,680	119,034

			23,418,753

Japan 20.7%
ABC-Mart, Inc.	Specialty Retail	11,564	202,194
Advantest Corp.	Semiconductors & Semiconductor Equipment	63,900	2,174,268
AGC, Inc.	Building Products	12,900	479,106
Aisin Corp.	Automobile Components	17,300	605,341
Ajinomoto Co., Inc.	Food Products	6,600	254,674
Asahi Kasei Corp.	Chemicals	27,200	200,460
Astellas Pharma, Inc.	Pharmaceuticals	109,800	1,313,114
Bridgestone Corp.	Automobile Components	35,340	1,463,935
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	2,700	43,101
Canon, Inc.	Technology Hardware, Storage & Peripherals	67,800	1,740,928
Capcom Co. Ltd.	Entertainment	10,902	352,316
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	21,930	830,969
Daifuku Co. Ltd.	Machinery	2,980	60,295
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	51,200	1,406,202
Daikin Industries Ltd.	Building Products	5,183	845,022
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	6,677	774,358
Daiwa House REIT Investment Corp.	Diversified REITs	159	283,872
Denso Corp.	Automobile Components	84,400	1,273,364
Dentsu Group, Inc.	Media	25,000	641,580
Disco Corp.	Semiconductors & Semiconductor Equipment	10,264	2,546,707
East Japan Railway Co.	Ground Transportation	1,010	58,237
Eisai Co. Ltd.	Pharmaceuticals	11,277	564,090
FANUC Corp.	Machinery	16,520	485,944
Fast Retailing Co. Ltd.	Specialty Retail	1,110	275,492
Fuji Electric Co. Ltd.	Electrical Equipment	2,300	99,012
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	2,080	125,010
Fujitsu Ltd.	IT Services	880	132,799
GLP J-Reit	Industrial REITs	484	482,352
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	14,900	612,995
Haseko Corp.	Household Durables	28,900	375,548
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	3,100	351,053
Hitachi Construction Machinery Co. Ltd.	Machinery	10,700	282,869
Hitachi Ltd.	Industrial Conglomerates	7,652	551,999
Honda Motor Co. Ltd.	Automobiles	37,800	393,069
Hoya Corp.	Health Care Equipment & Supplies	9,480	1,185,168
Hulic Co. Ltd.	Real Estate Management & Development	56,700	593,826
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	14,900	825,958
Iida Group Holdings Co. Ltd.	Household Durables	16,200	242,632
Isuzu Motors Ltd.	Automobiles	60,200	775,452
ITOCHU Corp.	Trading Companies & Distributors	15,200	621,779
Japan Metropolitan Fund Invest	Retail REITs	756	546,435
Japan Post Bank Co. Ltd.	Banks	86,603	882,125
Japan Post Holdings Co. Ltd.	Insurance	113,400	1,013,103
Japan Real Estate Investment Corp.	Office REITs	133	550,943
Japan Tobacco, Inc.	Tobacco	118,200	3,056,029
Kajima Corp.	Construction & Engineering	13,530	226,156
Kao Corp.	Personal Care Products	13,428	552,436
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	14,300	613,669
KDDI Corp.	Wireless Telecommunication Services	24,430	777,365
Keyence Corp.	Electronic Equipment, Instruments & Components	6,528	2,876,432
Kirin Holdings Co. Ltd.	Beverages	83,100	1,217,794
Koei Tecmo Holdings Co. Ltd.	Entertainment	14,896	169,955
Komatsu Ltd.	Machinery	67,500	1,765,782
Kubota Corp.	Machinery	7,000	105,387

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Kyocera Corp.	Electronic Equipment, Instruments & Components	36,000	525,521
Kyowa Kirin Co. Ltd.	Pharmaceuticals	10,500	176,514
Kyushu Railway Co.	Ground Transportation	14,700	323,967
Lasertec Corp.	Semiconductors & Semiconductor Equipment	6,554	1,727,991
Lawson, Inc.	Consumer Staples Distribution & Retail	4,625	238,927
LY Corp.	Interactive Media & Services	108,500	384,576
M3, Inc.	Health Care Technology	20,300	335,933
Marubeni Corp.	Trading Companies & Distributors	59,200	935,787
Mazda Motor Corp.	Automobiles	37,800	408,486
MINEBEA MITSUMI, Inc.	Machinery	10,500	215,876
Mitsubishi Chemical Group Corp.	Chemicals	19,900	121,958
Mitsubishi Corp.	Trading Companies & Distributors	93,000	1,486,562
Mitsubishi Electric Corp.	Electrical Equipment	53,100	752,922
Mitsubishi HC Capital, Inc.	Financial Services	75,600	507,718
Mitsubishi UFJ Financial Group, Inc.	Banks	289,000	2,483,498
Mitsui & Co. Ltd.	Trading Companies & Distributors	9,700	364,524
Mitsui OSK Lines Ltd.	Marine Transportation	37,900	1,214,316
Mizuho Financial Group, Inc.	Banks	116,800	1,998,723
MonotaRO Co. Ltd.	Trading Companies & Distributors	18,740	204,641
MS&AD Insurance Group Holdings, Inc.	Insurance	9,720	382,374
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	80,570	1,710,498
NGK Insulators Ltd.	Machinery	28,500	340,735
NIDEC Corp.	Electrical Equipment	20,100	811,956
Nintendo Co. Ltd.	Entertainment	62,291	3,251,521
Nippon Building Fund, Inc.	Office REITs	174	754,107
Nippon Paint Holdings Co. Ltd.	Chemicals	30,800	249,057
Nippon Prologis REIT, Inc.	Industrial REITs	78	150,157
Nippon Steel Corp.	Metals & Mining	69,800	1,599,191
Nippon Yusen KK	Marine Transportation	51,200	1,587,425
Niterra Co. Ltd.	Automobile Components	21,800	517,862
Nitto Denko Corp.	Chemicals	11,822	884,679
Nomura Holdings, Inc.	Capital Markets	140,300	634,624
Nomura Real Estate Master Fund, Inc.	Diversified REITs	232	271,528
Nomura Research Institute Ltd.	IT Services	18,020	524,188
Obayashi Corp.	Construction & Engineering	49,700	430,089
Obic Co. Ltd.	IT Services	1,180	203,349
Omron Corp.	Electronic Equipment, Instruments & Components	3,518	164,272
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	18,900	337,299
Oracle Corp.	Software	985	75,947
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	18,920	704,702
ORIX Corp.	Financial Services	56,700	1,068,203
Otsuka Corp.	IT Services	11,220	462,632
Panasonic Holdings Corp.	Household Durables	30,100	298,160
Persol Holdings Co. Ltd.	Professional Services	18,900	32,456
Recruit Holdings Co. Ltd.	Professional Services	33,200	1,404,253
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	35,200	674,762
SBI Holdings, Inc.	Capital Markets	29,500	663,740
Sega Sammy Holdings, Inc.	Leisure Products	4,900	68,540
Sekisui Chemical Co. Ltd.	Household Durables	40,100	578,119
Sekisui House Ltd.	Household Durables	64,550	1,434,037
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	12,376	491,160
SG Holdings Co. Ltd.	Air Freight & Logistics	18,900	271,341
Shimadzu Corp.	Electronic Equipment, Instruments & Components	1,600	44,738
Shimano, Inc.	Leisure Products	2,230	345,383
Shin-Etsu Chemical Co. Ltd.	Chemicals	82,150	3,447,876
Shiseido Co. Ltd.	Personal Care Products	9,000	271,443
SoftBank Corp.	Wireless Telecommunication Services	298,600	3,726,675
SoftBank Group Corp.	Wireless Telecommunication Services	10,500	468,694
Sojitz Corp.	Trading Companies & Distributors	6,200	140,070
Sompo Holdings, Inc.	Insurance	2,090	102,232
Sony Group Corp.	Household Durables	27,900	2,653,845
Square Enix Holdings Co. Ltd.	Entertainment	6,100	219,069
Subaru Corp.	Automobiles	37,800	693,366
SUMCO Corp.	Semiconductors & Semiconductor Equipment	37,800	566,946
Sumitomo Chemical Co. Ltd.	Chemicals	160,300	391,142

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Sumitomo Corp.	Trading Companies & Distributors	114,000	2,487,332
Sumitomo Electric Industries Ltd.	Automobile Components	11,400	145,189
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	19,400	584,284
Sumitomo Mitsui Financial Group, Inc.	Banks	58,284	2,844,332
Suzuki Motor Corp.	Automobiles	2,800	119,821
Sysmex Corp.	Health Care Equipment & Supplies	5,926	330,306
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	137,800	3,962,556
TDK Corp.	Electronic Equipment, Instruments & Components	27,260	1,298,804
Tokio Marine Holdings, Inc.	Insurance	42,011	1,051,616
Tokyo Century Corp.	Financial Services	17,760	192,364
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	33,976	6,086,423
Toray Industries, Inc.	Chemicals	12,000	62,400
Tosoh Corp.	Chemicals	31,700	404,963
Toyota Industries Corp.	Machinery	8,400	685,204
Toyota Motor Corp.	Automobiles	364,540	6,698,403
Toyota Tsusho Corp.	Trading Companies & Distributors	3,800	223,935
Trend Micro, Inc.	Software	2,290	122,606
USS Co. Ltd.	Specialty Retail	21,100	424,455
West Japan Railway Co.	Ground Transportation	4,100	171,032
Yamaha Motor Co. Ltd.	Automobiles	18,300	163,490
Yaskawa Electric Corp.	Machinery	10,004	417,957
ZOZO, Inc.	Specialty Retail	13,870	312,365

			120,183,420

Luxembourg 0.1%
Eurofins Scientific SE	Life Sciences Tools & Services	3,611	235,265

Netherlands 4.6%
[a,b] Adyen NV	Financial Services	1,163	1,498,741
[b] Argenx SE	Biotechnology	584	221,597
[b] Argenx SE	Biotechnology	550	208,696
ASM International NV	Semiconductors & Semiconductor Equipment	2,646	1,373,619
ASML Holding NV	Semiconductors & Semiconductor Equipment	15,120	11,385,965
ING Groep NV	Banks	132,300	1,976,760
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	11,068	318,066
Koninklijke KPN NV	Diversified Telecommunication Services	338,121	1,164,590
Koninklijke Philips NV	Health Care Equipment & Supplies	87,129	2,029,369
NN Group NV	Insurance	29,673	1,171,824
Randstad NV	Professional Services	11,529	722,358
Shell PLC	Oil, Gas & Consumable Fuels	129,465	4,244,053
Universal Music Group NV	Entertainment	15,876	452,641

			26,768,279

New Zealand 0.4%
Contact Energy Ltd.	Electric Utilities	82,404	417,914
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	37,643	562,474
Mercury NZ Ltd.	Electric Utilities	72,765	304,070
Meridian Energy Ltd.	Independent Power Producers & Energy Traders	107,541	377,216
Spark New Zealand Ltd.	Diversified Telecommunication Services	198,261	650,240

			2,311,914

Norway 1.2%
Aker ASA, Class A	Industrial Conglomerates	2,835	185,916
Aker BP ASA	Oil, Gas & Consumable Fuels	35,721	1,039,372
[a,b] AutoStore Holdings Ltd.	Machinery	68,985	135,719
DNB Bank ASA	Banks	86,562	1,841,074
Gjensidige Forsikring ASA	Insurance	19,089	352,431
Norsk Hydro ASA	Metals & Mining	143,640	967,435
Orkla ASA	Food Products	78,057	605,966
Salmar ASA	Food Products	6,615	370,753
Telenor ASA	Diversified Telecommunication Services	67,284	772,504
Yara International ASA	Chemicals	18,144	645,314

			6,916,484

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Poland 0.3%
LPP SA	Textiles, Apparel & Luxury Goods	35	144,103
ORLEN SA	Oil, Gas & Consumable Fuels	61,047	1,016,868
Powszechny Zaklad Ubezpieczen SA	Insurance	55,188	663,421

			1,824,392

Portugal 0.2%
EDP - Energias de Portugal SA	Electric Utilities	235,872	1,186,833

Singapore 2.3%
CapitaLand Integrated Commercial Trust, Class A	Retail REITs	492,800	769,591
DBS Group Holdings Ltd., Class A	Banks	125,100	3,168,517
Great Eastern Holdings Ltd.	Insurance	5,900	78,720
Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	5,700	128,597
Keppel Corp. Ltd.	Industrial Conglomerates	146,100	783,054
Mapletree Pan Asia Commercial Trust	Retail REITs	245,700	292,434
Oversea-Chinese Banking Corp. Ltd.	Banks	359,100	3,539,004
Singapore Airlines Ltd.	Passenger Airlines	151,200	751,931
Singapore Exchange Ltd.	Capital Markets	63,200	470,970
Singapore Technologies Engineering Ltd.	Aerospace & Defense	170,100	501,622
United Overseas Bank Ltd.	Banks	119,700	2,581,658
Wilmar International Ltd.	Food Products	170,100	460,357

			13,526,455

Spain 1.5%
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	22,680	1,006,147
Banco Bilbao Vizcaya Argentaria SA	Banks	214,137	1,945,831
CaixaBank SA	Banks	110,187	453,522
Endesa SA	Electric Utilities	34,020	693,731
Iberdrola SA	Electric Utilities	70,686	926,849
Industria de Diseno Textil SA	Specialty Retail	10,206	444,536
Naturgy Energy Group SA	Gas Utilities	13,419	400,229
Redeia Corp. SA	Electric Utilities	41,202	678,611
Telefonica SA	Diversified Telecommunication Services	563,031	2,197,979

			8,747,435

Sweden 2.5%
Assa Abloy AB, Class B	Building Products	8,883	255,881
Atlas Copco AB, Class A	Machinery	31,185	537,035
Atlas Copco AB, Class B	Machinery	19,278	285,788
Axfood AB	Consumer Staples Distribution & Retail	10,962	296,951
Boliden AB	Metals & Mining	25,137	784,452
EQT AB	Capital Markets	11,340	320,693
Essity AB, Class B	Household Products	8,651	214,604
[a] Evolution AB	Hotels, Restaurants & Leisure	10,773	1,285,125
H & M Hennes & Mauritz AB, Class B	Specialty Retail	64,260	1,126,193
Husqvarna AB, Class B	Machinery	35,343	291,011
Nibe Industrier AB, Class B	Building Products	7,749	54,439
Nordnet AB publ	Capital Markets	16,065	272,589
Skandinaviska Enskilda Banken AB, Class A	Banks	67,851	934,497
Skanska AB, Class B	Construction & Engineering	29,295	530,068
SKF AB, Class B	Machinery	5,859	117,031
SSAB AB, Class A	Metals & Mining	24,003	182,633
SSAB AB, Class B	Metals & Mining	64,260	491,490
Svenska Handelsbanken AB, Class A	Banks	128,898	1,399,890
Svenska Handelsbanken AB, Class B	Banks	3,024	39,068
Swedbank AB, Class A	Banks	58,401	1,178,121
Tele2 AB, Class B	Wireless Telecommunication Services	56,700	486,891
Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	206,577	1,293,637
Telia Co. AB	Diversified Telecommunication Services	231,336	590,630
Volvo AB, Class A	Machinery	6,237	165,242
Volvo AB, Class B	Machinery	49,707	1,290,783

			14,424,742

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Switzerland 9.5%
ABB Ltd.	Electrical Equipment	34,965	1,549,569
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	21,924	3,015,152
EMS-Chemie Holding AG	Chemicals	189	152,925
Geberit AG	Building Products	945	605,186
Givaudan SA	Chemicals	267	1,105,243
Julius Baer Group Ltd.	Capital Markets	21,168	1,185,851
Kuehne & Nagel International AG	Marine Transportation	5,292	1,822,161
Lonza Group AG	Life Sciences Tools & Services	1,890	794,265
Nestle SA	Food Products	92,610	10,729,402
Novartis AG	Pharmaceuticals	103,194	10,405,839
Partners Group Holding AG	Capital Markets	2,166	3,121,675
Roche Holding AG	Pharmaceuticals	26,838	7,796,461
Roche Holding AG	Pharmaceuticals	1,134	352,198
Schindler Holding AG, PC	Machinery	189	47,225
SGS SA	Professional Services	16,254	1,400,897
Sika AG	Chemicals	2,457	799,003
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,725	236,155
Swatch Group AG	Textiles, Apparel & Luxury Goods	199	54,050
Swiss Life Holding AG	Insurance	1,214	842,364
Swiss Re AG	Insurance	30,429	3,418,721
Swisscom AG	Diversified Telecommunication Services	2,646	1,590,775
Zurich Insurance Group AG	Insurance	7,749	4,047,360

			55,072,477

United Kingdom 12.6%
3i Group PLC	Capital Markets	15,309	472,480
abrdn PLC	Capital Markets	191,079	435,169
Admiral Group PLC	Insurance	10,017	342,738
Anglo American PLC	Metals & Mining	26,271	659,959
Ashtead Group PLC	Trading Companies & Distributors	4,725	329,000
AstraZeneca PLC	Pharmaceuticals	54,810	7,406,407
Aviva PLC	Insurance	290,682	1,610,830
B&M European Value Retail SA	Broadline Retail	83,160	593,881
BAE Systems PLC	Aerospace & Defense	70,497	998,001
Barratt Developments PLC	Household Durables	103,005	738,754
BP PLC	Oil, Gas & Consumable Fuels	322,245	1,914,934
British American Tobacco PLC	Tobacco	185,598	5,431,159
BT Group PLC	Diversified Telecommunication Services	326,781	514,893
Burberry Group PLC	Textiles, Apparel & Luxury Goods	12,888	232,643
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	283,500	1,519,421
Diageo PLC	Beverages	40,446	1,472,569
DS Smith PLC	Containers & Packaging	139,671	547,156
GSK PLC	Pharmaceuticals	220,563	4,077,580
Hargreaves Lansdown PLC	Capital Markets	37,611	351,927
Hikma Pharmaceuticals PLC	Pharmaceuticals	16,632	379,312
HSBC Holdings PLC	Banks	1,024,569	8,300,394
Imperial Brands PLC	Tobacco	96,957	2,232,848
Intermediate Capital Group PLC	Capital Markets	30,618	655,930
J Sainsbury PLC	Consumer Staples Distribution & Retail	185,220	714,494
Kingfisher PLC	Specialty Retail	200,340	621,372
Land Securities Group PLC	Diversified REITs	73,710	662,269
Legal & General Group PLC	Insurance	635,040	2,032,777
London Stock Exchange Group PLC	Capital Markets	5,481	647,991
M&G PLC	Financial Services	241,542	684,809
Mondi PLC	Paper & Forest Products	43,848	859,423
National Grid PLC	Multi-Utilities	339,066	4,573,112
NatWest Group PLC	Banks	501,228	1,401,890
Persimmon PLC	Household Durables	34,398	609,084
Phoenix Group Holdings PLC	Insurance	79,002	539,009
Reckitt Benckiser Group PLC	Household Products	24,192	1,671,526
RELX PLC	Professional Services	44,415	1,760,889
Rentokil Initial PLC	Commercial Services & Supplies	105,084	590,500
Sage Group PLC	Software	18,144	271,199
Schroders PLC	Capital Markets	91,854	503,393

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Severn Trent PLC	Water Utilities	24,192	795,362
Smith & Nephew PLC	Health Care Equipment & Supplies	7,560	103,940
Spirax-Sarco Engineering PLC	Machinery	1,890	253,105
SSE PLC	Electric Utilities	107,541	2,544,450
St. James’s Place PLC	Capital Markets	55,944	487,526
Taylor Wimpey PLC	Household Durables	364,581	683,441
Tesco PLC	Consumer Staples Distribution & Retail	144,585	535,441
Unilever PLC	Personal Care Products	103,761	5,026,430
United Utilities Group PLC	Water Utilities	66,150	893,455
Vodafone Group PLC	Wireless Telecommunication Services	2,348,325	2,052,442

			72,737,314

United States 0.9%
Holcim AG, Class B	Construction Materials	9,261	726,443
Stellantis NV	Automobiles	188,055	4,393,595

			5,120,038

Total Common Stocks (Cost $525,676,941)			572,813,821

Preferred Stocks 0.7%
Germany 0.7%
[c] Bayerische Motoren Werke AG, 9.472%, pfd.	Automobiles	6,426	638,509
[c] Porsche Automobil Holding SE, 5.527%, pfd.	Automobiles	10,206	522,214
[c] Sartorius AG, 0.432%, pfd.	Life Sciences Tools & Services	756	278,261
[c] Volkswagen AG, 7.835%, pfd.	Automobiles	20,979	2,590,904

Total Preferred Stocks (Cost $4,107,357)			4,029,888

Total Investments (Cost $529,784,298) 99.5%			576,843,709
Other Assets, less Liabilities 0.5%			2,942,970

Net Assets 100.0%			$579,786,679

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $6,223,935, representing 1.1% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
MSCI EAFE	Long	16	$1,801,920	3/15/24	$63,887

*As of period end.

Abbreviations

Selected Portfolio

REIT	– Real Estate Investment Trust

SPA	– Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 96.5%
Aerospace & Defense 1.9%
Boeing Co.,
5.15%, 5/01/30	United States	2,000,000	$2,037,151
3.65%, 3/01/47	United States	4,900,000	3,639,612
Lockheed Martin Corp.,
4.07%, 12/15/42	United States	3,300,000	2,978,040
4.15%, 6/15/53	United States	4,000,000	3,580,365

			12,235,168

Agriculture 1.6%
[a] JT International Financial Services BV, 6.875%, 10/24/32	Japan	6,000,000	6,710,444
Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,500,000	3,591,718

			10,302,162

Air Freight & Logistics 0.7%
FedEx Corp., 4.75%, 11/15/45	United States	4,600,000	4,246,523

Airlines 1.6%
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	6,283,792	6,190,764
United Airlines Pass-Through Trust,
Series 2016-1, Class A, 3.45%, 1/07/30	United States	2,528,607	2,259,220
Series 2020-1, Class B, 4.875%, 7/15/27	United States	2,041,056	1,978,594

			10,428,578

Apparel 0.1%
Tapestry, Inc., 7.05%, 11/27/25	United States	900,000	920,366

Auto Parts & Equipment 0.2%
Aptiv PLC, 3.10%, 12/01/51	United States	2,250,000	1,468,955

Banks 20.1%
Banco Santander SA, 2.749%, 12/03/30	Spain	4,500,000	3,738,957
Bank of America Corp.,
2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	4,375,000	3,772,774
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	5,900,000	5,626,638
5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	9,600,000	9,665,540
[a] BNP Paribas SA, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	6,600,000	6,599,514
Citigroup, Inc.,
3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	5,200,000	4,959,176
3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	5,200,000	4,438,314
[a] Credit Agricole SA, 4.375%, 3/17/25	France	2,000,000	1,968,690
Deutsche Bank AG,
2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	3,300,000	3,095,190
0.898%, 5/28/24	Germany	3,500,000	3,438,312
Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	2,950,000	2,883,075
Goldman Sachs Group, Inc.,
Series V, 4.125% to 11/10/26, FRN thereafter, 12/31/99	United States	2,000,000	1,783,602
2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	9,700,000	8,995,963
4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,400,000	1,378,257
HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	4,700,000	4,468,226
JPMorgan Chase & Co.,
2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,700,000	4,931,004
2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	4,550,000	3,900,634
4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	4,200,000	4,203,258
6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	6,450,000	6,784,982
KeyBank NA, 4.15%, 8/08/25	United States	1,750,000	1,697,455
Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	1,900,000	1,955,902
Morgan Stanley,
0.791% to 1/22/24, FRN thereafter, 1/22/25	United States	3,300,000	3,290,382
5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	5,350,000	5,351,968
5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	1,700,000	1,733,225

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] National Australia Bank Ltd., 2.332%, 8/21/30	Australia	6,000,000	4,894,239
PNC Financial Services Group, Inc., 6.615% to 10/20/26, FRN thereafter,
10/20/27	United States	3,000,000	3,113,238
[a] Standard Chartered PLC, 1.456% to 1/14/26, FRN thereafter, 1/14/27	United Kingdom	4,700,000	4,308,358
[a] UniCredit SpA, 1.982% to 6/03/26, FRN thereafter, 6/03/27	Italy	4,000,000	3,660,305
Wells Fargo & Co.,
4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	8,800,000	8,739,976
5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	4,000,000	4,086,648

			129,463,802

Banks 0.3%
Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	2,150,000	2,160,593

Beverages 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/46	United States	3,500,000	3,433,562
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	3,500,000	3,928,320

			7,361,882

Biotechnology 3.5%
Amgen, Inc., 5.60%, 3/02/43	United States	9,000,000	9,305,581
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	5,000,000	4,752,804
[a] CSL Finance PLC, 4.25%, 4/27/32	Australia	5,500,000	5,367,504
Illumina, Inc., 5.80%, 12/12/25	United States	3,000,000	3,012,233

			22,438,122

Capital Markets 1.5%
Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	2,400,000	2,286,806
Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	5,900,000	4,713,970
[a] UBS Group AG, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,000,000	2,830,753

			9,831,529

Chemicals 0.5%
DuPont de Nemours, Inc., 5.419%, 11/15/48	United States	3,400,000	3,542,208

Diversified REITs 1.9%
Essex Portfolio LP, 2.65%, 3/15/32	United States	7,000,000	5,854,050
[a] Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note,
3.75%, 12/15/27	United States	2,200,000	1,840,205
Simon Property Group LP, 3.375%, 12/01/27	United States	5,000,000	4,767,673

			12,461,928

Diversified Telecommunication Services 1.7%
Verizon Communications, Inc., 3.40%, 3/22/41	United States	13,500,000	10,754,015

Electric 4.4%
Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,600,000	2,386,664
Constellation Energy Generation LLC,
6.50%, 10/01/53	United States	1,500,000	1,694,617
6.125%, 1/15/34	United States	1,000,000	1,070,972
DTE Electric Co., Series B, 3.65%, 3/01/52	United States	7,700,000	6,094,215
[a] Electricite de France SA, 5.70%, 5/23/28	France	2,600,000	2,692,136
NextEra Energy Capital Holdings, Inc.,
6.051%, 3/01/25	United States	4,400,000	4,441,932
5.749%, 9/01/25	United States	1,100,000	1,110,840
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	7,100,000	5,977,045
Virginia Electric & Power Co., Series D, 4.65%, 8/15/43	United States	3,050,000	2,798,200

			28,266,621

Electric Utilities 6.9%
[a] Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	500,000	418,147
Commonwealth Edison Co., 4.00%, 3/01/48	United States	3,200,000	2,718,221
Duke Energy Progress LLC, 2.50%, 8/15/50	United States	6,200,000	3,904,769
[a] EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	4,001,572
[a] Enel Finance International NV, 3.625%, 5/25/27	Italy	5,300,000	5,069,214
Exelon Corp., 4.05%, 4/15/30	United States	6,000,000	5,728,019

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Georgia Power Co.,
Series 2010-C, 4.75%, 9/01/40	United States	6,000,000	5,595,364
4.30%, 3/15/42	United States	2,400,000	2,126,739
Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	3,000,000	2,221,283
Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	United States	5,200,000	5,029,645
[a] Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	8,100,000	7,988,060

			44,801,033

Electronic Equipment, Instruments & Components 0.6%
Flex Ltd., 3.75%, 2/01/26	Singapore	3,800,000	3,679,695

Energy Equipment & Services 1.5%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	United States	1,900,000	1,610,871
Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,400,000	3,654,690
[a] Schlumberger Holdings Corp., 4.30%, 5/01/29	United States	4,150,000	4,108,622

			9,374,183

Entertainment 1.2%
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	United States	2,800,000	2,469,825
4.279%, 3/15/32	United States	5,470,000	5,007,906

			7,477,731

Environmental Control 0.7%
Republic Services, Inc., 5.00%, 4/01/34	United States	4,200,000	4,303,797

Financial Services 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,250,000	4,795,762
Air Lease Corp., 0.80%, 8/18/24	United States	5,000,000	4,848,361
American Express Co., 2.25%, 3/04/25	United States	5,000,000	4,840,603
Aon Global Ltd., 4.60%, 6/14/44	Ireland	8,000,000	7,193,304
Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	3,000,000	2,966,915
Mastercard, Inc., 4.85%, 3/09/33	United States	4,250,000	4,391,944

			29,036,889

Food 2.8%
General Mills, Inc., 5.241%, 11/18/25	United States	2,500,000	2,496,443
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27	United States	3,000,000	2,762,655
3.625%, 1/15/32	United States	1,800,000	1,544,800
Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	5,000,000	4,822,740
[a] Nestle Holdings, Inc., 4.70%, 1/15/53	United States	3,500,000	3,516,883
Sysco Corp.,
3.30%, 7/15/26	United States	2,100,000	2,028,215
6.00%, 1/17/34	United States	1,000,000	1,083,115

			18,254,851

Gas 0.4%
Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	3,000,000	2,796,405

Ground Transportation 1.0%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	6,100,000	6,650,377

Health Care Providers & Services 5.7%
CVS Health Corp., 5.30%, 12/05/43	United States	3,000,000	2,908,373
Elevance Health, Inc., 4.10%, 5/15/32	United States	8,200,000	7,835,392
HCA, Inc., 4.50%, 2/15/27	United States	6,000,000	5,932,870
[a] IQVIA, Inc., 6.25%, 2/01/29	United States	2,400,000	2,508,473
[a] Roche Holdings, Inc., 5.593%, 11/13/33	United States	6,600,000	7,120,032
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	Ireland	3,300,000	2,563,074
Sutter Health, 5.164%, 8/15/33	United States	1,500,000	1,520,779
UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	8,000,000	6,255,882

			36,644,875

Healthcare-Products 1.4%
Baxter International, Inc., 2.539%, 2/01/32	United States	4,000,000	3,355,922
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	United States	5,400,000	5,404,776

			8,760,698

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Home Builders 0.3%
MDC Holdings, Inc., 2.50%, 1/15/31	United States	2,000,000	1,645,209

Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp., 3.90%, 8/08/29	United States	2,300,000	2,122,111
Marriott International, Inc., Series R, 3.125%, 6/15/26	United States	1,500,000	1,442,075

			3,564,186

Household Products 1.6%
Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	5,800,000	5,583,665
[a] Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/31	Mexico	5,500,000	4,726,198

			10,309,863

Insurance 3.6%
Aflac, Inc., 4.75%, 1/15/49	United States	5,500,000	5,178,068
Allstate Corp., 4.20%, 12/15/46	United States	1,000,000	851,825
Arthur J Gallagher & Co., 6.50%, 2/15/34	United States	2,850,000	3,118,530
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,500,000	1,255,204
Brown & Brown, Inc., 2.375%, 3/15/31	United States	4,800,000	3,938,604
[a] MassMutual Global Funding II, 5.05%, 12/07/27	United States	2,400,000	2,430,455
MetLife, Inc., 6.40%, 12/15/66	United States	3,000,000	3,102,285
[a] Pricoa Global Funding I, 5.10%, 5/30/28	United States	3,250,000	3,291,009

			23,165,980

Internet 0.3%
Meta Platforms, Inc., 4.45%, 8/15/52	United States	2,300,000	2,114,882

IT Services 0.8%
Apple, Inc., 2.80%, 2/08/61	United States	7,500,000	5,108,072

Lodging 0.7%
Las Vegas Sands Corp., 3.20%, 8/08/24	United States	4,500,000	4,415,454

Media 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	United States	5,900,000	4,980,642
3.50%, 3/01/42	United States	3,200,000	2,228,764
Comcast Corp., 4.95%, 10/15/58	United States	5,000,000	4,904,556
Fox Corp., 5.476%, 1/25/39	United States	1,000,000	973,346

			13,087,308

Miscellaneous Manufacturing 0.1%
Parker-Hannifin Corp., 4.25%, 9/15/27	United States	700,000	694,296

Multi-Utilities 0.2%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,000,000	986,765

Oil & Gas 1.7%
BP Capital Markets America, Inc., 4.812%, 2/13/33	United States	1,500,000	1,512,988
Exxon Mobil Corp., 3.452%, 4/15/51	United States	5,000,000	3,927,326
[a] Var Energi ASA, 7.50%, 1/15/28	Norway	5,000,000	5,307,006

			10,747,320

Oil, Gas & Consumable Fuels 3.2%
Aker BP ASA,
[a] 3.75%, 1/15/30	Norway	3,050,000	2,803,216
[a] 4.00%, 1/15/31	Norway	2,200,000	2,021,490
Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	4,100,000	3,983,788
Chevron Corp., 3.078%, 5/11/50	United States	1,000,000	755,984
Exxon Mobil Corp., 3.567%, 3/06/45	United States	4,400,000	3,624,956
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	5,700,000	5,585,528
TransCanada PipeLines Ltd., 6.10%, 6/01/40	Canada	1,500,000	1,584,632

			20,359,594

Personal Care Products 1.0%
Kenvue, Inc., 4.90%, 3/22/33	United States	6,250,000	6,445,140

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Pharmaceuticals 3.1%
[a] Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	2,000,000	1,902,445
Bristol-Myers Squibb Co.,
4.125%, 6/15/39	United States	3,500,000	3,155,901
5.00%, 8/15/45	United States	2,400,000	2,383,745
3.70%, 3/15/52	United States	2,000,000	1,573,301
CVS Health Corp.,
5.00%, 2/20/26	United States	3,000,000	3,014,899
5.25%, 1/30/31	United States	1,500,000	1,539,327
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	6,400,000	6,538,512

			20,108,130

Pipelines 1.9%
Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	2,600,000	1,927,173
Energy Transfer LP,
5.15%, 3/15/45	United States	3,300,000	3,032,849
6.05%, 12/01/26	United States	3,700,000	3,806,227
MPLX LP, 5.00%, 3/01/33	United States	3,400,000	3,332,431

			12,098,680

Real Estate Management & Development 0.8%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	4,000,000	3,338,329
ERP Operating LP, 4.50%, 7/01/44	United States	2,000,000	1,777,039

			5,115,368

Retail 1.6%
Home Depot, Inc., 3.625%, 4/15/52	United States	4,000,000	3,244,652
O’Reilly Automotive, Inc., 5.75%, 11/20/26	United States	2,550,000	2,612,074
Target Corp., 2.95%, 1/15/52	United States	6,500,000	4,654,999

			10,511,725

Software 1.9%
Fiserv, Inc., 5.60%, 3/02/33	United States	4,200,000	4,387,320
Microsoft Corp., 2.675%, 6/01/60	United States	6,100,000	4,078,018
ServiceNow, Inc., 1.40%, 9/01/30	United States	5,000,000	4,113,020

			12,578,358

Telecommunications 2.6%
AT&T, Inc., 3.50%, 6/01/41	United States	6,500,000	5,166,010
Motorola Solutions, Inc., 5.60%, 6/01/32	United States	3,250,000	3,355,107
T-Mobile USA, Inc., 2.875%, 2/15/31	United States	9,600,000	8,469,046

			16,990,163

Trucking & Leasing 0.3%
[a] SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	2,000,000	1,816,491

Wireless Telecommunication Services 0.5%
[a] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 9/20/29	United States	3,315,000	3,301,817

Total Corporate Bonds & Notes (Cost $674,767,080)			622,827,787

U.S. Government & Agency Securities 2.0%
U.S. Treasury Notes,
3.75%, 12/31/28	United States	1,000,000	995,547
4.375%, 8/31/28	United States	6,625,000	6,767,722
5.00%, 8/31/25	United States	5,100,000	5,147,713

Total U.S. Government & Agency Securities (Cost $12,746,511)			12,910,982

Total Investments before Short-Term Investments (Cost $687,513,591)			635,738,769

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Short-Term Investments 0.4%
U.S. Government & Agency Securities 0.4%
[b] Federal Home Loan Bank Discount Notes, 01/2/24	United States	2,605,000	2,603,495

Total Short-Term Investments (Cost $2,604,624)			2,603,495

Total Investments (Cost $690,118,215) 98.9%			638,342,264
Other Assets, less Liabilities 1.1%			7,051,448

Net Assets 100.0%			$645,393,712

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $109,394,042, representing 16.9% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FRN	– Floating Rate Note

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Municipal Green Bond ETF	Principal Amount*	Value
Municipal Bonds 99.1%
Alabama 0.2%
[a] County of Mobile, Gomesa Projects, 4.00%, 11/01/45	300,000	$265,509

Arizona 1.0%
[b] Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, 4.05%, 1/01/46	500,000	500,000
Arizona State University, Series B, 5.00%, 7/01/42	235,000	243,035
City of Phoenix Civic Improvement Corp., 5.00%, 7/01/44	360,000	396,155

		1,139,190

Arkansas 0.5%
Arkansas Development Finance Authority,
5.70%, 5/01/53	275,000	279,084
[a] AMT, 6.875%, 7/01/48	250,000	262,339

		541,423

California 29.0%
Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	1,000,967
California Community Choice Financing Authority, [b] 5.00%, 12/01/53	2,500,000	2,657,804
[b] 5.00%, 2/01/54	3,500,000	3,780,639
[b] 5.25%, 1/01/54	2,500,000	2,646,055
[b] 5.25%, 11/01/54	500,000	541,669
[b] VRDN, 5.50%, 10/01/54	1,000,000	1,109,933
California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	93,444	74,812
California Infrastructure & Economic Development Bank,
4.00%, 5/01/51	1,000,000	978,322
[b] 4.22%, 8/01/47	3,100,000	3,079,795
5.00%, 8/01/49	180,000	194,385
California Science Center Foundation, 4.00%, 5/01/46	805,000	808,883
California Municipal Finance Authority,
4.00%, 5/15/39	3,445,000	3,484,880
5.00%, 5/15/37	1,495,000	1,581,813
5.00%, 5/15/51	1,000,000	1,020,025
[a] California School Finance Authority, 5.75%, 7/01/42	250,000	253,949
California State Public Works Board,
4.00%, 5/01/47	1,500,000	1,522,289
California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	1,026,219
City of Foster City, 4.00%, 8/01/32	135,000	141,890
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	910,494
City of San Francisco Public Utilities Commission Water Revenue, Series A, 4.00%, 11/01/50	100,000	100,333
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 7/01/44	150,000	162,389
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.00%, 6/01/42	1,000,000	1,128,161
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	104,572
Port of Los Angeles, 5.00%, 8/01/25	95,000	97,929
San Diego County Regional Airport Authority, 5.00%, 7/01/51	2,000,000	2,090,767
San Francisco Bay Area Rapid Transit District, 3.00%, 8/01/36	170,000	161,682
Santa Cruz County Capital Financing Authority, 4.00%, 6/01/42	1,500,000	1,550,432
Three Rivers Levee Improvement Authority,
4.00%, 9/01/32	100,000	101,470
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	253,516
Refunding, 4.00%, 9/01/29	250,000	255,688
Refunding, 4.00%, 9/01/31	200,000	203,759
Transbay Joint Powers Authority, 5.00%, 10/01/34	150,000	162,611

		33,188,132

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Colorado 1.6%
Board of Water Commissioners City & County of Denver, Series A, 5.00%, 9/15/47	150,000	157,604
University of Colorado,
5.00%, 6/01/27	150,000	162,465
[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,462,827

		1,782,896

District of Columbia 3.5%
District of Columbia,
5.50%, 8/31/33	795,000	932,978
5.50%, 2/28/35	200,000	237,639
5.50%, 2/28/37	845,000	1,005,709
District of Columbia Water & Sewer Authority,
Series A, 5.00%, 10/01/44	340,000	368,447
Sub Series 2019A, 4.00%, 10/01/49	1,515,000	1,518,854

		4,063,627

Florida 1.3%
Babcock Ranch Community Independent Special District, 4.00%, 5/01/40	840,000	782,532
City of Tampa, 5.00%, 5/01/36	150,000	163,253
County of Palm Beach Water & Sewer Revenue, 4.00%, 10/01/31	100,000	107,897
Somerset Community Development District,
4.00%, 5/01/32	415,000	394,324
4.20%, 5/01/37	100,000	92,004

		1,540,010

Georgia 1.4%
City of Atlanta Airport Passenger Facility Charge, 5.25%, 7/01/43	1,350,000	1,500,319
Private Colleges & Universities Authority, 5.00%, 9/01/48	100,000	106,825

		1,607,144

Illinois 3.4%
Illinois Finance Authority,
5.25%, 10/01/53	3,000,000	3,301,411
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	435,000	451,811
[a] Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	139,258	121,852

		3,875,074

Louisiana 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority,
[a] 3.90%, 11/01/44	445,000	385,196
[a] 4.50%, 11/01/47	1,000,000	952,169
[a] Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	875,245
Terrebonne Levee & Conservation District Sales Tax Revenue,
Series 2020B, 4.00%, 6/01/39	1,000,000	1,017,441
Series B, 4.00%, 6/01/40	100,000	100,971

		3,331,022

Maine 0.2%
City of Portland General Airport Revenue, 4.00%, 1/01/35	245,000	253,075

Maryland 3.7%
Maryland Economic Development Corp.,
5.00%, 6/30/40	1,000,000	1,049,512
5.25%, 6/30/47	2,000,000	2,083,438
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	375,514
[b] Montgomery County Housing Opportunities Commission, 4.00%, 1/01/63	600,000	600,000
Washington Suburban Sanitary Commission, 3.00%, 6/01/35	100,000	98,442

		4,206,906

Massachusetts 2.4%
Massachusetts Development Finance Agency,
4.00%, 7/01/47	135,000	125,169
Springfield College, Green Bond, 5.00%, 6/01/26	420,000	430,326
Springfield College, Green Bond, 5.00%, 6/01/27	440,000	456,510

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Massachusetts Housing Finance Agency,
Series C-1, 2.65%, 12/01/34	100,000	89,119
Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,594,393

		2,695,517

Minnesota 1.4%
City of Minneapolis, 3.00%, 12/01/40	100,000	87,936
Minnesota Higher Education Facilities Authority, Series A, 5.00%, 10/01/52	1,500,000	1,567,903

		1,655,839

Mississippi 0.6%
[a] Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	456,774
[a] Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	224,911

		681,685

Missouri 0.3%
[b] Health & Educational Facilities Authority of the State of Missouri, Washington University, Series B, 3.85%, 2/15/33	400,000	400,000

New Jersey 3.8%
City of Newark Mass Transit Access Tax Revenue, 6.00%, 11/15/62	1,360,000	1,583,994
New Jersey Educational Facilities Authority, Series A, 5.00%, 7/01/32	645,000	709,614
[b] New Jersey Health Care Facilities Financing Authority, Series C, 3.80%, 7/01/43	1,000,000	1,000,000
Newark Board of Education,
5.00%, 7/15/30	620,000	698,165
Sustainability Bonds, 5.00%, 7/15/25	375,000	386,541

		4,378,314

New Mexico 0.2%
City of Santa Fe Wastewater Utility System Revenue,
5.00%, 6/01/29	100,000	110,312
Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	104,471

		214,783

New York 11.3%
Battery Park City Authority, 5.00%, 11/01/49	100,000	107,313
[b] City of New York, 4.10%, 10/01/46	800,000	800,000
Metropolitan Transportation Authority,
5.00%, 11/15/50	2,010,000	2,113,793
Climate Bond Certified, 5.00%, 11/15/32	605,000	681,203
Refunding, Series 2017B, 5.00%, 11/15/28	430,000	471,958
Series A-1-GROUP 1, 4.00%, 11/15/41	600,000	600,154
Series B, 5.00%, 11/15/24	150,000	152,658
New York City Municipal Water Finance Authority,[b] 4.10%, 6/15/33	1,000,000	1,000,000
[b] Series BB, 4.00%, 6/15/49	1,000,000	1,000,000
New York Liberty Development Corp.,
7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000	851,007
Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,742,877
New York Power Authority, 5.00%, 11/15/29	1,250,000	1,422,937
New York State Dormitory Authority, 5.00%, 7/01/35	100,000	125,745
New York State Housing Finance Agency,
Series N, 2.60%, 11/01/34	100,000	89,704
Series P,2.00%,5/01/28	100,000	95,178
[b] Sustainability Bonds, Series 2022A, VRDN, 2.50%, 11/01/60	1,500,000	1,443,189
New York Transportation Development Corp., AMT, 5.50%, 6/30/38	250,000	278,162

		12,975,878

North Carolina 0.4%
[b] Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, 4.05%, 1/15/38	500,000	500,000

Ohio 5.1%
American Municipal Power, Inc.,
4.00%, 2/15/41	1,380,000	1,382,569
5.00%, 2/15/44	1,660,000	1,752,062
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/01/55	995,000	936,487
Ohio State University, 4.00%, 12/01/39	1,500,000	1,556,891

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

State of Ohio,
Series A, 4.00%, 3/01/30	100,000	109,137
Series B, 4.00%, 3/01/24	50,000	50,092

		5,787,238

Oregon 3.7%
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated
Group, Refunding, 4.00%, 12/01/51	530,000	371,811
Port of Portland Airport Revenue,
5.50%, 7/01/53	2,250,000	2,463,362
Series 2020-27A, 5.00%, 7/01/36	150,000	164,132
State of Oregon,
[b] VRDN, 3.85%, 6/01/39	300,000	300,000
[b] VRDN, 3.85%, 12/01/44	950,000	950,000

		4,249,305

Pennsylvania 2.2%
[b] Allegheny County Higher Education Building Authority, Carnegie Mellon University, 4.15%, 12/01/37	600,000	600,000
Philadelphia Energy Authority, 5.00%, 11/01/43	600,000	662,595
School District of Philadelphia,
Series B, 5.00%, 9/01/31	100,000	114,070
Series B, 5.00%, 9/01/48	1,000,000	1,090,859

		2,467,524

Puerto Rico 0.6%
HTA TRRB Custodial Trust, 5.25%, 7/01/36	200,000	200,766
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 7/01/58	525,000	528,144

		728,910

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp., 2.75%, 10/01/34	150,000	135,689
Rhode Island Infrastructure Bank, Series A, 4.00%, 10/01/27	50,000	52,428

		188,117

Tennessee 1.0%
[b] Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste
Management, Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,176,318

Texas 0.9%
Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	1,019,673

Utah 5.6%
Central Valley Water Reclamation Facility, Series C, 4.00%, 3/01/47	3,050,000	3,059,445
Intermountain Power Agency, Series A, 5.00%, 7/01/43	3,000,000	3,347,332

		6,406,777

Vermont 3.2%
City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	576,721
Vermont Educational & Health Buildings Financing Agency,
4.00%, 12/01/42	1,000,000	977,998
5.00%, 12/01/38	2,005,000	2,053,241

		3,607,960

Virginia 1.2%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	989,858
City of Hampton,
3.00%, 9/01/35	240,000	237,773
4.00%, 9/01/31	100,000	110,102
5.00%, 9/01/27	50,000	54,611

		1,392,344

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Washington 2.0%
Central Puget Sound Regional Transit Authority,
4.00%, 11/01/46	2,000,000	2,019,457
Series S-1, 5.00%, 11/01/32	150,000	156,175
FYI Properties, 5.00%, 6/01/24	135,000	136,068

		2,311,700

Wisconsin 4.3%
Milwaukee Metropolitan Sewerage District,
3.00%, 10/01/32	1,000,000	968,241
Series A, 3.00%, 10/01/35	150,000	142,542
Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,265,000	1,925,298
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	500,000	414,457
[a,b] VRDN, 3.50%, 12/01/50	200,000	163,861
University of Wisconsin Hospitals & Clinics, Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000	968,033
[b] Wisconsin Health & Educational Facilities Authority, Froedtert Health Inc Obligated Group,
3.95%, 4/01/35	300,000	300,000

		4,882,432

Total Investments (Cost $112,845,175) 99.1%		113,514,322
Other Assets, less Liabilities 0.9%		1,036,898

Net Assets 100.0%		$114,551,220

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $3,961,805, representing 3.5% of net assets.

bVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Senior Loan ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 5.3%
Airlines 0.9%
[a] Air Canada, 3.875%, 8/15/26	Canada	700,000	$669,214
[a] American Airlines, Inc., 8.50%, 5/15/29	United States	800,000	845,299
[a] American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	916,667	910,728
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	166,681	164,213
[a] United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	136,527

			2,725,981

Auto Parts & Equipment 0.1%
[a] Tenneco, Inc., 8.00%, 11/17/28	United States	300,000	256,398

Chemicals 0.2%
[a] ASP Unifrax Holdings, Inc., 5.25%, 9/30/28	United States	419,400	303,394
[a] SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	468,278

			771,672

Commercial Services & Supplies 0.3%
[a] MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	213,000	190,966
[a] WW International, Inc., 4.50%, 4/15/29	United States	900,000	590,980

			781,946

Communications Equipment 0.1%
[a] CommScope, Inc., 4.75%, 9/01/29	United States	288,500	193,972

Construction Materials 0.7%
[a] Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	361,679
[a] Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	900,000	920,358
[a] Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	700,000	736,593

			2,018,630

Containers & Packaging 0.1%
[a] Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%,
10/15/27	United States	400,000	374,250

Electric 0.2%
[a] Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	761,420

Electric Utilities 0.1%
[a] Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	425,311

Entertainment 0.3%
[a] International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	300,000	293,947
[a] Ontario Gaming GTA LP, 8.00%, 8/01/30	Canada	500,000	515,985

			809,932

Environmental Control 0.2%
[a] GFL Environmental, Inc., 3.50%, 9/01/28	Canada	600,000	555,033

Financial Services 0.3%
[a] Altice France SA, 5.125%, 7/15/29	France	500,000	389,680
[a] Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	300,000	280,091
[a] Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	183,641

			853,412

Insurance 0.6%
[a] Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	451,983
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
[a] 6.75%, 4/15/28	United States	900,000	921,289
[a] 7.00%, 1/15/31	United States	500,000	527,745

			1,901,017

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Media 0.2%
[a] Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27	United States	750,000	705,298
[a] Univision Communications, Inc., first lien, 5.125%, 2/15/25	United States	10,444	10,414

			715,712

Mining 0.2%
[a] Arsenal AIC Parent LLC, 8.00%, 10/01/30	United States	700,000	731,227

Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	146,524
[a] Weatherford International Ltd., 6.50%, 9/15/28	United States	37,600	38,943

			185,467

Packaging & Containers 0.4%
[a] Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26	United States	500,000	456,672
[a] Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26	United States	805,600	820,569

			1,277,241

Pharmaceuticals 0.2%
[a,b] Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.125%, 4/01/29	United States	925,000	592,851

Retail 0.1%
[a] Bausch & Lomb Escrow Corp., 8.375%, 10/01/28	United States	360,000	380,228

Total Corporate Bonds & Notes (Cost $16,678,125)			16,311,700

[c] Senior Floating Rate Interests 83.6%
Aerospace & Defense 2.2%
Dynasty Acquisition Co., Inc.,
2023 Term Loan B1, 9.356%, 8/24/28	United States	882,549	885,934
2023 Term Loan B2, 9.356%, 8/24/28	United States	378,235	379,686
Madison IAQ LLC, Term Loan, 8.721%, 6/21/28	United States	2,300,555	2,296,632
Peraton Corp., Term Loan B, 9.206%, 2/01/28	United States	3,291,791	3,304,135

			6,866,387

Air Freight & Logistics 1.5%
First Student Bidco, Inc.,
[d] 2022 Incremental Term Loan B, TBD, 7/21/28	United States	400,000	399,750
Term Loan C, 8.36%, 7/21/28	United States	436,415	434,143
Term Loan B, 8.61%, 7/21/28	United States	1,442,783	1,435,274
Kenan Advantage Group, Inc., 2021 Term Loan B1, 9.22%, 3/24/26	United States	2,235,994	2,231,891

			4,501,058

Automobile Manufacturers 0.6%
American Trailer World Corp., Term Loan B, 9.206%, 3/03/28	United States	1,895,532	1,862,625

Automotive Parts & Equipment 3.3%
Clarios Global LP, 2023 Incremental Term Loan, 9.106%, 5/06/30	United States	1,333,202	1,337,868
DexKo Global, Inc.,
2021 USD Term Loan B, 9.36%, 10/04/28	United States	1,279,477	1,274,679
2023 Incremental Term Loan, 9.598%, 10/04/28	United States	694,737	694,737
First Brands Group LLC,
2021 Term Loan, 10.881%, 3/30/27	United States	2,792,484	2,775,031
2022 Incremental Term Loan, 10.881%, 3/30/27	United States	1,143,348	1,136,923
RealTruck Group, Inc., 2021 Term Loan B, 8.97%, 1/31/28	United States	2,402,266	2,376,237
Tenneco, Inc., 2022 Term Loan B, 10.469%, 11/17/28	United States	758,115	670,981

			10,266,456

Building Products 1.6%
Allied Universal Holdco LLC,
2021 USD Incremental Term Loan B, 9.206%, 5/12/28	United States	1,735,937	1,731,441
2023 Term Loan B, 10.106%, 5/12/28	United States	1,097,250	1,099,735
Solis IV BV, USD Term Loan B1, 8.88%, 2/26/29	Netherlands	1,085,478	1,083,308
White Cap Buyer LLC, Term Loan B, 9.106%, 10/19/27	United States	964,534	967,750

			4,882,234

Capital Markets 1.9%
Citadel Securities LP, 2023 Term Loan B, 7.97%, 7/29/30	United States	2,477,194	2,485,964
Edelman Financial Center LLC, 2021 Term Loan B, 8.97%, 4/07/28	United States	2,063,043	2,068,531

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Jane Street Group LLC, 2021 Term Loan, 8.22%, 1/26/28	United States	1,402,471	1,410,072

			5,964,567

Casinos & Gaming 2.6%
Bally’s Corp., 2021 Term Loan B, 8.927%, 10/02/28	United States	2,160,005	2,053,041
Caesars Entertainment Corp., Term Loan B, 8.706%, 2/06/30	United States	1,066,764	1,071,015
Flutter Entertainment PLC, Term Loan B, 7.698%, 11/25/30	Ireland	1,289,256	1,294,091
Ontario Gaming GTA LP, Term Loan B, 9.598%, 8/01/30	Canada	181,928	182,935
Scientific Games Holdings LP, 2022 USD Term Loan B, 8.664%, 4/04/29	United States	2,062,614	2,065,966
Scientific Games International, Inc., 2022 USD Term Loan, 8.465%, 4/14/29	United States	1,296,535	1,302,207
Stars Group Holdings B.V. (The), 2022 USD Term Loan B, 8.863%, 7/22/28	Ireland	70,002	70,333

			8,039,588

Chemicals 4.0%
Arsenal AIC Parent LLC, Term Loan, 9.856%, 8/18/30	United States	676,773	680,580
Hexion Holdings Corp., 2022 USD Term Loan, 10.022%, 3/15/29	United States	1,576,000	1,518,311
INEOS Quattro Holdings UK Ltd, 2023 USD 1st Lien Term Loan B, 9.706%, 4/02/29	United States	2,190,320	2,179,369
LSF11 A5 Holdco LLC, Term Loan, 8.97%, 10/15/28	United States	1,542,045	1,547,835
Nouryon Finance BV, 2023 USD Term Loan B, 9.467%, 4/03/28	United States	1,218,106	1,224,385
PMHC II, Inc., 2022 Term Loan B, 9.807%, 4/23/29	United States	2,809,944	2,699,598
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 9.356%, 3/16/27	United States	1,967,342	1,973,027
Starfruit Finco BV, 2023 Term Loan B, 9.441%, 4/03/28	United States	505,274	507,800

			12,330,905

Commercial Services & Supplies 3.4%
Amentum Government Services Holdings LLC, 2022 Term Loan, 9.358%, 2/15/29	United States	2,595,867	2,601,708
[d] Foundever Worldwide Corp, 2021 USD Term Loan, 9.22%, 8/28/28	France	696,438	670,931
[d] GTCR W Merger Sub LLC, USD Term Loan B, TBD, 9/20/30	United States	1,921,739	1,932,549
MPH Acquisition Holdings LLC, 2021 Term Loan B, 9.90%, 9/01/28	United States	1,585,877	1,533,345
PECF USS Intermediate Holding III Corp., Term Loan B, 9.606% - 9.895%, 12/15/28	United States	1,614,971	1,268,673
Spin Holdco, Inc., 2021 Term Loan, 9.625%, 3/04/28	United States	2,740,403	2,419,392

			10,426,598

Communications Equipment 0.5%
CommScope, Inc., 2019 Term Loan B, 8.72%, 4/06/26	United States	1,554,379	1,394,084

Computer & Electronics Retail 1.3%
McAfee LLC, 2022 USD Term Loan B, 9.193%, 3/01/29	United States	2,922,719	2,918,466
Vision Solutions, Inc., 2021 Incremental Term Loan, 9.64%, 4/24/28	United States	1,075,146	1,068,696

			3,987,162

Construction Materials 0.9%
Cornerstone Building Brands, Inc., 2021 Term Loan B, 8.712%, 4/12/28	United States	1,364,195	1,366,896
Quikrete Holdings, Inc., 2023 Term Loan B, 8.22%, 3/19/29	United States	1,283,469	1,288,814

			2,655,710

Containers & Packaging 2.8%
Charter NEX U.S., Inc., 2021 Term Loan, 9.22%, 12/01/27	United States	3,123,231	3,141,299
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 10.476%, 2/12/26	Luxembourg	1,956,509	1,851,963
Mauser Packaging Solutions Holding Co., Term Loan B, 9.343%, 8/14/26	United States	696,500	700,031
Proampac PG Borrower LLC, 2023 Term Loan, 9.868% - 9.887%, 9/15/28	United States	1,540,741	1,545,556
Reynolds Group Holdings, Inc., 2021 Term Loan B, 8.72%, 9/24/28	United States	1,466,902	1,472,652

			8,711,501

Diversified Banks 0.6%
AqGen Island Holdings, Inc., Term Loan, 8.97%, 8/02/28	United States	1,929,302	1,927,855

Diversified Support Services 0.3%
[d] Forward Air Corporation, Term Loan B, TBD, 9/20/30	United States	1,000,000	950,830

Diversified Telecommunication Services 0.5%
Altice France SA, 2023 USD Term Loan B14, 10.894%, 8/15/28	France	1,164,607	1,049,602
Zayo Group Holdings, Inc., USD Term Loan, 8.47%, 3/09/27	United States	708,194	610,576

			1,660,178

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Electric Utilities 0.5%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B,
7.606%, 7/31/30	United States	1,296,750	1,298,533
Talen Energy Supply LLC,
2023 Term Loan C, 9.869%, 5/17/30	United States	39,788	40,070
2023 Term Loan B, 9.869%, 5/17/30	United States	281,728	283,724

			1,622,327

Electronic Equipment & Instruments 0.3%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.645%, 7/27/28	United States	1,381,036	988,304

Financial Services 0.9%
Asurion LLC,
2020 Term Loan B8, 8.72%, 12/23/26	United States	579,107	578,785
2021 Second Lien Term Loan B4, 10.72%, 1/20/29	United States	2,297,666	2,173,983
Go Daddy Operating Co. LLC, 2022 Term Loan B5, 7.856%, 11/09/29	United States	172,862	173,649

			2,926,417

Food Products 0.7%
Triton Water Holdings, Inc., Term Loan, 8.86%, 3/31/28	United States	2,101,517	2,085,756

Health Care Providers & Services 6.8%
ADMI Corp., [d] 2023 Term Loan B5, TBD, 12/23/27	United States	233,766	230,844
2021 Term Loan B2, 8.845%, 12/23/27	United States	746,017	706,851
2021 Incremental Term Loan B3, 9.22%, 12/23/27	United States	1,347,977	1,284,790
Charlotte Buyer, Inc., 1st Lien Term Loan, 10.607%, 2/11/28	United States	2,257,588	2,269,812
Gainwell Acquisition Corp., Term Loan B, 9.448%, 10/01/27	United States	3,257,177	3,175,747
Global Medical Response, Inc., 2017 Incremental Term Loan, 9.895%, 3/14/25	United States	498,687	393,132
ICON Luxembourg SARL, LUX Term Loan, 7.86%, 7/03/28	Luxembourg	935,362	939,894
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 8.706%, 11/01/28	United States	2,453,652	2,310,531
Medline Borrower LP, USD Term Loan B, 8.47%, 10/23/28	United States	1,627,240	1,637,281
National Mentor Holdings, Inc.,
2021 Term Loan C, 9.198%, 3/02/28	United States	29,688	27,121
2021 Term Loan, 9.206%, 3/02/28	United States	790,683	722,321
PRA Health Sciences, Inc., US Term Loan, 7.86%, 7/03/28	United States	233,046	234,175
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 10.179%, 7/09/25	United States	1,917,679	1,556,321
Star Parent, Inc., Term Loan B, 9.348%, 9/27/30	United States	1,966,667	1,948,367
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 9.707%, 10/01/28	United States	1,718,787	1,577,469
U.S. Radiology Specialists, Inc., 2020 Term Loan, 10.748%, 12/15/27	United States	1,864,488	1,852,052

			20,866,708

Health Care Services 1.3%
CHG Healthcare Services, Inc.,
2021 Term Loan, 8.72%, 9/29/28	United States	1,385,283	1,389,057
2023 Incremental Term Loan, 9.145%, 9/29/28	United States	1,092,683	1,096,212
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan,
9.47%, 12/18/28	United States	1,685,449	1,347,517
[d] Surgery Center Holdings, Inc., 2023 Term Loan, TBD, 12/19/30	United States	213,675	214,811

			4,047,597

Health Care Supplies 0.5%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 9.356%, 9/29/28	United States	1,596,000	1,597,995

Home Furnishings 0.6%
AI Aqua Merger Sub, Inc., [d] 2023 Incremental Term Loan, TBD, 7/31/28	United States	896,825	902,431
2021 1st Lien Term Loan B, 9.093%, 7/31/28	United States	911,125	912,956

			1,815,387

Hotels Restaurants & Leisure 1.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 9.356%, 1/27/29	United States	2,039,729	2,043,238
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8.22%, 8/02/28	United States	1,343,891	1,346,410

			3,389,648

Household Products 0.1%
Energizer Holdings, Inc., 2020 Term Loan, 7.721%, 12/22/27	United States	181,285	181,511

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Insurance 1.8%
Acrisure LLC,
2020 Term Loan B, 9.15%, 2/15/27	United States	1,501,999	1,501,601
2021 First Lien Term Loan B, 9.90%, 2/15/27	United States	239,860	240,910
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, 8.97%, 11/05/27	United States	855,904	857,508
AssuredPartners, Inc., 2020 Term Loan B, 8.97%, 2/12/27	United States	1,441,020	1,446,071
Asurion LLC,
2022 Term Loan B10, 9.456%, 8/19/28	United States	296,250	295,416
2023 Term Loan B11, 9.706%, 8/19/28	United States	1,168,611	1,166,110

			5,507,616

Insurance Brokers 1.5%
Acrisure LLC, 2023 Term Loan, 9.888%, 11/06/30	United States	300,000	301,125
AssuredPartners, Inc., 2023 Term Loan B4, 9.22%, 2/12/27	United States	1,014,080	1,019,332
HUB International Ltd.,
2022 Term Loan B, 9.369%, 11/10/29	United States	578,638	581,531
2023 Term Loan B, 9.662%, 6/20/30	United States	816,136	820,670
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 9.106%, 2/24/28	United States	1,959,728	1,968,165

			4,690,823

Interactive Media & Services 1.8%
Arches Buyer, Inc., 2021 Term Loan B, 8.706%, 12/06/27	United States	1,670,256	1,638,362
Hunter Holdco 3 Ltd., USD Term Loan B, 9.698%, 8/19/28	United States	995,152	994,322
MH Sub I LLC, 2023 Term Loan, 9.606%, 5/03/28	United States	2,797,611	2,755,646

			5,388,330

Investment Banking & Brokerage 0.4%
Aretec Group, Inc., 2023 Incremental Term Loan, 9.956%, 8/09/30	United States	1,245,147	1,245,994

IT Services 2.2%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.098%, 4/09/27	United States	1,144,529	1,135,945
Dun & Bradstreet Corp., 2023 Term Loan B, 8.205%, 2/06/26	United States	942,886	945,983
[d] Nuvei Technologies Corp., USD Term Loan, TBD, 12/19/30	Canada	1,162,544	1,163,817
Verscend Holding Corp., 2021 Term Loan B, 9.47%, 8/27/25	United States	3,636,433	3,653,088

			6,898,833

Leisure Equipment & Products 0.5%
Playtika Holding Corp., 2021 Term Loan, 8.22%, 3/13/28	United States	1,583,333	1,584,576

Machinery 0.8%
Vertical U.S. Newco, Inc., Term Loan B, 9.381%, 7/30/27	Germany	2,087,674	2,094,981
[d] Vertiv Group Corp., 2023 Term Loan B, TBD, 3/02/27	United States	494,118	496,373

			2,591,354

Media 5.9%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 8.474%, 4/22/26	United States	242,985	203,653
Cengage Learning, Inc., 2021 Term Loan B, 10.406%, 7/14/26	United States	2,192,664	2,202,388
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.145%, 8/21/26	United States	1,415,730	1,403,633
CSC Holdings LLC, 2017 Term Loan B1, 7.726%, 7/17/25	United States	2,152,107	2,122,526
Gray Television, Inc., 2021 Term Loan D, 8.457%, 12/01/28	United States	1,576,199	1,567,703
iHeartCommunications, Inc., 2020 Term Loan, 8.47%, 5/01/26	United States	1,100,000	953,629
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 9.985% - 10.22%, 7/28/28	United States	1,973,089	1,973,711
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 7.97%, 9/18/26	United States	891,791	893,325
Radiate Holdco LLC, 2021 Term Loan B, 8.72%, 9/25/26	United States	2,635,754	2,123,021
Univision Communications, Inc., 2021 First Lien Term Loan B, 8.72%, 3/15/26	United States	1,636,323	1,641,444
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 8.726%, 1/31/29	United States	2,470,000	2,470,136
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 8.22%, 5/18/25	United States	571,040	573,273

			18,128,442

Packaged Foods & Meats 0.5%
[d] Primary Products Finance LLC, Term Loan, TBD, 3/31/29	United States	1,071,983	1,075,527
Shearer’s Foods, Inc., 2021 Term Loan, 8.97%, 9/23/27	United States	397,949	399,011

			1,474,538

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Passenger Airlines 3.2%
Air Canada, 2021 Term Loan B, 9.139%, 8/11/28	Canada	1,930,739	1,939,032
American Airlines, Inc.,
2023 1st Lien Term Loan, 8.869%, 6/04/29	United States	1,900,000	1,906,451
2021 Term Loan, 10.427%, 4/20/28	United States	1,421,717	1,462,704
Kestrel Bidco, Inc., Term Loan B, 8.455%, 12/11/26	Canada	2,072,873	2,072,552
United Airlines, Inc., 2021 Term Loan B, 9.22%, 4/21/28	United States	2,445,044	2,457,269

			9,838,008

Personal Care Products 1.4%
Conair Holdings LLC, Term Loan B, 9.22%, 5/17/28	United States	2,030,558	1,996,719
Sunshine Luxembourg VII SARL, 2021 USD Term Loan B3, 8.948%, 10/01/26	Luxembourg	2,199,574	2,213,915

			4,210,634

Pharmaceuticals 2.5%
eResearchTechnology, Inc., 2020 1st Lien Term Loan, 9.97%, 2/04/27	United States	1,147,012	1,147,281
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.538%, 11/15/27	United States	1,097,143	1,098,514
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.97%, 5/05/28	United States	1,949,714	1,962,300
Organon & Co., USD Term Loan, 8.472%, 6/02/28	United States	1,282,196	1,287,010
Parexel International Corp, 2021 1st Lien Term Loan, 8.72%, 11/15/28	United States	1,565,661	1,576,817
Perrigo Investments LLC, Term Loan B, 7.706%, 4/20/29	United States	500,000	500,208

			7,572,130

Real Estate Management & Development 0.8%
Cushman & Wakefield U.S. Borrower LLC,
2020 Term Loan B, 8.22%, 8/21/25	United States	153,485	153,485
2023 Term Loan, 8.706%, 1/31/30	United States	298,500	296,821
2023 Term Loan B, 9.356%, 1/31/30	United States	1,859,888	1,862,213

			2,312,519

Research & Consulting Services 0.5%
KUEHG Corp., 2023 Term Loan, 10.348%, 6/12/30	United States	1,596,000	1,604,977

Retail REITs 1.0%
Great Outdoors Group LLC, 2021 Term Loan B1, 9.22%, 3/06/28	United States	1,647,706	1,649,766
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 8.86%, 3/03/28	United States	1,558,289	1,477,453

			3,127,219

Security & Alarm Services 0.5%
Prime Security Services Borrower LLC, 2023 Term Loan B, 7.841%, 10/14/30	United States	1,420,840	1,426,723

Semiconductor Materials & Equipment 0.9%
MKS Instruments, Inc., 2023 Term Loan B, 7.841%, 8/17/29	United States	2,656,596	2,667,275

Soft Drinks & Non-alcoholic Beverages 0.2%
Naked Juice LLC, Term Loan, 8.698%, 1/24/29	United States	551,201	534,478

Software 11.4%
Athenahealth Group, Inc., 2022 Term Loan B, 8.606%, 2/15/29	United States	3,156,609	3,147,140
Central Parent, Inc., 2023 Term Loan B, 9.348%, 7/06/29	United States	1,753,456	1,765,414
Cloud Software Group, Inc., 2022 USD Term Loan B, 9.948% - 9.99%, 3/30/29	United States	977,528	957,308
Cloudera, Inc., 2021 Term Loan, 9.206%, 10/08/28	United States	909,550	903,297
[d] ConnectWise LLC, 2021 Term Loan B, TBD, 9/29/28	United States	700,000	700,000
Cornerstone OnDemand, Inc., 2021 Term Loan, 9.22%, 10/16/28	United States	1,736,385	1,684,293
DCert Buyer, Inc.,
2019 Term Loan B, 9.356%, 10/16/26	United States	2,638,650	2,620,813
2021 2nd Lien Term Loan, 12.356%, 2/19/29	United States	1,000,000	915,000
Epicor Software Corp.,
2020 Term Loan, 8.72%, 7/30/27	United States	1,681,718	1,689,681
2023 Incremental Term Loan, 9.106%, 7/30/27	United States	465,116	469,767
Idera, Inc., 2021 Term Loan, 9.277%, 3/02/28	United States	2,268,003	2,260,916
Ivanti Software, Inc.,
2021 Add On Term Loan B, 9.668%, 12/01/27	United States	137,529	130,682
2021 Term Loan B, 9.907%, 12/01/27	United States	1,675,083	1,594,612
Mitchell International, Inc., 2021 Term Loan B, 9.40%, 10/15/28	United States	873,170	874,052
Navicure, Inc., 2019 Term Loan B, 9.47%, 10/22/26	United States	3,142,199	3,157,910
Polaris Newco LLC, USD Term Loan B, 9.47%, 6/02/28	United States	2,264,991	2,237,528

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B,
10.106%, 10/28/30	United States	1,600,000	1,611,832
[d] Project Boost Purchaser LLC, 2021 Incremental Term Loan, TBD, 5/30/26	United States	1,195,652	1,198,145
Quest Software U.S. Holdings, Inc., 2022 Term Loan, 9.550% - 9.783%, 2/01/29	United States	592,500	455,567
Rocket Software, Inc., 2023 USD Term Loan B, 10.106%, 11/28/28	United States	1,009,757	993,979
Roper Industrial Products Investment Co. LLC,
USD Term Loan, 9.348%, 11/22/29	United States	1,243,160	1,247,436
2023 USD Term Loan, 9.36%, 11/22/29	United States	91,724	92,040
Sovos Compliance LLC, 2021 Term Loan, 9.97%, 8/11/28	United States	2,316,466	2,293,301
Ultimate Software Group Inc (The),
2021 Term Loan, 8.764%, 5/04/26	United States	850,467	853,860
Term Loan B, 9.233%, 5/04/26	United States	592,304	594,448
2021 2nd Lien Term Loan, 10.764%, 5/03/27	United States	570,096	572,286

			35,021,307

Specialty Chemicals 0.2%
Ineos U.S. Finance LLC, 2022 USD Term Loan B, 9.206%, 11/08/27	United States	476,400	478,634

Specialty Retail 2.5%
IRB Holding Corp., 2022 Term Loan B, 8.456%, 12/15/27	United States	1,891,170	1,896,569
Michaels Companies, Inc., 2021 Term Loan B, 9.86%, 4/15/28	United States	1,967,424	1,640,831
PetSmart, Inc., 2021 Term Loan B, 9.206%, 2/11/28	United States	1,309,626	1,297,185
SRS Distribution, Inc.,
2022 Incremental Term Loan, 8.956%, 6/02/28	United States	78,153	78,276
2021 Term Loan B, 8.97%, 6/02/28	United States	368,117	369,192
Staples, Inc.,
Term Loan B2, 9.957%, 9/12/24	United States	600,000	600,999
7 Year Term Loan, 10.457%, 4/16/26	United States	1,123,369	1,067,852
Whatabrands LLC, 2021 Term Loan B, 8.47%, 8/03/28	United States	796,952	799,303

			7,750,207

Systems Software 0.4%
Barracuda Networks, Inc., 2022 Term Loan, 9.883%, 8/15/29	United States	1,391,229	1,362,104

Technology Hardware, Storage & Peripherals 1.1%
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 9.47%, 12/01/27	United States	3,510,572	3,528,423

Wireless Telecommunication Services 0.8%
CCI Buyer, Inc., Term Loan, 9.348%, 12/17/27	United States	2,371,792	2,368,400

Total Floating Rate Loans (Cost $258,569,287)			257,262,932

Asset-Backed Securities 0.6%
[a,e] BlueMountain CLO Ltd., Series 2018-3A, Class C, 7.84%, 10/25/30	United States	1,000,000	988,750
[a,e] LCM XVIII LP, Series 2018-A, Class CR, 7.527%, 4/20/31	United States	1,000,000	965,139

Total Asset-Backed Securities (Cost $1,996,875)			1,953,889

Total Investments before Short-Term Investments (Cost $277,244,287)			275,528,521

Short-Term Investments 13.2%
U.S. Government & Agency Securities 13.2%
[f] Federal Home Loan Bank Discount Notes, 01/2/24	United States	40,605,000	40,581,539

Total Short-Term Investments (Cost $40,599,135)			40,581,539

Total Investments (Cost $317,843,422) 102.7%			316,110,060

Other Assets, less Liabilities (2.7)%			(8,405,412)

Net Assets 100.0%			$307,704,648

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $18,119,065, representing 5.9% of net assets.

bDefaulted securities.

cThe coupon rate shown represents the rate at period end.

dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

fThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Abbreviations

Selected Portfolio

CLO	– Collateralized Loan Obligation

REIT	– Real Estate Investment Trust

TBD	– To Be Determined

USD	– Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Consolidated Schedule of Investments, December 31, 2023 (unaudited)

Franklin Systematic Style Premia ETF	Country	Shares	Value
Common Stocks 78.5%
Aerospace & Defense 1.0%
[a] CAE, Inc.	Canada	4,700	$101,941
[a] Rolls-Royce Holdings PLC	United Kingdom	92,262	352,494
Textron, Inc.	United States	2,413	194,054
TransDigm Group, Inc.	United States	677	684,853

			1,333,342

Air Freight & Logistics 1.2%
Deutsche Post AG	Germany	11,499	569,765
Expeditors International of Washington, Inc.	United States	1,730	220,056
FedEx Corp.	United States	2,965	750,056

			1,539,877

Automobiles 0.5%
Mazda Motor Corp.	Japan	8,300	89,694
Stellantis NV	United States	26,311	614,713

			704,407

Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA	Spain	68,781	625,003
Banco Santander SA	Spain	144,816	604,610
Barclays PLC	United Kingdom	187,722	368,008
BOC Hong Kong Holdings Ltd.	China	46,000	124,889
First Citizens BancShares, Inc., Class A	United States	125	177,371
NatWest Group PLC	United Kingdom	60,004	167,826
UniCredit SpA	Italy	3,308	89,765

			2,157,472

Beverages 0.3%
Asahi Group Holdings Ltd.	Japan	6,000	223,777
Coca-Cola HBC AG	Switzerland	2,398	70,463
Molson Coors Beverage Co., Class B	United States	2,329	142,558

			436,798

Biotechnology 5.8%
AbbVie, Inc.	United States	10,749	1,665,773
Amgen, Inc.	United States	5,167	1,488,199
[a] Biogen, Inc.	United States	1,618	418,690
Gilead Sciences, Inc.	United States	15,216	1,232,648
[a] Incyte Corp.	United States	2,122	133,240
[a] Neurocrine Biosciences, Inc.	United States	1,068	140,720
[a] Regeneron Pharmaceuticals, Inc.	United States	1,308	1,148,803
[a] United Therapeutics Corp.	United States	573	125,997
[a] Vertex Pharmaceuticals, Inc.	United States	3,140	1,277,635

			7,631,705

Broadline Retail 0.7%
eBay, Inc.	United States	6,513	284,097
Next PLC	United Kingdom	1,389	143,745
Wesfarmers Ltd.	Australia	13,943	542,679

			970,521

Building Products 0.7%
[a] Builders FirstSource, Inc.	United States	1,476	246,403
Cie de Saint-Gobain SA	France	5,182	381,582
Masco Corp.	United States	2,598	174,014
Owens Corning	United States	1,109	164,387

			966,386

Capital Markets 3.6%
3i Group PLC	United Kingdom	11,963	369,213
Ameriprise Financial, Inc.	United States	1,243	472,129

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Bank of New York Mellon Corp.	United States	7,324	381,214
Brookfield Corp.	Canada	2,053	82,752
Deutsche Bank AG	Germany	16,604	226,776
Hong Kong Exchanges & Clearing Ltd.	Hong Kong	15,100	518,252
KKR & Co., Inc.	United States	7,091	587,489
Partners Group Holding AG	Switzerland	252	363,187
SEI Investments Co.	United States	1,240	78,802
State Street Corp.	United States	3,851	298,299
T Rowe Price Group, Inc.	United States	2,535	272,994
UBS Group AG	Switzerland	37,027	1,148,226

			4,799,333

Chemicals 1.8%
CF Industries Holdings, Inc.	United States	2,146	170,607
Linde PLC	United States	2,300	944,633
LyondellBasell Industries NV, Class A	United States	3,206	304,826
Nitto Denko Corp.	Japan	1,700	127,217
Shin-Etsu Chemical Co. Ltd.	Japan	20,400	856,198

			2,403,481

Commercial Services & Supplies 0.9%
Brambles Ltd.	Australia	16,042	148,869
Cintas Corp.	United States	967	582,772
[a] Copart, Inc.	United States	8,983	440,167
TOPPAN Holdings, Inc.	Japan	2,600	72,571

			1,244,379

Communications Equipment 1.2%
Cisco Systems, Inc.	United States	27,833	1,406,123
[a] F5, Inc.	United States	689	123,317

			1,529,440

Construction Materials 0.7%
CRH PLC	Ireland	5,987	412,903
Heidelberg Materials AG	Germany	1,681	150,299
Holcim AG, Class B	United States	1,250	98,052
[a] James Hardie Industries PLC, CDI	Ireland	5,504	212,157

			873,411

Consumer Staples Distribution & Retail 2.4%
Albertsons Cos., Inc., Class A	United States	4,720	108,560
Alimentation Couche-Tard, Inc.	Canada	11,600	686,446
Carrefour SA	France	7,075	129,462
J Sainsbury PLC	United Kingdom	25,079	96,743
Kroger Co.	United States	8,362	382,227
Tesco PLC	United Kingdom	87,043	322,346
Walmart, Inc.	United States	9,283	1,463,465

			3,189,249

Containers & Packaging 0.1%
Packaging Corp. of America	United States	1,015	165,354

Diversified REITs 0.1%
Stockland	Australia	25,521	77,493

Diversified Telecommunication Services 1.8%
AT&T, Inc.	United States	32,588	546,827
BT Group PLC	United Kingdom	92,396	145,584
Deutsche Telekom AG	Germany	3,887	93,390
Verizon Communications, Inc.	United States	43,342	1,633,993

			2,419,794

Electric Utilities 1.1%
Chubu Electric Power Co., Inc.	Japan	7,600	98,194
CLP Holdings Ltd.	Hong Kong	20,500	169,203
Endesa SA	Spain	3,455	70,454
Enel SpA	Italy	92,028	684,163

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Kansai Electric Power Co., Inc.	Japan	7,700	102,244
Origin Energy Ltd.	Australia	19,538	112,920
Power Assets Holdings Ltd.	Hong Kong	21,000	121,694
Verbund AG	Austria	1,036	96,188

			1,455,060

Electrical Equipment 0.2%
Mitsubishi Electric Corp.	Japan	21,400	303,437

Electronic Equipment, Instruments & Components 0.1%
Jabil, Inc.	United States	1,441	183,583

Entertainment 0.1%
[a] Live Nation Entertainment, Inc.	United States	1,951	182,614

Financial Services 5.0%
[a] Berkshire Hathaway, Inc., Class B	United States	5,616	2,003,003
Equitable Holdings, Inc.	United States	4,939	164,469
[a] Fiserv, Inc.	United States	1,172	155,689
[a] FleetCor Technologies, Inc.	United States	786	222,131
Mastercard, Inc., Class A	United States	4,481	1,911,191
ORIX Corp.	Japan	13,300	250,566
Visa, Inc., Class A	United States	7,572	1,971,370

			6,678,419

Food Products 0.1%
Bunge Global SA	United States	1,856	187,363

Gas Utilities 0.2%
Hong Kong & China Gas Co. Ltd.	Hong Kong	125,000	95,729
Tokyo Gas Co. Ltd.	Japan	4,400	101,058

			196,787

Ground Transportation 1.6%
JB Hunt Transport Services, Inc.	United States	763	152,402
Old Dominion Freight Line, Inc.	United States	1,135	460,049
TFI International, Inc.	Canada	900	123,021
[a] Uber Technologies, Inc.	United States	22,487	1,384,525

			2,119,997

Health Care Equipment & Supplies 0.8%
[a] Align Technology, Inc.	United States	851	233,174
Cochlear Ltd.	Australia	804	163,853
Hoya Corp.	Japan	900	112,516
[a] IDEXX Laboratories, Inc.	United States	957	531,183

			1,040,726

Health Care Providers & Services 1.3%
[a] Centene Corp.	United States	6,659	494,165
Cigna Group	United States	1,934	579,136
HCA Healthcare, Inc.	United States	2,187	591,977
Universal Health Services, Inc., Class B	United States	737	112,348

			1,777,626

Health Care Technology 0.2%
[a] Veeva Systems, Inc., Class A	United States	1,637	315,155

Hotels, Restaurants & Leisure 2.0%
Aristocrat Leisure Ltd.	Australia	7,250	201,938
[a] Booking Holdings, Inc.	United States	432	1,532,399
Domino’s Pizza, Inc.	United States	395	162,831
[a] Expedia Group, Inc.	United States	1,673	253,945
Galaxy Entertainment Group Ltd.	Macau	14,000	78,439
[a] Royal Caribbean Cruises Ltd.	United States	3,010	389,765

			2,619,317

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Household Durables 0.3%
Panasonic Holdings Corp.	Japan	24,300	240,708
PulteGroup, Inc.	United States	1,755	181,151

			421,859

Household Products 0.1%
Procter & Gamble Co.	United States	1,273	186,545

Independent Power Producers & Energy Traders 0.1%
Vistra Corp.	United States	4,104	158,086

Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd., Class A	United Kingdom	34,000	182,223
Jardine Matheson Holdings Ltd.	Hong Kong	2,500	103,025

			285,248

Industrial REITs 0.3%
Goodman Group	Australia	21,334	368,298

Insurance 4.6%
Aflac, Inc.	United States	6,938	572,385
Ageas SA	Belgium	2,398	104,130
AIA Group Ltd.	Hong Kong	142,800	1,244,474
American International Group, Inc.	United States	8,725	591,119
[a] Arch Capital Group Ltd.	United States	4,263	316,613
Assicurazioni Generali SpA	Italy	11,421	241,033
Everest Group Ltd.	United States	486	171,840
Fairfax Financial Holdings Ltd.	Canada	300	278,138
Fidelity National Financial, Inc.	United States	3,171	161,784
Great-West Lifeco, Inc.	Canada	4,100	136,377
Hartford Financial Services Group, Inc.	United States	3,760	302,229
iA Financial Corp., Inc.	Canada	1,200	82,205
Manulife Financial Corp.	Canada	21,800	484,077
Medibank Pvt Ltd.	Australia	34,128	82,903
MetLife, Inc.	United States	5,570	368,344
MS&AD Insurance Group Holdings, Inc.	Japan	4,800	188,827
Power Corp. of Canada	Canada	7,200	206,892
QBE Insurance Group Ltd.	Australia	18,604	188,005
Sun Life Financial, Inc.	Canada	7,200	375,234

			6,096,609

Interactive Media & Services 2.8%
[a] Alphabet, Inc., Class C	United States	8,105	1,142,238
[a] Meta Platforms, Inc., Class A	United States	7,222	2,556,299

			3,698,537

IT Services 2.0%
Accenture PLC, Class A	United States	4,978	1,746,830
[a] CGI, Inc., Class A	Canada	2,600	279,895
Cognizant Technology Solutions Corp., Class A	United States	6,133	463,226
NEC Corp.	Japan	2,700	159,916

			2,649,867

Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	United States	708	98,433
[a] Charles River Laboratories International, Inc.	United States	628	148,459
Danaher Corp.	United States	1,019	235,736
[a] IQVIA Holdings, Inc.	United States	2,256	521,993
[a] Mettler-Toledo International, Inc.	United States	246	298,388
West Pharmaceutical Services, Inc.	United States	840	295,781

			1,598,790

Machinery 0.9%
Komatsu Ltd.	Japan	10,200	266,829
PACCAR, Inc.	United States	5,862	572,424
Snap-on, Inc.	United States	602	173,882

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Techtronic Industries Co. Ltd.	Hong Kong	17,000	202,579

			1,215,714

Media 1.0%
Comcast Corp., Class A	United States	28,793	1,262,573

Metals & Mining 2.1%
ArcelorMittal SA	Luxembourg	6,273	177,914
BHP Group Ltd.	Australia	8,445	290,485
BlueScope Steel Ltd.	Australia	5,003	79,883
Fortescue Ltd.	Australia	20,891	413,679
Glencore PLC	Australia	13,912	83,727
JFE Holdings, Inc.	Japan	5,200	80,685
Kinross Gold Corp.	Canada	18,900	114,954
Nippon Steel Corp.	Japan	9,600	219,946
Nucor Corp.	United States	2,884	501,931
Reliance Steel & Aluminum Co.	United States	661	184,869
Rio Tinto Ltd.	Australia	4,613	427,014
Steel Dynamics, Inc.	United States	1,820	214,942

			2,790,029

Multi-Utilities 0.5%
Centrica PLC	United Kingdom	79,510	142,562
E.ON SE	Germany	25,477	341,939
Engie SA	France	12,293	216,158

			700,659

Oil, Gas & Consumable Fuels 4.2%
APA Corp.	United States	3,398	121,920
ARC Resources Ltd.	Canada	7,000	104,421
BP PLC	United Kingdom	121,848	724,079
Eni SpA	Italy	26,197	444,149
EOG Resources, Inc.	United States	6,998	846,408
HF Sinclair Corp.	United States	2,262	125,699
Imperial Oil Ltd.	Canada	2,400	137,382
Inpex Corp.	Japan	10,100	136,441
Marathon Petroleum Corp.	United States	4,920	729,931
OMV AG	Austria	1,609	70,687
Ovintiv, Inc.	United States	3,201	140,588
Phillips 66	United States	5,464	727,477
Repsol SA	Spain	10,803	160,506
Shell PLC	Netherlands	2,489	81,593
Suncor Energy, Inc.	Canada	16,200	521,531
Valero Energy Corp.	United States	4,345	564,850

			5,637,662

Personal Care Products 1.1%
L’Oreal SA	France	2,969	1,478,000

Pharmaceuticals 0.3%
Otsuka Holdings Co. Ltd.	Japan	5,700	213,841
Viatris, Inc.	United States	14,847	160,793

			374,634

Professional Services 1.1%
Adecco Group AG	Switzerland	2,411	118,222
Recruit Holdings Co. Ltd.	Japan	15,500	655,600
Robert Half, Inc.	United States	1,313	115,439
SS&C Technologies Holdings, Inc.	United States	2,726	166,586
Verisk Analytics, Inc.	United States	1,594	380,743

			1,436,590

Real Estate Management & Development 0.4%
CK Asset Holdings Ltd.	Hong Kong	24,000	120,483
Daiwa House Industry Co. Ltd.	Japan	7,300	221,206
Sun Hung Kai Properties Ltd.	Hong Kong	18,000	194,671

			536,360

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Residential REITs 0.2%
AvalonBay Communities, Inc.	United States	1,461	273,528

Retail REITs 0.4%
Simon Property Group, Inc.	United States	3,684	525,486

Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc.	United States	326	363,898
Infineon Technologies AG	Germany	11,308	472,174
[a] Renesas Electronics Corp.	Japan	14,600	263,976
STMicroelectronics NV	Switzerland	8,427	421,181

			1,521,229

Software 10.0%
[a] Adobe, Inc.	United States	2,843	1,696,134
[a] Autodesk, Inc.	United States	2,622	638,405
Bentley Systems, Inc., Class B	United States	2,207	115,161
[a] Cadence Design Systems, Inc.	United States	3,254	886,292
Constellation Software, Inc.	Canada	200	498,297
[a] Dropbox, Inc., Class A	United States	3,877	114,294
[a] Dynatrace, Inc.	United States	3,064	167,570
[a] Fair Isaac Corp.	United States	305	355,023
Intuit, Inc.	United States	2,783	1,739,459
[a] Manhattan Associates, Inc.	United States	760	163,643
Microsoft Corp.	United States	4,784	1,798,975
Open Text Corp.	Canada	3,900	164,713
Oracle Corp.	United States	14,460	1,524,518
[a] PTC, Inc.	United States	1,454	254,392
[a] Salesforce, Inc.	United States	2,096	551,541
[a] ServiceNow, Inc.	United States	2,284	1,613,623
[a] Splunk, Inc.	United States	657	100,094
[a] Synopsys, Inc.	United States	1,814	934,047

			13,316,181

Specialized REITs 0.6%
Gaming & Leisure Properties, Inc.	United States	2,970	146,570
Iron Mountain, Inc.	United States	3,275	229,184
VICI Properties, Inc.	United States	11,259	358,937

			734,691

Specialty Retail 3.1%
Best Buy Co., Inc.	United States	2,215	173,390
Home Depot, Inc.	United States	3,657	1,267,333
Lowe’s Cos., Inc.	United States	6,491	1,444,572
TJX Cos., Inc.	United States	13,002	1,219,718

			4,105,013

Technology Hardware, Storage & Peripherals 0.4%
Dell Technologies, Inc., Class C	United States	2,898	221,697
Hewlett Packard Enterprise Co.	United States	14,498	246,176

			467,873

Textiles, Apparel & Luxury Goods 0.3%
[a] Deckers Outdoor Corp.	United States	297	198,524
Pandora AS	Denmark	984	136,073

			334,597

Trading Companies & Distributors 1.8%
ITOCHU Corp.	Japan	14,400	589,054
Marubeni Corp.	Japan	17,400	275,045
Mitsubishi Corp.	Japan	38,700	618,602
Mitsui & Co. Ltd.	Japan	13,800	518,601
Sumitomo Corp.	Japan	12,100	264,006
Toyota Tsusho Corp.	Japan	2,600	153,219

			2,418,527

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Water Utilities 0.1%
Essential Utilities, Inc.	United States	1,656	61,852

Wireless Telecommunication Services 0.1%
Vodafone Group PLC	United Kingdom	192,054	167,856

Total Common Stocks (Cost $88,486,082)			104,325,419

Warrant 0.0%†
Software 0.0%†
[a,b] Constellation Software, Inc.	Canada	100	—

Total Investments before Short-Term Investments (Cost $88,486,082)			104,325,419

Short-Term Investments 13.1%
Money Market Funds 13.1%
[c] State Street Institutional U.S. Government Money Market Fund, 5.32%	United States	17,460,931	17,460,931

Total Short-Term Investments (Cost $17,460,931)			17,460,931

Total Investments (Cost $105,947,013) 91.6%			121,786,350

Other Assets, less Liabilities 8.4%			11,131,696

Net Assets 100.0%			$132,918,046

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cRate shown is one-day yield as of the end of the reporting period.

At December 31, 2023, the Fund had the following total return swap contracts outstanding.

Total Return Swaps Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts Equity Contracts - Short
MSFTLSSP	1-month USD LIBOR	USD	MSCS	January 11, 2024	77,253	(636,108)

At December 31, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	5,429,416	$3,657,836	3/20/24	$ —	$ (55,511)
Brazilian Real	MSCO	Buy	19,709,515	3,978,104	3/20/24	49,981	—
Czech Koruna	MSCO	Sell	127,522,097	5,666,893	3/20/24	—	(27,291)
Euro	MSCO	Buy	618,596	677,709	3/20/24	7,739	—
Great British Pound	MSCO	Buy	4,167,004	5,270,614	3/20/24	43,507	—
Hungarian Forint	MSCO	Buy	1,866,177,738	5,304,100	3/20/24	43,436	—
Israeli Shekel	MSCO	Sell	12,533,771	3,434,778	3/20/24	—	(53,899)
Mexican Peso	MSCO	Buy	26,251,521	1,498,319	3/20/24	32,639	—
New Zealand Dollar	MSCO	Sell	9,656,578	6,002,741	3/20/24	—	(112,436)
Norwegian Krone	MSCO	Sell	17,541,947	1,662,212	3/20/24	—	(68,056)
Polish Zloty	MSCO	Buy	1,370,463	345,404	3/20/24	2,752	—
South African Rand	MSCO	Buy	36,704,846	1,964,842	3/20/24	28,844	—
South Korean Won	MSCO	Sell	1,194,411,586	926,400	3/20/24	—	(5,167)
Swedish Krona	MSCO	Buy	59,824,693	5,848,381	3/20/24	105,804	—

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Forward Exchange Contracts (continued)

OTC Forward Exchange Contracts (continued)
Swiss Franc	MSCO	Buy	622,112	$ 722,127	3/20/24	$ 22,841	$ —
Japanese Yen	MSCO	Buy	285,996,785	2,052,394	3/21/24	480	—

Total Forward Exchange Contracts						$338,023	$(322,360)

Net unrealized appreciation (depreciation)							$ 15,663

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts
Brent Crude, January	Long	28	$ 2,157,120	1/31/24	$ 4,762
Cocoa, March	Long	100	4,196,000	3/13/24	154,203
Coffee ’C’, March	Long	11	776,737	3/18/24	(17,751)
Gasoline Rbob, January	Long	7	619,252	1/31/24	(1,487)
Low Sulphur Gasoil, February	Long	10	742,250	2/12/24	(8,417)
NY Harbor ULSD, January	Long	7	743,497	1/31/24	(14,784)
Soybean Oil, March	Long	1	28,908	3/14/24	(1,437)
Sugar No. 11, February	Long	28	645,389	2/29/24	(202,042)
Copper, March	Short	7	680,838	3/26/24	1,717
Corn, March	Short	147	3,463,688	3/14/24	117,396
Cotton No.2 March	Short	18	729,000	3/06/24	(2,798)
Lean Hogs, February	Short	51	1,386,690	2/14/24	158,497
Live Cattle, February	Short	11	741,400	2/29/24	(2,298)
Natural Gas, January	Short	107	2,689,980	1/29/24	(220,324)
Silver, March	Short	18	2,167,740	3/26/24	(45,034)
Soybean Meal, March	Short	17	656,200	3/14/24	11,919
Soybean, March	Short	22	1,427,800	3/14/24	37,447
Wheat, March	Short	23	722,200	3/14/24	(12,143)
Index Contracts
Canada 10 Year Bond	Long	28	2,636,918	3/19/24	12,163
DAX Index	Long	5	2,335,368	3/15/24	(35,110)
Euro-BTP	Long	81	10,661,144	3/07/24	272,813
FTSE/MIB Index	Long	41	6,911,580	3/15/24	(46,285)
IBEX 35 Index	Long	129	14,372,822	1/19/24	(184,484)
OMXS30 Index	Long	81	1,929,988	1/19/24	20,628
SPI 200 Index	Long	55	7,116,482	3/21/24	203,330
U.S. Treasury 10 Year Note	Long	129	14,562,891	3/19/24	528,886
Australian 10 Year Bond	Short	86	6,846,187	3/15/24	(91,448)
CAC 40 10 Euro	Short	69	5,758,486	1/19/24	84,294
Euro-Bund	Short	60	9,094,805	3/07/24	(194,265)
Euro-OAT	Short	72	10,459,623	3/07/24	(88,683)
FTSE 100 Index	Short	23	2,274,236	3/15/24	(6,183)
FTSE/JSE Africa Top40 Index	Short	298	11,633,203	3/20/24	(316,790)
Hang Seng Index	Short	29	3,181,308	1/30/24	(97,387)
Long Gilt	Short	43	5,626,902	3/26/24	(369,517)
Mex Bolsa Index	Short	340	11,750,875	3/15/24	(106,973)
S&P/TSX 60 Index	Short	10	1,926,892	3/14/24	(65,361)
Equity Contracts
S&P 500 E-Mini	Long	33	7,953,000	3/15/24	69,936

Total Futures Contracts					$(453,010)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of December 31, 2023, expiration date 01/22/24:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 2.45%
Aptiv PLC	United States	(3,735)	$(337,905)
Lear Corp.	United States	(764)	(108,312)
Porsche Automobil Holding SE	Germany	(2,023)	(104,267)
Renault SA	France	(2,561)	(105,645)
Rivian Automotive, Inc.	United States	(8,822)	(207,670)
Tesla, Inc.	United States	(4,190)	(1,060,824)

			(1,924,623)

Banks 11.77%
Bank of America Corp.	United States	(32,293)	(1,094,087)
Bank of Ireland Group PLC	Ireland	(13,994)	(128,866)
Bank of Montreal	Canada	(9,400)	(931,553)
Citizens Financial Group, Inc.	United States	(6,306)	(211,692)
Commonwealth Bank of Australia	Australia	(14,319)	(1,103,087)
DNB Bank ASA	Norway	(12,387)	(261,397)
Fifth Third Bancorp	United States	(9,072)	(315,706)
FinecoBank Banca Fineco SpA	Italy	(7,730)	(116,106)
Huntington Bancshares, Inc.	United States	(19,189)	(245,811)
KeyCorp	United States	(12,361)	(179,729)
M&TBankCorp.	United States	(2,174)	(300,860)
National Australia Bank Ltd.	Australia	(41,345)	(871,648)
PNC Financial Services Group, Inc.	United States	(5,291)	(823,438)
Regions Financial Corp.	United States	(12,499)	(244,356)
Resona Holdings, Inc.	Japan	(27,900)	(141,584)
Skandinaviska Enskilda Banken AB, A	Sweden	(20,868)	(289,634)
Svenska Handelsbanken AB, A	Sweden	(19,173)	(210,131)
Swedbank AB	Sweden	(11,208)	(227,200)
Truist Financial Corp.	United States	(17,676)	(659,138)
US Bancorp	United States	(20,304)	(885,864)

			(9,241,887)

Capital Goods 10.55%
3M Co.	United States	(4,099)	(449,619)
AECOM	United States	(1,728)	(160,548)
Alfa Laval AB	Sweden	(3,828)	(155,697)
Ashtead Group PLC	United Kingdom	(3,212)	(223,544)
Assa Abloy AB, B	Sweden	(13,187)	(383,283)
Atlas Copco AB	Sweden	(20,544)	(306,610)
Atlas Copco AB, A	Sweden	(35,350)	(612,849)
Epiroc AB, A	Sweden	(8,887)	(180,061)
Epiroc AB, B	Sweden	(5,250)	(92,653)
FANUC Corp.	Japan	(12,000)	(357,713)
Ferrovial SE	United States	(6,852)	(249,820)
Honeywell International, Inc	United States	(4,845)	(1,013,429)
IDEX Corp.	United States	(988)	(214,455)
IMCD NV	Netherlands	(750)	(130,767)
Indutrade AB	Sweden	(3,584)	(94,480)
Kone Oyj	Finland	(4,588)	(227,297)
L3Harris Technologies, Inc.	United States	(2,280)	(480,898)
Nibe Industrier AB	Sweden	(19,565)	(139,688)
NIDEC Corp	Japan	(5,300)	(215,995)
Northrop Grumman Corp.	United States	(1,735)	(807,955)
Sandvik AB	Sweden	(13,982)	(306,057)
Siemens Energy AG	Germany	(7,098)	(93,016)
SKF AB, B	Sweden	(4,516)	(91,908)
Spirax-Sarco Engineering PLC	United Kingdom	(965)	(129,515)
Stanley Black & Decker, Inc.	United States	(2,044)	(202,560)
Vestas Wind Systems A/S	Denmark	(13,614)	(436,102)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Volvo AB	Sweden	(19,963)	(524,753)

			(8,281,272)

Commercial & Professional Services 2.36%
CoStar Group, Inc.	United States	(5,181)	(455,980)
Equifax, Inc.	United States	(1,555)	(388,143)
Teleperformance ORD EUR2.5	France	(748)	(111,396)
Waste Connections, Inc.	Canada	(2,900)	(431,578)
Wolters Kluwer NV	Netherlands	(3,303)	(469,706)

			(1,856,803)

Consumer Discretionary Distribution & Retail 2.29%
Burlington Stores Inc	United States	(858)	(169,069)
CarMax, Inc.	United States	(2,124)	(165,332)
Etsy, Inc.	United States	(1,529)	(125,256)
H & M AB, B	Sweden	(8,418)	(149,154)
Prosus NV	China	(18,509)	(549,851)
Rakuten Group, Inc.	Japan	(19,700)	(81,655)
Target Corp.	United States	(3,893)	(554,908)

			(1,795,225)

Consumer Durables & Apparel 1.67%
Hasbro, Inc.	United States	(1,751)	(90,124)
Kering SA	France	(999)	(441,834)
Puma SE	Germany	(1,424)	(79,862)
Sony Group Corp.	Japan	(6,500)	(617,038)
VF Corp.	United States	(4,389)	(83,654)

			(1,312,512)

Consumer Services 1.44%
Caesars Entertainment, Inc.	United States	(2,866)	(137,052)
Delivery Hero SE	South Korea	(2,378)	(64,438)
Entain PLC	United Kingdom	(8,406)	(106,958)
Evolution AB	Sweden	(2,430)	(293,211)
Flutter Entertainment PLC	Australia	(2,346)	(416,856)
Vail Resorts, Inc.	United States	(501)	(109,333)

			(1,127,848)

Consumer Staples Distribution & Retail 1.33%
Dollar General Corp.	United States	(2,961)	(401,363)
Dollar Tree, Inc.	United States	(2,678)	(381,053)
Walgreens Boots Alliance, Inc.	United States	(9,826)	(261,372)

			(1,043,788)

Energy 3.39%
Enbridge, Inc.	Canada	(27,600)	(998,594)
Kinder Morgan, Inc.	United States	(26,920)	(476,215)
Neste Oyj	Finland	(5,638)	(202,991)
ONEOK, Inc.	United States	(1,149)	(81,028)
Pembina Pipeline Corp.	Canada	(7,200)	(248,654)
TC Energy Corp.	Canada	(13,400)	(526,488)
Texas Pacific Land Corp.	United States	(81)	(129,448)

			(2,663,418)

Equity Real Estate Investment Trusts (REITs) 5.58%
Alexandria Real Estate Equities, Inc.	United States	(2,193)	(282,678)
Boston Properties, Inc.	United States	(1,989)	(143,109)
Camden Property Trust	United States	(1,428)	(143,414)
Essex Property Trust, Inc.	United States	(852)	(215,343)
Extra Space Storage Inc.	United States	(2,756)	(446,913)
Healthpeak Properties, Inc.	United States	(7,291)	(147,132)
Invitation Homes, Inc.	United States	(8,106)	(281,278)
Kimco Realty Corp	United States	(8,226)	(179,327)
Realty Income Corp.	United States	(9,365)	(548,602)
SBA Communications Corp. REIT	United States	(1,457)	(370,442)
Segro PLC	United Kingdom	(15,308)	(175,387)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Sun Communities, Inc.	United States	(1,638)	(221,343)
UDR, Inc.	United States	(4,222)	(163,687)
Ventas, Inc.	United States	(5,224)	(266,163)
Welltower, Inc.	United States	(6,658)	(606,943)
WP Carey, Inc.	United States	(2,841)	(186,597)

			(4,378,358)

Financial Services 6.86%
Adyen NV	Netherlands	(281)	(364,991)
Ally Financial, Inc.	United States	(3,629)	(127,451)
Annaly Capital Management, Inc.	United States	(6,372)	(126,675)
ASX Ltd.	Australia	(2,560)	(110,927)
Charles Schwab Corp.	United States	(15,691)	(1,091,309)
Coinebase Global, Inc., A	United States	(2,424)	(451,737)
Edenred SE	France	(1,719)	(103,202)
EQT AB	Sweden	(4,724)	(135,405)
Euronext NV	Netherlands	(1,098)	(96,392)
Fidelity National Information Services, Inc.	United States	(7,875)	(478,800)
Groupe Bruxelles Lambert SA	Belgium	(1,175)	(92,778)
Investor AB, B	Sweden	(22,782)	(531,081)
Jack Henry & Associates, Inc.	United States	(960)	(157,325)
S&P Global, Inc.	United States	(2,103)	(929,190)
Square, Inc., A	United States	(7,396)	(588,056)

			(5,385,319)

Food, Beverage & Tobacco 2.38%
Barry Callebaut AG	Switzerland	(46)	(77,496)
Darling Ingredients, Inc.	United States	(2,139)	(107,421)
Heineken NV	Netherlands	(3,767)	(384,207)
Hormel Foods Corp.	United States	(3,905)	(124,726)
Kerry Group PLC	Ireland	(2,115)	(183,395)
Keurig Dr Pepper, Inc.	United States	(11,693)	(389,962)
Mowi ASA	Norway	(6,198)	(110,197)
Pernod Ricard SA	France	(1,648)	(293,379)
Tyson Foods, Inc.	United States	(3,756)	(201,584)

			(1,872,367)

Health Care Equipment & Services 4.79%
Baxter International, Inc.	United States	(6,487)	(251,696)
Coloplast A/S	Denmark	(1,867)	(215,191)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(7,895)	(118,705)
Henry Schein, Inc.	United States	(1,703)	(129,530)
Insulet Corp.	United States	(929)	(203,851)
Laboratory Corp of America Holdings	United States	(1,174)	(266,568)
Medtronic PLC	United States	(12,500)	(1,034,125)
Quest Diagnostics, Inc.	United States	(1,459)	(200,846)
Ramsay Health Care Ltd.	Australia	(2,387)	(85,663)
ResMed, Inc.	United States	(1,938)	(335,274)
UnitedHealth Group, Inc.	United States	(1,749)	(918,050)

			(3,759,499)

Household & Personal Products 0.26%
Essity AB, B	Sweden	(8,100)	(202,865)

Insurance 3.09%
ASR Nederland NV	Netherlands	(2,099)	(99,466)
Cincinnati Financial Corp.	United States	(2,030)	(209,882)
Markel Corp.	United States	(161)	(227,318)
NN Group NV	Netherlands	(3,293)	(131,141)
Progressive Corp.	United States	(5,789)	(916,630)
Sampo Oyj	Finland	(5,984)	(262,997)
The Allstate Corp.	United States	(3,387)	(473,570)
Tryg A/S	Denmark	(4,623)	(101,287)

			(2,422,291)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Materials 6.61%
Albemarle Corp.	United States	(1,584)	(236,697)
Anglo American PLC	United Kingdom	(16,735)	(424,164)
Antofagasta PLC	United Kingdom	(5,178)	(112,905)
Ball Corp.	United States	(4,182)	(242,347)
Boliden AB	Sweden	(3,633)	(115,836)
Chr. Hansen Holding A/S	Denmark	(1,394)	(117,680)
Cleveland-Cliffs Inc.	United States	(6,746)	(140,452)
Covestro AG	Germany	(2,601)	(152,630)
Croda International PLC	United Kingdom	(1,857)	(120,324)
FMC Corp.	United States	(1,667)	(105,538)
Freeport-McMoRan, Inc.	United States	(14,301)	(615,229)
Givaudan SA	Switzerland	(118)	(485,770)
International Flavors & Fragrances, Inc.	United States	(3,381)	(276,735)
Mineral Resources Ltd.	Australia	(2,376)	(115,685)
Newmont Corp.	United States	(15,460)	(644,682)
Norsk Hydro ASA	Norway	(17,854)	(120,917)
Novozymes A/S	Denmark	(2,700)	(149,326)
SIG Group AG	Switzerland	(3,944)	(90,589)
South32 Ltd.	Australia	(61,543)	(141,020)
Stora Enso Oyj	Finland	(7,717)	(108,198)
Sumitomo Metal Mining Co. Ltd.	Japan	(3,100)	(94,543)
Svenska Cellulosa AB	Sweden	(8,049)	(122,838)
Symrise AG	Germany	(1,753)	(192,499)
UPM-Kymmene OYJ	Finland	(6,921)	(264,556)

			(5,191,160)

Media & Entertainment 4.86%
Charter Communications, Inc., A	United States	(1,272)	(499,120)
Informa PLC	United Kingdom	(18,108)	(179,118)
Liberty Broadband Corp.	United States	(1,571)	(127,361)
Match Group, Inc.	United States	(3,539)	(129,987)
Paramount Global, B	United States	(6,760)	(102,414)
ROBLOX Corp.	United States	(5,718)	(265,487)
Roku Inc.	United States	(1,662)	(156,394)
Sea Ltd. ADR	Singapore	(5,000)	(201,800)
Snap, Inc.	United States	(12,398)	(211,386)
Take-Two Interactive Software Inc.	United States	(2,288)	(369,443)
The Walt Disney Co.	United States	(10,895)	(984,908)
Vivendi SA	France	(8,787)	(94,247)
Warner Bros Discovery Inc.	United States	(30,663)	(358,451)
WPP PLC	United Kingdom	(14,089)	(135,297)

			(3,815,413)

Pharmaceuticals, Biotechnology & Life Sciences 6.99%
Alnylam Pharmaceuticals, Inc.	United States	(1,586)	(310,396)
Argenx SE	Netherlands	(798)	(307,607)
AstraZeneca PLC	United Kingdom	(7,397)	(998,817)
Bayer AG	Germany	(8,734)	(324,838)
BioMarin Pharmaceutical, Inc.	United States	(2,263)	(219,805)
Catalent, Inc.	United States	(2,358)	(107,383)
Daiichi Sankyo Co. Ltd.	Japan	(24,000)	(659,555)
Eisai Co. Ltd.	Japan	(3,300)	(165,076)
Eurofins Scientific SE	Luxembourg	(1,800)	(118,260)
Illumina, Inc.	United States	(2,028)	(288,240)
Johnson & Johnson	United States	(5,959)	(933,060)
Merck KGaA	Germany	(1,678)	(265,642)
Moderna Inc.	United States	(4,228)	(417,684)
Roche Holding AG	Switzerland	(418)	(129,046)
Sartorius Stedim Biotech	France	(357)	(95,033)
UCB SA	Belgium	(1,684)	(146,920)

			(5,487,362)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Real Estate Management & Development 0.24%
CapitaLand Investment Ltd.	Singapore	(34,900)	(82,177)
Swiss Prime Site AG	Switzerland	(1,009)	(108,157)

			(190,334)

Semiconductors & Semiconductor Equipment 7.34%
Advanced Micro Devices Inc.	United States	(7,474)	(1,111,832)
ASM International NV	Netherlands	(619)	(327,698)
ASML Holding NV	Netherlands	(1,413)	(1,076,319)
Enphase Energy, Inc.	United States	(1,810)	(243,970)
Entegris, Inc.	United States	(1,947)	(236,424)
First Solar, Inc.	United States	(1,348)	(233,501)
Lattice Semiconductor Corp.	United States	(1,777)	(126,078)
Marvell Technology, Inc.	United States	(11,174)	(684,966)
Micron Technology, Inc.	United States	(12,913)	(1,110,518)
Monolithic Power Systems, Inc.	United States	(570)	(360,366)
Qorvo, Inc.	United States	(1,262)	(144,095)
Texas Instruments Inc.	United States	(620)	(106,467)

			(5,762,234)

Software & Services 4.27%
Aspen Technology, Inc.	United States	(384)	(84,718)
BILL Holdings, Inc.	United States	(1,287)	(107,246)
Cloudflare, Inc., A	United States	(3,695)	(312,892)
Dassault Systemes SE	France	(8,587)	(422,076)
EPAM Systems, Inc.	United States	(724)	(216,324)
NortonLifeLock, Inc.	United States	(6,973)	(160,239)
Okta Inc., A	United States	(2,048)	(187,044)
Shopify Inc., A	Canada	(7,300)	(579,228)
Snowflake, Inc.	United States	(3,694)	(743,344)
Twilio, Inc., A	United States	(2,169)	(167,382)
Unity Software, Inc.	United States	(3,356)	(143,234)
Zoom Video Communications, Inc., A	United States	(3,142)	(229,649)

			(3,353,376)

Technology Hardware & Equipment 5.10%
Apple, Inc.	United States	(5,188)	(1,004,293)
Corning, Inc.	United States	(10,552)	(323,208)
Halma PLC	United Kingdom	(4,962)	(145,422)
Hexagon AB	Sweden	(27,514)	(333,485)
Keyence Corp.	Japan	(2,300)	(1,022,385)
NetApp, Inc.	United States	(2,717)	(239,666)
Omron Corp.	Japan	(2,300)	(108,001)
Telefonaktiebolaget LM Ericsson	Sweden	(38,911)	(247,465)
Trimble, Inc.	United States	(3,147)	(168,805)
Western Digital Corp.	United States	(4,204)	(222,518)
Zebra Technologies Corp.	United States	(674)	(185,586)

			(4,000,834)

Telecommunication Services 1.50%
Cellnex Telecom SA	Spain	(7,589)	(303,322)
Elisa Oyj	Finland	(1,919)	(88,997)
Rogers Communications, Inc.	Canada	(4,600)	(215,689)
Singapore Telecommunications Ltd.	Singapore	(106,200)	(198,437)
Spark New Zealand Ltd.	New Zealand	(24,621)	(80,690)
Telenor ASA	Norway	(8,507)	(98,400)
Telia Co. AB	Sweden	(31,350)	(80,722)
TELUS Corp.	Canada	(6,300)	(112,608)

			(1,178,865)

Transportation 0.70%
Getlink SE	France	(4,623)	(85,277)
Grab Holdings Ltd.	Singapore	(25,088)	(81,536)
Transurban Group	Australia	(40,168)	(379,463)

			(546,276)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Utilities 2.18%
Alliant Energy Corp.	United States	(3,338)	(171,306)
APA Group	Australia	(16,927)	(98,941)
Dominion Energy, Inc.	United States	(10,382)	(488,577)
DTE Energy Co.	United States	(2,692)	(297,223)
EDP - Energias de Portugal SA	Portugal	(41,996)	(212,019)
EDP Renovaveis SA	Spain	(4,263)	(87,679)
Orsted AS	Denmark	(2,549)	(142,760)
Public Service Enterprise Group, Inc.	United States	(3,472)	(211,688)

			(1,710,193)

Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$(78,504,122)

Abbreviations

Selected Portfolio

CAC	– Cotation Assistée en Continu

CDI	– Clearing House Electronic Subregister

System Depositary Interest

LIBOR	– London Interbank Offered Rate

MSCO	– Morgan Stanley

MSCS	– Morgan Stanley Capital Services Inc.

OAT	– Obligation Assumable by the Treasurer

REIT	– Real Estate Investment Trust

SPA	– Standby Purchase Agreement

TSX	– Toronto Stock Exchange

ULSD	– Ultra-Low Sulfur Diesel

USD	– Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Core Bond ETF	Country	Principal Amount	*	Value
Corporate Bonds & Notes 29.8%
Aerospace & Defense 0.6%
Boeing Co., 3.50%, 3/01/39	United States	5,000,000		$3,981,305
Northrop Grumman Corp., 4.03%, 10/15/47	United States	7,400,000		6,346,961

				10,328,266

Agriculture 0.9%
Altria Group, Inc., 3.40%, 5/06/30	United States	5,000,000		4,563,166
[a] Cargill, Inc., 2.125%, 11/10/31	United States	5,000,000		4,176,092
[a] Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000		3,818,250
Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000		3,694,338

				16,251,846

Airlines 0.6%
American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	3,969,776		3,472,994
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	5,133,760		5,057,757
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%, 11/01/29	United States	827,684		722,110
Series 2020-1, Class A, 5.875%, 4/15/29	United States	64,698		65,578
Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,459,200		1,414,545

				10,732,984

Banks 5.9%
Bank of America Corp.,
1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000		2,274,648
2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000		2,587,045
3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000		7,769,101
4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000		2,700,856
[a] BNP Paribas SA, 2.819% to 11/19/24, FRN thereafter, 11/19/25	France	2,200,000		2,144,492
[a] BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000		3,360,904
Citigroup, Inc.,
4.45%, 9/29/27	United States	1,500,000		1,466,360
4.125%, 7/25/28	United States	2,300,000		2,210,380
3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000		1,536,339
Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000		3,754,026
Fifth Third Bancorp, 2.375%, 1/28/25	United States	4,400,000		4,257,534
Goldman Sachs Group, Inc.,
1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000		4,758,690
3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000		2,389,774
2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000		4,822,578
HSBC Holdings PLC,
2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000		3,651,808
2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000		1,077,711
0.976% to 5/24/24, FRN thereafter, 5/24/25	United Kingdom	4,800,000		4,703,776
JPMorgan Chase & Co.,
2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000		4,396,118
2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000		1,730,177
1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	2,000,000		1,626,313
6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	1,550,000		1,630,500
KeyBank NA, 4.15%, 8/08/25	United States	2,500,000		2,424,936
Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000		2,779,440
Morgan Stanley,
3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000		3,963,009
3.95%, 4/23/27	United States	3,600,000		3,496,721
[a] Nordea Bank Abp, 4.75%, 9/22/25	Finland	2,200,000		2,192,857
Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000		2,911,223
[a] Societe Generale SA, 1.792% to 6/09/26, FRN thereafter, 6/09/27	France	4,300,000		3,916,770
Toronto-Dominion Bank, 4.693%, 9/15/27	Canada	4,700,000		4,702,518
Truist Financial Corp., 5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	3,850,000		3,884,499
[a] UBS Group AG, 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000		556,578

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Wells Fargo & Co.,
2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	9,163,510
4.54% to 8/15/25, FRN thereafter, 8/15/26	United States	1,600,000	1,583,912

			106,425,103

Banks 0.2%
[a] ABN AMRO Bank NV, 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	1,100,000	1,124,751
U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	1,700,000	1,712,252
UBS Group AG, 4.55%, 4/17/26	Switzerland	950,000	937,998

			3,775,001

Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	1,800,000	1,795,151
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	Belgium	4,000,000	3,686,700

			5,481,851

Biotechnology 0.9%
Amgen, Inc.,
4.663%, 6/15/51	United States	2,000,000	1,820,803
5.25%, 3/02/33	United States	3,400,000	3,487,026
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	475,280
Illumina, Inc., 5.80%, 12/12/25	United States	3,000,000	3,012,233
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	United States	4,000,000	3,290,728
Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	4,204,805

			16,290,875

Building Products 0.1%
NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,228,687

Commercial Services & Supplies 0.2%
Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,871,489

Diversified Telecommunication Services 0.8%
America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,387,108
Orange SA, 9.00%, 3/01/31	France	3,000,000	3,702,732
Verizon Communications, Inc.,
1.75%, 1/20/31	United States	5,000,000	4,114,787
2.85%, 9/03/41	United States	3,900,000	2,884,140

			14,088,767

Electric 1.1%
Constellation Energy Generation LLC, 6.125%, 1/15/34	United States	1,050,000	1,124,521
DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,826,636
Duke Energy Corp., 2.45%, 6/01/30	United States	3,900,000	3,402,694
Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	515,496
[a] Electricite de France SA, 5.70%, 5/23/28	France	600,000	621,262
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	4,209,187
Southern Co., 5.50%, 3/15/29	United States	3,100,000	3,228,132
Xcel Energy, Inc., 5.45%, 8/15/33	United States	3,300,000	3,405,099

			19,333,027

Electric Utilities 1.9%
Baltimore Gas & Electric Co., 3.50%, 8/15/46	United States	1,400,000	1,073,660
[a] Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	3,177,917
Duke Energy Corp., 3.75%, 9/01/46	United States	5,000,000	3,866,009
[a] EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	4,001,572
Enel Finance International NV,
[a] 3.50%, 4/06/28	Netherlands	2,700,000	2,532,526
[a] 2.25%, 7/12/31	Netherlands	3,500,000	2,846,379
Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,296,014
Georgia Power Co., Series 2010-C, , 4.75%, 9/01/40	United States	1,400,000	1,305,585
MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	874,166
[a] Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	664,785
Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,656,054

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Virginia Electric & Power Co., Series B, 3.80%, 9/15/47	United States	5,100,000	4,076,344

			34,371,011

Electronic Equipment, Instruments & Components 0.3%
Flex Ltd., 4.875%, 5/12/30	Singapore	3,000,000	2,947,028
Teledyne FLIR LLC, 2.50%, 8/01/30	United States	3,000,000	2,582,289

			5,529,317

Energy Equipment & Services 0.4%
Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,405,507
MPLX LP, 2.65%, 8/15/30	United States	2,500,000	2,158,735
[a] Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	1,950,000	1,894,822

			7,459,064

Entertainment 0.0%†
Warnermedia Holdings, Inc., 4.054%, 3/15/29	United States	900,000	854,362

Financial Services 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	3,007,529
Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	4,000,000	3,955,886

			6,963,415

Food 0.3%
Sysco Corp., 5.95%, 4/01/30	United States	4,600,000	4,893,159

Food Products 0.1%
Kraft Heinz Foods Co., 3.75%, 4/01/30	United States	2,000,000	1,911,936

Ground Transportation 0.2%
Burlington Northern Santa Fe LLC,
4.90%, 4/01/44	United States	1,100,000	1,087,191
4.15%, 4/01/45	United States	2,300,000	2,045,861
CSX Corp., 4.25%, 11/01/66	United States	1,000,000	853,739

			3,986,791

Health Care Providers & Services 1.7%
CVS Health Corp.,
4.875%, 7/20/35	United States	1,400,000	1,377,145
4.30%, 3/25/28	United States	1,117,000	1,098,757
Elevance Health, Inc., 5.10%, 1/15/44	United States	2,000,000	1,960,940
HCA, Inc., 3.625%, 3/15/32	United States	6,500,000	5,814,768
[a] IQVIA, Inc., 6.25%, 2/01/29	United States	5,200,000	5,435,024
Quest Diagnostics, Inc., 2.80%, 6/30/31	United States	6,800,000	5,930,346
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	4,303,989
UnitedHealth Group, Inc.,
2.00%, 5/15/30	United States	3,000,000	2,594,000
3.05%, 5/15/41	United States	2,500,000	1,954,963

			30,469,932

Health Care Services 0.2%
Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,343,624

Healthcare-Products 1.0%
Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	5,369,474
Boston Scientific Corp., 2.65%, 6/01/30	United States	6,000,000	5,360,076
GE HealthCare Technologies, Inc.,
5.905%, 11/22/32	United States	4,200,000	4,482,043
5.60%, 11/15/25	United States	2,300,000	2,321,133

			17,532,726

Household Products 0.1%
Haleon U.S. Capital LLC, 3.625%, 3/24/32	United States	2,500,000	2,307,458

Insurance 2.5%
[a] AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,612,241
Aon Corp., 2.80%, 5/15/30	United States	7,000,000	6,211,293
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	2,052,128
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,500,000	2,092,007
[a] Corebridge Financial, Inc., 6.05%, 9/15/33	United States	2,400,000	2,502,662

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	2,063,610
[a] Five Corners Funding Trust II, 2.85%, 5/15/30	United States	7,000,000	6,194,229
Marsh & McLennan Cos., Inc., 4.90%, 3/15/49	United States	3,000,000	2,912,265
[a] MassMutual Global Funding II, 5.05%, 12/07/27	United States	5,100,000	5,164,717
MetLife, Inc., 5.875%, 2/06/41	United States	1,100,000	1,200,643
Metropolitan Life Global Funding I,
[a] 4.30%, 8/25/29	United States	1,400,000	1,364,786
[a] 5.05%, 1/06/28	United States	2,500,000	2,527,883
[a] New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,237,042
Progressive Corp., 3.70%, 3/15/52	United States	3,000,000	2,425,349
Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,143,187

			45,704,042

Internet 0.3%
Meta Platforms, Inc., 4.95%, 5/15/33	United States	4,400,000	4,542,986

Internet Software & Services 0.1%
[a,b] Tencent Holdings Ltd., 3.925%, 1/19/38	Cayman Islands	2,000,000	1,702,386

IT Services 0.6%
Apple, Inc., 2.65%, 5/11/50	United States	2,000,000	1,378,475
Fidelity National Information Services, Inc., 2.25%, 3/01/31	United States	4,500,000	3,804,229
Fiserv, Inc.,
3.50%, 7/01/29	United States	1,800,000	1,694,764
2.65%, 6/01/30	United States	4,700,000	4,135,159

			11,012,627

Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	United States	5,000,000	4,220,883
3.50%, 3/01/42	United States	1,500,000	1,044,733
Comcast Corp.,
4.25%, 1/15/33	United States	4,000,000	3,889,490
1.50%, 2/15/31	United States	3,000,000	2,459,726
Fox Corp., 6.50%, 10/13/33	United States	5,100,000	5,523,679
NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	1,006,875
Walt Disney Co., 2.75%, 9/01/49	United States	5,000,000	3,432,539

			21,577,925

Metals & Mining 0.1%
[a] Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	954,692

Multi-Utilities 0.2%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	3,000,000	2,960,295

Oil & Gas 0.6%
BP Capital Markets America, Inc., 4.893%, 9/11/33	United States	5,300,000	5,395,119
ConocoPhillips Co., 5.05%, 9/15/33	United States	6,000,000	6,167,631

			11,562,750

Oil, Gas & Consumable Fuels 0.8%
[a] Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	4,023,343
Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	600,000	582,993
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	United States	2,200,000	2,205,880
Exxon Mobil Corp., 2.61%, 10/15/30	United States	3,000,000	2,684,314
[a] Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	891,644
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,919,669

			14,307,843

Packaging & Containers 0.2%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	3,028,797

Paper & Forest Products 0.1%
Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	1,079,873

Personal Products 0.3%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	United States	4,500,000	4,522,523

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Pharmaceuticals 2.1%
AbbVie, Inc.,
4.05%, 11/21/39	United States	3,000,000	2,710,468
3.20%, 11/21/29	United States	3,000,000	2,805,766
4.75%, 3/15/45	United States	1,000,000	962,634
[a] Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,231,725
Bristol-Myers Squibb Co.,
4.125%, 6/15/39	United States	3,200,000	2,885,395
2.55%, 11/13/50	United States	6,000,000	3,808,338
Cigna Group, 4.90%, 12/15/48	United States	3,300,000	3,141,136
CVS Health Corp., 1.875%, 2/28/31	United States	6,000,000	4,940,597
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	United States	5,600,000	5,641,859
4.75%, 5/19/33	United States	1,700,000	1,704,441
Takeda Pharmaceutical Co. Ltd.,
2.05%, 3/31/30	Japan	2,600,000	2,228,870
5.00%, 11/26/28	Japan	2,500,000	2,538,674

			38,599,903

Pipelines 0.3%
Energy Transfer LP, 6.40%, 12/01/30	United States	5,800,000	6,207,966

Real Estate Management & Development 0.1%
Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,678,277

Retail 0.4%
Dollar Tree, Inc., 4.20%, 5/15/28	United States	5,000,000	4,895,452
Starbucks Corp., 2.55%, 11/15/30	United States	2,500,000	2,212,484
Target Corp., 2.95%, 1/15/52	United States	1,300,000	931,000

			8,038,936

Software 0.4%
ServiceNow, Inc., 1.40%, 9/01/30	United States	8,000,000	6,580,833

Telecommunications 0.6%
AT&T, Inc., 2.55%, 12/01/33	United States	12,800,000	10,438,982

Transportation 0.2%
CSX Corp., 4.50%, 11/15/52	United States	3,000,000	2,787,796
Union Pacific Corp., 3.20%, 5/20/41	United States	2,000,000	1,603,046

			4,390,842

Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc.,
3.75%, 4/15/27	United States	5,000,000	4,851,141
3.875%, 4/15/30	United States	3,000,000	2,845,685
Vodafone Group PLC, 4.875%, 6/19/49	United Kingdom	1,000,000	907,539

			8,604,365

Total Corporate Bonds & Notes (Cost $557,108,489)			536,927,534

U.S. Government & Agency Securities 50.8%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	3,021,315
Federal Home Loan Mortgage Corp.,
2.00%, 3/01/51	United States	28,620,816	23,584,825
2.00%, 5/01/51	United States	11,016,318	9,039,231
2.00%, 4/01/52	United States	4,975,440	4,069,716
2.50%, 4/01/37	United States	1,420,774	1,308,620
2.50%, 1/01/52	United States	618,414	526,253
2.50%, 4/01/52	United States	21,042,677	17,916,724
2.50%, 10/01/53	United States	5,201,540	4,426,277
3.00%, 4/01/37	United States	464,026	437,705
3.00%, 8/01/37	United States	508,759	479,901
3.00%, 9/01/37	United States	676,279	637,919
3.00%, 7/01/51	United States	2,854,723	2,525,996
3.50%, 4/01/52	United States	3,037,619	2,785,945
3.50%, 5/01/52	United States	7,995,670	7,334,047
3.50%, 6/01/52	United States	4,885,501	4,482,921

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

3.50%, 6/01/52	United States	2,602,839	2,387,200
3.50%, 6/01/52	United States	1,062,768	974,821
3.50%, 12/01/52	United States	3,129,771	2,871,099
4.00%, 11/01/37	United States	5,251,182	5,157,086
4.00%, 11/01/53	United States	3,589,437	3,394,558
6.50%, 1/01/54	United States	2,637,000	2,703,363
Federal National Mortgage Association,
1.50%, 9/01/51	United States	4,185,483	3,271,493
2.00%, 4/01/37	United States	434,436	389,588
2.50%, 7/01/37	United States	4,228,990	3,908,078
2.50%, 4/01/51	United States	25,788,317	22,083,670
3.00%, 9/01/37	United States	4,143,201	3,923,267
3.00%, 10/01/37	United States	4,376,329	4,128,092
3.00%, 12/01/51	United States	1,415,016	1,252,934
3.00%, 2/01/52	United States	548,278	485,440
3.00%, 2/01/52	United States	5,040,837	4,459,991
3.00%, 3/01/52	United States	5,005,395	4,431,629
3.00%, 5/01/52	United States	4,162,735	3,683,671
3.50%, 6/01/49	United States	580,834	541,178
3.50%, 8/01/51	United States	4,876,398	4,478,712
3.50%, 11/01/52	United States	4,565,845	4,190,688
3.50%, 12/01/52	United States	3,611,587	3,314,743
3.50%, 3/01/53	United States	4,884,154	4,482,451
3.50%, 4/01/53	United States	4,855,109	4,455,534
4.00%, 9/01/53	United States	461,493	436,448
5.00%, 8/01/53	United States	4,528,235	4,480,884
5.50%, 5/01/53	United States	8,752,118	8,790,918
6.00%, 8/01/53	United States	14,664,282	14,893,017
Government National Mortgage Association,
3.50%, 10/20/47	United States	6,600,089	6,217,445
4.00%, 6/20/52	United States	6,990,274	6,672,589
5.50%, 5/20/53	United States	7,543,274	7,600,563
5.50%, 7/20/53	United States	2,706,919	2,727,477
U.S. Treasury Bonds,
1.125%, 8/15/40	United States	21,800,000	13,926,453
1.25%, 5/15/50	United States	22,465,000	12,112,672
1.375%, 8/15/50	United States	68,475,000	38,174,813
2.00%, 11/15/41	United States	39,050,000	28,260,150
2.00%, 2/15/50	United States	11,100,000	7,306,922
2.25%, 8/15/46	United States	13,914,000	9,898,235
2.25%, 8/15/49	United States	2,050,000	1,432,357
2.75%, 8/15/42	United States	16,450,000	13,348,918
2.75%, 11/15/42	United States	12,800,000	10,355,500
3.00%, 11/15/44	United States	12,595,000	10,429,250
3.00%, 2/15/49	United States	7,293,000	5,937,243
3.625%, 2/15/53	United States	7,500,000	6,927,539
3.625%, 5/15/53	United States	1,600,000	1,479,625
U.S. Treasury Notes,
0.375%, 11/30/25	United States	85,550,000	79,456,233
0.375%, 1/31/26	United States	54,000,000	49,898,320
0.875%, 6/30/26	United States	24,500,000	22,659,150
1.25%, 12/31/26	United States	83,300,000	76,901,193
1.25%, 8/15/31	United States	3,800,000	3,145,613
1.50%, 10/31/24	United States	70,000,000	68,105,087
2.125%, 3/31/24	United States	78,000,000	77,379,371
2.75%, 8/15/32	United States	26,700,000	24,459,182
3.25%, 6/30/27	United States	78,565,000	76,786,546
3.50%, 4/30/28	United States	7,500,000	7,381,787
3.75%, 5/31/30	United States	11,000,000	10,905,039
4.00%, 10/31/29	United States	23,500,000	23,614,287
4.125%, 7/31/28	United States	4,200,000	4,243,887
Uniform Mortgage-Backed Security, TBA, 5.00%, 1/01/54	United States	7,819,000	7,736,534

Total U.S. Government & Agency Securities (Cost $948,762,749)			917,627,928

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Municipal Bonds 1.1%
California 1.0%
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding,
Series 2021, 3.85%, 6/01/50	United States	6,410,000	5,941,059
San Bernardino Community College District,
Refunding, 2.686%,8/01/41	United States	6,140,000	4,429,199
Refunding, 2.856%,8/01/49	United States	3,575,000	2,373,788
Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,901,037

			18,645,083

Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	1,025,132

Total Municipals (Cost $24,782,046)			19,670,215

Mortgage-Backed Securities 14.2%
Fannie Mae 4.5%
Federal Home Loan Mortgage Corp.,
2.00%, 4/1/37	United States	4,684,763	4,201,142
2.50%, 4/1/37	United States	4,422,573	4,073,347
2.50%, 5/1/37	United States	3,789,339	3,490,107
2.50%, 3/1/52	United States	6,690,713	5,696,981
3.00%, 6/1/37	United States	3,990,991	3,764,612
3.00%, 3/1/50	United States	13,719,551	12,350,430
3.00%, 3/1/50	United States	5,306,513	4,780,997
3.00%, 7/1/52	United States	8,595,579	7,608,640
3.50%, 2/1/47	United States	1,361,149	1,268,213
3.50%, 2/1/47	United States	2,586,713	2,414,976
3.50%, 3/1/48	United States	1,647,851	1,538,422
3.50%, 3/1/48	United States	3,354,422	3,137,853
4.00%, 11/1/45	United States	2,342,411	2,259,113
4.00%, 6/1/48	United States	4,865,312	4,696,364
4.00%, 5/1/50	United States	5,253,255	5,079,903
4.00%, 9/1/52	United States	4,565,635	4,320,092
4.00%, 10/1/52	United States	3,520,805	3,331,270
4.50%, 8/1/52	United States	683,301	662,835
4.50%, 10/1/52	United States	5,916,036	5,738,839

			80,414,136

Freddie Mac 8.0%
Federal National Mortgage Association,
2.00%, 5/1/36	United States	9,983,936	9,005,847
2.00%, 4/1/37	United States	4,526,682	4,059,380
2.00%, 7/1/51	United States	21,080,826	17,288,609
2.00%, 8/1/51	United States	13,858,660	11,362,743
2.00%, 3/1/52	United States	19,104,461	15,624,831
2.50%, 7/1/51	United States	6,900,329	5,885,872
2.50%, 8/1/51	United States	4,313,137	3,677,919
2.50%, 12/1/51	United States	15,304,128	13,033,978
2.50%, 2/1/52	United States	1,562,559	1,330,645
2.50%, 3/1/52	United States	11,198,730	9,536,612
2.50%, 4/1/52	United States	5,028,268	4,281,823
3.00%, 9/1/37	United States	514,191	485,025
3.00%, 4/1/50	United States	5,701,380	5,137,477
3.00%, 9/1/50	United States	4,616,883	4,139,685
3.00%, 11/1/51	United States	5,206,424	4,612,462
3.00%, 5/1/52	United States	4,945,748	4,376,323
3.50%, 8/1/49	United States	9,287,451	8,677,278
4.00%, 2/1/49	United States	381,079	369,170
4.50%, 7/1/47	United States	4,974,828	4,938,100
4.50%, 5/1/48	United States	2,544,365	2,517,459
4.50%, 12/1/48	United States	3,564,708	3,515,260
4.50%, 2/1/50	United States	1,513,595	1,494,940
4.50%, 11/1/52	United States	6,604,996	6,407,163

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

5.00%, 10/1/52	United States	3,413,378	3,382,634

			145,141,235

Ginnie Mae 1.7%
Government National Mortgage Association,
2.00%, 4/20/52	United States	5,064,169	4,287,146
2.00%, 5/20/52	United States	10,578,144	8,955,971
2.00%, 6/20/52	United States	5,097,468	4,318,008
2.50%, 4/20/52	United States	8,950,162	7,827,984
2.50%, 6/20/52	United States	5,101,138	4,461,708

			29,850,817

Total Mortgage-Backed Securities (Cost $278,709,427)			255,406,188

Foreign Government and Agency Securities 0.8%
Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	839,503
Peruvian Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	5,108,922
[a] African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,468,711
[a] Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,547,775

			9,016,486

Total Foreign Government and Agency Securities (Cost $17,421,593)			14,964,911

Asset-Backed Securities 2.1%
Bank,
Series 2021-BN33, Class A5, 2.556%,5/15/64	United States	2,780,000	2,355,387
[c] Series 2022-BN40, Class A4, 3.394%,3/15/64	United States	2,800,000	2,501,781
Benchmark Mortgage Trust,
Series 2021-B31, Class A5, 2.669%,12/15/54	United States	2,780,000	2,343,806
[c] Series 2022-B32, Class A5, 3.002%,1/15/55	United States	5,560,000	4,553,881
[c] ,Series 2023-V3, Class A3, 6.363%,7/15/56	United States	540,000	566,409
BX Commercial Mortgage Trust,
[a,c] Series 2021-VOLT, Class B, 6.426%,9/15/36	United States	3,190,000	3,109,960
[a,c] Series 2022-LP2, Class A, 6.375%,2/15/39	United States	2,592,222	2,548,083
[a,c] BX Mortgage Trust, Series 2021-PAC, Class A, 6.166%, 10/15/36	United States	3,090,000	3,028,231
[a,c] BX Trust, Series 2022-IND, Class A, 6.853%, 4/15/37	United States	3,950,249	3,925,595
[a,c] DBCG Mortgage Trust, Series 2017-BBG, Class A, 8.50%, 6/15/34	United States	7,190,000	7,175,153
[a] New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	5,820,423

Total Asset-Backed Securities (Cost $40,790,216)			37,928,709

Total Investments before Short-Term Investments (Cost $1,867,574,520)			1,782,525,485

Short-Term Investments 0.8%
Money Market Funds 0.8%
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	United States	15,091,507	15,091,507

Total Short-Term Investments (Cost $15,091,507)			15,091,507

Total Investments (Cost $1,882,666,027) 99.6%			1,797,616,992

Other Assets, less Liabilities 0.4%			7,251,065

Net Assets 100.0%			$1,804,868,057

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $121,617,629, representing 6.7% of net assets.

bVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $1,702,386, representing 0.1% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest rate contracts
U.S. Treasury 2 Yr. Note	Long	131	$26,974,742	3/28/24	$278,209
U.S. Treasury 5 Yr. Note	Long	425	46,228,711	3/28/24	1,061,960
U.S. Treasury Bond Ultra	Long	49	6,546,094	3/19/24	496,048
U.S. Treasury Ultra 10 Yr. (CBT)	Long	18	2,124,281	3/19/24	76,756

Total Futures Contracts					$1,912,973

*As of period end.

Abbreviations

Selected Portfolio

FRN  – Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 99.7%
Brazil 0.2%
[a] MercadoLibre, Inc.	Broadline Retail	82	$128,866

Netherlands 0.4%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	1,122	257,701

Russia 0.0%†
[a,b] Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—

United Kingdom 0.1%
CNH Industrial NV	Machinery	4,158	50,645

United States 99.0%
3M Co.	Industrial Conglomerates	2,343	256,137
Abbott Laboratories	Health Care Equipment & Supplies	3,234	355,966
AbbVie, Inc.	Biotechnology	4,488	695,505
Accenture PLC, Class A	IT Services	858	301,081
[a] Adobe, Inc.	Software	550	328,130
[a] Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	2,475	364,840
AES Corp.	Independent Power Producers & Energy Traders	2,871	55,267
Air Products & Chemicals, Inc.	Chemicals	561	153,602
Alexandria Real Estate Equities, Inc.	Office REITs	693	87,852
Alliant Energy Corp.	Electric Utilities	1,089	55,866
[a] Alphabet, Inc., Class A	Interactive Media & Services	7,590	1,060,247
[a] Alphabet, Inc., Class C	Interactive Media & Services	6,385	899,838
Altria Group, Inc.	Tobacco	7,920	319,493
[a] Amazon.com, Inc.	Broadline Retail	13,002	1,975,524
Amcor PLC	Containers & Packaging	6,369	61,397
American Electric Power Co., Inc.	Electric Utilities	2,277	184,938
American Tower Corp.	Specialized REITs	1,254	270,714
Amgen, Inc.	Biotechnology	1,848	532,261
Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	2,046	406,254
Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	2,178	42,188
Apollo Global Management, Inc.	Financial Services	1,617	150,688
Apple, Inc.	Technology Hardware, Storage & Peripherals	20,559	3,958,224
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	1,617	262,067
ARES Management Corp., Class A	Capital Markets	759	90,260
[a] Arista Networks, Inc.	Communications Equipment	429	101,034
AT&T, Inc.	Diversified Telecommunication Services	27,324	458,497
Automatic Data Processing, Inc.	Professional Services	297	69,192
AvalonBay Communities, Inc.	Residential REITs	561	105,030
Avangrid, Inc.	Electric Utilities	297	9,626
Baker Hughes Co.	Energy Equipment & Services	1,914	65,421
Bank of America Corp.	Banks	9,900	333,333
Bank of New York Mellon Corp.	Capital Markets	3,432	178,636
Baxter International, Inc.	Health Care Equipment & Supplies	2,211	85,477
Becton Dickinson & Co.	Health Care Equipment & Supplies	132	32,186
Bentley Systems, Inc., Class B	Software	66	3,444
Best Buy Co., Inc.	Specialty Retail	792	61,998
[a] Bill Holdings, Inc.	Software	99	8,077
BlackRock, Inc.	Capital Markets	594	482,209
Blackstone, Inc.	Capital Markets	3,135	410,434
[a] Block, Inc.	Financial Services	330	25,526
Boston Properties, Inc.	Office REITs	627	43,997
Bristol-Myers Squibb Co.	Pharmaceuticals	8,745	448,706
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	1,104	1,232,340
Broadridge Financial Solutions, Inc.	Professional Services	495	101,846
[a] Cadence Design Systems, Inc.	Software	264	71,906
Camden Property Trust	Residential REITs	462	45,872
Campbell Soup Co.	Food Products	825	35,665
Cardinal Health, Inc.	Health Care Providers & Services	132	13,306
Carlyle Group, Inc.	Capital Markets	858	34,912

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Caterpillar, Inc.	Machinery	429	126,842
[a] Ceridian HCM Holding, Inc.	Professional Services	231	15,505
CH Robinson Worldwide, Inc.	Air Freight & Logistics	132	11,403
Chevron Corp.	Oil, Gas & Consumable Fuels	4,521	674,352
Cincinnati Financial Corp.	Insurance	693	71,698
Cisco Systems, Inc.	Communications Equipment	10,626	536,826
Citigroup, Inc.	Banks	8,085	415,892
Citizens Financial Group, Inc.	Banks	1,848	61,243
Clorox Co.	Household Products	561	79,993
[a] Cloudflare, Inc., Class A	IT Services	561	46,709
CME Group, Inc.	Capital Markets	1,617	340,540
CMS Energy Corp.	Multi-Utilities	1,254	72,820
Coca-Cola Co.	Beverages	8,712	513,398
[a] Coinbase Global, Inc., Class A	Capital Markets	231	40,176
Colgate-Palmolive Co.	Household Products	693	55,239
Comcast Corp., Class A	Media	7,359	322,692
Conagra Brands, Inc.	Food Products	1,914	54,855
Consolidated Edison, Inc.	Multi-Utilities	1,485	135,090
Corning, Inc.	Electronic Equipment, Instruments & Components	3,399	103,500
Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	3,465	88,427
[a] Crowdstrike Holdings, Inc., Class A	Software	396	101,107
Crown Castle, Inc.	Specialized REITs	1,914	220,474
Cummins, Inc.	Machinery	594	142,305
CVS Health Corp.	Health Care Providers & Services	4,191	330,921
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	528	86,750
[a] Datadog, Inc., Class A	Software	429	52,072
Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	924	70,686
Devon Energy Corp.	Oil, Gas & Consumable Fuels	2,937	133,046
[a] Dexcom, Inc.	Health Care Equipment & Supplies	66	8,190
Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	792	122,823
Digital Realty Trust, Inc.	Specialized REITs	1,353	182,087
Discover Financial Services	Consumer Finance	330	37,092
Dominion Energy, Inc.	Multi-Utilities	3,531	165,957
Dow, Inc.	Chemicals	3,135	171,923
DTE Energy Co.	Multi-Utilities	891	98,242
Duke Energy Corp.	Electric Utilities	3,333	323,434
[a] Dynatrace, Inc.	Software	594	32,486
East West Bancorp, Inc.	Banks	594	42,738
Eastman Chemical Co.	Chemicals	528	47,425
Eaton Corp. PLC	Electrical Equipment	825	198,676
eBay, Inc.	Broadline Retail	2,277	99,323
Edison International	Electric Utilities	1,683	120,318
Eli Lilly & Co.	Pharmaceuticals	1,122	654,036
Emerson Electric Co.	Electrical Equipment	957	93,145
Entegris, Inc.	Semiconductors & Semiconductor Equipment	99	11,862
Entergy Corp.	Electric Utilities	924	93,500
EOG Resources, Inc.	Oil, Gas & Consumable Fuels	198	23,948
Equinix, Inc.	Specialized REITs	179	144,165
Equity Residential	Residential REITs	1,617	98,896
Essex Property Trust, Inc.	Residential REITs	264	65,456
Estee Lauder Cos., Inc., Class A	Personal Care Products	429	62,741
Evergy, Inc.	Electric Utilities	957	49,955
Eversource Energy	Electric Utilities	1,518	93,691
Exelon Corp.	Electric Utilities	4,290	154,011
Extra Space Storage, Inc.	Specialized REITs	858	137,563
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	7,755	775,345
Fastenal Co.	Trading Companies & Distributors	2,409	156,031
Federal Realty Investment Trust	Retail REITs	330	34,006
FedEx Corp.	Air Freight & Logistics	198	50,088
Fidelity National Financial, Inc.	Insurance	1,089	55,561
Fidelity National Information Services, Inc.	Financial Services	2,145	128,850
Fifth Third Bancorp	Banks	2,673	92,192
FirstEnergy Corp.	Electric Utilities	2,244	82,265
Ford Motor Co.	Automobiles	16,566	201,940
[a] Fortinet, Inc.	Software	660	38,630

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Franklin Resources, Inc.	Capital Markets	1,221	36,374
Garmin Ltd.	Household Durables	660	84,836
Gen Digital, Inc.	Software	660	15,061
General Dynamics Corp.	Aerospace & Defense	132	34,276
General Mills, Inc.	Food Products	2,475	161,221
Genuine Parts Co.	Distributors	396	54,846
Gilead Sciences, Inc.	Biotechnology	5,280	427,733
Goldman Sachs Group, Inc.	Capital Markets	660	254,608
Healthpeak Properties, Inc.	Health Care REITs	2,244	44,431
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	4,125	70,042
Home Depot, Inc.	Specialty Retail	2,178	754,786
Honeywell International, Inc.	Industrial Conglomerates	594	124,568
Hormel Foods Corp.	Food Products	1,221	39,206
Host Hotels & Resorts, Inc.	Hotel & Resort REITs	2,904	56,541
HP, Inc.	Technology Hardware, Storage & Peripherals	3,927	118,163
Hubbell, Inc., Class B	Electrical Equipment	99	32,564
[a] HubSpot, Inc.	Software	132	76,631
Huntington Bancshares, Inc.	Banks	5,841	74,298
Illinois Tool Works, Inc.	Machinery	1,023	267,965
Intel Corp.	Semiconductors & Semiconductor Equipment	8,481	426,170
International Business Machines Corp.	IT Services	3,135	512,729
International Flavors & Fragrances, Inc.	Chemicals	1,122	90,848
International Paper Co.	Containers & Packaging	1,452	52,490
Interpublic Group of Cos., Inc.	Media	1,683	54,933
Intuit, Inc.	Software	513	320,640
[a] Intuitive Surgical, Inc.	Health Care Equipment & Supplies	99	33,399
Invitation Homes, Inc.	Residential REITs	2,640	90,050
Iron Mountain, Inc.	Specialized REITs	1,254	87,755
J M Smucker Co.	Food Products	429	54,217
Johnson & Johnson	Pharmaceuticals	5,247	822,415
Johnson Controls International PLC	Building Products	1,980	114,127
JPMorgan Chase & Co.	Banks	4,752	808,315
Juniper Networks, Inc.	Communications Equipment	1,386	40,859
Kellanova	Food Products	1,122	62,731
KeyCorp	Banks	3,927	56,549
Kimberly-Clark Corp.	Household Products	1,485	180,442
Kimco Realty Corp.	Retail REITs	2,607	55,555
Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	8,646	152,515
KLA Corp.	Semiconductors & Semiconductor Equipment	363	211,012
Kraft Heinz Co.	Food Products	3,399	125,695
Lam Research Corp.	Semiconductors & Semiconductor Equipment	380	297,639
Lear Corp.	Automobile Components	231	32,620
Linde PLC	Chemicals	33	13,553
Lockheed Martin Corp.	Aerospace & Defense	231	104,698
Lowe’s Cos., Inc.	Specialty Retail	825	183,604
LyondellBasell Industries NV, Class A	Chemicals	1,155	109,817
M&T Bank Corp.	Banks	726	99,520
MarketAxess Holdings, Inc.	Capital Markets	66	19,328
Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	1,221	73,639
Masco Corp.	Building Products	231	15,472
Mastercard, Inc., Class A	Financial Services	264	112,599
McDonald’s Corp.	Hotels, Restaurants & Leisure	561	166,342
Medtronic PLC	Health Care Equipment & Supplies	4,950	407,781
Merck & Co., Inc.	Pharmaceuticals	5,544	604,407
[a] Meta Platforms, Inc., Class A	Interactive Media & Services	2,904	1,027,900
MetLife, Inc.	Insurance	1,683	111,297
Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	2,343	211,292
Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	726	61,957
Microsoft Corp.	Software	11,154	4,194,350
Mid-America Apartment Communities, Inc.	Residential REITs	495	66,558
[a] MongoDB, Inc.	IT Services	198	80,952
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	180	113,540
Morgan Stanley	Capital Markets	5,511	513,901
MSCI, Inc.	Capital Markets	330	186,664
NetApp, Inc.	Technology Hardware, Storage & Peripherals	924	81,460

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Netflix, Inc.	Entertainment	579	281,904
Newmont Corp.	Metals & Mining	4,290	177,563
NextEra Energy, Inc.	Electric Utilities	2,013	122,270
NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	1,353	146,895
NiSource, Inc.	Multi-Utilities	1,782	47,312
Northern Trust Corp.	Capital Markets	891	75,183
NRG Energy, Inc.	Electric Utilities	990	51,183
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3,762	1,863,018
[a] Okta, Inc.	IT Services	165	14,937
Omnicom Group, Inc.	Media	825	71,371
[a] ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	132	11,026
ONEOK, Inc.	Oil, Gas & Consumable Fuels	2,574	180,746
Oracle Corp.	Software	2,574	271,377
Packaging Corp. of America	Containers & Packaging	396	64,512
[a] Palantir Technologies, Inc., Class A	Software	4,950	84,991
[a] Palo Alto Networks, Inc.	Software	363	107,041
Paychex, Inc.	Professional Services	1,386	165,086
Paycom Software, Inc.	Professional Services	66	13,644
PepsiCo, Inc.	Beverages	2,475	420,354
Pfizer, Inc.	Pharmaceuticals	18,810	541,540
Philip Morris International, Inc.	Tobacco	5,511	518,475
Phillips 66	Oil, Gas & Consumable Fuels	1,650	219,681
Pinnacle West Capital Corp.	Electric Utilities	495	35,561
Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	1,056	237,473
PNC Financial Services Group, Inc.	Banks	1,683	260,613
PPL Corp.	Electric Utilities	3,267	88,536
Principal Financial Group, Inc.	Insurance	1,023	80,479
Procter & Gamble Co.	Household Products	3,432	502,925
Prologis, Inc.	Industrial REITs	2,541	338,715
Prudential Financial, Inc.	Insurance	1,584	164,277
Public Service Enterprise Group, Inc.	Multi-Utilities	2,178	133,185
Public Storage	Specialized REITs	660	201,300
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	3,861	558,416
Realty Income Corp.	Retail REITs	3,135	180,012
Regency Centers Corp.	Retail REITs	726	48,642
Regions Financial Corp.	Banks	3,993	77,384
Rockwell Automation, Inc.	Electrical Equipment	495	153,688
Royalty Pharma PLC, Class A	Pharmaceuticals	528	14,832
RTX Corp.	Aerospace & Defense	1,782	149,937
[a] Salesforce, Inc.	Software	1,122	295,243
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	924	78,882
Sempra	Multi-Utilities	198	14,797
[a] ServiceNow, Inc.	Software	330	233,142
Simon Property Group, Inc.	Retail REITs	1,353	192,992
Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	693	77,907
Snap-on, Inc.	Machinery	231	66,722
[a] Snowflake, Inc., Class A	IT Services	561	111,639
Southern Co.	Electric Utilities	4,521	317,013
Southern Copper Corp.	Metals & Mining	363	31,243
Southwest Airlines Co.	Passenger Airlines	2,079	60,042
[a] Splunk, Inc.	Software	297	45,248
Stanley Black & Decker, Inc.	Machinery	660	64,746
Starbucks Corp.	Hotels, Restaurants & Leisure	3,432	329,506
State Street Corp.	Capital Markets	1,386	107,360
Stryker Corp.	Health Care Equipment & Supplies	165	49,411
Sun Communities, Inc.	Residential REITs	330	44,104
Synchrony Financial	Consumer Finance	825	31,507
[a] Synopsys, Inc.	Software	99	50,976
Sysco Corp.	Consumer Staples Distribution & Retail	1,122	82,052
T Rowe Price Group, Inc.	Capital Markets	990	106,613
Target Corp.	Consumer Staples Distribution & Retail	1,617	230,293
TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	165	23,183
[a] Tesla, Inc.	Automobiles	3,729	926,582
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	3,168	540,017
Tractor Supply Co.	Specialty Retail	396	85,152

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Trade Desk, Inc., Class A	Media	858	61,742
Truist Financial Corp.	Banks	5,709	210,776
Tyson Foods, Inc., Class A	Food Products	1,089	58,534
U.S. Bancorp	Banks	6,666	288,504
[a] Uber Technologies, Inc.	Ground Transportation	1,980	121,909
UDR, Inc.	Residential REITs	1,419	54,334
Union Pacific Corp.	Ground Transportation	891	218,847
United Parcel Service, Inc., Class B	Air Freight & Logistics	2,904	456,596
UnitedHealth Group, Inc.	Health Care Providers & Services	1,089	573,326
Vail Resorts, Inc.	Hotels, Restaurants & Leisure	165	35,223
Valero Energy Corp.	Oil, Gas & Consumable Fuels	792	102,960
Ventas, Inc.	Health Care REITs	1,683	83,881
Verizon Communications, Inc.	Diversified Telecommunication Services	13,629	513,813
Viatris, Inc.	Pharmaceuticals	4,785	51,822
VICI Properties, Inc.	Specialized REITs	4,488	143,077
Visa, Inc., Class A	Financial Services	792	206,197
Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	2,937	76,685
Walmart, Inc.	Consumer Staples Distribution & Retail	33	5,202
Watsco, Inc.	Trading Companies & Distributors	132	56,558
WEC Energy Group, Inc.	Multi-Utilities	1,353	113,882
Wells Fargo & Co.	Banks	4,356	214,402
Welltower, Inc.	Health Care REITs	1,287	116,049
Westrock Co.	Containers & Packaging	1,089	45,215
Weyerhaeuser Co.	Specialized REITs	429	14,916
Williams Cos., Inc.	Oil, Gas & Consumable Fuels	5,478	190,799
[a] Workday, Inc., Class A	Software	198	54,660
WP Carey, Inc.	Diversified REITs	924	59,884
Xcel Energy, Inc.	Electric Utilities	2,343	145,055
[a] Zscaler, Inc.	Software	165	36,557

			60,336,508

Total Common Stocks (Cost $53,710,952)			60,773,720

Total Investments before Short-Term Investments (Cost $53,710,952)			60,773,720

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	Money Market Funds	32,087	32,087

Total Short-Term Investments (Cost $32,087)			32,087

Total Investments (Cost $53,743,039) 99.7%			60,805,807
Other Assets, less Liabilities 0.3%			165,640

Net Assets 100.0%			$60,971,447

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	6	$144,600	3/15/24	$2,808

*As of period end.

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Equity Index ETF	Industry	Shares	Value
Common Stocks 99.8%
Brazil 0.2%
[a] MercadoLibre, Inc.	Broadline Retail	1,191	$1,871,704

Netherlands 0.2%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	6,305	1,448,132

Russia 0.0%†
[b] Alrosa PJSC	Metals & Mining	3,584	—
[a,b] Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
[b] Inter RAO UES PJSC	Electric Utilities	53,546	—
[b] LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
[b] MMC Norilsk Nickel PJSC	Metals & Mining	100	—
[a,b] Novolipetsk Steel PJSC	Metals & Mining	2,272	—
[b] PhosAgro PJSC	Chemicals	73	—
[a,b] PhosAgro PJSC	Chemicals	2	—
[a,b] Polyus PJSC	Metals & Mining	50	—
[b] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
[a,b] Severstal PAO	Metals & Mining	392	—
[b] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
[b] Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
[a,b] United Co. RUSAL International PJSC	Metals & Mining	1,714	—

			—

United Kingdom 0.0%†
CNH Industrial NV	Machinery	23,280	283,550

United States 99.4%
3M Co.	Industrial Conglomerates	13,580	1,484,566
Abbott Laboratories	Health Care Equipment & Supplies	42,195	4,644,404
AbbVie, Inc.	Biotechnology	43,165	6,689,280
Accenture PLC, Class A	IT Services	15,520	5,446,123
[a] Adobe, Inc.	Software	11,155	6,655,073
[a] Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	39,285	5,791,002
AES Corp.	Independent Power Producers & Energy Traders	16,005	308,096
Aflac, Inc.	Insurance	13,095	1,080,337
Agilent Technologies, Inc.	Life Sciences Tools & Services	6,790	944,014
Air Products & Chemicals, Inc.	Chemicals	5,335	1,460,723
[a] Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	10,185	1,386,586
[a] Akamai Technologies, Inc.	IT Services	3,880	459,198
Albemarle Corp.	Chemicals	2,910	420,437
Albertsons Cos., Inc., Class A	Consumer Staples Distribution & Retail	9,700	223,100
Alexandria Real Estate Equities, Inc.	Office REITs	4,365	553,351
[a] Align Technology, Inc.	Health Care Equipment & Supplies	1,940	531,560
Allegion PLC	Building Products	2,119	268,456
Alliant Energy Corp.	Electric Utilities	6,305	323,447
Allstate Corp.	Insurance	6,305	882,574
[a] Alnylam Pharmaceuticals, Inc.	Biotechnology	2,910	557,003
[a] Alphabet, Inc., Class A	Interactive Media & Services	144,530	20,189,396
[a] Alphabet, Inc., Class C	Interactive Media & Services	121,250	17,087,762
Altria Group, Inc.	Tobacco	43,165	1,741,276
[a] Amazon.com, Inc.	Broadline Retail	227,950	34,634,723
Amcor PLC	Containers & Packaging	36,375	350,655
Ameren Corp.	Multi-Utilities	5,820	421,019
American Electric Power Co., Inc.	Electric Utilities	13,095	1,063,576
American Express Co.	Consumer Finance	14,065	2,634,937
American Financial Group, Inc.	Insurance	1,940	230,647
American International Group, Inc.	Insurance	16,490	1,117,197
American Tower Corp.	Specialized REITs	11,155	2,408,141
American Water Works Co., Inc.	Water Utilities	4,850	640,151
Ameriprise Financial, Inc.	Capital Markets	2,425	921,088
AMETEK, Inc.	Electrical Equipment	5,820	959,660
Amgen, Inc.	Biotechnology	13,095	3,771,622

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	14,550	1,442,341
Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	12,125	2,407,540
Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	11,640	225,467
[a] ANSYS, Inc.	Software	1,940	703,987
Aon PLC, Class A	Insurance	4,850	1,411,447
APA Corp.	Oil, Gas & Consumable Fuels	7,760	278,429
Apollo Global Management, Inc.	Financial Services	9,700	903,943
Apple, Inc.	Technology Hardware, Storage & Peripherals	357,445	68,818,886
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	20,370	3,301,366
[a] Aptiv PLC	Automobile Components	6,790	609,199
[a] Arch Capital Group Ltd.	Insurance	9,215	684,398
Archer-Daniels-Midland Co.	Food Products	13,095	945,721
ARES Management Corp., Class A	Capital Markets	3,880	461,410
[a] Arista Networks, Inc.	Communications Equipment	6,305	1,484,891
Arthur J Gallagher & Co.	Insurance	5,335	1,199,735
[a] Aspen Technology, Inc.	Software	485	106,773
AT&T, Inc.	Diversified Telecommunication Services	175,085	2,937,926
[a] Atlassian Corp., Class A	Software	3,395	807,535
Atmos Energy Corp.	Gas Utilities	3,395	393,481
[a] Autodesk, Inc.	Software	5,335	1,298,966
Automatic Data Processing, Inc.	Professional Services	10,185	2,372,799
[a] AutoZone, Inc.	Specialty Retail	422	1,091,127
AvalonBay Communities, Inc.	Residential REITs	3,395	635,612
Avangrid, Inc.	Electric Utilities	1,455	47,157
[a] Avantor, Inc.	Life Sciences Tools & Services	16,490	376,467
Avery Dennison Corp.	Containers & Packaging	1,940	392,190
Baker Hughes Co.	Energy Equipment & Services	24,735	845,442
Ball Corp.	Containers & Packaging	7,760	446,355
Bank of America Corp.	Banks	168,295	5,666,493
Bank of New York Mellon Corp.	Capital Markets	18,915	984,526
Baxter International, Inc.	Health Care Equipment & Supplies	12,125	468,753
Becton Dickinson & Co.	Health Care Equipment & Supplies	6,790	1,655,606
Bentley Systems, Inc., Class B	Software	5,335	278,380
[a] Berkshire Hathaway, Inc., Class B	Financial Services	44,135	15,741,189
Best Buy Co., Inc.	Specialty Retail	4,365	341,692
[a] Bill Holdings, Inc.	Software	2,425	197,856
[a] Biogen, Inc.	Biotechnology	3,395	878,524
[a] BioMarin Pharmaceutical, Inc.	Biotechnology	4,365	420,873
[a] Bio-Rad Laboratories, Inc., Class A	Life Sciences Tools & Services	485	156,602
Bio-Techne Corp.	Life Sciences Tools & Services	3,880	299,381
BlackRock, Inc.	Capital Markets	3,511	2,850,230
Blackstone, Inc.	Capital Markets	17,460	2,285,863
[a] Block, Inc.	Financial Services	13,580	1,050,413
[a] Boeing Co.	Aerospace & Defense	14,550	3,792,603
[a] Booking Holdings, Inc.	Hotels, Restaurants & Leisure	813	2,883,890
Booz Allen Hamilton Holding Corp.	Professional Services	2,910	372,218
BorgWarner, Inc.	Automobile Components	5,820	208,647
Boston Properties, Inc.	Office REITs	3,880	272,260
[a] Boston Scientific Corp.	Health Care Equipment & Supplies	35,405	2,046,763
Bristol-Myers Squibb Co.	Pharmaceuticals	49,470	2,538,306
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	10,670	11,910,387
Broadridge Financial Solutions, Inc.	Professional Services	2,910	598,733
Brown & Brown, Inc.	Insurance	5,820	413,860
Brown-Forman Corp., Class A	Beverages	1,455	86,703
Brown-Forman Corp., Class B	Beverages	7,275	415,403
Bunge Global SA	Food Products	3,395	342,725
[a] Burlington Stores, Inc.	Specialty Retail	1,455	282,968
[a] Cadence Design Systems, Inc.	Software	6,790	1,849,392
[a] Caesars Entertainment, Inc.	Hotels, Restaurants & Leisure	4,850	227,368
Camden Property Trust	Residential REITs	2,425	240,778
Campbell Soup Co.	Food Products	4,850	209,666
Capital One Financial Corp.	Consumer Finance	9,215	1,208,271
Cardinal Health, Inc.	Health Care Providers & Services	6,305	635,544
Carlyle Group, Inc.	Capital Markets	5,335	217,081
[a] CarMax, Inc.	Specialty Retail	3,880	297,751

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Carnival Corp.	Hotels, Restaurants & Leisure	23,280	431,611
Carrier Global Corp.	Building Products	20,370	1,170,256
Caterpillar, Inc.	Machinery	12,589	3,722,190
[a] CBRE Group, Inc., Class A	Real Estate Management & Development	7,275	677,230
CDW Corp.	Electronic Equipment, Instruments & Components	3,395	771,751
Celanese Corp.	Chemicals	2,425	376,772
Cencora, Inc.	Health Care Providers & Services	3,880	796,874
[a] Centene Corp.	Health Care Providers & Services	13,095	971,780
CenterPoint Energy, Inc.	Multi-Utilities	15,035	429,550
[a] Ceridian HCM Holding, Inc.	Professional Services	3,880	260,426
CF Industries Holdings, Inc.	Chemicals	4,850	385,575
CH Robinson Worldwide, Inc.	Air Freight & Logistics	2,910	251,395
[a] Charles River Laboratories International, Inc.	Life Sciences Tools & Services	970	229,308
Charles Schwab Corp.	Capital Markets	34,920	2,402,496
[a] Charter Communications, Inc., Class A	Media	2,425	942,549
Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	5,820	993,532
Chevron Corp.	Oil, Gas & Consumable Fuels	43,165	6,438,491
[a] Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	608	1,390,472
Chubb Ltd.	Insurance	9,215	2,082,590
Church & Dwight Co., Inc.	Household Products	5,820	550,339
Cigna Group	Health Care Providers & Services	6,790	2,033,265
Cincinnati Financial Corp.	Insurance	3,880	401,425
Cintas Corp.	Commercial Services & Supplies	1,940	1,169,160
Cisco Systems, Inc.	Communications Equipment	99,425	5,022,951
Citigroup, Inc.	Banks	46,560	2,395,046
Citizens Financial Group, Inc.	Banks	10,670	353,604
Clorox Co.	Household Products	2,910	414,937
[a] Cloudflare, Inc., Class A	IT Services	7,275	605,717
CME Group, Inc.	Capital Markets	8,730	1,838,538
CMS Energy Corp.	Multi-Utilities	7,275	422,459
Coca-Cola Co.	Beverages	96,030	5,659,048
Cognizant Technology Solutions Corp., Class A	IT Services	12,610	952,433
[a] Coinbase Global, Inc., Class A	Capital Markets	4,365	759,161
Colgate-Palmolive Co.	Household Products	19,885	1,585,033
Comcast Corp., Class A	Media	97,970	4,295,984
Conagra Brands, Inc.	Food Products	11,640	333,602
ConocoPhillips	Oil, Gas & Consumable Fuels	29,100	3,377,637
Consolidated Edison, Inc.	Multi-Utilities	8,245	750,048
Constellation Brands, Inc., Class A	Beverages	3,880	937,990
Constellation Energy Corp.	Electric Utilities	7,760	907,066
Cooper Cos., Inc.	Health Care Equipment & Supplies	1,149	434,828
[a] Copart, Inc.	Commercial Services & Supplies	20,370	998,130
Corebridge Financial, Inc.	Financial Services	3,880	84,041
Corning, Inc.	Electronic Equipment, Instruments & Components	18,430	561,194
Corteva, Inc.	Chemicals	17,460	836,683
[a] CoStar Group, Inc.	Real Estate Management & Development	9,700	847,683
Costco Wholesale Corp.	Consumer Staples Distribution & Retail	10,670	7,043,054
Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	18,915	482,711
[a] Coupang, Inc.	Broadline Retail	27,645	447,573
[a] Crowdstrike Holdings, Inc., Class A	Software	5,335	1,362,132
Crown Castle, Inc.	Specialized REITs	10,670	1,229,077
Crown Holdings, Inc.	Containers & Packaging	2,910	267,982
CSX Corp.	Ground Transportation	48,500	1,681,495
Cummins, Inc.	Machinery	3,395	813,340
CVS Health Corp.	Health Care Providers & Services	31,525	2,489,214
Danaher Corp.	Life Sciences Tools & Services	16,490	3,814,797
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,910	478,113
[a] Datadog, Inc., Class A	Software	6,790	824,170
Deere & Co.	Machinery	6,305	2,521,180
Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	5,820	445,230
Delta Air Lines, Inc.	Passenger Airlines	15,520	624,370
Devon Energy Corp.	Oil, Gas & Consumable Fuels	15,520	703,056
[a] Dexcom, Inc.	Health Care Equipment & Supplies	9,215	1,143,489
Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	4,365	676,924

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Digital Realty Trust, Inc.	Specialized REITs	7,275	979,069
Discover Financial Services	Consumer Finance	6,305	708,682
[a] DocuSign, Inc.	Software	4,850	288,333
Dollar General Corp.	Consumer Staples Distribution & Retail	5,335	725,293
[a] Dollar Tree, Inc.	Consumer Staples Distribution & Retail	4,850	688,942
Dominion Energy, Inc.	Multi-Utilities	20,370	957,390
Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	970	399,863
[a] DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	6,790	671,463
Dover Corp.	Machinery	3,395	522,185
Dow, Inc.	Chemicals	16,975	930,909
DR Horton, Inc.	Household Durables	7,275	1,105,654
DTE Energy Co.	Multi-Utilities	4,850	534,761
Duke Energy Corp.	Electric Utilities	18,915	1,835,512
DuPont de Nemours, Inc.	Chemicals	10,670	820,843
[a] Dynatrace, Inc.	Software	5,335	291,771
East West Bancorp, Inc.	Banks	3,395	244,270
Eastman Chemical Co.	Chemicals	2,910	261,376
Eaton Corp. PLC	Electrical Equipment	9,700	2,335,954
eBay, Inc.	Broadline Retail	12,610	550,048
Ecolab, Inc.	Chemicals	5,820	1,154,397
Edison International	Electric Utilities	9,215	658,780
[a] Edwards Lifesciences Corp.	Health Care Equipment & Supplies	14,550	1,109,437
Electronic Arts, Inc.	Entertainment	5,820	796,234
Elevance Health, Inc.	Health Care Providers & Services	5,335	2,515,773
Eli Lilly & Co.	Pharmaceuticals	20,607	12,012,232
Emerson Electric Co.	Electrical Equipment	14,065	1,368,946
[a] Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	3,395	448,615
Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,395	406,789
Entergy Corp.	Electric Utilities	5,335	539,849
EOG Resources, Inc.	Oil, Gas & Consumable Fuels	14,065	1,701,162
[a] EPAM Systems, Inc.	IT Services	1,455	432,630
EQT Corp.	Oil, Gas & Consumable Fuels	8,730	337,502
Equifax, Inc.	Professional Services	2,910	719,614
Equinix, Inc.	Specialized REITs	2,261	1,820,987
Equitable Holdings, Inc.	Financial Services	8,245	274,559
Equity LifeStyle Properties, Inc.	Residential REITs	4,365	307,907
Equity Residential	Residential REITs	9,215	563,589
Essex Property Trust, Inc.	Residential REITs	1,455	360,753
Estee Lauder Cos., Inc., Class A	Personal Care Products	5,820	851,175
[a] Etsy, Inc.	Broadline Retail	2,910	235,856
Everest Group Ltd.	Insurance	970	342,973
Evergy, Inc.	Electric Utilities	5,335	278,487
Eversource Energy	Electric Utilities	8,730	538,816
[a] Exact Sciences Corp.	Biotechnology	4,365	322,923
Exelon Corp.	Electric Utilities	24,250	870,575
[a] Expedia Group, Inc.	Hotels, Restaurants & Leisure	3,395	515,327
Expeditors International of Washington, Inc.	Air Freight & Logistics	3,395	431,844
Extra Space Storage, Inc.	Specialized REITs	4,850	777,600
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	97,464	9,744,451
[a] F5, Inc.	Communications Equipment	1,455	260,416
FactSet Research Systems, Inc.	Capital Markets	970	462,739
[a] Fair Isaac Corp.	Software	485	564,545
Fastenal Co.	Trading Companies & Distributors	14,065	910,990
Federal Realty Investment Trust	Retail REITs	1,940	199,917
FedEx Corp.	Air Freight & Logistics	5,820	1,472,285
Ferguson PLC	Trading Companies & Distributors	4,850	936,389
Fidelity National Financial, Inc.	Insurance	6,305	321,681
Fidelity National Information Services, Inc.	Financial Services	14,550	874,018
Fifth Third Bancorp	Banks	15,520	535,285
First Citizens BancShares, Inc., Class A	Banks	283	401,569
[a] First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,425	417,779
FirstEnergy Corp.	Electric Utilities	12,125	444,503
[a] Fiserv, Inc.	Financial Services	13,580	1,803,967
[a] FleetCor Technologies, Inc.	Financial Services	1,455	411,198
[a] Flex Ltd.	Electronic Equipment, Instruments & Components	11,640	354,554

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Ford Motor Co.	Automobiles	95,545	1,164,694
[a] Fortinet, Inc.	Software	16,005	936,773
Fortive Corp.	Machinery	8,730	642,790
Fox Corp., Class A	Media	6,305	187,069
Fox Corp., Class B	Media	3,395	93,872
Franklin Resources, Inc.	Capital Markets	6,790	202,274
Freeport-McMoRan, Inc.	Metals & Mining	34,435	1,465,898
Garmin Ltd.	Household Durables	3,880	498,735
[a] Gartner, Inc.	IT Services	1,940	875,153
GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	9,215	712,504
Gen Digital, Inc.	Software	13,580	309,896
General Dynamics Corp.	Aerospace & Defense	5,820	1,511,279
General Electric Co.	Industrial Conglomerates	25,705	3,280,729
General Mills, Inc.	Food Products	14,550	947,787
General Motors Co.	Automobiles	33,465	1,202,063
Genuine Parts Co.	Distributors	3,395	470,208
Gilead Sciences, Inc.	Biotechnology	30,555	2,475,261
Global Payments, Inc.	Financial Services	5,820	739,140
Globe Life, Inc.	Insurance	2,119	257,925
[a] GoDaddy, Inc., Class A	IT Services	3,395	360,413
Goldman Sachs Group, Inc.	Capital Markets	7,760	2,993,575
Halliburton Co.	Energy Equipment & Services	21,825	788,974
Hartford Financial Services Group, Inc.	Insurance	6,790	545,780
HCA Healthcare, Inc.	Health Care Providers & Services	4,850	1,312,798
Healthpeak Properties, Inc.	Health Care REITs	12,610	249,678
HEICO Corp.	Aerospace & Defense	970	173,504
HEICO Corp., Class A	Aerospace & Defense	1,940	276,334
[a] Henry Schein, Inc.	Health Care Providers & Services	2,910	220,316
Hershey Co.	Food Products	3,859	719,472
Hess Corp.	Oil, Gas & Consumable Fuels	6,790	978,846
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	31,040	527,059
Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,820	1,059,764
[a] Hologic, Inc.	Health Care Equipment & Supplies	5,820	415,839
Home Depot, Inc.	Specialty Retail	24,250	8,403,837
Honeywell International, Inc.	Industrial Conglomerates	16,005	3,356,409
Hormel Foods Corp.	Food Products	7,275	233,600
Host Hotels & Resorts, Inc.	Hotel & Resort REITs	16,975	330,503
Howmet Aerospace, Inc.	Aerospace & Defense	9,700	524,964
HP, Inc.	Technology Hardware, Storage & Peripherals	21,825	656,714
Hubbell, Inc., Class B	Electrical Equipment	970	319,062
[a] HubSpot, Inc.	Software	1,149	667,040
Humana, Inc.	Health Care Providers & Services	2,910	1,332,227
Huntington Bancshares, Inc.	Banks	34,435	438,013
Huntington Ingalls Industries, Inc.	Aerospace & Defense	970	251,851
IDEX Corp.	Machinery	1,940	421,193
[a] IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,940	1,076,797
Illinois Tool Works, Inc.	Machinery	7,275	1,905,613
[a] Illumina, Inc.	Life Sciences Tools & Services	3,880	540,251
[a] Incyte Corp.	Biotechnology	4,365	274,078
Ingersoll Rand, Inc.	Machinery	9,215	712,688
[a] Insulet Corp.	Health Care Equipment & Supplies	1,940	420,941
Intel Corp.	Semiconductors & Semiconductor Equipment	103,305	5,191,076
Intercontinental Exchange, Inc.	Capital Markets	14,065	1,806,368
International Business Machines Corp.	IT Services	22,310	3,648,800
International Flavors & Fragrances, Inc.	Chemicals	6,305	510,516
International Paper Co.	Containers & Packaging	8,730	315,590
Interpublic Group of Cos., Inc.	Media	9,215	300,778
Intuit, Inc.	Software	6,305	3,940,814
[a] Intuitive Surgical, Inc.	Health Care Equipment & Supplies	8,245	2,781,533
Invitation Homes, Inc.	Residential REITs	14,065	479,757
[a] IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,365	1,009,974
Iron Mountain, Inc.	Specialized REITs	6,790	475,164
J M Smucker Co.	Food Products	2,425	306,472
Jack Henry & Associates, Inc.	Financial Services	1,940	317,015
Jacobs Solutions, Inc.	Professional Services	2,910	377,718

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Jazz Pharmaceuticals PLC	Pharmaceuticals	1,455	178,965
JB Hunt Transport Services, Inc.	Ground Transportation	1,940	387,496
Johnson & Johnson	Pharmaceuticals	58,685	9,198,287
Johnson Controls International PLC	Building Products	16,490	950,484
JPMorgan Chase & Co.	Banks	70,325	11,962,282
Juniper Networks, Inc.	Communications Equipment	8,245	243,063
Kellanova	Food Products	6,305	352,513
Kenvue, Inc.	Personal Care Products	42,680	918,900
Keurig Dr Pepper, Inc.	Beverages	24,250	808,010
KeyCorp	Banks	22,310	321,264
[a] Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,365	694,428
Kimberly-Clark Corp.	Household Products	8,245	1,001,850
Kimco Realty Corp.	Retail REITs	15,035	320,396
Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	48,015	846,985
KKR & Co., Inc.	Capital Markets	16,005	1,326,014
KLA Corp.	Semiconductors & Semiconductor Equipment	3,395	1,973,513
Kraft Heinz Co.	Food Products	19,885	735,347
Kroger Co.	Consumer Staples Distribution & Retail	16,490	753,758
L3Harris Technologies, Inc.	Aerospace & Defense	4,365	919,356
Laboratory Corp. of America Holdings	Health Care Providers & Services	2,119	481,628
Lam Research Corp.	Semiconductors & Semiconductor Equipment	3,192	2,500,166
Lamb Weston Holdings, Inc.	Food Products	3,395	366,966
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	7,275	358,003
Lear Corp.	Automobile Components	1,455	205,461
Leidos Holdings, Inc.	Professional Services	3,395	367,475
Lennar Corp., Class A	Household Durables	6,305	939,697
Lennox International, Inc.	Building Products	970	434,094
[a] Liberty Broadband Corp., Class A	Media	485	39,110
[a] Liberty Broadband Corp., Class C	Media	2,910	234,517
[a] Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	485	28,120
[a] Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	4,850	306,181
[a] Liberty Media Corp.-Liberty SiriusXM, Class A	Media	1,940	55,756
[a] Liberty Media Corp.-Liberty SiriusXM, Class C	Media	3,880	111,666
Linde PLC	Chemicals	11,819	4,854,181
[a] Live Nation Entertainment, Inc.	Entertainment	3,395	317,772
LKQ Corp.	Distributors	6,305	301,316
Lockheed Martin Corp.	Aerospace & Defense	5,335	2,418,035
Loews Corp.	Insurance	4,365	303,760
Lowe’s Cos., Inc.	Specialty Retail	14,065	3,130,166
LPL Financial Holdings, Inc.	Capital Markets	1,940	441,583
[a,c] Lucid Group, Inc.	Automobiles	19,885	83,716
[a] Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,910	1,487,854
LyondellBasell Industries NV, Class A	Chemicals	6,305	599,479
M&T Bank Corp.	Banks	4,059	556,408
Marathon Oil Corp.	Oil, Gas & Consumable Fuels	14,065	339,810
Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	9,215	1,367,137
[a] Markel Group, Inc.	Insurance	289	410,351
MarketAxess Holdings, Inc.	Capital Markets	970	284,065
Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	6,305	1,421,841
Marsh & McLennan Cos., Inc.	Insurance	12,125	2,297,324
Martin Marietta Materials, Inc.	Construction Materials	1,455	725,914
Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	20,370	1,228,515
Masco Corp.	Building Products	5,335	357,338
Mastercard, Inc., Class A	Financial Services	20,370	8,688,009
[a] Match Group, Inc.	Interactive Media & Services	6,790	247,835
McCormick & Co., Inc.	Food Products	6,305	431,388
McDonald’s Corp.	Hotels, Restaurants & Leisure	17,460	5,177,065
McKesson Corp.	Health Care Providers & Services	3,395	1,571,817
Medtronic PLC	Health Care Equipment & Supplies	32,495	2,676,938
Merck & Co., Inc.	Pharmaceuticals	62,080	6,767,962
[a] Meta Platforms, Inc., Class A	Interactive Media & Services	54,320	19,227,107
MetLife, Inc.	Insurance	15,520	1,026,338
[a] Mettler-Toledo International, Inc.	Life Sciences Tools & Services	534	647,721

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] MGM Resorts International	Hotels, Restaurants & Leisure	6,790	303,377
Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	13,095	1,180,907
Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	26,675	2,276,444
Microsoft Corp.	Software	181,390	68,209,896
Mid-America Apartment Communities, Inc.	Residential REITs	2,910	391,279
[a] Moderna, Inc.	Biotechnology	7,760	771,732
[a] Molina Healthcare, Inc.	Health Care Providers & Services	1,455	525,706
Molson Coors Beverage Co., Class B	Beverages	4,365	267,182
Mondelez International, Inc., Class A	Food Products	33,465	2,423,870
[a] MongoDB, Inc.	IT Services	1,455	594,877
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	970	611,857
[a] Monster Beverage Corp.	Beverages	18,915	1,089,693
Moody’s Corp.	Capital Markets	3,880	1,515,373
Morgan Stanley	Capital Markets	31,040	2,894,480
Mosaic Co.	Chemicals	8,245	294,594
Motorola Solutions, Inc.	Communications Equipment	3,880	1,214,789
MSCI, Inc.	Capital Markets	1,940	1,097,361
Nasdaq, Inc.	Capital Markets	9,700	563,958
NetApp, Inc.	Technology Hardware, Storage & Peripherals	5,335	470,334
[a] Netflix, Inc.	Entertainment	10,670	5,195,010
[a] Neurocrine Biosciences, Inc.	Biotechnology	2,425	319,518
Newmont Corp.	Metals & Mining	28,130	1,164,301
News Corp., Class A	Media	9,215	226,228
News Corp., Class B	Media	2,910	74,845
NextEra Energy, Inc.	Electric Utilities	49,955	3,034,267
NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	29,585	3,212,043
NiSource, Inc.	Multi-Utilities	9,700	257,535
Norfolk Southern Corp.	Ground Transportation	5,514	1,303,399
Northern Trust Corp.	Capital Markets	4,850	409,243
Northrop Grumman Corp.	Aerospace & Defense	3,880	1,816,383
NRG Energy, Inc.	Electric Utilities	5,820	300,894
Nucor Corp.	Metals & Mining	5,820	1,012,913
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	58,200	28,821,804
[a] NVR, Inc.	Household Durables	71	497,032
Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	16,490	984,618
[a] Okta, Inc.	IT Services	3,880	351,256
Old Dominion Freight Line, Inc.	Ground Transportation	2,425	982,925
Omnicom Group, Inc.	Media	4,365	377,616
[a] ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	10,670	891,265
ONEOK, Inc.	Oil, Gas & Consumable Fuels	14,550	1,021,701
Oracle Corp.	Software	38,800	4,090,684
[a] O’Reilly Automotive, Inc.	Specialty Retail	1,421	1,350,064
Otis Worldwide Corp.	Machinery	10,185	911,252
Owens Corning	Building Products	1,940	287,566
PACCAR, Inc.	Machinery	12,610	1,231,366
Packaging Corp. of America	Containers & Packaging	1,940	316,045
[a] Palantir Technologies, Inc., Class A	Software	46,075	791,108
[a] Palo Alto Networks, Inc.	Software	7,760	2,288,269
Parker-Hannifin Corp.	Machinery	2,910	1,340,637
Paychex, Inc.	Professional Services	7,760	924,294
Paycom Software, Inc.	Professional Services	1,149	237,521
[a] Paylocity Holding Corp.	Professional Services	970	159,905
[a] PayPal Holdings, Inc.	Financial Services	26,190	1,608,328
Pentair PLC	Machinery	3,880	282,115
PepsiCo, Inc.	Beverages	33,465	5,683,696
Pfizer, Inc.	Pharmaceuticals	137,740	3,965,535
PG&E Corp.	Electric Utilities	52,380	944,411
Philip Morris International, Inc.	Tobacco	37,830	3,559,046
Phillips 66	Oil, Gas & Consumable Fuels	10,670	1,420,604
Pinnacle West Capital Corp.	Electric Utilities	2,910	209,054
[a] Pinterest, Inc., Class A	Interactive Media & Services	13,580	503,003
Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	5,820	1,308,802
PNC Financial Services Group, Inc.	Banks	9,700	1,502,045
Pool Corp.	Distributors	970	386,749
PPG Industries, Inc.	Chemicals	5,820	870,381

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

PPL Corp.	Electric Utilities	17,460	473,166
Principal Financial Group, Inc.	Insurance	5,820	457,859
Procter & Gamble Co.	Household Products	57,715	8,457,556
Progressive Corp.	Insurance	14,065	2,240,273
Prologis, Inc.	Industrial REITs	22,795	3,038,573
Prudential Financial, Inc.	Insurance	8,730	905,388
[a] PTC, Inc.	Software	2,910	509,134
Public Service Enterprise Group, Inc.	Multi-Utilities	12,125	741,444
Public Storage	Specialized REITs	3,880	1,183,400
PulteGroup, Inc.	Household Durables	5,335	550,679
[a] Qorvo, Inc.	Semiconductors & Semiconductor Equipment	2,425	273,079
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	27,160	3,928,151
Quanta Services, Inc.	Construction & Engineering	3,395	732,641
Quest Diagnostics, Inc.	Health Care Providers & Services	2,910	401,231
Raymond James Financial, Inc.	Capital Markets	4,365	486,698
Realty Income Corp.	Retail REITs	17,945	1,030,402
Regency Centers Corp.	Retail REITs	3,880	259,960
[a] Regeneron Pharmaceuticals, Inc.	Biotechnology	2,608	2,290,580
Regions Financial Corp.	Banks	22,310	432,368
Reinsurance Group of America, Inc.	Insurance	1,455	235,390
Republic Services, Inc.	Commercial Services & Supplies	4,850	799,813
ResMed, Inc.	Health Care Equipment & Supplies	3,395	584,008
Revvity, Inc.	Life Sciences Tools & Services	2,910	318,092
[a] Rivian Automotive, Inc., Class A	Automobiles	15,520	364,099
[a] ROBLOX Corp., Class A	Entertainment	11,640	532,181
Rockwell Automation, Inc.	Electrical Equipment	2,910	903,497
Rollins, Inc.	Commercial Services & Supplies	7,275	317,699
Roper Technologies, Inc.	Software	2,425	1,322,037
Ross Stores, Inc.	Specialty Retail	7,760	1,073,906
[a] Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	5,820	753,632
Royalty Pharma PLC, Class A	Pharmaceuticals	9,215	258,849
RTX Corp.	Aerospace & Defense	34,920	2,938,169
S&P Global, Inc.	Capital Markets	7,760	3,418,435
[a] Salesforce, Inc.	Software	23,765	6,253,522
SBA Communications Corp.	Specialized REITs	2,604	660,609
Schlumberger NV	Energy Equipment & Services	34,435	1,791,997
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	5,335	455,449
Sempra	Multi-Utilities	15,499	1,158,240
[a] ServiceNow, Inc.	Software	4,850	3,426,476
Sherwin-Williams Co.	Chemicals	5,820	1,815,258
Simon Property Group, Inc.	Retail REITs	7,760	1,106,886
[c] Sirius XM Holdings, Inc.	Media	15,035	82,241
Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	3,880	436,190
[a] Snap, Inc., Class A	Interactive Media & Services	24,250	410,553
Snap-on, Inc.	Machinery	1,455	420,262
[a] Snowflake, Inc., Class A	IT Services	7,275	1,447,725
Southern Co.	Electric Utilities	25,705	1,802,435
Southern Copper Corp.	Metals & Mining	1,940	166,976
Southwest Airlines Co.	Passenger Airlines	14,550	420,204
[a] Splunk, Inc.	Software	3,395	517,228
SS&C Technologies Holdings, Inc.	Professional Services	5,335	326,022
Stanley Black & Decker, Inc.	Machinery	3,880	380,628
Starbucks Corp.	Hotels, Restaurants & Leisure	27,645	2,654,196
State Street Corp.	Capital Markets	7,760	601,090
Steel Dynamics, Inc.	Metals & Mining	3,880	458,228
STERIS PLC	Health Care Equipment & Supplies	2,425	533,136
Stryker Corp.	Health Care Equipment & Supplies	8,730	2,614,286
Sun Communities, Inc.	Residential REITs	2,910	388,922
Synchrony Financial	Consumer Finance	9,700	370,443
[a] Synopsys, Inc.	Software	3,574	1,840,288
Sysco Corp.	Consumer Staples Distribution & Retail	12,610	922,169
T Rowe Price Group, Inc.	Capital Markets	5,335	574,526
[a] Take-Two Interactive Software, Inc.	Entertainment	3,880	624,486
Targa Resources Corp.	Oil, Gas & Consumable Fuels	5,335	463,451
Target Corp.	Consumer Staples Distribution & Retail	11,155	1,588,695

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	7,275	1,022,137
[a] Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	1,149	512,787
Teleflex, Inc.	Health Care Equipment & Supplies	1,149	286,492
Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,880	421,058
[a] Tesla, Inc.	Automobiles	67,415	16,751,279
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	22,289	3,799,383
Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	144	226,433
Textron, Inc.	Aerospace & Defense	4,850	390,037
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	9,416	4,997,919
TJX Cos., Inc.	Specialty Retail	27,645	2,593,377
T-Mobile U.S., Inc.	Wireless Telecommunication Services	11,640	1,866,241
Tractor Supply Co.	Specialty Retail	2,604	559,938
[a] Trade Desk, Inc., Class A	Media	11,155	802,714
Trane Technologies PLC	Building Products	5,514	1,344,865
TransDigm Group, Inc.	Aerospace & Defense	1,300	1,315,080
TransUnion	Professional Services	4,850	333,244
Travelers Cos., Inc.	Insurance	5,335	1,016,264
[a] Trimble, Inc.	Electronic Equipment, Instruments & Components	5,820	309,624
Truist Financial Corp.	Banks	32,495	1,199,715
[a] Twilio, Inc., Class A	IT Services	4,365	331,173
[a] Tyler Technologies, Inc.	Software	970	405,576
Tyson Foods, Inc., Class A	Food Products	6,790	364,963
U.S. Bancorp	Banks	37,830	1,637,282
[a] Uber Technologies, Inc.	Ground Transportation	48,500	2,986,145
UDR, Inc.	Residential REITs	7,760	297,130
[a] Ulta Beauty, Inc.	Specialty Retail	1,149	562,999
Union Pacific Corp.	Ground Transportation	15,035	3,692,897
[a] United Airlines Holdings, Inc.	Passenger Airlines	7,760	320,178
United Parcel Service, Inc., Class B	Air Freight & Logistics	17,460	2,745,236
United Rentals, Inc.	Trading Companies & Distributors	1,634	936,968
UnitedHealth Group, Inc.	Health Care Providers & Services	22,310	11,745,546
[a] Unity Software, Inc.	Software	5,820	237,980
Universal Health Services, Inc., Class B	Health Care Providers & Services	1,455	221,800
Vail Resorts, Inc.	Hotels, Restaurants & Leisure	970	207,066
Valero Energy Corp.	Oil, Gas & Consumable Fuels	8,245	1,071,850
[a] Veeva Systems, Inc., Class A	Health Care Technology	3,395	653,605
Ventas, Inc.	Health Care REITs	9,700	483,448
Veralto Corp.	Commercial Services & Supplies	5,820	478,753
[a] VeriSign, Inc.	IT Services	2,119	436,429
Verisk Analytics, Inc.	Professional Services	3,395	810,930
Verizon Communications, Inc.	Diversified Telecommunication Services	102,314	3,857,238
[a] Vertex Pharmaceuticals, Inc.	Biotechnology	6,305	2,565,441
Viatris, Inc.	Pharmaceuticals	29,100	315,153
VICI Properties, Inc.	Specialized REITs	25,220	804,014
Visa, Inc., Class A	Financial Services	38,800	10,101,580
Vistra Corp.	Independent Power Producers & Energy Traders	8,245	317,597
Vulcan Materials Co.	Construction Materials	2,910	660,599
W R Berkley Corp.	Insurance	4,850	342,992
Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	17,460	455,881
Walmart, Inc.	Consumer Staples Distribution & Retail	35,405	5,581,598
Walt Disney Co.	Entertainment	44,620	4,028,740
Waste Management, Inc.	Commercial Services & Supplies	8,909	1,595,602
[a] Waters Corp.	Life Sciences Tools & Services	1,455	479,030
Watsco, Inc.	Trading Companies & Distributors	970	415,616
WEC Energy Group, Inc.	Multi-Utilities	7,760	653,159
Wells Fargo & Co.	Banks	88,755	4,368,521
Welltower, Inc.	Health Care REITs	13,580	1,224,509
West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,940	683,113
[a] Western Digital Corp.	Technology Hardware, Storage & Peripherals	7,760	406,391
Westinghouse Air Brake Technologies Corp.	Machinery	4,365	553,919
Westlake Corp.	Chemicals	970	135,761
Westrock Co.	Containers & Packaging	5,820	241,646
Weyerhaeuser Co.	Specialized REITs	17,460	607,084
Williams Cos., Inc.	Oil, Gas & Consumable Fuels	29,585	1,030,446
Willis Towers Watson PLC	Insurance	2,425	584,910

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Workday, Inc., Class A	Software	4,850	1,338,891
WP Carey, Inc.	Diversified REITs	5,335	345,761
WW Grainger, Inc.	Trading Companies & Distributors	970	803,829
Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	2,425	220,942
Xcel Energy, Inc.	Electric Utilities	13,580	840,738
Xylem, Inc.	Machinery	5,820	665,575
Yum! Brands, Inc.	Hotels, Restaurants & Leisure	6,790	887,181
[a] Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,455	397,695
[a] Zillow Group, Inc., Class A	Real Estate Management & Development	1,455	82,528
[a] Zillow Group, Inc., Class C	Real Estate Management & Development	3,880	224,497
Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,850	590,245
Zoetis, Inc.	Pharmaceuticals	11,155	2,201,662
[a] Zoom Video Communications, Inc., Class A	Software	5,820	418,516
[a] Zscaler, Inc.	Software	2,425	537,283

			1,004,831,029

Total Common Stocks (Cost $861,598,175)			1,008,434,415

Preferred Stock 0.0%†
Russia 0.0%†
[b,d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—

Total Preferred Stocks (Cost $6,128)			—

Total Investments before Short-Term Investments (Cost $861,604,303)			1,008,434,415

Short-Term Investments 0.1%

Investments from Cash Collateral Received for Loaned Securities 0.0%†
United States 0.0%†

[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	Money Market Funds	128,950	128,950

Money Market Funds 0.1%
United States 0.1%

[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	Money Market Funds	754,712	754,712

Total Short-Term Investments (Cost $883,662)			883,662

Total Investments (Cost $862,487,965) 99.9%			1,009,318,077

Other Assets, less Liabilities 0.1%			1,291,548

Net Assets 100.0%			$1,010,609,625

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cA portion or all of the security is on loan at December 31, 2023.

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
S&P 500 E-Mini	Long	6	$1,446,000	3/15/24	$20,928

*As of period end.

Abbreviations

Selected Portfolio

REIT  – Real Estate Investment Trust

SBA   –   Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Large Cap Multifactor Index ETF	Shares	Value
Common Stocks 99.8%
Communication Services 7.6%
[a] Alphabet, Inc., Class A	158,595	$22,154,136
[a] Alphabet, Inc., Class C	135,800	19,138,294
Comcast Corp., Class A	281,785	12,356,272
[a] Meta Platforms, Inc., Class A	53,835	19,055,437
New York Times Co., Class A	23,765	1,164,247
Verizon Communications, Inc.	383,635	14,463,039

		88,331,425

Consumer Discretionary 10.2%
[a] Amazon.com, Inc.	201,275	30,581,723
[a] AutoNation, Inc.	8,245	1,238,234
[a] Booking Holdings, Inc.	3,757	13,326,906
[a] Chipotle Mexican Grill, Inc.	2,186	4,999,295
Darden Restaurants, Inc.	9,215	1,514,024
[a] Deckers Outdoor Corp.	2,425	1,620,943
Domino’s Pizza, Inc.	3,142	1,295,227
DR Horton, Inc.	32,980	5,012,300
[a] Expedia Group, Inc.	8,245	1,251,509
Garmin Ltd.	9,215	1,184,496
Gentex Corp.	36,375	1,188,007
[a] Grand Canyon Education, Inc.	8,245	1,088,670
H&R Block, Inc.	24,250	1,172,972
Lennar Corp., Class A	25,705	3,831,073
Lennar Corp., Class B	9,700	1,300,285
Macy’s, Inc.	69,840	1,405,181
Marriott International, Inc., Class A	15,035	3,390,543
Murphy USA, Inc.	2,910	1,037,590
[a] NVR, Inc.	324	2,268,146
[a] O’Reilly Automotive, Inc.	6,098	5,793,588
Penske Automotive Group, Inc.	7,275	1,167,710
PulteGroup, Inc.	23,765	2,453,023
[a] Tesla, Inc.	57,715	14,341,023
Texas Roadhouse, Inc.	9,700	1,185,631
TJX Cos., Inc.	104,760	9,827,536
Toll Brothers, Inc.	13,580	1,395,888
[a] TopBuild Corp.	3,736	1,398,235
Williams-Sonoma, Inc.	7,760	1,565,813

		117,835,571

Consumer Staples 4.2%
Albertsons Cos., Inc., Class A	50,925	1,171,275
Altria Group, Inc.	198,365	8,002,044
Casey’s General Stores, Inc.	3,880	1,065,991
Colgate-Palmolive Co.	38,315	3,054,089
Ingredion, Inc.	10,670	1,158,015
Philip Morris International, Inc.	144,045	13,551,754
Procter & Gamble Co.	128,525	18,834,053
Spectrum Brands Holdings, Inc.	16,005	1,276,719

		48,113,940

Energy 2.1%
Antero Midstream Corp.	82,935	1,039,176
Chesapeake Energy Corp.	13,580	1,044,845
Marathon Petroleum Corp.	42,680	6,332,005
Ovintiv, Inc.	25,220	1,107,662
Phillips 66	40,255	5,359,551
Pioneer Natural Resources Co.	15,035	3,381,071
[a] Southwestern Energy Co.	167,810	1,099,155
TechnipFMC PLC	53,350	1,074,469

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Valero Energy Corp.	32,495	4,224,350

		24,662,284

Financials 9.3%
Aflac, Inc.	25,220	2,080,650
[a] Arch Capital Group Ltd.	33,950	2,521,466
Arthur J Gallagher & Co.	18,358	4,128,347
Assurant, Inc.	6,790	1,144,047
Assured Guaranty Ltd.	16,490	1,233,947
[a] Berkshire Hathaway, Inc., Class B	32,495	11,589,667
Cboe Global Markets, Inc.	8,245	1,472,227
Citigroup, Inc.	152,290	7,833,798
Evercore, Inc., Class A	7,275	1,244,389
First Citizens BancShares, Inc., Class A	1,106	1,569,381
JPMorgan Chase & Co.	63,535	10,807,303
Loews Corp.	15,520	1,080,037
LPL Financial Holdings, Inc.	7,275	1,655,935
Marsh & McLennan Cos., Inc.	32,495	6,156,828
Mastercard, Inc., Class A	46,560	19,858,306
MGIC Investment Corp.	62,565	1,206,879
Moody’s Corp.	13,580	5,303,805
New York Community Bancorp, Inc.	117,370	1,200,695
OneMain Holdings, Inc.	26,190	1,288,548
Primerica, Inc.	5,481	1,127,771
Reinsurance Group of America, Inc.	7,275	1,176,949
Rithm Capital Corp.	106,215	1,134,376
Synchrony Financial	39,770	1,518,816
Tradeweb Markets, Inc., Class A	11,640	1,057,843
Visa, Inc., Class A	65,475	17,046,416
Western Union Co.	95,060	1,133,115

		107,571,541

Health Care 15.1%
AbbVie, Inc.	119,310	18,489,471
Amgen, Inc.	38,315	11,035,486
Cardinal Health, Inc.	28,615	2,884,392
Chemed Corp.	1,951	1,140,847
Eli Lilly & Co.	30,795	17,951,022
Encompass Health Corp.	16,975	1,132,572
[a] Exelixis, Inc.	50,925	1,221,691
HCA Healthcare, Inc.	19,885	5,382,472
[a] ICON PLC, ADR	4,365	1,235,601
[a] IDEXX Laboratories, Inc.	7,760	4,307,188
[a] Intuitive Surgical, Inc.	27,645	9,326,317
Johnson & Johnson	129,495	20,297,046
Laboratory Corp. of America Holdings	5,335	1,212,592
McKesson Corp.	6,305	2,919,089
[a] Medpace Holdings, Inc.	3,880	1,189,336
Merck & Co., Inc.	167,810	18,294,646
[a] Molina Healthcare, Inc.	2,910	1,051,412
[a] Neurocrine Biosciences, Inc.	9,700	1,278,072
Organon & Co.	98,455	1,419,721
[a] Regeneron Pharmaceuticals, Inc.	10,670	9,371,354
STERIS PLC	6,305	1,386,154
Stryker Corp.	32,495	9,730,953
UnitedHealth Group, Inc.	24,250	12,766,898
[a] Vertex Pharmaceuticals, Inc.	27,645	11,248,474
West Pharmaceutical Services, Inc.	6,790	2,390,895
Zoetis, Inc.	31,040	6,126,365

		174,790,066

Industrials 9.8%
Allison Transmission Holdings, Inc.	20,855	1,212,718
Armstrong World Industries, Inc.	13,095	1,287,500
Broadridge Financial Solutions, Inc.	9,215	1,895,986

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Builders FirstSource, Inc.	15,035	2,509,943
Caterpillar, Inc.	32,495	9,607,797
[a] Clean Harbors, Inc.	6,790	1,184,923
[a] Copart, Inc.	84,390	4,135,110
Eaton Corp. PLC	26,675	6,423,874
EMCOR Group, Inc.	5,335	1,149,319
Expeditors International of Washington, Inc.	12,125	1,542,300
Fastenal Co.	36,375	2,356,009
FedEx Corp.	9,700	2,453,809
Fortune Brands Innovations, Inc.	16,005	1,218,621
General Electric Co.	81,480	10,399,292
Illinois Tool Works, Inc.	26,675	6,987,249
ITT, Inc.	10,185	1,215,274
Leidos Holdings, Inc.	10,185	1,102,424
Lennox International, Inc.	2,910	1,302,283
Lincoln Electric Holdings, Inc.	5,335	1,160,149
Masco Corp.	18,430	1,234,441
MSC Industrial Direct Co., Inc., Class A	11,155	1,129,555
nVent Electric PLC	20,855	1,232,322
Old Dominion Freight Line, Inc.	9,215	3,735,116
Oshkosh Corp.	11,155	1,209,314
Owens Corning	10,670	1,581,614
PACCAR, Inc.	58,200	5,683,230
Parker-Hannifin Corp.	5,820	2,681,274
Pentair PLC	16,975	1,234,252
Republic Services, Inc.	18,915	3,119,273
Robert Half, Inc.	13,580	1,193,954
Ryder System, Inc.	10,185	1,171,886
[a] Saia, Inc.	2,910	1,275,220
Science Applications International Corp.	9,215	1,145,609
Snap-on, Inc.	4,850	1,400,874
Trane Technologies PLC	9,700	2,365,830
[a] Trex Co., Inc.	15,520	1,284,901
[a] Uber Technologies, Inc.	80,510	4,957,001
United Rentals, Inc.	6,305	3,615,413
Waste Management, Inc.	42,680	7,643,988
Watsco, Inc.	3,395	1,454,656
WW Grainger, Inc.	4,698	3,893,186

		113,387,489

Information Technology 36.5%
[a] Adobe, Inc.	29,100	17,361,060
[a] Akamai Technologies, Inc.	12,125	1,434,994
Amphenol Corp., Class A	24,735	2,451,981
Apple, Inc.	437,470	84,226,099
Applied Materials, Inc.	88,270	14,305,919
[a] Arista Networks, Inc.	27,160	6,396,452
Avnet, Inc.	23,765	1,197,756
Broadcom, Inc.	22,392	24,995,070
[a] Cadence Design Systems, Inc.	28,130	7,661,768
CDW Corp.	5,335	1,212,752
Cisco Systems, Inc.	322,040	16,269,461
Cognizant Technology Solutions Corp., Class A	33,465	2,527,611
[a] Crowdstrike Holdings, Inc., Class A	9,215	2,352,774
[a] Dropbox, Inc., Class A	39,770	1,172,420
[a] Fair Isaac Corp.	2,425	2,822,724
[a] Gartner, Inc.	3,395	1,531,518
Hewlett Packard Enterprise Co.	132,890	2,256,472
HP,Inc.	91,180	2,743,606
Intel Corp.	289,060	14,525,265
International Business Machines Corp.	62,565	10,232,506
Intuit, Inc.	12,267	7,667,243
Jabil, Inc.	14,065	1,791,881
KLA Corp.	15,223	8,849,130
Lam Research Corp.	14,340	11,231,948

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Manhattan Associates, Inc.	7,275	1,566,453
Microchip Technology, Inc.	50,440	4,548,679
Microsoft Corp.	219,454	82,523,482
NetApp, Inc.	21,340	1,881,334
NVIDIA Corp.	50,660	25,087,845
Oracle Corp.	133,860	14,112,860
[a] Palo Alto Networks, Inc.	13,661	4,028,356
QUALCOMM, Inc.	107,185	15,502,167
Roper Technologies, Inc.	4,365	2,379,667
Skyworks Solutions, Inc.	14,065	1,581,187
[a] Synopsys, Inc.	14,728	7,583,595
Texas Instruments, Inc.	77,600	13,227,696
Vontier Corp.	32,980	1,139,459

		422,381,190

Materials 1.8%
Celanese Corp.	7,760	1,205,671
CF Industries Holdings, Inc.	19,885	1,580,858
Eagle Materials, Inc.	6,305	1,278,906
LyondellBasell Industries NV, Class A	26,675	2,536,259
NewMarket Corp.	1,940	1,058,910
Nucor Corp.	26,675	4,642,517
Packaging Corp. of America	6,790	1,106,159
Reliance Steel & Aluminum Co.	6,305	1,763,382
Southern Copper Corp.	15,520	1,335,806
Steel Dynamics, Inc.	17,945	2,119,305
U.S. Steel Corp.	31,040	1,510,096

		20,137,869

Real Estate 1.9%
Cousins Properties, Inc.	53,835	1,310,882
EastGroup Properties, Inc.	6,305	1,157,220
EPR Properties	24,735	1,198,411
Gaming & Leisure Properties, Inc.	24,250	1,196,738
Kilroy Realty Corp.	33,465	1,333,246
NET Lease Office Properties	67,415	1,245,829
NNN REIT, Inc.	27,160	1,170,596
Omega Healthcare Investors, Inc.	34,920	1,070,647
Public Storage	14,065	4,289,825
Simon Property Group, Inc.	30,555	4,358,365
Spirit Realty Capital, Inc.	26,675	1,165,431
STAG Industrial, Inc.	31,040	1,218,630
Vornado Realty Trust	47,045	1,329,021

		22,044,841

Utilities 1.3%
Atmos Energy Corp.	13,580	1,573,922
Consolidated Edison, Inc.	31,525	2,867,829
National Fuel Gas Co.	21,825	1,094,960
Pinnacle West Capital Corp.	14,550	1,045,272
Public Service Enterprise Group, Inc.	20,855	1,275,283
Southern Co.	80,995	5,679,370
Vistra Corp.	36,375	1,401,165

		14,937,801

Total Common Stocks (Cost $984,890,105)		1,154,194,017

Total Investments before Short-Term Investments (Cost $984,890,105)		1,154,194,017

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Short-Term Investments 0.1%
Money Market Funds 0.1%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	1,117,996	1,117,996

Total Short-Term Investments (Cost $1,117,996)		1,117,996

Total Investments (Cost $986,008,101) 99.9%		1,155,312,013

Other Assets, less Liabilities 0.1%		1,386,742

Net Assets 100.0%		$1,156,698,755

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
S&P 500 E-Mini	Long	9	$2,169,000	3/15/24	$28,389

*As of period end.

Selected Portfolio

ADR  – American Depositary Receipt

REIT   – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.2%
Communication Services 8.2%
[a] Alphabet, Inc., Class A	11,395	$1,591,768
Comcast Corp., Class A	34,837	1,527,602
[a] Liberty Broadband Corp., Class C	19,821	1,597,374
New York Times Co., Class A	33,705	1,651,208
TELUS Corp.	87,434	1,555,451
Verizon Communications, Inc.	41,448	1,562,590

		9,485,993

Consumer Discretionary 10.8%
[a] Amazon.com, Inc.	9,150	1,390,251
[a] AutoZone, Inc.	531	1,372,959
Home Depot, Inc.	3,997	1,385,160
Lowe’s Cos., Inc.	6,242	1,389,157
McDonald’s Corp.	4,840	1,435,109
[a] NVR, Inc.	202	1,414,091
Ross Stores, Inc.	10,357	1,433,305
Starbucks Corp.	14,400	1,382,544
Tractor Supply Co.	6,510	1,399,845

		12,602,421

Consumer Staples 5.9%
Coca-Cola Co.	19,215	1,132,340
Colgate-Palmolive Co.	14,468	1,153,244
Mondelez International, Inc., Class A	15,910	1,152,362
PepsiCo, Inc.	6,730	1,143,023
Philip Morris International, Inc.	11,865	1,116,259
Procter & Gamble Co.	7,733	1,133,194

		6,830,422

Energy 3.9%
Chevron Corp.	7,454	1,111,839
DT Midstream, Inc.	21,019	1,151,841
Exxon Mobil Corp.	10,976	1,097,381
Williams Cos., Inc.	32,233	1,122,675

		4,483,736

Financials 13.3%
Arthur J Gallagher & Co.	5,700	1,281,816
BlackRock, Inc.	1,597	1,296,444
[a] Fiserv, Inc.	9,514	1,263,840
Intercontinental Exchange, Inc.	10,344	1,328,480
JPMorgan Chase & Co.	7,579	1,289,188
Mastercard, Inc., Class A	3,009	1,283,368
MetLife, Inc.	19,282	1,275,119
Morgan Stanley	13,929	1,298,879
Nasdaq, Inc.	22,962	1,335,011
Progressive Corp.	8,120	1,293,354
S&P Global, Inc.	2,932	1,291,605
Visa, Inc., Class A	4,924	1,281,963

		15,519,067

Health Care 12.4%
Abbott Laboratories	11,915	1,311,484
AbbVie, Inc.	8,410	1,303,298
Amgen, Inc.	4,639	1,336,125
Becton Dickinson & Co.	5,369	1,309,123
Bristol-Myers Squibb Co.	24,791	1,272,026
CVS Health Corp.	16,940	1,337,582
Johnson & Johnson	8,257	1,294,202
Medtronic PLC	15,741	1,296,744

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Merck & Co., Inc.	12,131	1,322,522
Pfizer, Inc.	45,877	1,320,799
UnitedHealth Group, Inc.	2,465	1,297,748

		14,401,653

Industrials 9.5%
AMETEK, Inc.	7,412	1,222,165
Fastenal Co.	18,722	1,212,624
General Dynamics Corp.	4,770	1,238,626
Honeywell International, Inc.	5,919	1,241,273
IDEX Corp.	5,674	1,231,882
Illinois Tool Works, Inc.	4,683	1,226,665
Lockheed Martin Corp.	2,704	1,225,561
Republic Services, Inc.	7,439	1,226,765
Verisk Analytics, Inc.	5,165	1,233,712

		11,059,273

Information Technology 27.6%
Accenture PLC, Class A	5,488	1,925,794
[a] Adobe, Inc.	3,090	1,843,494
Amphenol Corp., Class A	18,961	1,879,604
Analog Devices, Inc.	9,445	1,875,399
[a] ANSYS, Inc.	6,261	2,271,992
Apple, Inc.	9,488	1,826,725
Cisco Systems, Inc.	37,239	1,881,314
International Business Machines Corp.	11,566	1,891,619
Intuit, Inc.	3,006	1,878,840
[a] Keysight Technologies, Inc.	11,737	1,867,239
Microsoft Corp.	5,006	1,882,456
Oracle Corp.	17,587	1,854,198
[a] PTC, Inc.	10,865	1,900,940
Roper Technologies, Inc.	3,450	1,880,837
[a] Synopsys, Inc.	3,344	1,721,859
Texas Instruments, Inc.	11,089	1,890,231
Vontier Corp.	53,314	1,841,999

		32,114,540

Materials 2.6%
Air Products & Chemicals, Inc.	3,682	1,008,132
Ecolab, Inc.	5,098	1,011,188
Linde PLC	2,435	1,000,079

		3,019,399

Real Estate 2.8%
First Industrial Realty Trust, Inc.	20,299	1,069,148
Mid-America Apartment Communities, Inc.	7,959	1,070,167
Public Storage	3,638	1,109,590

		3,248,905

Utilities 2.2%
Duke Energy Corp.	9,055	878,697
NextEra Energy, Inc.	14,238	864,816
Southern Co.	12,302	862,616

		2,606,129

Total Common Stocks (Cost $101,324,689)		115,371,538

Total Investments before Short-Term Investments (Cost $101,324,689)		115,371,538

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Franklin U.S. Low Volatility ETF	Country	Principal Amount*	Value
Short-Term Investments 0.7%
U.S. Government & Agency Securities 0.7%
[b] Federal Home Loan Bank Discount Notes, 1/02/24	United States	$840,000	839,515

Total Short-Term Investments (Cost $839,879)			839,515

Total Investments (Cost $102,164,568) 99.9%			116,211,053
Other Assets, less Liabilities 0.1%			83,722

Net Assets 100.0%			$116,294,775

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Mid Cap Multifactor Index ETF	Shares	Value
Common Stocks 99.6%
Communication Services 1.8%
Electronic Arts, Inc.	28,188	$3,856,400
Omnicom Group, Inc.	35,844	3,100,864
[a] Playtika Holding Corp.	8,700	75,864
TKO Group Holdings, Inc.	5,220	425,848

		7,458,976

Consumer Discretionary 16.9%
Advance Auto Parts, Inc.	12,702	775,203
[a] AutoNation, Inc.	6,090	914,596
Bath & Body Works, Inc.	36,888	1,592,086
Best Buy Co., Inc.	41,238	3,228,111
Brunswick Corp.	11,484	1,111,077
Carter’s, Inc.	7,134	534,265
Choice Hotels International, Inc.	5,220	591,426
Columbia Sportswear Co.	5,916	470,559
[a] Crocs, Inc.	7,308	682,640
[a] Deckers Outdoor Corp.	4,076	2,724,521
Dick’s Sporting Goods, Inc.	11,136	1,636,435
DR Horton, Inc.	30,624	4,654,235
eBay, Inc.	42,978	1,874,700
Garmin Ltd.	28,014	3,600,920
Genuine Parts Co.	22,794	3,156,969
[a] Grand Canyon Education, Inc.	3,480	459,499
H&R Block, Inc.	29,058	1,405,535
Hasbro, Inc.	21,924	1,119,439
Kohl’s Corp.	17,226	494,042
LKQ Corp.	41,934	2,004,026
Macy’s, Inc.	50,808	1,022,257
[a] Mister Car Wash, Inc.	8,526	73,665
Murphy USA, Inc.	2,610	930,622
Nordstrom, Inc.	19,836	365,974
[a] NVR, Inc.	354	2,478,159
Penske Automotive Group, Inc.	3,828	614,432
Polaris, Inc.	10,266	972,909
Pool Corp.	6,612	2,636,271
PulteGroup, Inc.	34,626	3,574,096
Ralph Lauren Corp.	7,134	1,028,723
[a] Skechers USA, Inc., Class A	22,446	1,399,284
Tapestry, Inc.	47,676	1,754,954
Tempur Sealy International, Inc.	30,102	1,534,299
Texas Roadhouse, Inc.	10,440	1,276,081
Toll Brothers, Inc.	7,656	786,960
Tractor Supply Co.	18,444	3,966,013
[a] Ulta Beauty, Inc.	8,526	4,177,655
VF Corp.	52,548	987,902
[a] Victoria’s Secret & Co.	14,790	392,527
Williams-Sonoma, Inc.	14,616	2,949,216
Wingstop, Inc.	3,480	892,898
Yum! Brands, Inc.	30,972	4,046,802

		70,891,983

Consumer Staples 5.6%
Albertsons Cos., Inc., Class A	75,342	1,732,866
[a] BJ’s Wholesale Club Holdings, Inc.	22,620	1,507,849
Casey’s General Stores, Inc.	5,568	1,529,752
Church & Dwight Co., Inc.	36,540	3,455,223
Clorox Co.	21,924	3,126,143
[a] Dollar Tree, Inc.	26,970	3,831,089
Flowers Foods, Inc.	36,888	830,349

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Kroger Co.	88,044	4,024,491
Lamb Weston Holdings, Inc.	17,400	1,880,766
Walgreens Boots Alliance, Inc.	53,592	1,399,287

		23,317,815

Energy 6.3%
Antero Midstream Corp.	61,596	771,798
APA Corp.	42,978	1,542,051
Chesapeake Energy Corp.	25,056	1,927,809
Coterra Energy, Inc., Class A	116,406	2,970,681
Devon Energy Corp.	86,652	3,925,335
Diamondback Energy, Inc.	25,230	3,912,668
HF Sinclair Corp.	20,706	1,150,632
Ovintiv, Inc.	45,588	2,002,225
Phillips 66	30,276	4,030,947
Range Resources Corp.	41,412	1,260,581
[a] Southwestern Energy Co.	203,058	1,330,030
Texas Pacific Land Corp.	1,044	1,641,638

		26,466,395

Financials 11.8%
Affiliated Managers Group, Inc.	6,786	1,027,536
Allstate Corp.	28,362	3,970,113
Ally Financial, Inc.	46,458	1,622,313
Assured Guaranty Ltd.	8,178	611,960
Cincinnati Financial Corp.	26,100	2,700,306
CNA Financial Corp.	4,176	176,687
Discover Financial Services	37,584	4,224,442
Everest Group Ltd.	5,916	2,091,779
First American Financial Corp.	17,052	1,098,831
[a] FleetCor Technologies, Inc.	9,222	2,606,229
Globe Life, Inc.	17,226	2,096,749
Hanover Insurance Group, Inc.	6,960	845,083
Hartford Financial Services Group, Inc.	41,760	3,356,669
Janus Henderson Group PLC	21,750	655,762
Kinsale Capital Group, Inc.	2,610	874,115
Lazard Ltd., Class A	12,180	423,864
MGIC Investment Corp.	56,898	1,097,562
MSCI, Inc.	7,482	4,232,193
Old Republic International Corp.	32,712	961,733
OneMain Holdings, Inc.	15,138	744,790
Prosperity Bancshares, Inc.	14,094	954,587
Regions Financial Corp.	138,504	2,684,207
Rithm Capital Corp.	69,078	737,753
SEI Investments Co.	21,054	1,337,982
Synchrony Financial	79,518	3,036,792
T Rowe Price Group, Inc.	26,100	2,810,709
Unum Group	29,232	1,321,871
Western Union Co.	83,868	999,707

		49,302,324

Health Care 8.5%
[a] Acadia Healthcare Co., Inc.	14,964	1,163,601
Chemed Corp.	2,262	1,322,704
[a] DaVita, Inc.	4,002	419,249
Encompass Health Corp.	21,924	1,462,769
[a] IDEXX Laboratories, Inc.	8,352	4,635,778
[a] Incyte Corp.	33,930	2,130,465
[a] Integra LifeSciences Holdings Corp.	4,872	212,176
[a] Mettler-Toledo International, Inc.	3,132	3,798,991
[a] Neurocrine Biosciences, Inc.	18,966	2,498,960
Organon & Co.	47,154	679,961
[a] Qiagen NV	25,578	1,110,853
ResMed, Inc.	18,444	3,172,737
Royalty Pharma PLC, Class A	63,162	1,774,221

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] Shockwave Medical, Inc.	3,828	729,464
[a] Tenet Healthcare Corp.	14,964	1,130,829
[a] United Therapeutics Corp.	7,482	1,645,217
Universal Health Services, Inc., Class B	11,310	1,724,096
Viatris, Inc.	194,880	2,110,550
[a] Waters Corp.	12,180	4,010,021

		35,732,642

Industrials 22.4%
Allegion PLC	15,138	1,917,833
Allison Transmission Holdings, Inc.	18,270	1,062,400
Booz Allen Hamilton Holding Corp.	28,710	3,672,296
[a] Builders FirstSource, Inc.	24,012	4,008,563
[a] CACI International, Inc., Class A	1,566	507,165
CH Robinson Worldwide, Inc.	20,706	1,788,791
Cintas Corp.	6,960	4,194,514
Curtiss-Wright Corp.	5,916	1,318,026
Delta Air Lines, Inc.	46,110	1,855,005
Donaldson Co., Inc.	21,228	1,387,250
Dover Corp.	24,012	3,693,286
EMCOR Group, Inc.	3,306	712,212
Esab Corp.	8,004	693,306
Expeditors International of Washington, Inc.	28,014	3,563,381
Fastenal Co.	65,424	4,237,512
Ferguson PLC	22,794	4,400,838
Genpact Ltd.	23,490	815,338
Graco, Inc.	28,014	2,430,495
Landstar System, Inc.	6,438	1,246,719
Lennox International, Inc.	5,742	2,569,660
Lincoln Electric Holdings, Inc.	11,136	2,421,635
ManpowerGroup, Inc.	8,526	677,561
Masco Corp.	33,930	2,272,631
MSC Industrial Direct Co., Inc., Class A	9,570	969,058
Nordson Corp.	9,222	2,436,084
Old Dominion Freight Line, Inc.	10,092	4,090,590
Otis Worldwide Corp.	45,414	4,063,191
PACCAR, Inc.	37,062	3,619,104
Paychex, Inc.	32,016	3,813,426
Paycom Software, Inc.	7,830	1,618,618
Robert Half, Inc.	17,400	1,529,808
Rollins, Inc.	48,198	2,104,807
Ryder System, Inc.	7,308	840,858
[a] Saia, Inc.	3,306	1,448,755
Schneider National, Inc., Class B	10,440	265,698
Snap-on, Inc.	10,266	2,965,231
Toro Co.	16,530	1,586,715
Trane Technologies PLC	17,226	4,201,421
Watsco, Inc.	6,090	2,609,382
WW Grainger, Inc.	4,944	4,097,043

		93,706,206

Information Technology 12.6%
Amdocs Ltd.	19,488	1,712,800
Avnet, Inc.	6,786	342,014
CDW Corp.	18,444	4,192,690
[a] Cirrus Logic, Inc.	6,264	521,102
Crane NXT Co.	5,742	326,548
Dolby Laboratories, Inc., Class A	10,440	899,719
[a] F5, Inc.	9,570	1,712,839
[a] Fair Isaac Corp.	3,578	4,164,828
[a] Gartner, Inc.	9,048	4,081,643
Gen Digital, Inc.	93,264	2,128,285
[a] GoDaddy, Inc., Class A	18,096	1,921,071
Hewlett Packard Enterprise Co.	195,576	3,320,881
HP,Inc.	124,410	3,743,497

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

[a] HubSpot, Inc.	4,872	2,828,391
Jabil, Inc.	13,746	1,751,240
Juniper Networks, Inc.	52,026	1,533,726
[a] Manhattan Associates, Inc.	12,006	2,585,132
Monolithic Power Systems, Inc.	6,667	4,205,410
NetApp, Inc.	42,630	3,758,261
Teradyne, Inc.	24,360	2,643,547
[a] VeriSign, Inc.	16,356	3,368,682
Vontier Corp.	28,710	991,931

		52,734,237

Materials 6.7%
Avery Dennison Corp.	14,268	2,884,419
CF Industries Holdings, Inc.	34,278	2,725,101
International Paper Co.	53,766	1,943,641
LyondellBasell Industries NV, Class A	39,846	3,788,558
NewMarket Corp.	753	411,010
Nucor Corp.	22,968	3,997,351
Packaging Corp. of America	12,876	2,097,629
Reliance Steel & Aluminum Co.	10,614	2,968,524
RPM International, Inc.	20,010	2,233,716
Sealed Air Corp.	26,274	959,526
Sonoco Products Co.	16,878	942,974
Steel Dynamics, Inc.	27,144	3,205,706

		28,158,155

Real Estate 4.8%
AvalonBay Communities, Inc.	20,880	3,909,154
Boston Properties, Inc.	17,922	1,257,587
Camden Property Trust	16,356	1,623,987
EastGroup Properties, Inc.	5,394	990,015
Equity LifeStyle Properties, Inc.	22,620	1,595,615
Extra Space Storage, Inc.	25,230	4,045,126
Highwoods Properties, Inc.	19,836	455,435
Kilroy Realty Corp.	12,702	506,048
NNN REIT, Inc.	29,754	1,282,397
STAG Industrial, Inc.	21,228	833,411
VICI Properties, Inc.	113,796	3,627,816

		20,126,591

Utilities 2.2%
American Water Works Co., Inc.	26,448	3,490,871
Consolidated Edison, Inc.	41,760	3,798,907
National Fuel Gas Co.	13,746	689,637
Vistra Corp.	25,926	998,670

		8,978,085

Total Common Stocks (Cost $379,751,954)		416,873,409

Total Investments before Short-Term Investments (Cost $379,751,954)		416,873,409

Short-Term Investments 0.2%
Money Market Funds 0.2%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	940,210	940,210

Total Short-Term Investments (Cost $940,210)		940,210

Total Investments (Cost $380,692,164) 99.8%		417,813,619
Other Assets, less Liabilities 0.2%		705,418

Net Assets 100.0%		$418,519,037

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P MidCap 400 E-Mini	Long	4	$1,123,800	3/15/24	$33,632

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Small Cap Multifactor Index ETF	Shares	Value
Common Stocks 99.9%
Communication Services 2.8%
[a] AMC Networks, Inc., Class A	1,368	$25,705
[a] Cargurus, Inc.	3,078	74,364
Cogent Communications Holdings, Inc.	2,052	156,075
[a] IDT Corp., Class B	702	23,931
John Wiley & Sons, Inc., Class A	1,926	61,131
[a] Liberty Latin America Ltd., Class A	1,548	11,316
[a] Ooma, Inc.	1,062	11,395
[a] Playstudios, Inc.	3,654	9,902
Scholastic Corp.	1,242	46,823
Shutterstock, Inc.	1,170	56,488
Spok Holdings, Inc.	738	11,424
TEGNA, Inc.	9,576	146,513
Telephone & Data Systems, Inc.	4,896	89,842
[a] Thryv Holdings, Inc.	1,206	24,542
[a] Yelp, Inc.	3,726	176,389
[a] ZipRecruiter, Inc., Class A	3,114	43,285

		969,125

Consumer Discretionary 17.5%
[a] 1-800- Flowers.com, Inc., Class A	1,242	13,389
[a] Abercrombie & Fitch Co., Class A	2,592	228,666
Academy Sports & Outdoors, Inc.	3,330	219,780
Acushnet Holdings Corp.	1,818	114,843
[a] Adtalem Global Education, Inc.	1,602	94,438
American Eagle Outfitters, Inc.	7,542	159,589
[a] Asbury Automotive Group, Inc.	918	206,522
[a,b] Atmus Filtration Technologies, Inc.	360	8,456
Bloomin’ Brands, Inc.	5,400	152,010
Bluegreen Vacations Holding Corp.	414	31,100
Buckle, Inc.	1,746	82,970
Build-A-Bear Workshop, Inc.	666	15,311
Caleres, Inc.	1,728	53,101
Camping World Holdings, Inc., Class A	1,890	49,631
Cato Corp., Class A	774	5,526
Cheesecake Factory, Inc.	2,898	101,459
[a] Chico’s FAS, Inc.	5,004	37,930
[a] Chuy’s Holdings, Inc.	918	35,095
Cracker Barrel Old Country Store, Inc.	1,368	105,445
Designer Brands, Inc., Class A	1,584	14,018
[a] Destination XL Group, Inc.	2,538	11,167
Dillard’s, Inc., Class A	198	79,923
[a] Duluth Holdings, Inc., Class B	666	3,583
[a] Duolingo, Inc.	1,008	228,665
[a] Envela Corp.	198	962
Escalade, Inc.	342	6,871
Ethan Allen Interiors, Inc.	1,314	41,943
[a] Figs, Inc., Class A	6,462	44,911
Foot Locker, Inc.	3,654	113,822
[a] Frontdoor, Inc.	3,582	126,158
[a] Genesco, Inc.	576	20,281
[a] G-III Apparel Group Ltd.	1,872	63,611
Group 1 Automotive, Inc.	666	202,957
Guess?, Inc.	1,332	30,716
Haverty Furniture Cos., Inc.	918	32,589
[a] Helen of Troy Ltd.	1,008	121,777
Hibbett, Inc.	666	47,965
Hooker Furnishings Corp.	360	9,389
Installed Building Products, Inc.	1,152	210,609
[a] J Jill, Inc.	180	4,640

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Jack in the Box, Inc.	774	63,182
[a] JAKKS Pacific, Inc.	252	8,959
Johnson Outdoors, Inc., Class A	234	12,500
Kontoor Brands, Inc.	3,150	196,623
La-Z-Boy, Inc.	2,214	81,741
LCI Industries	1,116	140,292
[a] Lincoln Educational Services Corp.	882	8,855
[a] Lovesac Co.	630	16,097
[a] M/I Homes, Inc.	864	119,007
[a] Malibu Boats, Inc., Class A	864	47,365
Marine Products Corp.	504	5,746
[a] MasterCraft Boat Holdings, Inc.	774	17,523
MDC Holdings, Inc.	2,520	139,230
[a] Modine Manufacturing Co.	2,016	120,355
Monarch Casino & Resort, Inc.	612	42,320
Monro, Inc.	1,296	38,025
Movado Group, Inc.	828	24,964
Nathan’s Famous, Inc.	108	8,425
[a] ODP Corp.	1,710	96,273
[a] ONE Group Hospitality, Inc.	1,026	6,279
Oxford Industries, Inc.	810	81,000
Papa John’s International, Inc.	1,440	109,771
Patrick Industries, Inc.	918	92,121
Perdoceo Education Corp.	3,870	67,957
[a] Portillo’s, Inc., Class A	1,728	27,527
[a] Potbelly Corp.	936	9,753
[a] Revolve Group, Inc.	2,052	34,022
Rocky Brands, Inc.	306	9,235
[a] Sally Beauty Holdings, Inc.	6,174	81,991
Shoe Carnival, Inc.	810	24,470
Signet Jewelers Ltd.	2,106	225,890
Smith & Wesson Brands, Inc.	2,178	29,534
Sonic Automotive, Inc., Class A	774	43,507
[a] Sonos, Inc.	5,238	89,779
[a] Sportsman’s Warehouse Holdings, Inc.	2,052	8,742
Standard Motor Products, Inc.	1,062	42,278
Steven Madden Ltd.	3,852	161,784
Strategic Education, Inc.	1,134	104,748
[a] Stride, Inc.	2,088	123,965
Sturm Ruger & Co., Inc.	846	38,451
[a] Super Group SGHC Ltd.	3,042	9,643
[a] Target Hospitality Corp.	1,026	9,983
[a] Tile Shop Holdings, Inc.	1,476	10,863
[a] Torrid Holdings, Inc.	468	2,700
[a] United Homes Group, Inc.	144	1,214
[a] Universal Technical Institute, Inc.	1,332	16,677
Upbound Group, Inc.	2,862	97,222
[a] Vera Bradley, Inc.	594	4,574
Weyco Group, Inc.	306	9,596
Winmark Corp.	153	63,885
Winnebago Industries, Inc.	864	62,968
Wolverine World Wide, Inc.	3,348	29,764
[a] XPEL, Inc.	954	51,373

		6,102,566

Consumer Staples 8.0%
[a] BellRing Brands, Inc.	5,814	322,270
Cal-Maine Foods, Inc.	1,782	102,269
[a] Central Garden & Pet Co.	450	22,549
[a] Central Garden & Pet Co., Class A	1,818	80,065
Coca-Cola Consolidated, Inc.	256	237,670
Edgewell Personal Care Co.	2,052	75,165
[a] elf Beauty, Inc.	2,484	358,541
Energizer Holdings, Inc.	1,728	54,743
Ingles Markets, Inc., Class A	738	63,741

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Inter Parfums, Inc.	1,008	145,162
J & J Snack Foods Corp.	558	93,264
John B Sanfilippo & Son, Inc.	414	42,659
Lancaster Colony Corp.	846	140,766
Medifast, Inc.	612	41,139
[a] National Beverage Corp.	1,260	62,647
Natural Grocers by Vitamin Cottage, Inc., Class C	491	7,856
[a] Nature’s Sunshine Products, Inc.	468	8,092
Nu Skin Enterprises, Inc., Class A	2,862	55,580
Oil-Dri Corp. of America	180	12,074
PriceSmart, Inc.	1,152	87,299
SpartanNash Co.	1,818	41,723
[a] Sprouts Farmers Market, Inc.	5,382	258,928
[a] United Natural Foods, Inc.	2,322	37,686
Universal Corp.	1,188	79,976
[a] USANA Health Sciences, Inc.	576	30,874
Vector Group Ltd.	6,984	78,779
Village Super Market, Inc., Class A	522	13,692
WD-40 Co.	738	176,434
Weis Markets, Inc.	900	57,564

		2,789,207

Energy 5.7%
Archrock, Inc.	3,096	47,678
Ardmore Shipping Corp.	1,530	21,558
Atlas Energy Solutions, Inc.	396	6,819
California Resources Corp.	3,384	185,037
Chord Energy Corp.	1,926	320,159
Civitas Resources, Inc.	2,682	183,395
[a] CNX Resources Corp.	3,438	68,760
Comstock Resources, Inc.	3,708	32,816
CONSOL Energy, Inc.	1,836	184,573
Crescent Energy Co., Class A	2,232	29,485
CVR Energy, Inc.	1,206	36,542
Evolution Petroleum Corp.	1,170	6,798
Granite Ridge Resources, Inc.	1,152	6,935
[a] Gulfport Energy Corp.	378	50,350
International Seaways, Inc.	1,296	58,942
Magnolia Oil & Gas Corp., Class A	7,722	164,401
Northern Oil & Gas, Inc.	2,988	110,765
[a] Par Pacific Holdings, Inc.	1,152	41,898
PBF Energy, Inc., Class A	2,502	109,988
Peabody Energy Corp.	4,446	108,127
Riley Exploration Permian, Inc.	342	9,316
Scorpio Tankers, Inc.	1,566	95,213
SFL Corp. Ltd.	5,436	61,318
[a] SilverBow Resources, Inc.	756	21,984
Teekay Tankers Ltd., Class A	522	26,084
VAALCO Energy, Inc.	4,536	20,367

		2,009,308

Financials 9.9%
1st Source Corp.	774	42,531
[a] Ambac Financial Group, Inc.	1,548	25,511
Arrow Financial Corp.	648	18,105
Associated Banc-Corp.	6,768	144,768
Banco Latinoamericano de Comercio Exterior SA, Class E	1,350	33,399
Bank of Marin Bancorp	504	11,098
[b] Blackstone Mortgage Trust, Inc., Class A	8,568	182,241
Brookline Bancorp, Inc.	3,816	41,633
Cass Information Systems, Inc.	522	23,516
Chemung Financial Corp.	126	6,275
City Holding Co.	594	65,494
[a] Consumer Portfolio Services, Inc.	360	3,373
CVB Financial Corp.	5,220	105,392

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Donegal Group, Inc., Class A	666	9,317
[a] Donnelley Financial Solutions, Inc.	1,080	67,360
Dynex Capital, Inc.	2,142	26,818
Eagle Bancorp, Inc.	990	29,839
Enact Holdings, Inc.	1,386	40,042
[a] Enova International, Inc.	918	50,821
ESSA Bancorp, Inc.	324	6,486
Essent Group Ltd.	4,482	236,381
EVERTEC, Inc.	2,754	112,749
Farmers & Merchants Bancorp, Inc.	432	10,714
Farmers National Banc Corp.	1,404	20,288
Financial Institutions, Inc.	630	13,419
First Business Financial Services, Inc.	324	12,992
First Foundation, Inc.	2,160	20,909
First Merchants Corp.	2,502	92,774
First of Long Island Corp.	1,062	14,061
FirstCash Holdings, Inc.	1,134	122,914
Flushing Financial Corp.	1,062	17,502
[a] Genworth Financial, Inc., Class A	20,250	135,270
German American Bancorp, Inc.	1,206	39,086
Granite Point Mortgage Trust, Inc.	1,152	6,843
Guaranty Bancshares, Inc.	360	12,103
Home Bancorp, Inc.	252	10,587
Home BancShares, Inc.	5,958	150,916
Hope Bancorp, Inc.	4,716	56,969
[a] International Money Express, Inc.	1,836	40,557
Investors Title Co.	54	8,756
Jackson Financial, Inc., Class A	3,510	179,712
KKR Real Estate Finance Trust, Inc.	1,980	26,195
Lakeland Bancorp, Inc.	2,952	43,660
Macatawa Bank Corp.	1,044	11,776
Mercury General Corp.	1,062	39,623
[a] Mr Cooper Group, Inc.	2,862	186,373
National Western Life Group, Inc., Class A	116	56,030
NBT Bancorp, Inc.	2,052	85,999
[a] NerdWallet, Inc., Class A	1,692	24,906
Nexpoint Real Estate Finance, Inc.	306	4,820
[a] NMI Holdings, Inc., Class A	3,114	92,424
Northeast Community Bancorp, Inc.	486	8,622
Northfield Bancorp, Inc.	1,962	24,682
Northwest Bancshares, Inc.	5,688	70,986
OceanFirst Financial Corp.	2,412	41,872
Parke Bancorp, Inc.	504	10,206
Penns Woods Bancorp, Inc.	216	4,862
Peoples Bancorp, Inc.	1,440	48,614
Peoples Financial Services Corp.	306	14,902
Preferred Bank	450	32,873
Regional Management Corp.	342	8,577
Selective Insurance Group, Inc.	1,836	182,645
Southern Missouri Bancorp, Inc.	378	20,181
Summit Financial Group, Inc.	414	12,706
Tompkins Financial Corp.	630	37,945
TPG RE Finance Trust, Inc.	3,258	21,177
TrustCo Bank Corp.	792	24,592
Victory Capital Holdings, Inc., Class A	1,206	41,535
West BanCorp, Inc.	774	16,409
[a] World Acceptance Corp.	198	25,845

		3,470,558

Health Care 7.5%
[a] ACADIA Pharmaceuticals, Inc.	4,248	133,005
[a] Alkermes PLC	7,380	204,721
[a] AMN Healthcare Services, Inc.	2,088	156,350
[a] Amphastar Pharmaceuticals, Inc.	1,224	75,704
[a] AtriCure, Inc.	2,052	73,236

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Atrion Corp.	54	20,455
[a] Axogen, Inc.	1,314	8,975
[a] Biote Corp., Class A	324	1,601
[a] Catalyst Pharmaceuticals, Inc.	4,518	75,948
[a] Community Health Systems, Inc.	5,760	18,029
CONMED Corp.	1,350	147,839
[a] Corcept Therapeutics, Inc.	4,014	130,375
[a] CorVel Corp.	414	102,345
[a] Cross Country Healthcare, Inc.	1,710	38,714
[a] Eagle Pharmaceuticals, Inc.	522	2,730
Embecta Corp.	2,934	55,541
[a] Harmony Biosciences Holdings, Inc.	1,008	32,558
[a] Harvard Bioscience, Inc.	1,440	7,704
[a] Hims & Hers Health, Inc.	4,536	40,370
[a] Ideaya Biosciences, Inc.	1,260	44,831
[a] Inari Medical, Inc.	2,070	134,384
[a] InfuSystem Holdings, Inc.	684	7,209
[a] Inmode Ltd.	2,916	64,852
[a] Innoviva, Inc.	3,240	51,970
iRadimed Corp.	396	18,798
[a] Ironwood Pharmaceuticals, Inc.	6,300	72,072
[a] Joint Corp.	738	7,092
[a] Kiniksa Pharmaceuticals Ltd., Class A	1,026	17,996
LeMaitre Vascular, Inc.	828	46,997
[a] Merit Medical Systems, Inc.	2,340	177,746
[a] MiMedx Group, Inc.	4,590	40,254
National HealthCare Corp.	594	54,898
National Research Corp.	774	30,619
[a] Nevro Corp.	1,242	26,728
[a] Organogenesis Holdings, Inc.	3,042	12,442
Patterson Cos., Inc.	4,536	129,049
[a] Pediatrix Medical Group, Inc.	4,698	43,691
Phibro Animal Health Corp., Class A	990	11,464
[a] Prestige Consumer Healthcare, Inc.	2,304	141,051
[a] Protalix BioTherapeutics, Inc.	1,548	2,755
[a] Quipt Home Medical Corp.	1,350	6,872
[a] Semler Scientific, Inc.	198	8,769
SIGA Technologies, Inc.	1,980	11,088
[a] Surmodics, Inc.	306	11,123
[a] Tactile Systems Technology, Inc.	990	14,157
[a] Treace Medical Concepts, Inc.	1,926	24,557
[a] UFP Technologies, Inc.	270	46,451
[a] Vanda Pharmaceuticals, Inc.	2,592	10,938
[a] Viemed Healthcare, Inc.	1,170	9,185
[a] Zymeworks, Inc.	1,206	12,530
[a,b] Zynex, Inc.	1,080	11,761

		2,630,529

Industrials 22.8%
ACCO Brands Corp.	4,302	26,156
Alamo Group, Inc.	468	98,369
Allient, Inc.	630	19,032
Apogee Enterprises, Inc.	468	24,996
Applied Industrial Technologies, Inc.	1,980	341,926
[a] Atkore, Inc.	1,710	273,600
Barrett Business Services, Inc.	306	35,435
[a] BlueLinx Holdings, Inc.	360	40,792
Boise Cascade Co.	1,854	239,833
[a] Bowman Consulting Group Ltd.	342	12,148
Brink’s Co.	2,160	189,972
[a] Cimpress PLC	918	73,486
Comfort Systems USA, Inc.	1,548	318,377
CompX International, Inc.	76	1,921
[a] Concrete Pumping Holdings, Inc.	954	7,823
Costamare, Inc.	2,250	23,423

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Covenant Logistics Group, Inc.	522	24,033
CRA International, Inc.	288	28,469
CSG Systems International, Inc.	1,566	83,327
CSW Industrials, Inc.	666	138,135
[a] Daseke, Inc.	1,818	14,726
Deluxe Corp.	2,178	46,718
[a] Distribution Solutions Group, Inc.	378	11,930
[a] DXP Enterprises, Inc.	648	21,838
Eagle Bulk Shipping, Inc.	486	26,924
Encore Wire Corp.	702	149,947
Ennis, Inc.	1,314	28,790
ESCO Technologies, Inc.	1,062	124,286
Exponent, Inc.	2,502	220,276
Forward Air Corp.	1,260	79,216
[a] Franklin Covey Co.	558	24,290
Franklin Electric Co., Inc.	2,232	215,723
[a] GEO Group, Inc.	4,878	52,829
Global Industrial Co.	756	29,363
[a] GMS, Inc.	2,088	172,114
Gorman-Rupp Co.	918	32,617
H&E Equipment Services, Inc.	1,368	71,574
[a] Healthcare Services Group, Inc.	3,276	33,972
Heartland Express, Inc.	2,394	34,138
Heidrick & Struggles International, Inc.	1,170	34,550
Hillenbrand, Inc.	2,808	134,363
HNI Corp.	2,412	100,894
[a] Hudson Technologies, Inc.	1,872	25,253
[a] Huron Consulting Group, Inc.	396	40,709
Hyster-Yale Materials Handling, Inc.	234	14,552
[a] IBEX Holdings Ltd.	414	7,870
ICF International, Inc.	936	125,508
[a] IES Holdings, Inc.	288	22,815
Insperity, Inc.	1,656	194,116
Kadant, Inc.	540	151,367
Karat Packaging, Inc.	288	7,157
Kelly Services, Inc., Class A	1,494	32,300
Kforce, Inc.	1,098	74,181
Korn Ferry	2,826	167,723
[a] Legalzoom.com, Inc.	5,616	63,461
[a] Liquidity Services, Inc.	1,098	18,897
LSI Industries, Inc.	936	13,179
Luxfer Holdings PLC	1,170	10,460
Marten Transport Ltd.	2,736	57,401
[a] Masterbrand, Inc.	4,302	63,885
Matson, Inc.	1,602	175,579
Matthews International Corp., Class A	1,170	42,880
McGrath RentCorp	1,080	129,190
Miller Industries, Inc.	486	20,553
MillerKnoll, Inc.	3,330	88,844
[a] Mistras Group, Inc.	756	5,534
Moog, Inc., Class A	972	140,726
Mueller Industries, Inc.	5,130	241,879
Mueller Water Products, Inc., Class A	6,408	92,275
National Presto Industries, Inc.	216	17,340
NL Industries, Inc.	414	2,323
[a] NV5 Global, Inc.	630	70,006
Omega Flex, Inc.	180	12,692
[a] PAM Transportation Services, Inc.	288	5,985
[a] Performant Financial Corp.	2,754	8,606
[a] PGT Innovations, Inc.	2,124	86,447
Pitney Bowes, Inc.	6,282	27,641
Preformed Line Products Co.	126	16,866
[a] Radiant Logistics, Inc.	1,818	12,072
Resources Connection, Inc.	1,818	25,761
Rush Enterprises, Inc., Class A	2,772	139,432

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Rush Enterprises, Inc., Class B	450	23,841
Safe Bulkers, Inc.	2,772	10,894
Simpson Manufacturing Co., Inc.	1,908	377,746
Standex International Corp.	540	85,525
Steelcase, Inc., Class A	4,266	57,676
Tennant Co.	990	91,763
[a] Thermon Group Holdings, Inc.	702	22,864
[a] Titan Machinery, Inc.	936	27,032
[a] Transcat, Inc.	306	33,455
[a] TriNet Group, Inc.	1,188	141,289
[a] TrueBlue, Inc.	1,242	19,052
UFP Industries, Inc.	2,754	345,765
UniFirst Corp.	612	111,941
Universal Logistics Holdings, Inc.	324	9,078
Wabash National Corp.	1,476	37,815
Watts Water Technologies, Inc., Class A	1,422	296,259
Werner Enterprises, Inc.	3,618	153,295

		7,961,086

Information Technology 13.8%
A10 Networks, Inc.	3,978	52,390
Adeia, Inc.	2,430	30,108
American Software, Inc., Class A	1,332	15,052
[a] Appfolio, Inc., Class A	918	159,034
[a] Aviat Networks, Inc.	432	14,109
[a] Axcelis Technologies, Inc.	1,080	140,065
Badger Meter, Inc.	1,404	216,735
Belden, Inc.	1,566	120,974
[a] Blackbaud, Inc.	1,908	165,424
[a] Box, Inc., Class A	5,112	130,918
[a] Calix, Inc.	2,322	101,448
Climb Global Solutions, Inc.	126	6,909
[a] CommVault Systems, Inc.	2,394	191,161
[a,b] CompoSecure, Inc.	558	3,013
[a] Consensus Cloud Solutions, Inc.	882	23,117
[a] CPI Card Group, Inc.	90	1,727
[a] eGain Corp.	954	7,947
[a] Enfusion, Inc., Class A	1,494	14,492
[a] ePlus, Inc.	1,260	100,598
[a] Extreme Networks, Inc.	5,922	104,464
Hackett Group, Inc.	1,260	28,690
[a] Harmonic, Inc.	3,978	51,873
Immersion Corp.	1,044	7,371
Information Services Group, Inc.	1,602	7,545
[a] Insight Enterprises, Inc.	1,386	245,585
InterDigital, Inc.	918	99,640
[a] inTEST Corp.	360	4,896
Kulicke & Soffa Industries, Inc.	2,502	136,909
[a] MicroStrategy, Inc., Class A	295	186,328
[a] Mitek Systems, Inc.	918	11,971
Napco Security Technologies, Inc.	1,584	54,252
[a] NetScout Systems, Inc.	2,736	60,055
[a] Novanta, Inc.	1,656	278,887
NVE Corp.	198	15,529
[a] OneSpan, Inc.	1,692	18,138
[a] OSI Systems, Inc.	792	102,208
PC Connection, Inc.	504	33,874
[a] Plexus Corp.	576	62,283
Power Integrations, Inc.	2,466	202,483
Progress Software Corp.	2,088	113,378
[a] PROS Holdings, Inc.	1,458	56,556
[a] Qualys, Inc.	1,728	339,172
[a] Rambus, Inc.	4,626	315,725
Richardson Electronics Ltd.	414	5,527
[a] Rimini Street, Inc.	2,772	9,064

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Sapiens International Corp. NV	1,008	29,172
[a] SPS Commerce, Inc.	1,782	345,423
[a] Squarespace, Inc., Class A	2,304	76,055
Vishay Intertechnology, Inc.	5,580	133,753
[a] Vishay Precision Group, Inc.	522	17,785
[a] Workiva, Inc.	1,548	157,168
[a] Yext, Inc.	3,942	23,218

		4,830,198

Materials 3.7%
Alpha Metallurgical Resources, Inc.	432	146,414
Arch Resources, Inc.	810	134,411
Caledonia Mining Corp. PLC	540	6,588
Commercial Metals Co.	4,806	240,492
[a] Core Molding Technologies, Inc.	234	4,336
Greif, Inc., Class A	1,278	83,824
Greif, Inc., Class B	270	17,823
Hawkins, Inc.	414	29,154
Innospec, Inc.	1,080	133,099
Myers Industries, Inc.	1,746	34,134
Olympic Steel, Inc.	396	26,413
Ramaco Resources, Inc., Class A	900	15,462
Ramaco Resources, Inc., Class B	144	1,917
Ryerson Holding Corp.	1,044	36,206
Sensient Technologies Corp.	1,818	119,988
SunCoke Energy, Inc.	3,510	37,697
Sylvamo Corp.	1,458	71,602
Warrior Met Coal, Inc.	2,250	137,183

		1,276,743

Real Estate 3.8%
American Assets Trust, Inc.	2,142	48,216
Broadstone Net Lease, Inc.	8,064	138,862
CareTrust REIT, Inc.	5,274	118,032
City Office REIT, Inc.	1,728	10,558
Community Healthcare Trust, Inc.	1,116	29,730
COPT Defense Properties	5,238	134,250
[a] Forestar Group, Inc.	612	20,239
Four Corners Property Trust, Inc.	3,906	98,822
Hudson Pacific Properties, Inc.	5,112	47,593
Innovative Industrial Properties, Inc.	918	92,553
LTC Properties, Inc.	1,746	56,081
Marcus & Millichap, Inc.	1,044	45,602
Orion Office REIT, Inc.	2,070	11,840
Piedmont Office Realty Trust, Inc., Class A	4,662	33,147
PotlatchDeltic Corp.	3,546	174,109
RE/MAX Holdings, Inc., Class A	1,026	13,677
Retail Opportunity Investments Corp.	4,500	63,135
RMR Group, Inc., Class A	738	20,834
Tanger, Inc.	4,986	138,212
[a] Transcontinental Realty Investors, Inc.	54	1,866
Universal Health Realty Income Trust	468	20,241
Whitestone REIT	2,196	26,989

		1,344,588

Utilities 4.4%
American States Water Co.	1,854	149,099
Artesian Resources Corp., Class A	378	15,668
Avista Corp.	3,312	118,371
California Water Service Group	2,790	144,717
Genie Energy Ltd., Class B	720	20,254
Global Water Resources, Inc.	450	5,886
MGE Energy, Inc.	1,602	115,841
Northwest Natural Holding Co.	1,548	60,279
Northwestern Energy Group, Inc.	2,592	131,907

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Otter Tail Corp.	1,692	143,769
PNM Resources, Inc.	3,762	156,499
SJW Group	1,350	88,223
Southwest Gas Holdings, Inc.	3,078	194,991
Spire, Inc.	2,016	125,677
Unitil Corp.	684	35,958
York Water Co.	684	26,416

		1,533,555

Total Common Stocks (Cost $30,809,069)		34,917,463

Total Investments before Short-Term Investments (Cost $30,809,069)		34,917,463

Short-Term Investments 0.6%
Investments from Cash Collateral Received for Loaned Securities 0.5%
Money Market Funds 0.5%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	191,109	191,109

Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	28,350	28,350

Total Short-Term Investments (Cost $219,459)		219,459

Total Investments (Cost $31,028,528) 100.5%		35,136,922
Other Assets, less Liabilities (0.5)%		(190,857)

Net Assets 100.0%		$34,946,065

aNon-income producing.

bA portion or all of the security is on loan at December 31, 2023.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin U.S. Treasury Bond ETF	Country	Principal Amount*	Value
U.S. Government & Agency Securities 99.1%
U.S. Treasury Bonds,
1.125%, 8/15/40	United States	1,200,000	$766,594
1.875%, 11/15/51	United States	42,310,000	26,759,422
2.375%, 5/15/51	United States	6,000,000	4,283,437
3.00%, 5/15/42	United States	20,024,000	16,946,874
3.125%, 11/15/41	United States	21,900,000	19,052,145
3.125%, 8/15/44	United States	12,201,000	10,336,058
3.625%, 2/15/44	United States	6,380,000	5,848,167
3.625%, 5/15/53	United States	9,250,000	8,554,082
4.375%, 5/15/40	United States	4,750,000	4,934,897
U.S. Treasury Inflation-Indexed Notes,
0.125%, 1/15/32	United States	1,664,895	1,463,173
0.50%, 1/15/28	United States	9,411,181	8,908,227
U.S. Treasury Notes,
0.25%, 7/31/25	United States	45,383,000	42,508,448
0.375%, 1/31/26	United States	20,900,000	19,312,498
0.375%, 9/30/27	United States	16,151,000	14,168,402
0.50%, 6/30/27	United States	19,675,000	17,479,624
0.625%, 12/31/27	United States	11,300,000	9,937,379
0.625%, 8/15/30	United States	8,000,000	6,490,625
0.75%, 5/31/26	United States	31,990,000	29,535,142
0.75%, 8/31/26	United States	3,395,000	3,112,990
0.75%, 1/31/28	United States	10,000,000	8,818,164
1.125%, 2/29/28	United States	10,553,000	9,435,454
1.125%, 2/15/31	United States	18,375,000	15,341,690
1.25%, 8/15/31	United States	5,900,000	4,883,979
1.375%, 11/15/31	United States	10,330,000	8,579,953
1.50%, 9/30/24	United States	32,000,000	31,197,380
1.50%, 11/30/24	United States	12,000,000	11,639,578
1.625%, 8/15/29	United States	10,000,000	8,899,609
1.875%, 7/31/26	United States	6,500,000	6,149,863
1.875%, 2/15/32	United States	9,884,000	8,500,626
2.25%, 10/31/24	United States	10,600,000	10,371,855
2.375%, 5/15/27	United States	11,000,000	10,450,000
2.75%, 5/31/29	United States	4,280,000	4,041,591
2.875%, 8/15/28	United States	11,684,000	11,183,779
2.875%, 4/30/29	United States	13,250,000	12,605,615
3.25%, 6/30/29	United States	9,350,000	9,050,873
3.375%, 5/15/33	United States	15,000,000	14,400,000
4.125%, 7/31/28	United States	7,500,000	7,578,369
4.125%, 11/15/32	United States	10,770,000	10,951,533
4.625%, 9/30/30	United States	17,000,000	17,725,820

Total U.S. Government & Agency Securities (Cost $480,672,024)			472,203,915

Total Investments before Short-Term Investments (Cost $480,672,024)			472,203,915

Short-Term Investments 0.4%
Money Market Funds 0.4%
United States 0.4%
[a,b] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	United States	2,073,287	2,073,287

Total Short-Term Investments (Cost $2,073,287)			2,073,287

Total Investments (Cost $482,745,311) 99.5%			474,277,202
Other Assets, less Liabilities 0.5%			2,206,355

Net Assets 100.0%			$476,483,557

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe rate shown is the annualized seven-day effective yield at period end.

bSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Ultra Short Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 60.4%
Apparel 4.1%
Tapestry, Inc., 7.05%, 11/27/25	United States	100,000	$102,263

Banks 28.1%
Bank of America Corp., 6.07%, 4/22/25	United States	150,000	150,004
Goldman Sachs Group, Inc., 6.811%, 5/15/26	United States	100,000	100,669
JPMorgan Chase & Co., 0.768% to 8/09/24, FRN thereafter, 8/09/25	United States	100,000	96,989
Toronto-Dominion Bank, 4.285%, 9/13/24	Canada	100,000	99,225
Truist Financial Corp., 5.818%, 6/09/25	United States	100,000	98,532
Westpac Banking Corp., 6.411%, 2/26/24	Australia	150,000	150,085

			695,504

Electric Utilities 2.0%
[a] Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	50,000	49,309

Financial Services 4.0%
Charles Schwab Corp., 5.916%, 5/13/26	United States	100,000	98,409

Insurance 4.1%
[a] Pacific Life Global Funding II, 6.236%, 3/30/25	United States	100,000	100,145

Miscellaneous Manufacturing 4.0%
Parker-Hannifin Corp., 3.65%, 6/15/24	United States	100,000	99,072

Real Estate Investment Trusts (REITs) 3.9%
Boston Properties LP, 3.20%, 1/15/25	United States	100,000	97,275

Telecommunications 10.2%
AT&T, Inc., 6.808%, 6/12/24	United States	100,000	100,354
Verizon Communications, Inc., 6.741%, 5/15/25	United States	150,000	150,912

			251,266

Total Corporate Bonds & Notes (Cost $1,490,492)			1,493,243

Asset-Backed Securities 8.1%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.091%, 4/22/26	United States	100,000	100,121
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 6.076%, 12/15/26	United States	100,000	100,170

Total Asset-Backed Securities (Cost $200,922)			200,291

Total Investments before Short-Term Investments (Cost $1,691,414)			1,693,534

Short-Term Investments 31.0%
Commercial Paper 4.0%
Province of British Columbia Canada, 0.000%, 3/18/24	Canada	100,000	98,811

Money Market Funds 27.0%
United States 27.0%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	United States	667,051	667,051

Total Short-Term Investments (Cost $765,896)			765,862

Total Investments (Cost $2,457,310) 99.5%			2,459,396
Other Assets, less Liabilities 0.5%			11,503

Net Assets 100.0%			$2,470,899

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $149,454, representing 6.0% of net assets.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Abbreviations

Selected Portfolio

FRN	– Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Martin Currie Sustainable International Equity ETF	Country	Shares	Value
Common Stocks 98.1%
Automobiles 5.9%
Ferrari NV	Italy	5,842	$1,969,567

Beverages 2.5%
Pernod Ricard SA	France	4,649	820,399

Biotechnology 4.2%
CSL Ltd.	Australia	7,046	1,378,166

Building Products 10.1%
Assa Abloy AB, Class B	Sweden	56,098	1,615,945
Kingspan Group PLC	Ireland	20,014	1,733,304

			3,349,249

Chemicals 9.8%
Croda International PLC	United Kingdom	17,053	1,097,827
Linde PLC	United States	5,259	2,159,924

			3,257,751

Electronic Equipment, Instruments & Components 5.6%
Hexagon AB, Class B	Sweden	154,849	1,858,431

Financial Services 3.4%
[a,b] Adyen NV	Netherlands	873	1,125,022

Health Care Equipment & Supplies 8.3%
Coloplast AS, Class B	Denmark	10,782	1,233,443
ResMed, Inc., CDI	United States	86,383	1,499,521

			2,732,964

Insurance 2.7%
AIA Group Ltd.	Hong Kong	104,072	906,967

Life Sciences Tools & Services 6.8%
[b] Mettler-Toledo International, Inc.	United States	1,343	1,629,005
[b] Oxford Nanopore Technologies PLC	United Kingdom	146,165	387,942
Sartorius Stedim Biotech	France	937	247,896

			2,264,843

Machinery 5.9%
Atlas Copco AB, Class A	Sweden	112,475	1,936,925

Personal Care Products 4.8%
L’Oreal SA	France	3,222	1,603,946

Semiconductors & Semiconductor Equipment 12.9%
ASML Holding NV	Netherlands	4,169	3,139,424
BE Semiconductor Industries NV	Netherlands	7,428	1,119,619

			4,259,043

Software 7.5%
Dassault Systemes SE	France	36,393	1,778,315
Nemetschek SE	Germany	8,143	705,940

			2,484,255

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Textiles, Apparel & Luxury Goods 7.7%
Kering SA	France	2,108	929,112
Moncler SpA	Italy	26,232	1,614,029

			2,543,141

Total Common Stocks (Cost $32,197,459)			32,490,669

Total Investments (Cost $32,197,459) 98.1%			32,490,669
Other Assets, less Liabilities 1.9%			644,428

Net Assets 100.0%			$33,135,097

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $1,125,022, representing 3.4% of net assets.

bNon-income producing.

Selected Portfolio

CDI	– Clearing House Electronic Subregister

System Depositary Interest

SPA	– Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Western Asset Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 40.3%
Aerospace & Defense 1.5%
Boeing Co.,
3.25%, 2/01/35	United States	60,000	$50,640
5.805%, 5/01/50	United States	90,000	93,263
2.70%, 2/01/27	United States	50,000	47,171
5.15%, 5/01/30	United States	20,000	20,372
2.196%, 2/04/26	United States	80,000	75,605
5.705%, 5/01/40	United States	40,000	41,399
General Dynamics Corp.,
4.25%, 4/01/50	United States	10,000	9,286
4.25%, 4/01/40	United States	10,000	9,339
L3Harris Technologies, Inc.,
4.854%, 4/27/35	United States	10,000	9,879
5.054%, 4/27/45	United States	10,000	9,877
Lockheed Martin Corp.,
4.50%, 5/15/36	United States	10,000	9,905
4.15%, 6/15/53	United States	60,000	53,705
3.90%, 6/15/32	United States	10,000	9,649
Northrop Grumman Corp.,
5.25%, 5/01/50	United States	30,000	30,917
3.25%, 1/15/28	United States	50,000	47,811
RTX Corp.,
4.50%, 6/01/42	United States	40,000	36,374
2.25%, 7/01/30	United States	20,000	17,289
3.95%, 8/16/25	United States	30,000	29,573
4.125%, 11/16/28	United States	10,000	9,778
6.00%, 3/15/31	United States	20,000	21,312

			633,144

Agriculture 0.5%
Altria Group, Inc.,
3.875%, 9/16/46	United States	30,000	22,528
5.80%, 2/14/39	United States	50,000	51,019
6.875%, 11/01/33	United States	60,000	66,116
BAT Capital Corp.,
3.557%, 8/15/27	United Kingdom	10,000	9,550
4.54%, 8/15/47	United Kingdom	80,000	61,555
Philip Morris International, Inc., 2.10%, 5/01/30	United States	20,000	17,168

			227,936

Airlines 0.7%
[a] American Airlines, Inc., 8.50%, 5/15/29	United States	20,000	21,132
Delta Air Lines, Inc.,
7.375%, 1/15/26	United States	90,000	93,098
2.90%, 10/28/24	United States	20,000	19,482
Delta Air Lines, Inc./SkyMiles IP Ltd.,
[a] 4.75%, 10/20/28	United States	20,000	19,681
[a] first lien, 4.50%, 10/20/25	United States	17,780	17,517
[a] Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27	United States	21,000	21,075
[a] Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25	United States	40,000	28,814
[a] United Airlines, Inc., 4.625%, 4/15/29	United States	70,000	65,540

			286,339

Apparel 0.1%
NIKE, Inc.,
2.85%, 3/27/30	United States	20,000	18,396
3.25%, 3/27/40	United States	20,000	16,812
2.75%, 3/27/27	United States	20,000	19,057

			54,265

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	200,000	215,020
General Motors Co.,
6.125%, 10/01/25	United States	20,000	20,275
6.25%, 10/02/43	United States	20,000	20,433
5.60%, 10/15/32	United States	10,000	10,229
[a] Nissan Motor Co. Ltd., 3.522%, 9/17/25	Japan	200,000	192,641

			458,598

Banks 11.1%
Bank of America Corp.,
4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	80,000	67,370
3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	210,000	200,755
5.00%, 1/21/44	United States	50,000	49,100
1.319% to 6/19/25, FRN thereafter, 6/19/26	United States	140,000	131,843
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	190,000	181,197
3.841% to 4/25/24, FRN thereafter, 4/25/25	United States	10,000	9,937
Bank of Montreal, 1.85%, 5/01/25	Canada	50,000	47,974
Bank of Nova Scotia,
4.588% to 2/04/32, FRN thereafter, 5/04/37	Canada	20,000	17,907
1.30%, 6/11/25	Canada	30,000	28,452
[a] BNP Paribas SA, 2.219% to 6/09/25, FRN thereafter, 6/09/26	France	200,000	191,024
Citigroup, Inc.,
4.30%, 11/20/26	United States	70,000	68,640
4.40%, 6/10/25	United States	60,000	59,285
3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	90,000	85,485
4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	230,000	220,174
4.45%, 9/29/27	United States	70,000	68,430
4.75%, 5/18/46	United States	10,000	8,954
Credit Suisse AG,
2.95%, 4/09/25	Switzerland	250,000	242,501
7.95%, 1/09/25	Switzerland	500,000	511,382
Goldman Sachs Group, Inc.,
2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	40,000	33,590
5.15%, 5/22/45	United States	50,000	48,391
Series VAR1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	60,000	55,295
3.625%, 2/20/24	United States	20,000	19,940
6.75%, 10/01/37	United States	20,000	22,034
4.75%, 10/21/45	United States	50,000	47,438
3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	110,000	105,150
2.60%, 2/07/30	United States	20,000	17,582
HSBC Holdings PLC,
2.099% to 6/04/25, FRN thereafter, 6/04/26	United Kingdom	400,000	380,940
4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	186,423
JPMorgan Chase & Co.,
3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	15,413
3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	20,000	14,385
3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	100,000	94,827
2.083% to 4/22/25, FRN thereafter, 4/22/26	United States	70,000	67,073
2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	110,000	91,816
Morgan Stanley,
3.772% to 1/24/28, FRN thereafter, 1/24/29	United States	60,000	57,255
2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	70,000	57,989
PNC Financial Services Group, Inc., 5.812% to 6/12/25, FRN thereafter,
6/12/26	United States	20,000	20,132
Royal Bank of Canada,
1.15%, 6/10/25	Canada	30,000	28,454
3.875%, 5/04/32	Canada	20,000	18,886
Toronto-Dominion Bank,
1.15%, 6/12/25	Canada	30,000	28,422
4.456%, 6/08/32	Canada	20,000	19,443

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

U.S. Bancorp, 5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	20,000	20,561
[a] UBS Group AG, 4.253%, 3/23/28	Switzerland	400,000	386,358
Wells Fargo & Co.,
5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	240,000	228,528
4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	50,000	48,344
2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	70,000	67,124
2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	70,000	64,145
3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	110,000	104,851
4.75%, 12/07/46	United States	60,000	52,943
3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	30,000	26,213

			4,620,355

Banks 0.4%
Goldman Sachs Group, Inc., 4.25%, 10/21/25	United States	30,000	29,465
Morgan Stanley, 2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	50,000	48,054
PNC Financial Services Group, Inc., 5.582% to 6/12/28, FRN thereafter,
6/12/29	United States	30,000	30,661
Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	20,362
U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	20,000	20,639

			149,181

Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/46	United States	80,000	78,481
3.65%, 2/01/26	Belgium	18,000	17,678
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/01/30	United States	10,000	9,516
4.75%, 1/23/29	Belgium	40,000	40,661
Constellation Brands, Inc., 4.35%, 5/09/27	United States	20,000	19,841
PepsiCo, Inc., 1.625%, 5/01/30	United States	20,000	17,048

			183,225

Biotechnology 0.1%
Amgen, Inc., 4.663%, 6/15/51	United States	10,000	9,104
Gilead Sciences, Inc.,
4.75%, 3/01/46	United States	10,000	9,538
3.50%, 2/01/25	United States	10,000	9,844

			28,486

Chemicals 0.4%
[b] OCP SA, 3.75%, 6/23/31	Morocco	200,000	172,460

Coal 0.0%†
Teck Resources Ltd., 3.90%, 7/15/30	Canada	10,000	9,288

Commercial Services & Supplies 0.2%
PayPal Holdings, Inc., 2.30%, 6/01/30	United States	10,000	8,746
United Rentals North America, Inc.,
3.875%, 2/15/31	United States	70,000	63,686
3.875%, 11/15/27	United States	10,000	9,553

			81,985

Distribution/Wholesale 0.1%
[a] H&E Equipment Services, Inc., senior note, 3.875%, 12/15/28	United States	50,000	45,501

Diversified Telecommunication Services 0.0%†
Verizon Communications, Inc., 3.40%, 3/22/41	United States	20,000	15,932

Electric 0.7%
[b] Comision Federal de Electricidad, 3.875%, 7/26/33	Mexico	200,000	162,343
Consolidated Edison Co. of New York, Inc.,
Series 20B3.95%, 4/01/50	United States	10,000	8,363
Series 20A3.35%, 4/01/30	United States	10,000	9,329
Duke Energy Ohio, Inc., 3.65%, 2/01/29	United States	10,000	9,637
Exelon Corp., 5.625%, 6/15/35	United States	10,000	10,195
FirstEnergy Corp.,
Series B4.15%, 7/15/27	United States	30,000	28,873
Series C5.10%, 7/15/47	United States	20,000	18,334

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Pacific Gas & Electric Co.,
3.50%, 8/01/50	United States	10,000	6,925
2.50%, 2/01/31	United States	20,000	16,517
2.10%, 8/01/27	United States	10,000	9,020
Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	10,530

			290,066

Energy Equipment & Services 0.0%†
[a] Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,717

Entertainment 0.3%
Warnermedia Holdings, Inc.,
6.412%, 3/15/26	United States	20,000	20,015
3.755%, 3/15/27	United States	50,000	47,927
5.05%, 3/15/42	United States	10,000	8,821
4.279%, 3/15/32	United States	30,000	27,465

			104,228

Environmental Control 0.1%
[a] GFL Environmental, Inc., 4.25%, 6/01/25	Canada	40,000	39,434

Financial Services 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	137,022
Air Lease Corp.,
3.375%, 7/01/25	United States	20,000	19,368
5.30%, 2/01/28	United States	20,000	20,237
American Express Co., 4.05%, 5/03/29	United States	30,000	29,714
Charles Schwab Corp.,
5.875%, 8/24/26	United States	50,000	51,300
6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	20,000	21,089
Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	9,961
Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	8,736
Visa, Inc.,
4.30%, 12/14/45	United States	30,000	28,002
2.05%, 4/15/30	United States	20,000	17,588

			343,017

Food 0.3%
Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	40,000	39,177
Mars, Inc.,
[a] 2.70%, 4/01/25	United States	20,000	19,477
[a] 3.20%, 4/01/30	United States	10,000	9,240
Mondelez International, Inc., 1.50%, 5/04/25	United States	40,000	38,164

			106,058

Gas 0.4%
[b] Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	Colombia	200,000	178,028

Health Care Providers & Services 0.9%
Centene Corp.,
4.25%, 12/15/27	United States	20,000	19,286
4.625%, 12/15/29	United States	20,000	19,200
3.00%, 10/15/30	United States	10,000	8,673
2.625%, 8/01/31	United States	10,000	8,309
3.375%, 2/15/30	United States	10,000	8,985
CVS Health Corp., 4.30%, 3/25/28	United States	30,000	29,510
Elevance Health, Inc.,
4.375%, 12/01/47	United States	10,000	8,923
4.10%, 5/15/32	United States	10,000	9,555
3.65%, 12/01/27	United States	10,000	9,706
HCA, Inc.,
7.69%, 6/15/25	United States	20,000	20,674
5.875%, 2/01/29	United States	10,000	10,331
3.50%, 9/01/30	United States	30,000	27,204
5.50%, 6/15/47	United States	20,000	19,288

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Humana, Inc.,
3.95%, 3/15/27	United States	10,000	9,782
4.50%, 4/01/25	United States	10,000	9,923
4.95%, 10/01/44	United States	20,000	18,962
[a] LifePoint Health, Inc., 9.875%, 8/15/30	United States	60,000	60,710
UnitedHealth Group, Inc.,
3.875%, 8/15/59	United States	40,000	32,623
4.20%, 5/15/32	United States	40,000	39,162
4.00%, 5/15/29	United States	20,000	19,717

			390,523

Healthcare-Products 0.0%†
Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	10,254

Home Builders 0.0%†
Lennar Corp., 4.75%, 11/29/27	United States	10,000	9,988

Insurance 0.1%
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	40,000	37,354
MetLife, Inc., 6.40%, 12/15/66	United States	10,000	10,341
[a] Principal Life Global Funding II, 1.25%, 6/23/25	United States	10,000	9,469

			57,164

Internet 1.0%
Alphabet, Inc.,
1.90%, 8/15/40	United States	30,000	20,816
1.10%, 8/15/30	United States	10,000	8,286
Amazon.com, Inc.,
3.15%, 8/22/27	United States	60,000	57,639
3.10%, 5/12/51	United States	30,000	22,328
4.95%, 12/05/44	United States	70,000	72,063
3.60%, 4/13/32	United States	70,000	66,711
[b] Prosus NV, 3.061%, 7/13/31	China	200,000	161,680

			409,523

Iron/Steel 0.3%
ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	10,846
Vale Overseas Ltd., 6.125%, 6/12/33	Brazil	100,000	103,917

			114,763

Leisure Time 0.6%
[a] Carnival Corp., 10.50%, 6/01/30	United States	60,000	65,672
[a] NCL Corp. Ltd., 7.75%, 2/15/29	United States	70,000	70,489
[a] Royal Caribbean Cruises Ltd., 7.25%, 1/15/30	United States	60,000	62,700
[a] VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	67,091

			265,952

Lodging 0.5%
[a] Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32	United States	50,000	43,696
Las Vegas Sands Corp.,
3.20%, 8/08/24	United States	90,000	88,309
2.90%, 6/25/25	United States	70,000	67,312

			199,317

Machinery-Diversified 0.1%
Deere & Co.,
3.75%, 4/15/50	United States	20,000	17,504
3.10%, 4/15/30	United States	10,000	9,280
Otis Worldwide Corp., 2.056%, 4/05/25	United States	10,000	9,621

			36,405

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Media 2.0%
[a] CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	190,000	161,013
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.908%, 7/23/25	United States	10,000	9,911
5.375%, 5/01/47	United States	30,000	25,540
5.125%, 7/01/49	United States	30,000	24,404
2.80%, 4/01/31	United States	30,000	25,325
5.05%, 3/30/29	United States	70,000	69,311
5.50%, 4/01/63	United States	30,000	25,071
Comcast Corp.,
3.999%, 11/01/49	United States	10,000	8,361
4.15%, 10/15/28	United States	90,000	88,824
4.25%, 10/15/30	United States	50,000	49,303
5.65%, 6/15/35	United States	10,000	10,733
3.90%, 3/01/38	United States	50,000	44,748
3.45%, 2/01/50	United States	30,000	23,045
[a] DISH DBS Corp., 5.75%, 12/01/28	United States	120,000	95,937
Fox Corp.,
5.476%, 1/25/39	United States	20,000	19,467
6.50%, 10/13/33	United States	20,000	21,661

Time Warner Cable LLC, 6.55%, 5/01/37	United States	90,000	88,787

Walt Disney Co., 6.20%, 12/15/34	United States	20,000	22,630

			814,071

Mining 1.7%
[a] Anglo American Capital PLC, 4.75%, 4/10/27	South Africa	200,000	197,544
Barrick North America Finance LLC,
5.75%, 5/01/43	Canada	20,000	21,455
5.70%, 5/30/41	Canada	20,000	21,138

BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	20,000	20,197
[a] First Quantum Minerals Ltd., 8.625%, 6/01/31	Zambia	200,000	169,750
[b] Freeport Indonesia PT, 5.315%, 4/14/32	Indonesia	200,000	196,616

Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	50,000	48,724
[a] Glencore Funding LLC, 3.875%, 10/27/27	Australia	20,000	19,344

Yamana Gold, Inc., 4.625%, 12/15/27	Canada	20,000	19,345

			714,113

Miscellaneous Manufacturing 0.1%

3M Co.,
3.70%, 4/15/50	United States	30,000	23,746
3.375%, 3/01/29	United States	10,000	9,363
2.00%, 2/14/25	United States	10,000	9,624
3.05%, 4/15/30	United States	10,000	9,017

Eaton Corp., 4.15%, 11/02/42	United States	10,000	9,177

			60,927

Oil & Gas 4.7%

Apache Corp.,
5.10%, 9/01/40	United States	30,000	25,751
5.35%, 7/01/49	United States	10,000	8,330
4.25%, 1/15/44	United States	60,000	43,219
7.75%, 12/15/29	United States	10,000	10,816

BP Capital Markets America, Inc.,
2.772%, 11/10/50	United States	30,000	20,090
3.41%, 2/11/26	United States	30,000	29,308
3.588%, 4/14/27	United States	10,000	9,701
1.749%, 8/10/30	United States	30,000	25,419

Chevron Corp., 1.995%, 5/11/27	United States	10,000	9,287
[a] Chord Energy Corp., 6.375%, 6/01/26	United States	40,000	40,040

Continental Resources, Inc.,
4.375%, 1/15/28	United States	30,000	29,071
[a] 5.75%, 1/15/31	United States	20,000	19,923
4.90%, 6/01/44	United States	20,000	16,199
[a] 2.268%, 11/15/26	United States	10,000	9,205

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Coterra Energy, Inc.,
3.90%, 5/15/27	United States	50,000	48,401
4.375%, 3/15/29	United States	50,000	48,554
Devon Energy Corp.,
5.60%, 7/15/41	United States	80,000	77,471
5.85%, 12/15/25	United States	20,000	20,231
4.50%, 1/15/30	United States	20,000	19,218
Diamondback Energy, Inc.,
3.50%, 12/01/29	United States	30,000	27,882
4.40%, 3/24/51	United States	20,000	16,579
Ecopetrol SA, 8.875%, 1/13/33	Colombia	130,000	141,395
EOG Resources, Inc.,
4.95%, 4/15/50	United States	40,000	39,347
3.90%, 4/01/35	United States	20,000	18,425
4.375%, 4/15/30	United States	10,000	9,967
EQT Corp.,
6.125%, 2/01/25	United States	10,000	10,051
5.00%, 1/15/29	United States	30,000	29,748
3.90%, 10/01/27	United States	50,000	47,864
Exxon Mobil Corp.,
3.482%, 3/19/30	United States	20,000	19,020
4.114%, 3/01/46	United States	60,000	53,570
[b] KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	166,713
Occidental Petroleum Corp.,
7.50%, 5/01/31	United States	20,000	22,453
3.20%, 8/15/26	United States	40,000	37,837
6.625%, 9/01/30	United States	60,000	63,884
6.60%, 3/15/46	United States	50,000	54,204
6.45%, 9/15/36	United States	40,000	42,376
4.40%, 4/15/46	United States	20,000	16,307
4.625%, 6/15/45	United States	30,000	23,761
4.50%, 7/15/44	United States	20,000	15,666
4.20%, 3/15/48	United States	40,000	31,518
5.55%, 3/15/26	United States	20,000	20,157
3.40%, 4/15/26	United States	20,000	19,148
4.10%, 2/15/47	United States	10,000	7,233
Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	120,000	121,949
Pioneer Natural Resources Co.,
2.15%, 1/15/31	United States	30,000	25,502
1.125%, 1/15/26	United States	10,000	9,287
Range Resources Corp., 4.875%, 5/15/25	United States	40,000	39,531
Shell International Finance BV,
4.00%, 5/10/46	Netherlands	30,000	26,083
2.75%, 4/06/30	Netherlands	20,000	18,279
3.25%, 4/06/50	Netherlands	30,000	22,564
6.375%, 12/15/38	Netherlands	10,000	11,512
4.375%, 5/11/45	Netherlands	10,000	9,179
Southwestern Energy Co., 5.375%, 3/15/30	United States	50,000	48,882
[b] Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30	Kazakhstan	200,000	165,284

			1,943,391

Oil & Gas Services 0.1%
Halliburton Co.,
4.85%, 11/15/35	United States	10,000	9,854
5.00%, 11/15/45	United States	10,000	9,724

			19,578

Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	19,536
Chevron Corp., 3.078%, 5/11/50	United States	10,000	7,560

			27,096

Paper & Forest Products 0.4%
Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	200,000	175,592

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Personal Care Products 0.1%
Kenvue, Inc., 4.90%, 3/22/33	United States	30,000	30,936
Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	9,370

			40,306

Pharmaceuticals 2.0%
AbbVie, Inc.,
4.25%, 11/21/49	United States	30,000	26,755
3.20%, 11/21/29	United States	70,000	65,468
2.60%, 11/21/24	United States	100,000	97,740
Becton Dickinson & Co., 4.685%, 12/15/44	United States	10,000	9,361
Bristol-Myers Squibb Co., 4.55%, 2/20/48	United States	10,000	9,064
Cigna Group,
4.80%, 8/15/38	United States	50,000	48,391
4.125%, 11/15/25	United States	10,000	9,877
4.375%, 10/15/28	United States	30,000	29,772
2.375%, 3/15/31	United States	20,000	17,103
CVS Health Corp.,
5.05%, 3/25/48	United States	90,000	84,256
3.875%, 7/20/25	United States	10,000	9,830
2.125%, 9/15/31	United States	70,000	57,985
Johnson & Johnson, 3.625%, 3/03/37	United States	50,000	46,035
Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	16,722
Pfizer, Inc.,
1.70%, 5/28/30	United States	50,000	42,599
7.20%, 3/15/39	United States	20,000	24,864
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/31	Israel	200,000	218,366

			814,188

Pipelines 3.2%
Cameron LNG LLC,
[a] 2.902%, 7/15/31	United States	10,000	8,781
[a] 3.302%, 1/15/35	United States	30,000	25,576
Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	40,000	34,130
Columbia Pipelines Operating Co. LLC,
[a] 6.036%, 11/15/33	United States	30,000	31,433
[a] 6.544%, 11/15/53	United States	10,000	11,028
Energy Transfer LP,
6.25%, 4/15/49	United States	90,000	93,275
3.75%, 5/15/30	United States	20,000	18,582
2.90%, 5/15/25	United States	20,000	19,394
5.25%, 4/15/29	United States	20,000	20,165
Enterprise Products Operating LLC,
2.80%, 1/31/30	United States	40,000	36,189
3.70%, 1/31/51	United States	80,000	63,726
Series H6.65%, 10/15/34	United States	10,000	11,460
4.15%, 10/16/28	United States	30,000	29,651
5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	8,987
EQM Midstream Partners LP, 5.50%, 7/15/28	United States	40,000	39,658
Kinder Morgan, Inc.,
5.55%, 6/01/45	United States	60,000	57,826
4.30%, 6/01/25	United States	10,000	9,883
4.30%, 3/01/28	United States	10,000	9,869
MPLX LP,
4.875%, 6/01/25	United States	10,000	9,944
4.875%, 12/01/24	United States	20,000	19,897
5.20%, 3/01/47	United States	50,000	46,492
4.50%, 4/15/38	United States	20,000	17,831
4.80%, 2/15/29	United States	20,000	19,875
[b] Oleoducto Central SA, 4.00%, 7/14/27	Colombia	200,000	186,045
ONEOK, Inc.,
6.05%, 9/01/33	United States	20,000	21,200
6.625%, 9/01/53	United States	40,000	44,816
5.55%, 11/01/26	United States	10,000	10,178
5.80%, 11/01/30	United States	20,000	20,805

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	20,000	23,414
Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	8,792
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	United States	30,000	29,656
6.875%, 1/15/29	United States	30,000	31,010
4.875%, 2/01/31	United States	30,000	29,181
[a] Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	20,000	17,625
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	United States	60,000	62,863
[a] Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	42,432
Western Midstream Operating LP,
3.10%, 2/01/25	United States	10,000	9,738
4.05%, 2/01/30	United States	80,000	74,906
5.25%, 2/01/50	United States	20,000	17,957
Williams Cos., Inc.,
5.75%, 6/24/44	United States	20,000	20,196
3.50%, 11/15/30	United States	50,000	45,798

			1,340,264

Retail 0.5%
Costco Wholesale Corp.,
1.60%, 4/20/30	United States	20,000	17,144
1.375%, 6/20/27	United States	40,000	36,322
Home Depot, Inc.,
3.90%, 6/15/47	United States	50,000	43,069
2.70%, 4/15/30	United States	20,000	18,277
2.50%, 4/15/27	United States	20,000	18,850
Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	9,950
McDonald’s Corp.,
4.20%, 4/01/50	United States	30,000	26,571
3.60%, 7/01/30	United States	20,000	18,981
3.50%, 3/01/27	United States	10,000	9,740
Walmart, Inc.,
1.80%, 9/22/31	United States	10,000	8,478
1.50%, 9/22/28	United States	20,000	17,879

			225,261

Semiconductors 0.5%
[a] Broadcom, Inc., 4.926%, 5/15/37	United States	90,000	87,155
Intel Corp.,
4.75%, 3/25/50	United States	30,000	28,378
5.125%, 2/10/30	United States	20,000	20,756
1.60%, 8/12/28	United States	20,000	17,707
Micron Technology, Inc., 5.875%, 2/09/33	United States	10,000	10,400
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/01/25	China	20,000	19,291
Texas Instruments, Inc., 1.75%, 5/04/30	United States	20,000	17,273

			200,960

Software 0.2%
Microsoft Corp., 2.921%, 3/17/52	United States	10,000	7,389
Oracle Corp.,
2.875%, 3/25/31	United States	50,000	44,316
1.65%, 3/25/26	United States	50,000	46,656

			98,361

Telecommunications 1.4%
AT&T, Inc.,
4.30%, 2/15/30	United States	20,000	19,601
1.70%, 3/25/26	United States	10,000	9,358
3.50%, 9/15/53	United States	30,000	21,796
2.55%, 12/01/33	United States	40,000	32,622
3.55%, 9/15/55	United States	20,000	14,393
5.55%, 8/15/41	United States	30,000	30,423

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Telefonica Emisiones SA, 5.213%, 3/08/47	Spain	150,000	139,236
T-Mobile USA, Inc.,
3.50%, 4/15/25	United States	20,000	19,589
3.00%, 2/15/41	United States	10,000	7,491
3.375%, 4/15/29	United States	50,000	46,512
Verizon Communications, Inc.,
4.329%, 9/21/28	United States	100,000	98,987
4.862%, 8/21/46	United States	40,000	38,209
2.355%, 3/15/32	United States	120,000	99,849

			578,066

Transportation 0.2%
Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,998
Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	14,468
Union Pacific Corp.,
3.75%, 2/05/70	United States	20,000	15,463
3.839%, 3/20/60	United States	40,000	32,688
2.891%, 4/06/36	United States	20,000	16,894

			86,511

Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., 3.875%, 4/15/30	United States	170,000	161,256

Total Corporate Bonds & Notes (Cost $16,127,158)			16,831,073

U.S. Government & Agency Securities 47.6%
Federal Home Loan Mortgage Corp.,
2.00%, 8/01/41	United States	417,354	357,758
2.00%, 12/01/41	United States	85,677	73,256
2.00%, 5/01/42	United States	197,183	168,471
2.50%, 11/01/51	United States	84,904	73,558
3.00%, 9/01/40	United States	252,257	232,668
3.65%, 10/01/29	United States	100,000	95,718
4.00%, 6/01/52	United States	273,515	258,820
5.00%, 4/01/53	United States	95,803	95,578
6.00%, 8/01/53	United States	886,279	903,421
Federal National Mortgage Association,
2.00%, 6/01/42	United States	98,997	84,600
2.00%, 8/01/42	United States	193,357	164,858
2.00%, 1/01/51	United States	455,455	374,659
2.00%, 4/01/51	United States	82,544	67,666
2.00%, 7/01/51	United States	98,407	81,001
2.00%, 3/01/52	United States	396,096	328,914
2.50%, 11/01/41	United States	244,558	216,876
2.50%, 12/01/51	United States	85,117	73,799
2.50%, 2/01/52	United States	2,253,123	1,939,869
3.00%, 9/01/51	United States	77,525	69,086
3.00%, 12/01/51	United States	96,362	85,808
3.00%, 9/01/61	United States	269,500	235,960
3.50%, 3/01/52	United States	264,202	242,550
4.50%, 11/01/52	United States	184,678	179,146
5.00%, 10/01/52	United States	90,502	89,687
5.00%, 7/01/53	United States	94,861	95,972
5.50%, 11/01/52	United States	187,825	189,091
5.50%, 4/01/53	United States	375,810	377,872
5.50%, 7/01/53	United States	96,832	97,704
5.85%, 11/01/33	United States	100,000	110,550
Government National Mortgage Association,
2.00%, 8/20/50	United States	61,125	51,791
2.00%, 11/20/50	United States	67,194	56,933
2.00%, 1/20/51	United States	69,965	59,306
2.00%, 7/20/51	United States	79,345	67,233
5.00%, 12/20/52	United States	94,910	94,343
5.00%, 8/20/53	United States	98,354	98,128
5.50%, 3/20/53	United States	97,207	98,189
5.50%, 4/20/53	United States	97,236	97,975

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

5.50%, 5/20/53	United States	98,092	98,837
5.50%, 5/20/53	United States	98,273	99,289
5.50%, 8/20/53	United States	99,649	100,742
6.00%, 7/20/53	United States	98,290	100,455
6.00%, 9/20/53	United States	99,250	101,250
Government National Mortgage Association, TBA,
2.50%, 1/20/54	United States	800,000	699,939
3.00%, 1/20/54	United States	600,000	543,327
3.50%, 1/20/54	United States	500,000	465,703
4.00%, 1/20/54	United States	300,000	286,454
5.00%, 1/20/54	United States	300,000	297,938
6.00%, 1/20/54	United States	100,000	101,691
6.50%, 3/20/54	United States	100,000	102,145
U.S. Treasury Bills,
0.000%, 2/15/24	United States	340,000	338,507
0.000%, 2/27/24	United States	700,000	694,985
U.S. Treasury Bonds,
3.625%, 5/15/53	United States	1,370,000	1,266,929
4.125%, 8/15/53	United States	190,000	192,108
4.375%, 8/15/43	United States	2,250,000	2,297,461
4.75%, 11/15/43	United States	240,000	257,512
4.75%, 11/15/53	United States	380,000	426,223
U.S. Treasury Notes,
4.375%, 11/30/28	United States	240,000	245,625
4.375%, 11/30/30	United States	140,000	143,992
4.625%, 9/15/26	United States	70,000	70,983
4.625%, 9/30/28	United States	110,000	113,558
4.875%, 10/31/28	United States	10,000	10,441
5.00%, 9/30/25	United States	60,000	60,618
Uniform Mortgage-Backed Security, TBA,
2.00%, 1/01/54	United States	600,000	490,500
3.00%, 1/01/54	United States	900,000	796,254
3.50%, 1/01/54	United States	500,000	458,750
4.00%, 1/01/54	United States	400,000	378,359
4.50%, 1/01/54	United States	300,000	290,836
5.00%, 1/01/54	United States	300,000	296,836
6.50%, 1/01/54	United States	100,000	102,488

Total U.S. Government & Agency Securities (Cost $19,164,695)			19,919,549

Foreign Government and Agency Securities 1.4%
[b] Dominican Republic International Bonds, 6.000%, 2/22/33	Dominican Republic	200,000	197,750
[b] Ivory Coast Government International Bonds, 6.125%, 6/15/33	Ivory Coast	200,000	183,755
Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	193,140

Total Foreign Government and Agency Securities (Cost $539,116)			574,645

Asset-Backed Securities 13.9%
[a,c] AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.416%, 4/20/36	Cayman Islands	300,000	301,684
[c] Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 5.042%, 1/25/35	United States	102,139	97,217
[a,c] AMMC CLO 23 Ltd., Series 2020-23A, Class A1R, 6.704%, 10/17/31	Cayman Islands	125,000	124,832
Angel Oak Mortgage Trust,
[a,c] ,Series 2022-3, Class A3, 4.136%, 1/25/67	United States	103,402	93,604
[a] ,Series 2023-1, Class A1, 4.75%, 9/26/67	United States	149,269	146,521
[a,c] ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, 6.736%, 4/15/34	Cayman Islands	100,000	99,352
[a] Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.02%, 2/20/30	United States	150,000	154,811
[a,c] Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 7.224%, 4/16/36	Jersey	200,000	200,536
Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	94,308
Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	158,189
BX Commercial Mortgage Trust,
[a,c] ,Series 2021-VOLT, Class A, 6.176%, 9/15/36	United States	110,000	107,291
[a,c] ,Series 2023-VLT2, Class A, 7.643%, 6/15/40	United States	100,000	100,299
[a,c] ,Series 2023-XL3, Class A, 7.121%, 12/09/40	United States	100,000	100,250

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

BX Trust,
[a] ,Series 2019-OC11, Class A, 3.202%, 12/09/41	United States	130,000	115,008
[a,c] ,Series 2021-BXMF, Class A, 6.112%, 10/15/26	United States	103,231	101,385
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197%, 8/15/50	United States	164,500	154,192
[a] College Avenue Student Loans LLC, Series 2021-C, Class C, 3.06%, 7/26/55	United States	190,000	165,313
[a] Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/48	United States	180,500	174,337
[a,c] Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 6.729%, 5/20/34	Cayman Islands	350,000	348,260
[a] Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29	United States	100,000	102,640
[a,c] Extended Stay America Trust, Series 2021-ESH, Class C, 7.177%, 7/15/38	United States	130,682	128,732
Federal Home Loan Mortgage Corp. REMICS, Series 5274, Class IO, CMO, IO, 2.50%, 1/25/51	United States	652,444	104,113
Federal Home Loan Mortgage Corp. STACR REMICS Trust,
[a,c] ,Series 2022-DNA2, Class M2, 9.087%, 2/25/42	United States	100,000	103,447
[a,c] ,Series 2022-DNA2, Class M1B, 7.737%, 2/25/42	United States	150,000	152,047
[a,c] ,Series 2022-DNA4, Class M1B, 8.687%, 5/25/42	United States	100,000	104,192
[a,c] ,Series 2022-DNA1, Class M1B, 7.187%, 1/25/42	United States	100,000	100,145
[a,c,d] FS Commercial Mortgage Trust, Series 2023-4AZN, Class B, 7.544%, 11/10/39	United States	100,000	104,161
[a,c] GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, 6.807%, 10/20/34	Cayman Islands	300,000	299,334
[c] GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States	110,000	103,652
[a,c] LAQ Mortgage Trust, Series 2023-LAQ, Class A, 7.453%, 3/15/36	United States	165,014	164,076
[c] MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014%, 12/15/56	United States	100,000	107,923
[a,c] Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 6.212%, 4/20/62	United States	134,380	132,386
[c] New Century Home Equity Loan Trust, Series 2004-2, Class M2, 6.40%, 8/25/34	United States	127,255	129,570
[a,c] NJ Trust, Series 2023-GSP, Class A, 6.697%, 1/06/29	United States	100,000	104,451
[a,c] Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, 6.757%, 7/20/34	Cayman Islands	100,000	99,855
[a] Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, 3.228%, 3/15/40	Cayman Islands	166,346	142,185
[a] SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.353%, 8/25/62	United States	110,602	110,689
[a,c] Symphony CLO Ltd., Series 2023-40A, Class A1, 6.984%, 1/14/34	Bermuda	160,000	159,957
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States	118,433	111,051
[a] Verus Securitization Trust, Series 2023-4, Class A1, 5.811%, 5/25/68	United States	97,393	97,349
[a,c] Voya CLO Ltd., Series 2018-2A, Class A1, 6.656%, 7/15/31	Cayman Islands	232,641	232,424
[c] WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 1A1A, CMO, 6.13%, 1/25/45	United States	105,359	99,912

Total Asset-Backed Securities (Cost $5,735,666)			5,831,680

Total Investments before Short-Term Investments (Cost $41,566,635)			43,156,947

Short-Term Investments 9.0%
Commercial Paper 0.6%
Natixis SA, 6.014%, 6/17/24	France	250,000	243,683

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Money Market Funds 8.4%
[e] Invesco Government & Agency Portfolio, 4.72%	United States	3,528,592	3,528,592

Total Short-Term Investments (Cost $3,771,965)			3,772,275

Total Investments (Cost $45,338,600) 112.2%			46,929,222
Other Assets, less Liabilities (12.2)%			(5,119,401)

Net Assets 100.0%			$41,809,821

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the value of was $7,055,317, representing 16.9% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of was $1,770,674, representing 4.2% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

eThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2023, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)

Credit rate contracts
Intercontinental Exchange, Inc.	1%	Quarterly	12/20/28	$1,250,000	$24,265	$15,598	$ 8,667

							$ 8,667

At December 31, 2023, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)

Interest rate contracts
Chicago Mercantile Exchange	(3.15)%	Annually	5/15/48	$1,442,000	$63,619	$163,460	$(99,841)
LCH Limited	3.95%	Annually	5/31/28	$1,865,000	$33,556	$ 5,211	$ 28,345

							$(71,496)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest rate contracts
3-Month CME Term SOFR	Long	5	$1,203,375	3/18/25	$ 10,802
3-Month CME Term SOFR	Long	35	8,481,813	3/17/26	76,927
U.S. Treasury 2 Yr. Note	Long	8	1,647,313	3/28/24	16,908
U.S. Treasury 5 Yr. Note	Long	30	3,263,203	3/28/24	6,542
U.S. Treasury Bond Long	Long	12	1,499,250	3/19/24	90,042
U.S. Treasury Bond Ultra	Long	9	1,202,344	3/19/24	107,295
3-Month CME Term SOFR	Short	14	3,312,488	3/19/24	(3,967)
3-Month CME Term SOFR	Short	3	712,613	6/18/24	(3,312)

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2023 (unaudited) (continued)

Futures Contracts (continued)

Interest rate contracts (continued)
U.S. Treasury 10 Yr. Note	Short	5	$564,453	3/19/24	$(1,274)
Ultra 10 Yr. U.S. Treasury Note	Short	11	1,298,172	3/19/24	(58,917)

Total Futures Contracts					$241,046

At December 31, 2023, the Fund had the following future option contracts outstanding.

Future Options

Description	Strike Price	Expiration Date	Contracts	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Put Options Purchased
CBOT 5 Year U.S. Treasury Notes Jan24 109 Call	$109.00	01/26/24	5,000	$2,884	$(149)
Three-Month SOFR Futures Jan24 94.5 Call	94.50	03/15/24	45,000	3,413	(3,188)
Three-Month SOFR Futures Jan24 94.75 Call	94.75	04/12/24	22,500	1,306	(856)
					$(4,193)
Call Options Written
CBOT 10 Year U.S. Treasury Notes Jan24 114 Call	$114.00	01/26/24	(4,000)	$(1,806)	$(132)
CBOT 10 Year U.S. Treasury Notes Jan24 114.5 Call	114.50	01/26/24	(4,000)	(1,993)	556
CBOT 5 Year U.S. Treasury Notes Jan24 110.25 Call	110.25	01/26/24	(5,000)	(1,265)	288
CBOT U.S. Long Bond Futures Jan24 126 Call	126.00	01/26/24	(1,000)	(1,029)	(299)
					$413

Abbreviations

Selected Portfolio

CLO	– Collateralized Loan Obligation

FRN	– Floating Rate Note

SOFR	– Secured Overnight Financing Rate

Franklin Templeton ETF Trust

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-nine separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Systematic Style Premia ETF’s Schedule of Investments have been consolidated and include the accounts of the Fund, Franklin Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Systematic Style Premia ETF’s investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index, with the exception of BrandywineGLOBAL - Dynamic US Large Cap Value ETF, BrandywineGLOBAL - U.S. Fixed Income ETF, ClearBridge Sustainable Infrastructure ETF, Martin Currie Sustainable International Equity ETF, Western Asset Bond ETF, Franklin High Yield Corporate ETF, Franklin Dynamic Municipal Bond ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin U.S. Low Volatility ETF, Franklin U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Ultra Short Bond ETF and Franklin Income Focus ETF which are actively managed, thus they are not designed to track an index. The reorganization of mutual fund Franklin Focused Growth Fund into Franklin Focused Growth ETF was effective after the market close on November 3, 2023.

2.  FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF , Franklin Senior Loan ETF and Franklin U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December 31, 2023, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin Exponential Data ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$38,455	$231,936	$(189,643)	$—	$—	$80,748	80,748	$ —

Franklin Focused Growth ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$—	$5,858,663	$(4,902,067)	$—	$—	$956,596	956,596	$ —

Franklin FTSE China ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$—	$917,143	$(917,143)	$—	$—	$—	—	$302

Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$4,136	$994,752	$(998,825)	$—	$—	$63	63	$ —

Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$61,459	$53,593,351	$(53,654,810)	$—	$—	$—	—	$ —

Franklin FTSE Japan ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$4,355,834	$21,333,988	$(24,485,927)	$—	$—	$1,203,895	1,203,895	$19,699

Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$721	$12,841,232	$(12,841,953)	$—	$—	$—	—	$ —

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE South Korea ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$—	$1,747,080	$(1,747,080)	$—	$—	$—	—	$ 14

Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$—	$1,927,000	$(1,927,000)	$—	$—	$—	—	$ 296

Franklin U.S. Core Bond ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$17,621,864	$412,437,356	$(414,967,713)	$—	$—	$15,091,507	15,091,507	$ —

Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$—	$609,821	$(577,734)	$—	$—	$32,087	32,087	$ —

Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$—	$455,264	$(455,264)	$—	$—	$—	—	$ 351

Franklin U.S. Equity Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$—	$10,295,778	$(9,541,066)	$—	$—	$754,712	754,712	$ —

Franklin U.S. Equity Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$266,830	$2,337,432	$(2,475,312)	$—	$—	$128,950	128,950	$ 6,640

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$—	$12,467,836	$(11,349,840)	$—	$—	$1,117,996	1,117,996	$ —

Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$—	$9,993,750	$(9,993,750)	$—	$—	$—	—	$10,164

Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$—	$4,978,481	$(4,038,271)	$—	$—	$940,210	940,210	$ —

Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$130,050	$3,664,097	$(3,794,147)	$—	$—	$—	—	$ 128

Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$—	$398,421	$(370,071)	$—	$—	$28,350	28,350	$ —

Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.17%	$—	$1,228,874	$(1,037,765)	$—	$—	$191,109	191,109	$ 847

Franklin U.S. Treasury Bond ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$4,054,622	$41,174,892	$(43,156,227)	$—	$—	$2,073,287	2,073,287	$ —

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin Ultra Short Bond ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.17%	$187,218	$1,363,245	$ (883,412)	$—	$—	$667,051	667,051	$ —

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$148,914,399	$—	$—	$148,914,399
Short-Term Investments	2,414,643	—	—	2,414,643

Total Investments in Securities	$151,329,042	$—	$—	$151,329,042

BrandywineGLOBAL - U.S. Fixed Income ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$440,542	$—	$440,542
Mortgage-Backed Securities	—	2,495,988	—	2,495,988
U.S. Government & Agency Securities	—	8,987,375	—	8,987,375
Short-Term Investments	336,452	—	—	336,452

Total Investments in Securities	$336,452	$11,923,905	$—	$12,260,357

Other Financial Instruments:
Futures Contracts	$194,469	$—	$—	$194,469

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,434,878	$—	$—	$8,434,878
Short-Term Investments	158,130	—	—	158,130

Total Investments in Securities	$8,593,008	$—	$—	$8,593,008

	Level 1	Level 2	Level 3		Total

Franklin Disruptive Commerce ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,785,958	$—	$—		$12,785,958

Franklin Dynamic Municipal Bond ETF

Assets:
Investments in Securities:[a]
Senior Floating Rate Interest	$—	$504,684	$—		$504,684
Municipal Bonds	—	162,358,292	10,000		162,368,292

Total Investments in Securities	$—	$162,862,976	$10,000		$162,872,976

Franklin Emerging Market Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,466,273	$—	$—	[c]	$12,466,273

Franklin Exponential Data ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,274,217	$—	$—		$4,274,217
Short-Term Investments	80,748	—	—		80,748

Total Investments in Securities	$4,354,965	$—	$—		$4,354,965

Franklin Focused Growth ETF

Assets:
Investments in Securities:
Equity Investments	$55,471,875	$—	$—		$55,471,875
Short-Term Investments	956,596	—	—		956,596

Total Investments in Securities	$56,428,471	$—	$—		$56,428,471

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$34,375,332	$—	$—	[c]	$34,375,332

Other Financial Instruments:
Futures Contracts	$578	$—	$—		$578

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,286,095	$—	$—		$28,286,095

Other Financial Instruments:
Futures Contracts	$7,621	$—	$—		$7,621

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$177,628,836	$—	$—		$177,628,836

Other Financial Instruments:
Futures Contracts	$231,194	$—	$—		$231,194

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$385,194,678	$—	$—	[c]	$385,194,678

Other Financial Instruments:
Futures Contracts	$26,673	$—	$—		$26,673

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$102,257,011	$—	$—	[c]	$102,257,011

	Level 1	Level 2	Level 3		Total

Franklin FTSE China ETF
Other Financial Instruments:
Futures Contracts	$2,945	$—	$—		$2,945

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$123,015,677	$—	$—	[c]	$123,015,677

Other Financial Instruments:
Futures Contracts	$4,433	$—	$—		$4,433

Liabilities:
Other Financial Instruments:
Futures Contracts	$6,010	$—	$—		$6,010

Franklin FTSE Eurozone ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,276,168	$—	$—	[c]	$19,276,168
Short-Term Investments	63	—	—		63

Total Investments in Securities	$19,276,231	$—	$—		$19,276,231

Liabilities:
Other Financial Instruments:
Futures Contracts	$429	$—	$—		$429

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,546,823	$—	$—		$18,546,823

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,841,542	$—	$—		$10,841,542

Other Financial Instruments:
Futures Contracts	$668	$—	$—		$668

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$682,298,196	$—	$—		$682,298,196

Other Financial Instruments:
Futures Contracts	$129,217	$—	$—		$129,217

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,633,287,401	$—	$—		$1,633,287,401
Short-Term Investments	1,203,895	—	—		1,203,895

Total Investments in Securities	$1,634,491,296	$—	$—		$1,634,491,296

Liabilities:
Other Financial Instruments:
Futures Contracts	$6,037	$—	$—		$6,037

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,845,880	$—	$—		$28,845,880

Other Financial Instruments:
Forward Exchange Contracts	$—	$18,463	$—		$18,463
Futures Contracts	285	—	—		285

Total Other Financial Instruments	$285	$18,463	$—		$18,748

	Level 1	Level 2	Level 3		Total

Franklin FTSE Japan Hedged ETF

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,579,347	$—		$1,579,347

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$67,669,746	$—	$—		$67,669,746

Other Financial Instruments:
Futures Contracts	$46,838	$—	$—		$46,838

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$39,798,678	$—	$—		$39,798,678

Other Financial Instruments:
Futures Contracts	$20,603	$—	$—		$20,603

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$—	[c]	$—

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,171,347	$—	$—		$18,171,347

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3	$—		$3

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$302,176,425	$—	$—		$302,176,425

Other Financial Instruments:
Futures Contracts	$112,990	$—	$—		$112,990

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$45,420,962	$—	$—		$45,420,962

Liabilities:
Other Financial Instruments:
Futures Contracts	$7,306	$—	$—		$7,306

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$193,636,356	$—	$—		$193,636,356

Other Financial Instruments:
Futures Contracts	$3,591	$—	$—		$3,591

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$616,454,632	$—	$—	[c]	$616,454,632

Other Financial Instruments:
Futures Contracts	$31,241	$—	$—		$31,241

	Level 1	Level 2	Level 3		Total

Franklin Genomic Advancements ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,157,926	$—	$—	[c]	$10,157,926

Franklin High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$228,585,729	$—	[c]	$228,585,729
Senior Floating Rate Interests	—	8,352,357	—		8,352,357
Equity Investments[b]	1,218,240	—	—		1,218,240
U.S. Government & Agency Securities	—	3,033,246	—		3,033,246

Total Investments in Securities	$1,218,240	$239,971,332	$—		$241,189,572

Franklin Income Focus ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$64,521,272	$—		$64,521,272
Equity-Linked Securities	2,014,017	17,975,678	—		19,989,695
Equity Investments[b]	26,939,302	—	—		26,939,302
U.S. Government & Agency Securities	—	14,029,315	—		14,029,315

Total Investments in Securities	$28,953,319	$96,526,265	$—		$125,479,584

Other Financial Instruments:
Futures Contracts	$520,061	$—	$—		$520,061

Liabilities:
Other Financial Instruments:
Call Options Written	$27,947	$—	$—		$27,947
Put Option Written	989	—	—		989

Total Other Financial Instruments	$28,936	$—	$—		$28,936

Franklin Intelligent Machines ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,982,947	$—	$—	[c]	$19,982,947

Franklin International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$413,808,070	$—		$413,808,070
Corporate Bonds & Notes	—	18,709,767	—		18,709,767
U.S. Government & Agency Securities	—	4,062,651	—		4,062,651

Total Investments in Securities	$—	$436,580,488	$—		$436,580,488

Other Financial Instruments:
Forward Exchange Contracts	$—	$177,045	$—		$177,045

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$20,656,368	$—		$20,656,368

Franklin International Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$576,843,709	$—	$—		$576,843,709

Other Financial Instruments:
Futures Contracts	$63,887	$—	$—		$63,887

Franklin Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$622,827,787	$—		$622,827,787
U.S. Government & Agency Securities	—	15,514,477	—		15,514,477

Total Investments in Securities	$—	$638,342,264	$—		$638,342,264

	Level 1	Level 2	Level 3		Total

Franklin Municipal Green Bond ETF

Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$113,514,322	$—		$113,514,322

Franklin Senior Loan ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$16,311,700	$—		$16,311,700
Senior Floating Rate Interests	—	257,262,932	—		257,262,932
Asset-Backed Securities	—	1,953,889	—		1,953,889
U.S. Government & Agency Securities	—	40,581,539	—		40,581,539

Total Investments in Securities	$—	$316,110,060	$—		$316,110,060

Franklin Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$104,325,419	$—	$—	[c]	$104,325,419
Short-Term Investments	17,460,931	—	—		17,460,931

Total Investments in Securities	$121,786,350	$—	$—		$121,786,350

Other Financial Instruments:
Forward Exchange Contracts	$—	$338,023	$—		$338,023
Futures Contracts	1,677,991	—	—		1,677,991

Total Other Financial Instruments	$1,677,991	$338,023	$—		$2,016,014

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$322,360	$—		$322,360
Futures Contracts	2,131,001	—	—		2,131,001

Swap Contracts	—	636,108	—		636,108

Total Other Financial Instruments	$2,131,001	$958,468	$—		$3,089,469

Franklin U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$536,927,534	$—		$536,927,534
Municipal Bonds	—	19,670,215	—		19,670,215
Mortgage-Backed Securities	—	255,406,188	—		255,406,188
Foreign Government and Agency Securities	—	14,964,911	—		14,964,911
Asset-Backed Securities	—	37,928,709	—		37,928,709
U.S. Government & Agency Securities	—	917,627,928	—		917,627,928
Short-Term Investments	15,091,507	—	—		15,091,507

Total Investments in Securities	$15,091,507	$1,782,525,485	$—		$1,797,616,992

Other Financial Instruments:
Futures Contracts	$1,912,973	$—	$—		$1,912,973

Franklin U.S. Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$60,773,720	$—	$—	[c]	$60,773,720
Short-Term Investments	32,087	—	—		32,087

Total Investments in Securities	$60,805,807	$—	$—		$60,805,807

Other Financial Instruments:
Futures Contracts	$2,808	$—	$—		$2,808

Franklin U.S. Equity Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,008,434,415	$—	$—	[c]	$1,008,434,415
Short-Term Investments	883,662	—	—		883,662

Total Investments in Securities	$1,009,318,077	$—	$—		$1,009,318,077

	Level 1	Level 2	Level 3	Total

Franklin U.S. Equity Index ETF
Other Financial Instruments:
Futures Contracts	$20,928	$—	$—	$20,928

Franklin U.S. Large Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,154,194,017	$—	$—	$1,154,194,017
Short-Term Investments	1,117,996	—	—	1,117,996

Total Investments in Securities	$1,155,312,013	$—	$—	$1,155,312,013

Other Financial Instruments:
Futures Contracts	$28,389	$—	$—	$28,389

Franklin U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$115,371,538	$—	$—	$115,371,538
U.S. Government & Agency Securities	—	839,515	—	839,515

Total Investments in Securities	$115,371,538	$839,515	$—	$116,211,053

Franklin U.S. Mid Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$416,873,409	$—	$—	$416,873,409
Short-Term Investments	940,210	—	—	940,210

Total Investments in Securities	$417,813,619	$—	$—	$417,813,619

Other Financial Instruments:
Futures Contracts	$33,632	$—	$—	$33,632

Franklin U.S. Small Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$34,917,463	$—	$—	$34,917,463
Short-Term Investments	219,459	—	—	219,459

Total Investments in Securities	$35,136,922	$—	$—	$35,136,922

Franklin U.S. Treasury Bond ETF

Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$—	$472,203,915	$—	$472,203,915
Short-Term Investments	2,073,287	—	—	2,073,287

Total Investments in Securities	$2,073,287	$472,203,915	$—	$474,277,202

Franklin Ultra Short Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,493,243	$—	$1,493,243
Asset-Backed Securities	—	200,291	—	200,291
Short-Term Investments	667,051	98,811	—	765,862

Total Investments in Securities	$667,051	$1,792,345	$—	$2,459,396

Martin Currie Sustainable International Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$32,490,669	$—	$—	$32,490,669

	Level 1	Level 2	Level 3	Total

Western Asset Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$16,831,073	$—	$16,831,073
Foreign Government and Agency Securities	—	574,645	—	574,645
Asset-Backed Securities	—	5,727,519	104,161	5,831,680
U.S. Government & Agency Securities	—	19,919,549	—	19,919,549
Short-Term Investments	3,528,592	243,683	—	3,772,275

Total Investments in Securities	$3,528,592	$43,296,469	$104,161	$46,929,222

Other Financial Instruments:
Futures Contracts	$308,516	$—	$—	$308,516
Credit Default Swap Contracts	—	8,667	—	8,667
Interest Rate Swaps	—	28,345	—	28,345
Put Options Purchased	3,409	—	—	3,409

Total Other Financial Instruments	$311,925	$37,012	$—	$348,937

Liabilities:
Other Financial Instruments:
Futures Contracts	$67,470	$—	$—	$67,470
Interest Rate Swaps	—	99,841	—	99,841
Call Options Written	5,680	—	—	5,680

Total Other Financial Instruments	$73,150	$99,841	$—	$172,991

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at December 31, 2023.

5. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.

6. TOTAL RETURN SWAPS

Franklin Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

7. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At December 31, 2023, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. At December 31, 2023, the net assets of the FLSP Holdings Corporation were $ 3,368,548 representing 2.53% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.